UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series International Index Fund

January 31, 2019

IIF-QTLY-0319
1.9891251.100

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
Australia - 6.8%
AGL Energy Ltd.	592	$9,218
Alumina Ltd.	1,942	3,430
Amcor Ltd.	1,078	10,696
AMP Ltd.	2,371	3,895
APA Group unit	1,072	7,153
Aristocrat Leisure Ltd.	504	9,023
ASX Ltd.	176	8,151
Aurizon Holdings Ltd.	1,996	6,384
Australia & New Zealand Banking Group Ltd.	2,566	46,711
Bank of Queensland Ltd.	467	3,452
Bendigo & Adelaide Bank Ltd.	507	3,973
BHP Billiton Ltd.	2,607	66,564
BlueScope Steel Ltd.	437	3,955
Boral Ltd.	954	3,433
Brambles Ltd.	1,424	11,014
Caltex Australia Ltd.	259	5,053
Challenger Ltd.	442	2,326
Cimic Group Ltd.	81	2,638
Coca-Cola Amatil Ltd.	423	2,583
Cochlear Ltd.	52	7,311
Coles Group Ltd. (a)	1,001	9,103
Commonwealth Bank of Australia	1,561	79,326
Computershare Ltd.	347	4,482
Crown Ltd.	337	2,927
CSL Ltd.	402	57,162
DEXUS Property Group unit	819	6,834
Dominos Pizza Enterprises Ltd.	40	1,323
Flight Centre Travel Group Ltd.	37	1,157
Fortescue Metals Group Ltd.	1,449	5,951
Goodman Group unit	1,443	12,230
Harvey Norman Holdings Ltd.	369	904
Incitec Pivot Ltd.	1,365	3,284
Insurance Australia Group Ltd.	2,076	10,699
Lendlease Group unit	459	4,081
Macquarie Group Ltd.	287	24,300
Medibank Private Ltd.	2,247	4,279
Mirvac Group unit	2,999	5,232
National Australia Bank Ltd.	2,459	42,700
Newcrest Mining Ltd.	685	12,174
Orica Ltd.	376	4,687
Origin Energy Ltd. (a)	1,625	8,457
QBE Insurance Group Ltd.	1,241	9,679
Ramsay Health Care Ltd.	130	5,360
realestate.com.au Ltd.	47	2,587
Rio Tinto Ltd.	333	21,071
Santos Ltd.	1,640	7,713
Scentre Group unit	4,707	13,583
SEEK Ltd.	265	3,273
Sonic Healthcare Ltd.	387	6,476
South32 Ltd.	4,545	11,662
SP AusNet	2,274	2,727
Stockland Corp. Ltd. unit	2,292	6,298
Suncorp Group Ltd.	1,176	11,096
Sydney Airport unit	914	4,358
Tabcorp Holdings Ltd.	1,732	5,854
Telstra Corp. Ltd.	3,818	8,631
The GPT Group unit	1,471	6,202
TPG Telecom Ltd.	246	1,250
Transurban Group unit	2,368	20,948
Treasury Wine Estates Ltd.	640	7,188
Vicinity Centres unit	2,725	5,170
Washington H. Soul Pattinson & Co. Ltd.	95	1,817
Wesfarmers Ltd.	927	21,704
Westpac Banking Corp.	3,068	54,831
Woodside Petroleum Ltd.	858	21,405
Woolworths Group Ltd.	1,152	24,594
WorleyParsons Ltd.	265	2,674

TOTAL AUSTRALIA		806,406

Austria - 0.2%
Andritz AG	59	2,912
Erste Group Bank AG	271	9,430
OMV AG	145	7,203
Osterreichische Elektrizitatswirtschafts AG	57	2,911
Raiffeisen International Bank-Holding AG	119	3,144
Voestalpine AG	115	3,670

TOTAL AUSTRIA		29,270

Bailiwick of Jersey - 0.7%
Experian PLC	797	20,011
Ferguson PLC	207	13,830
Glencore Xstrata PLC	10,129	41,111
WPP PLC	1,126	12,885

TOTAL BAILIWICK OF JERSEY		87,837

Belgium - 1.0%
Ageas	169	7,850
Anheuser-Busch InBev SA NV	680	51,954
Colruyt NV	48	3,447
Groupe Bruxelles Lambert SA	78	7,344
KBC Groep NV	221	14,995
Proximus	120	3,215
Solvay SA Class A	69	7,509
Telenet Group Holding NV	46	2,128
UCB SA	114	9,870
Umicore SA	168	7,103

TOTAL BELGIUM		115,415

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	500	4,037
Dairy Farm International Holdings Ltd.	200	1,806
Hongkong Land Holdings Ltd.	1,000	7,170
Jardine Matheson Holdings Ltd.	156	10,424
Jardine Strategic Holdings Ltd.	160	6,125
Kerry Properties Ltd.	500	2,077
NWS Holdings Ltd.	1,000	2,287
Shangri-La Asia Ltd.	2,000	2,612
Yue Yuen Industrial (Holdings) Ltd.	500	1,705

TOTAL BERMUDA		38,243

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	300	3,232
BeiGene Ltd. ADR (a)	28	3,625
Cheung Kong Property Holdings Ltd.	2,500	21,047
CK Hutchison Holdings Ltd.	2,500	25,248
Melco Crown Entertainment Ltd. sponsored ADR	195	4,208
MGM China Holdings Ltd.	800	1,553
Sands China Ltd.	2,000	9,595
WH Group Ltd. (b)	8,000	6,860
Wharf Real Estate Investment Co. Ltd.	1,000	6,841
Wynn Macau Ltd.	1,200	2,946

TOTAL CAYMAN ISLANDS		85,155

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	4	4,989
Series B	5	6,687
Carlsberg A/S Series B	104	11,885
Christian Hansen Holding A/S	89	8,433
Coloplast A/S Series B	105	9,582
Danske Bank A/S	642	11,861
DONG Energy A/S (b)	170	12,224
DSV de Sammensluttede Vognmaend A/S	172	13,697
Genmab A/S (a)	54	7,872
H Lundbeck A/S	58	2,541
ISS Holdings A/S	132	3,729
Novo Nordisk A/S Series B	1,614	75,642
Novozymes A/S Series B	179	7,467
Pandora A/S	89	3,853
Tryg A/S	100	2,550
Vestas Wind Systems A/S	171	14,105
William Demant Holding A/S (a)	85	2,679

TOTAL DENMARK		199,796

Finland - 1.3%
Elisa Corp. (A Shares)	132	5,522
Fortum Corp.	399	9,052
Kone Oyj (B Shares)	279	13,537
Metso Corp.	114	3,340
Neste Oyj	116	10,640
Nokia Corp.	4,990	31,525
Nokian Tyres PLC	102	3,388
Nordea Bank ABP	2,732	24,810
Orion Oyj (B Shares)	84	2,964
Sampo Oyj (A Shares)	402	18,418
Stora Enso Oyj (R Shares)	508	6,834
UPM-Kymmene Corp.	488	14,109
Wartsila Corp.	352	5,731

TOTAL FINLAND		149,870

France - 9.9%
Accor SA	165	7,182
Aeroports de Paris	24	4,593
Air Liquide SA	378	45,889
Alstom SA	128	5,154
Amundi SA (b)	50	2,873
Arkema SA	65	6,169
Atos Origin SA	84	7,665
AXA SA	1,732	40,165
BIC SA	22	2,205
bioMerieux SA	35	2,472
BNP Paribas SA	1,000	46,889
Bollore SA	706	2,911
Bouygues SA	178	6,300
Bureau Veritas SA	255	5,662
Capgemini SA	140	15,460
Carrefour SA	527	10,426
Casino Guichard Perrachon SA	50	2,461
CNP Assurances	182	4,133
Compagnie de St. Gobain	444	15,322
Covivio	45	4,600
Credit Agricole SA	1,044	11,924
Danone SA	550	40,024
Dassault Aviation SA	3	4,467
Dassault Systemes SA	113	14,169
Edenred SA	211	8,559
EDF SA	526	8,688
Eiffage SA	77	7,220
ENGIE	1,625	26,012
Essilor International SA	252	31,923
Eurazeo SA	55	4,086
Eutelsat Communications	141	2,986
Faurecia SA	64	2,795
Gecina SA	46	6,750
Groupe Eurotunnel SA	434	6,349
Hermes International SCA	26	15,606
ICADE	39	3,285
Iliad SA	22	2,521
Imerys SA	35	1,843
Ingenico SA	48	2,616
Ipsen SA	31	3,903
JCDecaux SA	70	2,074
Kering SA	67	33,551
Klepierre SA	194	6,653
L'Oreal SA	222	53,508
Legrand SA	238	14,100
LVMH Moet Hennessy - Louis Vuitton SA	243	77,954
Michelin CGDE Series B	153	16,619
Natixis SA	897	4,591
Orange SA	1,757	27,252
Pernod Ricard SA	188	31,202
Peugeot Citroen SA	526	13,239
Publicis Groupe SA	191	11,662
Remy Cointreau SA	20	2,324
Renault SA	175	12,389
Rexel SA	252	2,873
Safran SA	293	38,497
Sanofi SA	997	86,657
Sartorius Stedim Biotech	26	2,866
Schneider Electric SA	482	34,281
SCOR SE	146	6,144
SEB SA	19	2,914
Societe Generale Series A	678	21,140
Sodexo SA	79	8,229
SR Teleperformance SA	50	8,602
Suez Environnement SA	301	3,854
Thales SA	93	10,289
Total SA	2,118	116,111
Ubisoft Entertainment SA (a)	69	6,124
Valeo SA	199	6,225
Veolia Environnement SA	477	10,057
VINCI SA	451	39,684
Vivendi SA	918	23,408
Wendel SA	30	3,657

TOTAL FRANCE		1,182,987

Germany - 8.1%
adidas AG	167	39,701
Allianz SE	381	80,838
Axel Springer Verlag AG	41	2,506
BASF AG	820	60,071
Bayer AG	830	62,911
Bayerische Motoren Werke AG (BMW)	310	26,066
Beiersdorf AG	91	9,093
Brenntag AG	150	7,102
Commerzbank AG (a)	848	6,077
Continental AG	99	15,646
Covestro AG (b)	171	9,430
Daimler AG (Germany)	821	48,546
Delivery Hero AG (a)(b)	75	2,764
Deutsche Bank AG	1,760	15,604
Deutsche Borse AG	171	22,768
Deutsche Lufthansa AG	191	4,823
Deutsche Post AG	893	26,376
Deutsche Telekom AG	2,936	47,742
Deutsche Wohnen AG (Bearer)	314	15,666
Drillisch AG	45	1,869
E.ON AG	1,970	21,899
Evonik Industries AG	170	4,643
Fraport AG Frankfurt Airport Services Worldwide	45	3,551
Fresenius Medical Care AG & Co. KGaA	192	14,122
Fresenius SE & Co. KGaA	369	19,133
GEA Group AG	135	3,712
Hannover Reuck SE	59	8,502
HeidelbergCement Finance AG	138	9,556
Henkel AG & Co. KGaA	97	8,888
Hochtief AG	22	3,286
Hugo Boss AG	51	3,657
Infineon Technologies AG	995	22,132
innogy SE (b)	120	5,686
KION Group AG	58	3,347
Lanxess AG	86	4,727
Merck KGaA	118	12,369
Metro Wholesale & Food Specialist AG	153	2,586
MTU Aero Engines Holdings AG	47	10,124
Muenchener Rueckversicherungs AG	133	29,680
OSRAM Licht AG	80	3,398
ProSiebenSat.1 Media AG	189	3,374
Puma AG	7	3,898
RWE AG	455	11,270
SAP SE	866	89,549
Siemens AG	679	74,439
Siemens Healthineers AG (b)	117	4,610
Symrise AG	114	9,473
Telefonica Deutschland Holding AG	622	2,179
Thyssenkrupp AG	396	7,012
TUI AG (GB)	388	5,873
Uniper SE	190	5,496
United Internet AG	97	3,840
Volkswagen AG	28	4,871
Vonovia SE	433	21,713
Wirecard AG	103	17,059
Zalando SE (a)(b)	93	2,837

TOTAL GERMANY		968,090

Hong Kong - 2.8%
AIA Group Ltd.	10,600	95,713
Bank of East Asia Ltd.	1,014	3,420
BOC Hong Kong (Holdings) Ltd.	3,500	13,524
CLP Holdings Ltd.	1,500	17,471
Galaxy Entertainment Group Ltd.	2,000	13,925
Hang Lung Group Ltd.	1,000	2,939
Hang Lung Properties Ltd.	2,000	4,379
Hang Seng Bank Ltd.	700	16,105
Henderson Land Development Co. Ltd.	1,000	5,685
Hong Kong & China Gas Co. Ltd.	8,000	17,384
Hong Kong Exchanges and Clearing Ltd.	1,000	31,289
Hysan Development Co. Ltd.	1,000	5,204
Link (REIT)	2,000	21,984
MTR Corp. Ltd.	1,506	8,423
New World Development Co. Ltd.	5,000	7,886
PCCW Ltd.	4,000	2,381
Power Assets Holdings Ltd.	1,500	10,105
Sino Land Ltd.	2,064	3,712
SJM Holdings Ltd.	2,000	2,112
Sun Hung Kai Properties Ltd.	1,500	25,159
Swire Pacific Ltd. (A Shares)	500	5,922
Swire Properties Ltd.	800	3,123
Techtronic Industries Co. Ltd.	1,500	8,756
Wharf Holdings Ltd.	1,000	3,023
Wheelock and Co. Ltd.	1,000	6,411

TOTAL HONG KONG		336,035

Ireland - 0.6%
AIB Group PLC	669	2,986
Bank Ireland Group PLC	911	5,453
CRH PLC	745	21,445
DCC PLC (United Kingdom)	83	6,777
James Hardie Industries PLC CDI	357	3,978
Kerry Group PLC Class A	145	14,813
Kingspan Group PLC (Ireland)	123	5,026
Paddy Power Betfair PLC (Ireland)	65	5,316
Ryanair Holdings PLC sponsored ADR (a)	22	1,562
Smurfit Kappa Group PLC	209	6,024

TOTAL IRELAND		73,380

Isle of Man - 0.1%
Gaming VC Holdings SA	432	3,808
Genting Singapore Ltd.	4,700	3,840

TOTAL ISLE OF MAN		7,648

Israel - 0.5%
Azrieli Group	43	2,288
Bank Hapoalim BM (Reg.)	894	6,047
Bank Leumi le-Israel BM	1,376	9,080
Bezeq The Israel Telecommunication Corp. Ltd.	1,890	1,514
Check Point Software Technologies Ltd. (a)	107	11,975
Elbit Systems Ltd. (Israel)	20	2,471
Israel Chemicals Ltd.	592	3,428
Mizrahi Tefahot Bank Ltd.	123	2,284
NICE Systems Ltd. (a)	47	5,173
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	866	17,190
Wix.com Ltd. (a)	37	4,046

TOTAL ISRAEL		65,496

Italy - 1.8%
Assicurazioni Generali SpA	1,042	18,242
Atlantia SpA	452	10,678
Davide Campari-Milano SpA	459	4,122
Enel SpA	7,245	43,788
Eni SpA	2,276	38,591
Intesa Sanpaolo SpA	13,169	30,132
Leonardo SpA	328	3,175
Mediobanca SpA	520	4,532
Moncler SpA	140	5,272
Pirelli & C. S.p.A. (a)(b)	344	2,246
Poste Italiane SpA (b)	424	3,647
Prysmian SpA	189	4,052
Recordati SpA	85	3,078
Snam Rete Gas SpA	2,096	10,004
Telecom Italia SpA (a)	9,465	5,266
Terna SpA	1,364	8,387
UniCredit SpA	1,780	20,553

TOTAL ITALY		215,765

Japan - 24.4%
ACOM Co. Ltd.	300	1,049
AEON Co. Ltd.	500	10,138
AEON Financial Service Co. Ltd.	100	1,934
AEON MALL Co. Ltd.	100	1,658
Agc, Inc.	200	6,766
Air Water, Inc.	200	3,329
Aisin Seiki Co. Ltd.	200	7,877
Ajinomoto Co., Inc.	400	6,908
Alfresa Holdings Corp.	200	5,503
All Nippon Airways Ltd.	100	3,680
Alps Electric Co. Ltd.	200	4,199
Amada Holdings Co. Ltd.	300	3,008
Aozora Bank Ltd.	100	3,076
Asahi Group Holdings	300	12,518
ASAHI INTECC Co. Ltd.	100	4,333
Asahi Kasei Corp.	1,100	12,038
Asics Corp.	100	1,441
Astellas Pharma, Inc.	1,600	23,741
Bandai Namco Holdings, Inc.	200	8,804
Bank of Kyoto Ltd.	100	4,246
Benesse Holdings, Inc.	100	2,608
Bridgestone Corp.	500	19,224
Brother Industries Ltd.	200	3,364
Calbee, Inc.	100	3,204
Canon, Inc.	900	25,884
Casio Computer Co. Ltd.	200	2,657
Central Japan Railway Co.	100	21,565
Chiba Bank Ltd.	500	3,039
Chubu Electric Power Co., Inc.	500	7,893
Chugai Pharmaceutical Co. Ltd.	200	11,788
Chugoku Electric Power Co., Inc.	200	2,730
Coca-Cola West Co. Ltd.	100	3,080
Concordia Financial Group Ltd.	800	3,290
Credit Saison Co. Ltd.	100	1,313
CyberAgent, Inc.	100	3,213
Dai Nippon Printing Co. Ltd.	200	4,620
Dai-ichi Mutual Life Insurance Co.	900	14,538
Daicel Chemical Industries Ltd.	200	2,093
Daifuku Co. Ltd.	100	4,994
Daiichi Sankyo Kabushiki Kaisha	500	17,292
Daikin Industries Ltd.	200	21,648
Dainippon Sumitomo Pharma Co. Ltd.	100	2,337
Daito Trust Construction Co. Ltd.	100	13,904
Daiwa House Industry Co. Ltd.	500	16,190
Daiwa House REIT Investment Corp.	2	4,704
Daiwa Securities Group, Inc.	1,300	6,466
DeNA Co. Ltd.	100	1,763
DENSO Corp.	400	18,317
Dentsu, Inc.	200	9,474
East Japan Railway Co.	300	27,762
Eisai Co. Ltd.	200	15,458
Electric Power Development Co. Ltd.	100	2,494
FamilyMart Co. Ltd.	100	11,678
Fanuc Corp.	200	34,016
Fast Retailing Co. Ltd.	100	45,747
Fuji Electric Co. Ltd.	100	3,076
Fujifilm Holdings Corp.	300	12,848
Fujitsu Ltd.	200	13,374
Fukuoka Financial Group, Inc.	100	2,204
Hakuhodo DY Holdings, Inc.	200	3,066
Hamamatsu Photonics K.K.	100	3,571
Hankyu Hanshin Holdings, Inc.	200	7,124
Hino Motors Ltd.	200	2,003
Hisamitsu Pharmaceutical Co., Inc.	100	5,095
Hitachi Chemical Co. Ltd.	100	1,642
Hitachi Construction Machinery Co. Ltd.	100	2,523
Hitachi High-Technologies Corp.	100	3,599
Hitachi Ltd.	800	25,067
Hitachi Metals Ltd.	200	2,238
Honda Motor Co. Ltd.	1,400	42,031
Hoshizaki Corp.	100	7,087
Hoya Corp.	300	17,346
Hulic Co. Ltd.	200	1,842
Idemitsu Kosan Co. Ltd.	100	3,521
IHI Corp.	100	3,154
Iida Group Holdings Co. Ltd.	100	1,819
INPEX Corp.	900	8,639
Isetan Mitsukoshi Holdings Ltd.	300	3,079
Isuzu Motors Ltd.	500	7,418
Itochu Corp.	1,200	21,940
J. Front Retailing Co. Ltd.	200	2,288
Japan Airlines Co. Ltd.	100	3,639
Japan Exchange Group, Inc.	400	7,018
Japan Post Bank Co. Ltd.	300	3,490
Japan Post Holdings Co. Ltd.	1,400	17,184
Japan Prime Realty Investment Corp.	1	4,072
Japan Real Estate Investment Corp.	1	5,857
Japan Retail Fund Investment Corp.	2	4,095
Japan Tobacco, Inc.	1,000	25,247
JFE Holdings, Inc.	400	7,031
JGC Corp.	200	3,048
JSR Corp.	200	3,224
JTEKT Corp.	200	2,587
JX Holdings, Inc.	2,800	15,254
Kajima Corp.	400	5,677
Kakaku.com, Inc.	100	1,748
Kamigumi Co. Ltd.	100	2,211
Kaneka Corp.	100	3,902
Kansai Electric Power Co., Inc.	600	9,111
Kansai Paint Co. Ltd.	200	3,507
Kao Corp.	400	28,174
Kawasaki Heavy Industries Ltd.	100	2,511
KDDI Corp.	1,600	39,975
Keihan Electric Railway Co., Ltd.	100	4,118
Keihin Electric Express Railway Co. Ltd.	200	3,399
Keio Corp.	100	5,738
Keisei Electric Railway Co.	100	3,167
Keyence Corp.	100	51,283
Kikkoman Corp.	100	5,297
Kintetsu Group Holdings Co. Ltd.	200	8,712
Kirin Holdings Co. Ltd.	700	16,644
Kobe Steel Ltd.	200	1,597
Koito Manufacturing Co. Ltd.	100	5,995
Komatsu Ltd.	800	21,066
Konami Holdings Corp.	100	4,600
Konica Minolta, Inc.	400	4,014
Kubota Corp.	800	12,588
Kuraray Co. Ltd.	300	4,602
Kurita Water Industries Ltd.	100	2,534
Kyocera Corp.	300	16,839
Kyowa Hakko Kirin Co., Ltd.	200	3,819
Kyushu Electric Power Co., Inc.	300	3,707
Kyushu Railway Co.	100	3,406
LINE Corp. (a)	100	3,601
Lion Corp.	200	4,155
LIXIL Group Corp.	200	2,930
M3, Inc.	400	5,747
Makita Corp.	200	7,069
Marubeni Corp.	1,300	10,104
Marui Group Co. Ltd.	200	4,050
Maruichi Steel Tube Ltd.	100	3,204
Mazda Motor Corp.	400	4,427
McDonald's Holdings Co. (Japan) Ltd.	100	4,420
Mebuki Financial Group, Inc.	500	1,400
Medipal Holdings Corp.	100	2,304
Meiji Holdings Co. Ltd.	100	7,721
Minebea Mitsumi, Inc.	300	4,908
Misumi Group, Inc.	200	4,554
Mitsubishi Chemical Holdings Corp.	1,100	9,423
Mitsubishi Corp.	1,200	35,044
Mitsubishi Electric Corp.	1,600	20,133
Mitsubishi Estate Co. Ltd.	1,000	17,668
Mitsubishi Gas Chemical Co., Inc.	100	1,574
Mitsubishi Heavy Industries Ltd.	300	11,576
Mitsubishi Materials Corp.	100	2,855
Mitsubishi Motors Corp. of Japan	500	3,089
Mitsubishi Tanabe Pharma Corp.	200	3,123
Mitsubishi UFJ Financial Group, Inc.	10,300	55,248
Mitsubishi UFJ Lease & Finance Co. Ltd.	300	1,531
Mitsui & Co. Ltd.	1,400	22,782
Mitsui Chemicals, Inc.	200	5,002
Mitsui Fudosan Co. Ltd.	800	19,367
Mitsui OSK Lines Ltd.	100	2,490
Mizuho Financial Group, Inc.	20,900	34,304
MonotaRO Co. Ltd.	100	2,123
MS&AD Insurance Group Holdings, Inc.	400	11,876
Murata Manufacturing Co. Ltd.	200	30,043
Nabtesco Corp.	100	2,632
Nagoya Railroad Co. Ltd.	200	5,288
NEC Corp.	200	6,702
New Hampshire Foods Ltd.	100	3,948
Nexon Co. Ltd. (a)	400	6,103
NGK Insulators Ltd.	200	3,066
NGK Spark Plug Co. Ltd.	100	2,146
Nidec Corp.	200	23,925
Nikon Corp.	300	5,134
Nintendo Co. Ltd.	100	30,329
Nippon Building Fund, Inc.	1	6,463
Nippon Electric Glass Co. Ltd.	100	2,773
Nippon Express Co. Ltd.	100	6,316
Nippon Paint Holdings Co. Ltd.	100	3,342
Nippon Prologis REIT, Inc.	1	2,180
Nippon Steel & Sumitomo Metal Corp.	700	12,917
Nippon Telegraph & Telephone Corp.	600	25,793
Nippon Yusen KK	100	1,669
Nissan Chemical Corp.	100	5,306
Nissan Motor Co. Ltd.	2,000	17,080
Nisshin Seifun Group, Inc.	100	2,011
Nissin Food Holdings Co. Ltd.	100	6,344
Nitori Holdings Co. Ltd.	100	13,000
Nitto Denko Corp.	200	11,274
NKSJ Holdings, Inc.	300	11,254
Nomura Holdings, Inc.	3,000	11,714
Nomura Real Estate Holdings, Inc.	100	1,940
Nomura Real Estate Master Fund, Inc.	3	4,294
Nomura Research Institute Ltd.	100	4,076
NSK Ltd.	200	1,944
NTT Data Corp.	500	5,949
NTT DOCOMO, Inc.	1,200	28,832
Obayashi Corp.	500	4,742
OBIC Co. Ltd.	100	9,438
Odakyu Electric Railway Co. Ltd.	300	6,734
Oji Holdings Corp.	700	4,042
Olympus Corp.	300	12,311
OMRON Corp.	200	8,171
Ono Pharmaceutical Co. Ltd.	300	6,529
Oriental Land Co. Ltd.	200	20,436
ORIX Corp.	1,100	16,562
Osaka Gas Co. Ltd.	300	5,913
Otsuka Corp.	100	3,222
Otsuka Holdings Co. Ltd.	300	12,264
Pan Pacific International Hold	100	5,811
Panasonic Corp.	1,900	18,605
Park24 Co. Ltd.	100	2,381
Pigeon Corp.	100	3,893
Pola Orbis Holdings, Inc.	100	2,979
Rakuten, Inc.	700	5,263
Recruit Holdings Co. Ltd.	1,000	26,739
Renesas Electronics Corp. (a)	700	4,017
Resona Holdings, Inc.	1,800	9,087
Ricoh Co. Ltd.	600	6,379
ROHM Co. Ltd.	100	7,014
Santen Pharmaceutical Co. Ltd.	300	4,129
SBI Holdings, Inc. Japan	200	4,256
Secom Co. Ltd.	200	16,711
Sega Sammy Holdings, Inc.	100	1,405
Seibu Holdings, Inc.	200	3,465
Seiko Epson Corp.	300	4,759
Sekisui Chemical Co. Ltd.	300	4,660
Sekisui House Ltd.	500	7,464
Seven & i Holdings Co. Ltd.	700	30,480
Seven Bank Ltd.	400	1,190
SG Holdings Co. Ltd.	100	2,678
Sharp Corp.	200	2,117
Shimadzu Corp.	200	4,581
SHIMANO, Inc.	100	13,973
SHIMIZU Corp.	400	3,397
Shin-Etsu Chemical Co. Ltd.	300	25,295
Shinsei Bank Ltd.	100	1,351
Shionogi & Co. Ltd.	200	12,276
Shiseido Co. Ltd.	300	17,833
Shizuoka Bank Ltd.	300	2,512
Showa Denko K.K.	100	3,342
Showa Shell Sekiyu K.K.	200	2,975
SMC Corp.	100	32,802
SoftBank Corp. (a)	1,500	18,494
SoftBank Corp.	700	55,135
Sohgo Security Services Co., Ltd.	100	4,352
Sony Corp.	1,100	55,118
Sony Financial Holdings, Inc.	100	1,894
Stanley Electric Co. Ltd.	100	2,896
Subaru Corp.	500	11,714
Sumco Corp.	200	2,765
Sumitomo Chemical Co. Ltd.	1,300	6,755
Sumitomo Corp.	1,000	15,437
Sumitomo Electric Industries Ltd.	600	8,519
Sumitomo Heavy Industries Ltd.	100	3,374
Sumitomo Metal Mining Co. Ltd.	200	5,758
Sumitomo Mitsui Financial Group, Inc.	1,200	44,642
Sumitomo Mitsui Trust Holdings, Inc.	300	11,364
Sumitomo Realty & Development Co. Ltd.	300	11,438
Sumitomo Rubber Industries Ltd.	200	2,771
Sundrug Co. Ltd.	100	3,190
Suntory Beverage & Food Ltd.	100	4,420
Suzuken Co. Ltd.	100	5,233
Suzuki Motor Corp.	300	15,627
Sysmex Corp.	200	11,149
T&D Holdings, Inc.	500	6,181
Taiheiyo Cement Corp.	100	3,415
Taisei Corp.	200	9,383
Taiyo Nippon Sanso Corp.	100	1,579
Takashimaya Co. Ltd.	100	1,355
Takeda Pharmaceutical Co. Ltd.	1,341	54,141
TDK Corp.	100	7,868
Teijin Ltd.	200	3,448
Temp Holdings Co., Ltd.	200	3,549
Terumo Corp.	300	17,098
THK Co. Ltd.	100	2,366
Tobu Railway Co. Ltd.	200	5,637
Toho Co. Ltd.	100	3,640
Toho Gas Co. Ltd.	100	4,274
Tohoku Electric Power Co., Inc.	400	5,406
Tokio Marine Holdings, Inc.	600	29,261
Tokyo Electric Power Co., Inc. (a)	1,200	7,370
Tokyo Electron Ltd.	100	14,354
Tokyo Gas Co. Ltd.	300	7,873
Tokyu Corp.	400	6,830
Tokyu Fudosan Holdings Corp.	500	2,717
Toppan Printing Co. Ltd.	200	3,270
Toray Industries, Inc.	1,200	8,893
Toshiba Corp.	600	18,921
Tosoh Corp.	200	2,833
Toto Ltd.	100	3,870
Toyo Seikan Group Holdings Ltd.	100	2,246
Toyo Suisan Kaisha Ltd.	100	3,585
Toyoda Gosei Co. Ltd.	100	2,177
Toyota Industries Corp.	100	4,930
Toyota Motor Corp.	2,000	123,100
Toyota Tsusho Corp.	200	6,353
Trend Micro, Inc.	100	5,306
Unicharm Corp.	400	12,317
United Urban Investment Corp.	2	3,189
USS Co. Ltd.	200	3,496
West Japan Railway Co.	100	7,289
Yahoo! Japan Corp.	2,300	6,187
Yakult Honsha Co. Ltd.	100	6,638
Yamada Denki Co. Ltd.	400	1,968
Yamaguchi Financial Group, Inc.	200	2,033
Yamaha Corp.	100	4,370
Yamaha Motor Co. Ltd.	300	6,406
Yamato Holdings Co. Ltd.	300	7,978
Yamazaki Baking Co. Ltd.	100	1,955
Yaskawa Electric Corp.	200	5,619
Yokogawa Electric Corp.	200	3,713
Yokohama Rubber Co. Ltd.	100	2,115
Zozo, Inc.	200	4,027

TOTAL JAPAN		2,912,220

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	594	13,730
Aroundtown SA	670	5,920
Eurofins Scientific SA	9	3,622
Millicom International Cellular SA (depository receipt)	53	3,315
RTL Group SA	40	2,187
SES SA (France) (depositary receipt)	295	6,017
Tenaris SA	388	4,874

TOTAL LUXEMBOURG		39,665

Mauritius - 0.0%
Golden Agri-Resources Ltd.	4,300	815
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	2,500	2,551
HKT Trust/HKT Ltd. unit	3,000	4,424

TOTAL MULTI-NATIONAL		6,975

Netherlands - 4.5%
ABN AMRO Group NV GDR (b)	394	9,795
AEGON NV	1,674	8,624
AerCap Holdings NV (a)	105	4,962
Airbus Group NV	516	59,474
Akzo Nobel NV	204	17,596
ASML Holding NV (Netherlands)	360	62,952
CNH Industrial NV	925	9,067
EXOR NV	104	6,642
Ferrari NV	109	13,549
Fiat Chrysler Automobiles NV (a)	968	16,529
Heineken Holding NV	110	9,544
Heineken NV (Bearer)	234	21,018
ING Groep NV (Certificaten Van Aandelen)	3,474	41,222
Koninklijke Ahold Delhaize NV	1,088	28,667
Koninklijke DSM NV	166	15,524
Koninklijke KPN NV	3,047	9,367
Koninklijke Philips Electronics NV	840	33,117
NN Group NV	281	11,875
NXP Semiconductors NV	302	26,283
QIAGEN NV (Germany) (a)	206	7,592
Randstad NV	109	5,254
STMicroelectronics NV (France)	596	9,509
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	125	22,486
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,365	73,096
Vopak NV	58	2,948
Wolters Kluwer NV	254	15,816

TOTAL NETHERLANDS		542,508

New Zealand - 0.2%
Auckland International Airport Ltd.	771	3,917
Fisher & Paykel Healthcare Corp.	442	3,837
Fletcher Building Ltd. (a)	719	2,485
Meridian Energy Ltd.	1,068	2,598
Ryman Healthcare Group Ltd.	335	2,427
Spark New Zealand Ltd.	1,486	4,165
The a2 Milk Co. Ltd. (a)	576	5,036

TOTAL NEW ZEALAND		24,465

Norway - 0.7%
Aker Bp ASA	98	3,263
DNB ASA	885	15,708
Equinor ASA	1,038	23,729
Gjensidige Forsikring ASA	164	2,825
Marine Harvest ASA	337	7,416
Norsk Hydro ASA	1,095	5,076
Orkla ASA	800	6,441
Schibsted ASA (B Shares)	81	2,569
Telenor ASA	662	12,512
Yara International ASA	146	6,026

TOTAL NORWAY		85,565

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	1,291	7,329
Portugal - 0.2%
Energias de Portugal SA	2,393	8,738
Galp Energia SGPS SA Class B	393	6,138
Jeronimo Martins SGPS SA	210	2,973

TOTAL PORTUGAL		17,849

Singapore - 1.3%
Ascendas Real Estate Investment Trust	2,200	4,478
CapitaCommercial Trust (REIT)	2,200	3,072
CapitaLand Ltd.	2,300	5,689
CapitaMall Trust	2,000	3,566
City Developments Ltd.	300	2,048
ComfortDelgro Corp. Ltd.	1,700	2,942
DBS Group Holdings Ltd.	1,600	28,430
Jardine Cycle & Carriage Ltd.	100	2,806
Keppel Corp. Ltd.	1,400	6,344
Oversea-Chinese Banking Corp. Ltd.	2,800	23,940
Sembcorp Industries Ltd.	1,000	1,924
Singapore Airlines Ltd.	500	3,584
Singapore Airport Terminal Service Ltd.	600	2,157
Singapore Exchange Ltd.	800	4,540
Singapore Press Holdings Ltd.	1,400	2,610
Singapore Technologies Engineering Ltd.	1,300	3,592
Singapore Telecommunications Ltd.	7,300	16,413
Suntec (REIT)	1,800	2,581
United Overseas Bank Ltd.	1,200	22,454
UOL Group Ltd.	500	2,466
Venture Corp. Ltd.	200	2,416
Wilmar International Ltd.	1,700	4,205
Yangzijiang Shipbuilding Holdings Ltd.	2,200	2,288

TOTAL SINGAPORE		154,545

Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	230	9,518
ACS Actividades de Construccion y Servicios SA rights (a)	204	112
Aena Sme SA (b)	63	10,874
Amadeus IT Holding SA Class A	375	27,247
Banco Bilbao Vizcaya Argentaria SA	5,950	35,314
Banco de Sabadell SA	5,170	5,914
Banco Santander SA (Spain)	14,462	68,398
Bankia SA	1,021	2,968
Bankinter SA	547	4,262
CaixaBank SA	3,210	12,140
Enagas SA	213	6,200
Endesa SA	296	7,393
Ferrovial SA	453	10,147
Gas Natural SDG SA	314	8,752
Grifols SA	273	7,109
Iberdrola SA	5,544	45,824
Inditex SA	931	26,043
International Consolidated Airlines Group SA	474	4,006
MAPFRE SA (Reg.)	933	2,593
Red Electrica Corporacion SA	405	9,318
Repsol SA	1,242	21,801
Siemens Gamesa Renewable Energy SA (a)	198	2,806
Telefonica SA	4,176	35,920

TOTAL SPAIN		364,659

Sweden - 2.4%
Alfa Laval AB	241	5,455
ASSA ABLOY AB (B Shares)	898	16,733
Atlas Copco AB:
(A Shares)	578	15,080
(B Shares)	358	8,550
Boliden AB	249	6,214
Electrolux AB (B Shares)	237	5,597
Epiroc AB:
Class A (a)	444	4,254
Class B (a)	411	3,675
Essity AB Class B	553	15,291
H&M Hennes & Mauritz AB (B Shares)	753	11,717
Hexagon AB (B Shares)	221	10,786
Husqvarna AB (B Shares)	346	2,638
ICA Gruppen AB	67	2,355
Industrivarden AB (C Shares)	141	2,901
Investor AB (B Shares)	397	17,423
Kinnevik AB (B Shares)	200	4,876
Lundbergfoeretagen AB	92	2,837
Lundin Petroleum AB	174	5,567
Sandvik AB	995	15,868
Securitas AB (B Shares)	252	4,045
Skandinaviska Enskilda Banken AB (A Shares)	1,487	15,579
Skanska AB (B Shares)	326	5,698
SKF AB (B Shares)	311	5,219
Svenska Handelsbanken AB (A Shares)	1,395	15,170
Swedbank AB (A Shares)	814	18,451
Swedish Match Co. AB	166	7,425
Tele2 AB (B Shares)	460	5,740
Telefonaktiebolaget LM Ericsson (B Shares)	2,706	24,120
TeliaSonera AB	2,502	10,889
Volvo AB (B Shares)	1,375	19,763

TOTAL SWEDEN		289,916

Switzerland - 8.5%
ABB Ltd. (Reg.)	1,611	30,836
Adecco SA (Reg.)	140	7,001
Baloise Holdings AG	52	8,037
Barry Callebaut AG	2	3,399
Clariant AG (Reg.)	164	3,252
Coca-Cola HBC AG	186	6,240
Compagnie Financiere Richemont SA Series A	465	32,052
Credit Suisse Group AG	2,313	28,115
Dufry AG	26	2,596
Ems-Chemie Holding AG	7	3,491
Galenica AG	44	5,588
Geberit AG (Reg.)	32	12,489
Givaudan SA	8	19,372
Julius Baer Group Ltd.	204	8,199
Kuehne & Nagel International AG	49	6,622
Lafargeholcim Ltd. (Reg.)	434	20,350
Lindt & Spruengli AG (participation certificate)	1	6,360
Lonza Group AG	65	17,119
Nestle SA (Reg. S)	2,713	236,536
Novartis AG	1,923	167,879
Pargesa Holding SA	50	3,939
Partners Group Holding AG	16	10,981
Roche Holding AG (participation certificate)	623	165,740
Schindler Holding AG:
(participation certificate)	27	5,729
(Reg.)	22	4,637
SGS SA (Reg.)	5	12,042
Sika AG	114	15,017
Sonova Holding AG Class B	50	9,362
Straumann Holding AG	9	6,521
Swatch Group AG (Bearer)	35	10,038
Swiss Life Holding AG	28	11,524
Swiss Prime Site AG	75	6,346
Swiss Re Ltd.	270	25,842
Swisscom AG	25	11,966
Temenos Group AG	53	7,136
UBS Group AG	3,412	44,089
Zurich Insurance Group AG	135	42,370

TOTAL SWITZERLAND		1,018,812

United Kingdom - 15.9%
3i Group PLC	856	9,539
Admiral Group PLC	163	4,428
Anglo American PLC (United Kingdom)	933	23,774
Antofagasta PLC	313	3,571
Ashtead Group PLC	436	11,028
Associated British Foods PLC	324	10,148
AstraZeneca PLC (United Kingdom)	1,121	81,207
Auto Trader Group PLC (b)	844	5,065
Aviva PLC	3,584	19,492
Babcock International Group PLC	167	1,163
BAE Systems PLC	2,909	19,570
Barclays PLC	15,373	32,043
Barratt Developments PLC	931	6,577
Berkeley Group Holdings PLC	114	5,612
BHP Billiton PLC	1,874	41,870
BP PLC	17,736	121,157
British American Tobacco PLC (United Kingdom)	2,037	71,804
British Land Co. PLC	891	6,712
BT Group PLC	7,495	22,855
Bunzl PLC	283	8,908
Burberry Group PLC	331	7,821
Carnival PLC	155	8,770
Centrica PLC	4,971	8,933
Coca-Cola European Partners PLC	200	9,516
Compass Group PLC	1,387	29,662
ConvaTec Group PLC (b)	1,206	2,259
Croda International PLC	120	7,588
Diageo PLC	2,181	83,241
Direct Line Insurance Group PLC	1,339	5,913
easyJet PLC	145	2,404
Fresnillo PLC	191	2,518
G4S PLC (United Kingdom)	1,242	3,186
GlaxoSmithKline PLC	4,399	85,449
Hammerson PLC	649	3,166
Hargreaves Lansdown PLC	224	4,798
HSBC Holdings PLC (United Kingdom)	17,662	148,719
Imperial Tobacco Group PLC	864	28,614
Informa PLC	1,121	9,945
InterContinental Hotel Group PLC	159	9,052
Intertek Group PLC	142	9,141
Investec PLC	673	4,318
ITV PLC	3,262	5,532
J Sainsbury PLC	1,440	5,387
John Wood Group PLC	564	4,003
Johnson Matthey PLC	176	7,025
Kingfisher PLC	1,711	4,998
Land Securities Group PLC	727	8,250
Legal & General Group PLC	5,391	18,342
Lloyds Banking Group PLC	63,956	48,758
London Stock Exchange Group PLC	276	16,599
Marks & Spencer Group PLC	1,300	4,919
Meggitt PLC	749	5,067
Melrose Industries PLC	4,286	9,481
Merlin Entertainments PLC (b)	599	2,656
Micro Focus International PLC	380	7,245
Mondi PLC	339	8,179
National Grid PLC	3,018	32,665
Next PLC	113	7,184
NMC Health PLC	84	2,838
Pearson PLC	634	7,538
Persimmon PLC	283	8,816
Prudential PLC	2,303	45,038
Reckitt Benckiser Group PLC	595	45,782
RELX PLC	1,736	38,401
Rio Tinto PLC	1,040	57,535
Rolls-Royce Holdings PLC	1,497	17,400
Royal Bank of Scotland Group PLC	4,318	13,698
Royal Dutch Shell PLC:
Class A (United Kingdom)	4,320	133,922
Class B (United Kingdom)	3,070	95,319
Royal Mail PLC	742	2,609
RSA Insurance Group PLC	823	5,535
Sage Group PLC	956	7,849
Schroders PLC	98	3,356
Scottish & Southern Energy PLC	918	14,112
Segro PLC	978	8,299
Severn Trent PLC	195	5,111
Smith & Nephew PLC	761	14,336
Smiths Group PLC	368	6,972
St. James's Place Capital PLC	412	5,069
Standard Chartered PLC (United Kingdom)	2,545	20,492
Standard Life PLC	1,881	6,209
Taylor Wimpey PLC	3,014	6,529
Tesco PLC	8,692	25,445
The Weir Group PLC	199	3,928
Unilever PLC	1,004	52,744
United Utilities Group PLC	638	6,952
Vodafone Group PLC	23,750	43,315
Whitbread PLC	161	10,320
WM Morrison Supermarkets PLC	1,840	5,653

TOTAL UNITED KINGDOM		1,898,948

TOTAL COMMON STOCKS
(Cost $12,164,847)		11,725,664

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	36	2,656
Fuchs Petrolub AG	58	2,721
Henkel AG & Co. KGaA	151	14,670
Porsche Automobil Holding SE (Germany)	141	9,169
Sartorius AG (non-vtg.)	28	4,195
Volkswagen AG	164	27,898

TOTAL GERMANY		61,309

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	4,725	2,312
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $66,085)		63,621

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $983,551)	983,355	983,551
TOTAL INVESTMENT IN SECURITIES - 106.9%
(Cost $13,214,483)		12,772,836
NET OTHER ASSETS (LIABILITIES) - (6.9)%(d)		(827,582)
NET ASSETS - 100%		$11,945,254

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	March 2019	$182,810	$11,485	$11,485

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,826 or 0.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $54,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,286
Total	$2,286

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$649,525	$178,557	$470,968	$--
Consumer Discretionary	1,332,368	782,768	549,600	--
Consumer Staples	1,323,045	530,553	792,492	--
Energy	696,307	164,532	531,775	--
Financials	2,295,910	1,037,395	1,258,515	--
Health Care	1,293,608	333,350	960,258	--
Industrials	1,699,895	1,210,503	489,392	--
Information Technology	715,417	409,226	306,191	--
Materials	887,451	513,075	374,376	--
Real Estate	459,804	327,700	132,104	--
Utilities	435,955	249,851	186,104	--
Money Market Funds	983,551	983,551	--	--
Total Investments in Securities:	$12,772,836	$6,721,061	$6,051,775	$--
Derivative Instruments:
Assets
Futures Contracts	$11,485	$11,485	$--	$--
Total Assets	$11,485	$11,485	$--	$--
Total Derivative Instruments:	$11,485	$11,485	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

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Quarterly Holdings Report
for

Fidelity ZERO℠ Total Market Index Fund

January 31, 2019

TMX-QTLY-0319
1.9891458.100

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	484,654	$14,568,699
Atn International, Inc.	832	62,051
CenturyLink, Inc.	76,965	1,179,104
Cincinnati Bell, Inc. (a)	3,330	27,772
Cogent Communications Group, Inc.	3,344	162,017
Consolidated Communications Holdings, Inc.	5,512	58,868
Frontier Communications Corp. (a)(b)	3,102	6,204
Globalstar, Inc. (a)	25,507	16,773
IDT Corp. Class B	1,357	9,743
Intelsat SA (a)	2,898	70,508
Iridium Communications, Inc. (a)	6,538	126,706
ORBCOMM, Inc. (a)	6,810	55,433
Verizon Communications, Inc.	322,010	17,729,871
Vonage Holdings Corp. (a)	16,663	151,800
WideOpenWest, Inc. (a)	2,004	15,150
Windstream Holdings, Inc. (a)	3,631	10,929
Zayo Group Holdings, Inc. (a)	14,411	395,582
		34,647,210
Entertainment - 1.9%
Activision Blizzard, Inc.	59,719	2,821,126
AMC Entertainment Holdings, Inc. Class A (b)	4,168	61,061
Cinemark Holdings, Inc.	8,132	332,761
Electronic Arts, Inc. (a)	24,269	2,238,573
Glu Mobile, Inc. (a)	8,050	78,407
Lions Gate Entertainment Corp.:
Class A	9,464	173,854
Class B	3,880	68,016
Live Nation Entertainment, Inc. (a)	10,626	568,597
Marcus Corp.	1,282	57,139
Netflix, Inc. (a)	34,164	11,598,678
Take-Two Interactive Software, Inc. (a)	8,945	944,145
The Madison Square Garden Co. (a)	1,333	370,441
The Walt Disney Co.	119,291	13,303,332
Twenty-First Century Fox, Inc.:
Class A	85,435	4,212,800
Class B	32,621	1,600,386
Viacom, Inc.:
Class A	3,655	125,330
Class B (non-vtg.)	24,652	725,262
World Wrestling Entertainment, Inc. Class A	3,141	258,630
Zynga, Inc. (a)	61,557	275,775
		39,814,313
Interactive Media & Services - 4.1%
Alphabet, Inc.:
Class A (a)	23,569	26,536,101
Class C (a)	23,781	26,548,395
ANGI Homeservices, Inc. Class A (a)	3,959	67,303
Care.com, Inc. (a)	1,298	30,853
Facebook, Inc. Class A (a)	188,236	31,377,059
IAC/InterActiveCorp (a)	6,025	1,272,962
Liberty TripAdvisor Holdings, Inc. (a)	5,636	93,896
Match Group, Inc.	4,643	248,354
MeetMe, Inc. (a)	6,032	34,865
QuinStreet, Inc. (a)	2,889	55,007
Snap, Inc. Class A (a)(b)	17,566	117,341
TripAdvisor, Inc. (a)	8,532	489,566
TrueCar, Inc. (a)	6,320	59,282
Twitter, Inc. (a)	50,926	1,709,077
Yelp, Inc. (a)	6,081	221,470
Zillow Group, Inc.:
Class A (a)	3,799	132,243
Class C (a)	8,098	284,159
		89,277,933
Media - 1.5%
Altice U.S.A., Inc. Class A	5,289	103,876
AMC Networks, Inc. Class A (a)	3,900	245,466
Cable One, Inc.	362	320,131
CBS Corp. Class B	28,681	1,418,562
Charter Communications, Inc. Class A (a)	15,322	5,072,348
Comcast Corp. Class A	368,270	13,467,634
Discovery Communications, Inc.:
Class A (a)(b)	12,550	356,169
Class C (non-vtg.) (a)	15,492	412,862
DISH Network Corp. Class A (a)	18,063	553,992
E.W. Scripps Co. Class A	3,771	70,819
Emerald Expositions Events, Inc.	1,573	22,337
Entercom Communications Corp. Class A	10,355	75,902
Entravision Communication Corp. Class A	5,721	22,541
Fluent, Inc. (a)	3,149	14,863
Gannett Co., Inc.	8,918	98,901
GCI Liberty, Inc. (a)	6,350	323,215
Gray Television, Inc. (a)	5,887	98,372
Hemisphere Media Group, Inc. (a)	2,480	32,885
Interpublic Group of Companies, Inc.	30,461	692,988
John Wiley & Sons, Inc. Class A	3,349	173,411
Liberty Broadband Corp.:
Class A (a)	2,871	243,375
Class C (a)	11,264	957,665
Liberty Global PLC:
Class A (a)	14,610	356,484
Class C (a)	49,908	1,175,832
Liberty Latin America Ltd. (a)	10,840	189,483
Liberty Latin America Ltd. Class A (a)	1,774	30,930
Liberty Media Corp.:
Liberty Braves Class A (a)	3,163	85,844
Liberty Braves Class C (a)	415	11,188
Liberty Formula One Group Series C (a)	16,632	521,746
Liberty Media Class A (a)	1,176	35,986
Liberty SiriusXM Series A (a)	6,825	271,499
Liberty SiriusXM Series C (a)	13,256	529,710
Loral Space & Communications Ltd. (a)	1,102	39,793
Meredith Corp. (b)	2,980	161,725
MSG Network, Inc. Class A (a)	4,742	106,221
National CineMedia, Inc.	3,956	27,336
New Media Investment Group, Inc.	3,425	46,820
News Corp.:
Class A	22,954	294,500
Class B	16,011	207,022
Nexstar Broadcasting Group, Inc. Class A	3,513	293,230
Omnicom Group, Inc.	18,227	1,419,519
Scholastic Corp.	2,024	84,381
Sinclair Broadcast Group, Inc. Class A	6,370	196,260
Sirius XM Holdings, Inc. (b)	116,505	679,224
Tegna, Inc.	17,609	206,730
The New York Times Co. Class A (b)	10,111	259,954
Tribune Media Co. Class A	5,650	259,392
tronc, Inc. (a)	2,411	28,860
		32,297,983
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	2,982	71,926
Gogo, Inc. (a)(b)	5,407	22,331
Shenandoah Telecommunications Co.	3,706	176,517
Spok Holdings, Inc.	2,301	31,846
Sprint Corp. (a)(b)	52,319	326,471
T-Mobile U.S., Inc. (a)	22,931	1,596,456
Telephone & Data Systems, Inc.	7,228	261,798
U.S. Cellular Corp. (a)	1,110	63,914
		2,551,259

TOTAL COMMUNICATION SERVICES		198,588,698

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.3%
Adient PLC	7,372	145,523
American Axle & Manufacturing Holdings, Inc. (a)	8,006	118,329
Aptiv PLC	20,980	1,660,147
Autoliv, Inc.	6,822	544,737
BorgWarner, Inc.	15,506	634,195
Cooper Tire & Rubber Co.	4,066	143,123
Cooper-Standard Holding, Inc. (a)	1,210	92,517
Dana Holding Corp.	11,560	203,687
Delphi Technologies PLC	6,722	120,391
Dorman Products, Inc. (a)	2,376	204,217
Fox Factory Holding Corp. (a)	2,837	168,319
Garrett Motion, Inc. (a)(b)	5,699	91,013
Gentex Corp.	22,560	477,821
Gentherm, Inc. (a)	2,769	117,849
Hertz Global Holdings, Inc. (a)	6,512	108,034
Horizon Global Corp. (a)	3,191	6,701
LCI Industries	1,958	161,418
Lear Corp.	5,357	824,603
Modine Manufacturing Co. (a)	3,938	57,613
Motorcar Parts of America, Inc. (a)	1,715	34,300
Shiloh Industries, Inc. (a)	953	5,708
Standard Motor Products, Inc.	1,636	80,426
Stoneridge, Inc. (a)	2,215	57,834
Superior Industries International, Inc.	1,109	5,711
Tenneco, Inc.	3,857	133,761
The Goodyear Tire & Rubber Co.	19,431	411,743
Tower International, Inc.	1,407	40,930
Veoneer, Inc. (a)(b)	6,770	201,814
Visteon Corp. (a)	2,393	183,998
		7,036,462
Automobiles - 0.5%
Ford Motor Co.	308,401	2,713,929
General Motors Co.	100,985	3,940,435
Harley-Davidson, Inc.	13,242	488,100
REV Group, Inc.	1,337	11,110
Tesla, Inc. (a)(b)	10,484	3,218,798
Thor Industries, Inc.	3,840	250,061
Winnebago Industries, Inc.	2,212	63,263
		10,685,696
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,666	102,208
Genuine Parts Co.	11,626	1,160,507
LKQ Corp. (a)	24,431	640,581
Pool Corp.	3,166	474,615
		2,377,911
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	4,830	236,187
American Public Education, Inc. (a)	1,408	41,663
Bridgepoint Education, Inc. (a)	2,591	21,065
Bright Horizons Family Solutions, Inc. (a)	4,145	479,950
Career Education Corp. (a)	5,385	69,520
Carriage Services, Inc.	1,406	27,347
Chegg, Inc. (a)	6,354	223,788
Frontdoor, Inc. (a)	5,273	156,714
Graham Holdings Co.	366	243,390
Grand Canyon Education, Inc. (a)	3,800	353,172
H&R Block, Inc.	16,825	396,902
Houghton Mifflin Harcourt Co. (a)	7,512	78,651
K12, Inc. (a)	3,087	97,271
Laureate Education, Inc. Class A (a)	2,937	46,992
Regis Corp. (a)	2,650	49,423
Service Corp. International	14,702	631,010
ServiceMaster Global Holdings, Inc. (a)	10,588	412,826
Sotheby's Class A (Ltd. vtg.) (a)	2,855	115,313
Strategic Education, Inc.	836	91,458
Weight Watchers International, Inc. (a)	2,088	66,816
		3,839,458
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	19,447	640,779
Belmond Ltd. Class A (a)	6,698	166,914
Biglari Holdings, Inc. (a)	31	20,150
Biglari Holdings, Inc. (a)	33	4,320
BJ's Restaurants, Inc.	1,425	71,008
Bloomin' Brands, Inc.	6,849	126,227
Boyd Gaming Corp.	6,305	172,253
Brinker International, Inc.	3,715	150,532
Caesars Entertainment Corp. (a)	11,075	101,226
Carnival Corp.	32,146	1,850,967
Carrols Restaurant Group, Inc. (a)	2,373	20,479
Chipotle Mexican Grill, Inc. (a)	1,966	1,041,213
Choice Hotels International, Inc.	2,663	210,803
Churchill Downs, Inc.	3,126	287,529
Chuy's Holdings, Inc. (a)	1,498	34,035
Cracker Barrel Old Country Store, Inc.	1,852	309,803
Darden Restaurants, Inc.	9,699	1,017,716
Dave & Buster's Entertainment, Inc.	3,355	172,615
Del Frisco's Restaurant Group, Inc. (a)	2,008	15,903
Del Taco Restaurants, Inc. (a)	3,257	33,840
Denny's Corp. (a)	5,217	92,289
Dine Brands Global, Inc.	1,418	108,151
Domino's Pizza, Inc.	3,429	972,910
Drive Shack, Inc. (a)	5,409	22,772
Dunkin' Brands Group, Inc.	7,266	496,922
El Pollo Loco Holdings, Inc. (a)	1,746	28,792
Eldorado Resorts, Inc. (a)(b)	4,716	219,860
Extended Stay America, Inc. unit	15,333	262,194
Fiesta Restaurant Group, Inc. (a)	2,288	34,000
Golden Entertainment, Inc. (a)	1,274	23,824
Habit Restaurants, Inc. Class A (a)	1,875	19,163
Hilton Grand Vacations, Inc. (a)	5,056	153,399
Hilton Worldwide Holdings, Inc.	16,024	1,193,468
Hyatt Hotels Corp. Class A	3,931	274,816
International Speedway Corp. Class A	1,779	77,298
Jack in the Box, Inc.	2,377	192,418
Las Vegas Sands Corp.	28,653	1,672,189
Marriott International, Inc. Class A	24,117	2,762,120
Marriott Vacations Worldwide Corp.	1,888	167,164
McDonald's Corp.	62,930	11,250,625
MGM Mirage, Inc.	40,380	1,188,787
Monarch Casino & Resort, Inc. (a)	850	36,754
Norwegian Cruise Line Holdings Ltd. (a)	13,914	715,597
Papa John's International, Inc. (b)	1,974	83,480
Penn National Gaming, Inc. (a)	6,640	160,954
Planet Fitness, Inc. (a)	6,727	389,628
Playa Hotels & Resorts NV (a)	4,759	37,501
PlayAGS, Inc. (a)	1,038	26,012
Potbelly Corp. (a)	3,003	26,036
RCI Hospitality Holdings, Inc.	804	17,937
Red Robin Gourmet Burgers, Inc. (a)	831	26,575
Red Rock Resorts, Inc.	5,236	132,890
Royal Caribbean Cruises Ltd.	13,541	1,625,597
Ruth's Hospitality Group, Inc.	2,592	59,875
Scientific Games Corp. Class A (a)(b)	4,193	105,077
SeaWorld Entertainment, Inc. (a)	5,179	134,913
Shake Shack, Inc. Class A (a)	1,445	69,013
Six Flags Entertainment Corp.	6,059	373,174
Starbucks Corp.	112,365	7,656,551
Texas Roadhouse, Inc. Class A	5,060	307,850
The Cheesecake Factory, Inc.	3,568	160,132
U.S. Foods Holding Corp. (a)	11,207	377,900
Vail Resorts, Inc.	3,206	603,562
Wendy's Co.	14,498	251,105
Wingstop, Inc.	2,315	151,980
Wyndham Destinations, Inc.	7,908	333,243
Wyndham Hotels & Resorts, Inc.	7,835	384,620
Wynn Resorts Ltd.	6,283	772,872
Yum! Brands, Inc.	26,550	2,495,169
		45,177,470
Household Durables - 0.4%
Beazer Homes U.S.A., Inc. (a)	2,217	27,779
Cavco Industries, Inc. (a)	656	109,086
Century Communities, Inc. (a)	2,541	59,612
D.R. Horton, Inc.	27,062	1,040,534
Ethan Allen Interiors, Inc.	1,561	29,628
Flexsteel Industries, Inc.	700	17,479
Garmin Ltd.	8,620	596,332
GoPro, Inc. Class A (a)(b)	9,027	44,503
Green Brick Partners, Inc. (a)	1,798	15,211
Hamilton Beach Brands Holding Co. Class A	443	11,580
Helen of Troy Ltd. (a)	2,189	254,012
Hooker Furniture Corp.	1,070	30,784
Hovnanian Enterprises, Inc. Class A (a)	11,553	8,158
Installed Building Products, Inc. (a)	1,445	60,849
iRobot Corp. (a)(b)	2,242	201,309
KB Home	6,915	148,050
La-Z-Boy, Inc.	3,914	115,933
Leggett & Platt, Inc.	10,378	425,083
Lennar Corp.:
Class A	17,607	834,924
Class B	5,967	227,462
LGI Homes, Inc. (a)(b)	1,325	78,573
Libbey, Inc.	1,607	8,067
M.D.C. Holdings, Inc.	3,575	117,725
M/I Homes, Inc. (a)	2,042	54,093
Meritage Homes Corp. (a)	2,929	132,039
Mohawk Industries, Inc. (a)	5,017	646,139
Newell Brands, Inc.	38,753	821,951
NVR, Inc. (a)	276	734,160
PulteGroup, Inc.	21,084	586,346
Roku, Inc. Class A (a)(b)	1,396	62,750
Taylor Morrison Home Corp. (a)	8,408	158,911
Tempur Sealy International, Inc. (a)	3,507	185,941
Toll Brothers, Inc.	11,592	428,208
TopBuild Corp. (a)	2,884	152,304
TRI Pointe Homes, Inc. (a)	11,071	148,905
Tupperware Brands Corp.	3,734	101,826
Universal Electronics, Inc. (a)	1,143	32,198
Vuzix Corp. (a)(b)	2,780	11,759
Whirlpool Corp.	5,615	746,851
William Lyon Homes, Inc. (a)	1,896	25,141
Zagg, Inc. (a)	2,551	28,622
		9,520,817
Internet & Direct Marketing Retail - 3.2%
1-800-FLOWERS.com, Inc. Class A (a)	2,760	44,022
Amazon.com, Inc. (a)	31,570	54,260,306
Blue Apron Holdings, Inc. Class A (a)	545	763
Duluth Holdings, Inc. (a)	430	10,268
eBay, Inc.	76,588	2,577,186
Etsy, Inc. (a)	8,649	472,668
Expedia, Inc.	9,671	1,153,267
FTD Companies, Inc. (a)	2,606	6,697
Groupon, Inc. (a)	31,581	119,060
GrubHub, Inc. (a)(b)	6,818	548,167
Lands' End, Inc. (a)(b)	1,426	25,525
Liberty Expedia Holdings, Inc. (a)	4,431	181,627
Liberty Interactive Corp. QVC Group Series A (a)	37,450	814,538
NutriSystem, Inc.	2,244	97,412
Overstock.com, Inc. (a)(b)	1,312	22,763
PetMed Express, Inc. (b)	1,277	30,239
Quotient Technology, Inc. (a)	5,095	50,950
Shutterfly, Inc. (a)	2,654	121,978
Shutterstock, Inc.	1,490	59,615
Stamps.com, Inc. (a)	1,296	241,160
Stitch Fix, Inc. (a)(b)	709	15,917
The Booking Holdings, Inc. (a)	3,853	7,061,817
Wayfair LLC Class A (a)(b)	3,258	356,621
		68,272,566
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	3,673	44,333
Brunswick Corp.	7,085	356,517
Callaway Golf Co.	7,236	117,874
Hasbro, Inc.	9,002	815,221
Johnson Outdoors, Inc. Class A	525	32,891
Malibu Boats, Inc. Class A (a)	1,700	68,935
Mattel, Inc. (a)(b)	27,205	322,107
MCBC Holdings, Inc. (a)	1,480	32,308
Nautilus, Inc. (a)	3,943	29,612
Polaris Industries, Inc.	4,490	376,621
Sturm, Ruger & Co., Inc.	1,251	68,154
Vista Outdoor, Inc. (a)	4,619	46,098
		2,310,671
Multiline Retail - 0.5%
Big Lots, Inc.	3,174	100,108
Dillard's, Inc. Class A	1,550	103,525
Dollar General Corp.	20,579	2,375,434
Dollar Tree, Inc. (a)	18,699	1,810,624
Fred's, Inc. Class A (a)	3,564	9,908
JC Penney Corp., Inc. (a)	26,698	35,241
Kohl's Corp.	13,237	909,250
Macy's, Inc.	23,809	626,177
Nordstrom, Inc.	9,290	431,149
Ollie's Bargain Outlet Holdings, Inc. (a)	3,858	301,580
Target Corp.	42,867	3,129,291
		9,832,287
Specialty Retail - 2.3%
Aaron's, Inc. Class A	4,918	246,195
Abercrombie & Fitch Co. Class A	5,229	113,312
Advance Auto Parts, Inc.	5,799	923,201
America's Car Mart, Inc. (a)	451	31,552
American Eagle Outfitters, Inc.	13,518	285,500
Armstrong Flooring, Inc. (a)	1,944	26,283
Asbury Automotive Group, Inc. (a)	1,409	99,546
Ascena Retail Group, Inc. (a)	13,633	33,401
AutoNation, Inc. (a)	4,577	177,359
AutoZone, Inc. (a)	2,169	1,837,880
Barnes & Noble Education, Inc. (a)	2,525	14,443
Barnes & Noble, Inc.	3,395	20,472
Bed Bath & Beyond, Inc.	11,121	167,816
Best Buy Co., Inc.	20,200	1,196,648
Big 5 Sporting Goods Corp. (b)	2,999	10,317
Boot Barn Holdings, Inc. (a)	1,536	35,988
Burlington Stores, Inc. (a)	5,352	918,992
Caleres, Inc.	3,244	96,801
Camping World Holdings, Inc.	2,517	35,691
CarMax, Inc. (a)	14,296	840,319
Cars.com, Inc. (a)	5,960	162,768
Carvana Co. Class A (a)(b)	1,325	49,224
Chico's FAS, Inc.	9,812	56,910
Citi Trends, Inc.	1,141	23,379
Conn's, Inc. (a)	2,374	49,712
Dick's Sporting Goods, Inc.	6,631	234,141
DSW, Inc. Class A	5,768	157,178
Express, Inc. (a)	5,005	26,527
Five Below, Inc. (a)	4,391	543,298
Floor & Decor Holdings, Inc. Class A (a)	2,427	83,222
Foot Locker, Inc.	9,871	551,690
Francesca's Holdings Corp. (a)	707	624
GameStop Corp. Class A (b)	7,695	87,261
Gap, Inc.	17,088	434,719
Genesco, Inc. (a)	1,545	69,803
GNC Holdings, Inc. Class A (a)(b)	3,232	9,858
Group 1 Automotive, Inc.	1,529	93,315
Guess?, Inc.	4,532	88,419
Haverty Furniture Companies, Inc.	1,794	36,544
Hibbett Sports, Inc. (a)	1,731	28,285
Home Depot, Inc.	92,219	16,924,953
Kirkland's, Inc. (a)	1,629	16,648
L Brands, Inc.	19,238	535,586
Lithia Motors, Inc. Class A (sub. vtg.)	1,920	170,784
Lowe's Companies, Inc.	65,800	6,327,328
Lumber Liquidators Holdings, Inc. (a)(b)	1,469	17,657
MarineMax, Inc. (a)	1,379	24,519
Michaels Companies, Inc. (a)	8,252	114,373
Monro, Inc.	2,623	187,964
Murphy U.S.A., Inc. (a)	2,632	193,584
O'Reilly Automotive, Inc. (a)	6,712	2,313,358
Office Depot, Inc.	41,031	121,041
Party City Holdco, Inc. (a)	1,854	20,468
Penske Automotive Group, Inc.	2,689	126,060
Pier 1 Imports, Inc.	6,580	5,367
Rent-A-Center, Inc. (a)	4,134	72,345
RH (a)(b)	1,475	200,408
Ross Stores, Inc.	30,398	2,800,264
Sally Beauty Holdings, Inc. (a)	10,279	177,004
Shoe Carnival, Inc.	1,012	37,323
Signet Jewelers Ltd.	4,823	117,488
Sleep Number Corp. (a)	3,222	115,992
Sonic Automotive, Inc. Class A (sub. vtg.)	2,229	34,104
Sportsman's Warehouse Holdings, Inc. (a)	3,215	16,525
Tailored Brands, Inc.	4,279	54,044
The Buckle, Inc.	1,849	32,117
The Cato Corp. Class A (sub. vtg.)	2,027	30,101
The Children's Place Retail Stores, Inc.	1,294	125,207
Tiffany & Co., Inc.	8,105	719,157
Tile Shop Holdings, Inc.	2,646	20,083
Tilly's, Inc.	619	7,496
TJX Companies, Inc.	100,623	5,003,982
Tractor Supply Co.	10,024	856,050
Ulta Beauty, Inc. (a)	4,612	1,346,335
Urban Outfitters, Inc. (a)	6,469	208,949
Vitamin Shoppe, Inc. (a)	1,585	7,323
Williams-Sonoma, Inc. (b)	6,141	334,255
Zumiez, Inc. (a)	1,601	40,681
		49,355,516
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	12,065	512,521
Carter's, Inc.	3,660	303,414
Columbia Sportswear Co.	2,458	219,229
Crocs, Inc. (a)	5,584	160,372
Deckers Outdoor Corp. (a)	2,508	322,153
Fossil Group, Inc. (a)(b)	3,486	59,123
G-III Apparel Group Ltd. (a)	3,360	117,163
Hanesbrands, Inc.	28,634	429,224
J.Jill, Inc. (a)	1,093	6,503
lululemon athletica, Inc. (a)	7,555	1,116,705
Movado Group, Inc.	1,253	40,033
NIKE, Inc. Class B	103,751	8,495,132
Oxford Industries, Inc.	1,322	101,239
PVH Corp.	6,081	663,498
Ralph Lauren Corp.	4,432	514,732
Samsonite International SA (c)	111,000	330,116
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	10,604	288,111
Steven Madden Ltd.	6,448	210,527
Tapestry, Inc.	22,561	873,336
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	13,599	282,043
Class C (non-vtg.) (a)(b)	15,762	298,532
Unifi, Inc. (a)	1,529	32,705
Vera Bradley, Inc. (a)	944	8,449
VF Corp.	25,828	2,173,943
Wolverine World Wide, Inc.	7,619	261,408
		17,820,211

TOTAL CONSUMER DISCRETIONARY		226,229,065

CONSUMER STAPLES - 6.5%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	692	172,419
Brown-Forman Corp. Class B (non-vtg.)	19,391	916,225
Coca-Cola Bottling Co. Consolidated	370	79,846
Constellation Brands, Inc. Class A (sub. vtg.)	13,584	2,358,997
Craft Brew Alliance, Inc. (a)	1,120	18,435
Keurig Dr. Pepper, Inc.	13,941	379,474
MGP Ingredients, Inc. (b)	997	71,575
Molson Coors Brewing Co. Class B	14,457	962,981
Monster Beverage Corp. (a)	32,516	1,861,216
National Beverage Corp.	977	81,912
PepsiCo, Inc.	112,266	12,649,010
Primo Water Corp. (a)	2,171	28,288
The Coca-Cola Co.	302,705	14,569,192
		34,149,570
Food & Staples Retailing - 1.4%
Andersons, Inc.	2,202	77,180
Casey's General Stores, Inc.	2,979	383,338
Chefs' Warehouse Holdings (a)	1,663	53,416
Costco Wholesale Corp.	34,511	7,407,096
Ingles Markets, Inc. Class A	1,010	28,825
Kroger Co.	70,055	1,984,658
Performance Food Group Co. (a)	6,687	228,428
PriceSmart, Inc.	1,647	100,879
Rite Aid Corp. (a)	81,300	65,308
Smart & Final Stores, Inc. (a)	1,840	11,095
SpartanNash Co.	3,058	63,454
Sprouts Farmers Market LLC (a)	9,495	227,690
Sysco Corp.	37,883	2,418,830
United Natural Foods, Inc. (a)	3,954	51,797
Walgreens Boots Alliance, Inc.	68,596	4,956,747
Walmart, Inc.	115,549	11,073,061
Weis Markets, Inc.	1,332	64,629
Welbilt, Inc. (a)	10,712	150,182
		29,346,613
Food Products - 1.1%
Archer Daniels Midland Co.	44,125	1,981,213
B&G Foods, Inc. Class A (b)	5,155	137,432
Bunge Ltd.	10,953	603,182
Cal-Maine Foods, Inc.	2,429	102,455
Calavo Growers, Inc.	1,243	101,130
Campbell Soup Co. (b)	15,247	540,201
Conagra Brands, Inc.	31,997	692,415
Darling International, Inc. (a)	13,177	280,275
Dean Foods Co.	7,969	33,231
Farmer Brothers Co. (a)	1,132	27,847
Flowers Foods, Inc.	14,631	287,645
Fresh Del Monte Produce, Inc.	2,677	85,610
Freshpet, Inc. (a)	1,859	66,868
General Mills, Inc.	44,765	1,989,357
Hormel Foods Corp.	21,326	902,516
Hostess Brands, Inc. Class A (a)	6,493	74,605
Ingredion, Inc.	5,594	553,806
J&J Snack Foods Corp.	1,112	171,637
John B. Sanfilippo & Son, Inc.	699	47,707
Kellogg Co.	19,591	1,156,065
Lamb Weston Holdings, Inc.	11,464	828,847
Lancaster Colony Corp.	1,491	237,173
McCormick & Co., Inc. (non-vtg.)	9,496	1,174,085
Mondelez International, Inc.	118,005	5,458,911
nLIGHT, Inc. (a)	300	5,865
Pilgrim's Pride Corp. (a)	3,958	80,189
Post Holdings, Inc. (a)	5,271	489,254
Sanderson Farms, Inc.	1,561	192,159
Seaboard Corp.	22	85,012
The Hain Celestial Group, Inc. (a)	8,317	152,451
The Hershey Co.	11,178	1,185,986
The J.M. Smucker Co.	8,979	941,718
The Kraft Heinz Co.	47,120	2,264,587
Tootsie Roll Industries, Inc. (b)	1,483	51,386
TreeHouse Foods, Inc. (a)	4,614	269,273
Tyson Foods, Inc. Class A	23,469	1,453,200
		24,705,293
Household Products - 1.4%
Central Garden & Pet Co. (a)	959	37,602
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,774	98,810
Church & Dwight Co., Inc.	19,759	1,276,629
Clorox Co.	10,245	1,520,153
Colgate-Palmolive Co.	69,345	4,485,235
Energizer Holdings, Inc.	4,700	222,780
Kimberly-Clark Corp.	27,726	3,088,122
Orchids Paper Products Co. (a)	56	59
Procter & Gamble Co.	201,128	19,402,818
Spectrum Brands Holdings, Inc.	1,760	98,349
WD-40 Co.	1,070	194,473
		30,425,030
Personal Products - 0.2%
Avon Products, Inc. (a)	30,120	70,481
Coty, Inc. Class A	37,472	290,783
Edgewell Personal Care Co. (a)	4,485	176,933
elf Beauty, Inc. (a)	1,086	9,122
Estee Lauder Companies, Inc. Class A	17,652	2,408,086
Herbalife Nutrition Ltd. (a)	9,667	577,120
Inter Parfums, Inc.	1,270	84,404
MediFast, Inc.	814	103,573
Natural Health Trends Corp.	523	8,572
Nu Skin Enterprises, Inc. Class A	3,968	260,499
Revlon, Inc. (a)	797	20,881
USANA Health Sciences, Inc. (a)	928	108,669
		4,119,123
Tobacco - 0.8%
22nd Century Group, Inc. (a)(b)	4,650	10,416
Altria Group, Inc.	150,638	7,433,985
Philip Morris International, Inc.	122,558	9,402,650
Universal Corp.	2,012	116,092
Vector Group Ltd.	9,554	105,094
		17,068,237

TOTAL CONSUMER STAPLES		139,813,866

ENERGY - 5.0%
Energy Equipment & Services - 0.6%
Archrock, Inc.	6,039	57,008
Baker Hughes, a GE Co. Class A	33,837	797,538
Basic Energy Services, Inc. (a)	2,045	9,714
Bristow Group, Inc. (a)(b)	1,523	5,011
C&J Energy Services, Inc. (a)	5,282	84,882
Carbo Ceramics, Inc. (a)	2,267	9,136
Core Laboratories NV	3,706	250,007
Diamond Offshore Drilling, Inc. (a)(b)	4,098	44,791
Dril-Quip, Inc. (a)	3,461	129,580
Ensco PLC Class A	32,710	143,924
Exterran Corp. (a)	2,869	49,806
Forum Energy Technologies, Inc. (a)	6,813	33,452
Frank's International NV (a)	5,382	30,624
FTS International, Inc. (a)	1,835	14,955
Halliburton Co.	68,955	2,162,429
Helix Energy Solutions Group, Inc. (a)	11,090	75,745
Helmerich & Payne, Inc.	8,685	486,273
Hornbeck Offshore Services, Inc. (a)	2,540	3,353
Key Energy Services, Inc. (a)	1,247	2,082
KLX Energy Services Holdings, Inc. (a)	1,428	37,214
Mammoth Energy Services, Inc.	457	10,113
Matrix Service Co. (a)	1,745	37,430
McDermott International, Inc. (a)	7,528	66,397
Nabors Industries Ltd.	25,155	74,459
National Oilwell Varco, Inc.	29,547	871,046
NCS Multistage Holdings, Inc. (a)	143	809
Newpark Resources, Inc. (a)	5,573	46,312
Noble Corp. (a)	19,169	63,258
Oceaneering International, Inc. (a)	7,866	123,418
Oil States International, Inc. (a)	3,987	68,656
Patterson-UTI Energy, Inc.	17,972	218,000
Pioneer Energy Services Corp. (a)	5,412	8,010
Rowan Companies PLC (a)	9,074	110,612
RPC, Inc.	4,173	45,027
Schlumberger Ltd.	109,066	4,821,808
SEACOR Holdings, Inc. (a)	1,407	58,236
SEACOR Marine Holdings, Inc. (a)	1,585	21,001
Smart Sand, Inc. (a)	3,080	7,823
Solaris Oilfield Infrastructure, Inc. Class A	843	12,679
Superior Energy Services, Inc. (a)	12,561	49,114
TechnipFMC PLC	34,148	784,038
TETRA Technologies, Inc. (a)	10,063	21,434
Transocean Ltd. (United States) (a)	33,241	284,875
U.S. Silica Holdings, Inc. (b)	6,617	89,197
Unit Corp. (a)	4,095	65,356
Weatherford International PLC (a)(b)	70,948	46,003
		12,432,635
Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp. (a)	15,774	18,771
Anadarko Petroleum Corp.	43,242	2,046,644
Antero Resources Corp. (a)	17,242	173,455
Apache Corp.	30,167	990,081
Approach Resources, Inc. (a)(b)	5,796	5,583
Arch Coal, Inc.	1,832	161,454
Ardmore Shipping Corp. (a)	2,700	15,309
Bonanza Creek Energy, Inc. (a)	1,327	30,587
Cabot Oil & Gas Corp.	36,598	913,120
California Resources Corp. (a)	3,101	62,485
Callon Petroleum Co. (a)	16,301	132,690
Carrizo Oil & Gas, Inc. (a)	6,111	75,043
Centennial Resource Development, Inc. Class A (a)(b)	13,702	180,455
Cheniere Energy, Inc. (a)	15,839	1,039,830
Chesapeake Energy Corp. (a)(b)	72,109	205,511
Chevron Corp.	149,910	17,187,182
Cimarex Energy Co.	7,552	568,968
Clean Energy Fuels Corp. (a)	13,280	25,232
Cloud Peak Energy, Inc. (a)	6,734	2,512
CNX Resources Corp. (a)	16,941	205,664
Concho Resources, Inc. (a)	11,758	1,409,079
ConocoPhillips Co.	94,407	6,390,410
CONSOL Energy, Inc. (a)	2,230	79,232
Contango Oil & Gas Co. (a)	2,572	9,722
Continental Resources, Inc. (a)	6,613	305,322
CVR Energy, Inc.	1,026	41,194
Delek U.S. Holdings, Inc.	6,250	203,188
Denbury Resources, Inc. (a)	31,013	62,956
Devon Energy Corp.	41,711	1,111,598
Diamondback Energy, Inc.	7,803	804,645
Eclipse Resources Corp. (a)	7,685	8,838
EOG Resources, Inc.	45,656	4,529,075
EP Energy Corp. (a)	768	529
EQT Corp.	19,060	371,098
Equitrans Midstream Corp.	15,178	316,006
Extraction Oil & Gas, Inc. (a)	10,166	40,054
Exxon Mobil Corp.	334,405	24,505,198
Green Plains, Inc.	2,409	34,232
Gulfport Energy Corp. (a)	12,992	109,003
Halcon Resources Corp. (a)(b)	8,641	14,171
Hess Corp.	21,171	1,143,234
Highpoint Resources, Inc. (a)	9,272	25,962
HollyFrontier Corp.	14,079	793,211
International Seaways, Inc. (a)	2,361	42,781
Kinder Morgan, Inc.	151,341	2,739,272
Kosmos Energy Ltd. (a)	18,695	95,905
Laredo Petroleum, Inc. (a)	10,223	38,847
Marathon Oil Corp.	67,378	1,063,899
Marathon Petroleum Corp.	38,490	2,550,347
Matador Resources Co. (a)	7,418	144,651
Midstates Petroleum Co., Inc. (a)	1,834	17,753
Murphy Oil Corp.	12,857	351,639
NACCO Industries, Inc. Class A	465	15,847
Newfield Exploration Co. (a)	15,793	288,696
Nine Energy Service, Inc. (a)	775	18,585
Noble Energy, Inc.	38,532	860,805
Oasis Petroleum, Inc. (a)	21,590	129,972
Occidental Petroleum Corp.	60,256	4,023,896
ONEOK, Inc.	32,435	2,082,651
Overseas Shipholding Group, Inc. (a)	5,103	9,236
Pacific Ethanol, Inc. (a)	5,240	6,707
Par Pacific Holdings, Inc. (a)	2,285	37,154
Parsley Energy, Inc. Class A (a)	18,118	336,632
PBF Energy, Inc. Class A	8,550	313,101
PDC Energy, Inc. (a)	5,259	171,286
Peabody Energy Corp.	8,182	292,097
Penn Virginia Corp. (a)	1,098	57,601
Phillips 66 Co.	33,823	3,227,052
Pioneer Natural Resources Co.	13,463	1,916,054
QEP Resources, Inc. (a)	18,295	151,300
Range Resources Corp.	17,972	198,231
Renewable Energy Group, Inc. (a)	2,792	80,689
Resolute Energy Corp. (a)	1,720	56,296
Rex American Resources Corp. (a)	539	39,309
Ring Energy, Inc. (a)	4,641	27,289
Sanchez Energy Corp. (a)	1,480	388
SandRidge Energy, Inc. (a)	3,184	26,395
SemGroup Corp. Class A	5,477	87,742
SM Energy Co.	8,275	162,356
Southwestern Energy Co. (a)	40,346	176,312
SRC Energy, Inc. (a)	18,737	92,186
Talos Energy, Inc. (a)	1,733	33,100
Targa Resources Corp.	17,151	737,665
Teekay Corp.	3,958	13,893
Teekay Tankers Ltd. (b)	13,293	13,293
Tellurian, Inc. (a)(b)	5,094	50,940
The Williams Companies, Inc.	65,291	1,758,287
Ultra Petroleum Corp. (a)	15,865	11,423
Uranium Energy Corp. (a)(b)	10,941	14,223
Valero Energy Corp.	34,451	3,025,487
W&T Offshore, Inc. (a)	8,015	40,396
Whiting Petroleum Corp. (a)	7,192	205,907
WildHorse Resource Development Corp. (a)	1,764	29,935
World Fuel Services Corp.	4,979	123,927
WPX Energy, Inc. (a)	30,750	376,995
		94,714,963

TOTAL ENERGY		107,147,598

FINANCIALS - 14.1%
Banks - 6.1%
1st Source Corp.	1,038	47,125
Ameris Bancorp	2,964	112,484
Associated Banc-Corp.	13,635	295,198
Atlantic Capital Bancshares, Inc. (a)	1,922	34,750
Banc of California, Inc.	3,024	44,090
BancFirst Corp.	1,651	88,626
Bancorp, Inc., Delaware (a)	5,125	43,460
BancorpSouth Bank	6,618	193,113
Bank of America Corp.	765,682	21,798,967
Bank of Hawaii Corp.	3,481	269,186
Bank of Marin Bancorp	902	37,830
Bank of the Ozarks, Inc.	9,408	285,439
BankUnited, Inc.	8,307	280,860
Banner Corp.	2,685	146,440
BB&T Corp.	62,324	3,041,411
Berkshire Hills Bancorp, Inc.	3,075	83,794
BOK Financial Corp.	2,061	171,290
Boston Private Financial Holdings, Inc.	6,683	77,523
Bridge Bancorp, Inc.	1,545	47,571
Brookline Bancorp, Inc., Delaware	5,180	77,027
Bryn Mawr Bank Corp.	1,929	71,354
Byline Bancorp, Inc. (a)	1,522	28,751
Cadence Bancorp Class A	1,240	23,250
Camden National Corp.	1,335	54,094
Carolina Financial Corp.	1,425	49,334
Cathay General Bancorp	5,675	210,656
Centerstate Banks of Florida, Inc.	5,129	127,199
Central Pacific Financial Corp.	1,978	56,630
Chemical Financial Corp.	5,401	240,128
CIT Group, Inc.	10,492	484,625
Citigroup, Inc.	208,716	13,453,833
Citizens Financial Group, Inc.	38,943	1,320,947
City Holding Co.	1,312	94,044
Columbia Banking Systems, Inc.	5,431	199,589
Comerica, Inc.	13,808	1,087,242
Commerce Bancshares, Inc.	7,717	461,477
Community Bank System, Inc.	3,863	231,587
Community Trust Bancorp, Inc.	1,814	73,667
ConnectOne Bancorp, Inc.	2,825	56,500
Cullen/Frost Bankers, Inc.	4,642	451,574
Customers Bancorp, Inc. (a)	2,335	45,929
CVB Financial Corp.	7,437	162,945
Eagle Bancorp, Inc. (a)	2,249	123,425
East West Bancorp, Inc.	11,544	580,894
Enterprise Financial Services Corp.	1,927	85,039
Equity Bancshares, Inc. (a)	876	27,813
Fidelity Southern Corp.	1,582	48,188
Fifth Third Bancorp	55,818	1,497,039
Financial Institutions, Inc.	1,012	27,142
First Bancorp, North Carolina	2,524	92,807
First Bancorp, Puerto Rico	14,185	151,070
First Busey Corp.	3,412	84,481
First Citizens Bancshares, Inc.	680	277,120
First Commonwealth Financial Corp.	7,837	106,583
First Financial Bancorp, Ohio	5,052	133,019
First Financial Bankshares, Inc. (b)	5,277	322,425
First Foundation, Inc.	2,735	39,740
First Hawaiian, Inc.	4,486	115,425
First Horizon National Corp.	25,001	367,015
First Internet Bancorp	750	15,000
First Interstate Bancsystem, Inc.	1,384	53,865
First Merchants Corp.	3,206	117,436
First Midwest Bancorp, Inc., Delaware	7,628	167,969
First of Long Island Corp.	2,223	46,061
First Republic Bank	12,471	1,205,073
Flushing Financial Corp.	3,192	70,799
FNB Corp., Pennsylvania	25,028	291,576
Franklin Financial Network, Inc.	808	25,751
Fulton Financial Corp.	14,237	228,504
German American Bancorp, Inc.	1,873	54,785
Glacier Bancorp, Inc.	6,303	265,861
Great Western Bancorp, Inc.	4,585	161,805
Hancock Whitney Corp.	6,574	270,060
Hanmi Financial Corp.	2,680	58,772
Heartland Financial U.S.A., Inc.	2,304	104,509
Heritage Commerce Corp.	2,254	29,911
Heritage Financial Corp., Washington	2,039	63,168
Hilltop Holdings, Inc.	5,704	105,011
Home Bancshares, Inc.	12,683	232,226
Hope Bancorp, Inc.	11,028	157,811
Horizon Bancorp, Inc. Indiana	3,204	51,713
Huntington Bancshares, Inc.	85,553	1,132,722
IBERIABANK Corp.	4,053	299,476
Independent Bank Corp.	1,789	39,644
Independent Bank Corp., Massachusetts	2,132	170,091
Independent Bank Group, Inc.	1,557	82,147
International Bancshares Corp.	4,169	147,874
Investors Bancorp, Inc.	19,261	233,829
JPMorgan Chase & Co.	273,879	28,346,477
KeyCorp	84,328	1,388,882
Lakeland Bancorp, Inc.	4,382	68,578
Lakeland Financial Corp.	1,830	82,405
LegacyTexas Financial Group, Inc.	3,460	137,846
Live Oak Bancshares, Inc.	2,210	30,719
Luther Burbank Corp.	1,088	10,282
M&T Bank Corp.	11,894	1,957,039
MB Financial, Inc.	6,679	296,414
Merchants Bancorp/IN	441	8,630
Metropolitan Bank Holding Corp. (a)	418	14,630
Midland States Bancorp, Inc.	524	12,634
National Bank Holdings Corp.	2,738	87,506
National Commerce Corp. (a)	792	32,246
NBT Bancorp, Inc.	3,107	110,671
OFG Bancorp	3,047	59,051
Old National Bancorp, Indiana	9,834	158,721
Opus Bank	1,257	26,271
Origin Bancorp, Inc.	300	10,221
Pacific Premier Bancorp, Inc.	3,195	95,051
PacWest Bancorp	10,274	396,474
Park National Corp.	1,105	103,892
Peapack-Gladstone Financial Corp.	1,167	31,147
Peoples United Financial, Inc.	27,645	452,825
Pinnacle Financial Partners, Inc.	5,924	318,533
PNC Financial Services Group, Inc.	37,578	4,609,693
Popular, Inc.	8,051	439,665
Preferred Bank, Los Angeles	1,211	56,384
Prosperity Bancshares, Inc.	5,271	374,979
QCR Holdings, Inc.	1,214	41,592
Regions Financial Corp.	91,842	1,393,243
Renasant Corp.	3,670	130,358
S&T Bancorp, Inc.	2,774	106,577
Sandy Spring Bancorp, Inc.	2,210	72,068
Seacoast Banking Corp., Florida (a)	3,611	99,375
ServisFirst Bancshares, Inc.	3,397	114,649
Signature Bank	4,216	536,739
Simmons First National Corp. Class A	5,798	143,443
South State Corp.	2,787	184,917
Southside Bancshares, Inc.	1,780	58,722
Sterling Bancorp	17,879	343,992
Stock Yards Bancorp, Inc.	1,544	53,376
SunTrust Banks, Inc.	37,527	2,229,854
SVB Financial Group (a)	4,166	972,261
Synovus Financial Corp.	9,659	342,122
TCF Financial Corp.	13,743	304,545
Texas Capital Bancshares, Inc. (a)	3,881	226,146
Tompkins Financial Corp.	861	63,318
TowneBank	5,075	131,747
Trico Bancshares	1,228	46,320
TriState Capital Holdings, Inc. (a)	1,660	33,798
Triumph Bancorp, Inc. (a)	1,269	38,654
Trustmark Corp.	4,938	155,695
U.S. Bancorp	124,456	6,367,169
UMB Financial Corp.	3,248	209,041
Umpqua Holdings Corp.	17,869	315,924
Union Bankshares Corp.	4,160	131,290
United Bankshares, Inc., West Virginia	7,978	282,182
United Community Bank, Inc.	6,037	155,272
Univest Corp. of Pennsylvania	2,313	54,332
Valley National Bancorp	20,015	202,352
Veritex Holdings, Inc.	1,388	36,726
Washington Trust Bancorp, Inc.	1,272	66,195
Webster Financial Corp.	7,178	386,751
Wells Fargo & Co.	349,805	17,108,963
WesBanco, Inc.	3,258	132,307
Westamerica Bancorp.	1,885	118,114
Western Alliance Bancorp. (a)	7,730	342,284
Wintrust Financial Corp.	4,242	301,776
Zions Bancorporation	15,755	749,780
		130,626,048
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	4,386	460,311
Ameriprise Financial, Inc.	11,701	1,481,347
Arlington Asset Investment Corp.	3,545	30,558
Artisan Partners Asset Management, Inc.	4,105	95,729
B. Riley Financial, Inc.	1,090	16,623
Bank of New York Mellon Corp.	80,869	4,231,066
BGC Partners, Inc. Class A	29,045	179,789
BlackRock, Inc. Class A	9,754	4,048,690
Blucora, Inc. (a)	3,560	105,056
Brighthouse Financial, Inc. (a)	7,616	284,381
Cboe Global Markets, Inc.	8,980	837,565
Charles Schwab Corp.	94,235	4,407,371
CME Group, Inc.	26,877	4,899,140
Cohen & Steers, Inc.	1,344	50,575
Cowen Group, Inc. Class A (a)	1,675	27,085
Diamond Hill Investment Group, Inc.	196	30,380
E*TRADE Financial Corp.	21,262	992,085
Eaton Vance Corp. (non-vtg.)	9,443	363,744
Evercore, Inc. Class A	2,987	267,187
FactSet Research Systems, Inc.	3,083	674,036
Federated Investors, Inc. Class B (non-vtg.)	7,264	189,808
Franklin Resources, Inc.	25,862	765,774
Gain Capital Holdings, Inc.	2,246	14,532
Goldman Sachs Group, Inc.	27,701	5,485,075
Greenhill & Co., Inc.	2,019	50,596
Hamilton Lane, Inc. Class A	1,168	42,363
Houlihan Lokey	1,858	82,198
Interactive Brokers Group, Inc.	5,718	288,187
IntercontinentalExchange, Inc.	46,227	3,548,385
INTL FCStone, Inc. (a)	1,330	50,846
Invesco Ltd.	31,832	579,979
Investment Technology Group, Inc.	2,616	79,160
Janus Henderson Group PLC	14,116	308,152
Lazard Ltd. Class A	10,239	407,410
Legg Mason, Inc.	7,154	213,189
LPL Financial	7,054	496,390
MarketAxess Holdings, Inc.	2,978	639,585
Moelis & Co. Class A	2,531	110,731
Moody's Corp.	13,106	2,077,432
Morgan Stanley	110,026	4,654,100
Morningstar, Inc.	1,413	175,424
MSCI, Inc.	7,063	1,202,617
Northern Trust Corp.	16,958	1,500,105
Oppenheimer Holdings, Inc. Class A (non-vtg.)	704	18,959
Piper Jaffray Companies	1,211	83,595
PJT Partners, Inc.	1,088	47,306
Raymond James Financial, Inc.	10,196	820,778
S&P Global, Inc.	20,160	3,863,664
SEI Investments Co.	10,453	496,936
State Street Corp.	29,206	2,070,705
Stifel Financial Corp.	5,470	261,849
T. Rowe Price Group, Inc.	19,153	1,790,039
TD Ameritrade Holding Corp.	21,515	1,203,764
The NASDAQ OMX Group, Inc.	9,211	810,936
Virtu Financial, Inc. Class A	3,214	82,118
Virtus Investment Partners, Inc.	709	63,789
Waddell & Reed Financial, Inc. Class A	6,313	108,079
Westwood Holdings Group, Inc.	576	21,093
WisdomTree Investments, Inc.	7,572	50,732
		58,239,098
Consumer Finance - 0.8%
Ally Financial, Inc.	34,579	901,129
American Express Co.	56,934	5,847,122
Capital One Financial Corp.	38,161	3,075,395
Credit Acceptance Corp. (a)(b)	986	392,448
Discover Financial Services	28,685	1,935,951
Elevate Credit, Inc. (a)	2,164	9,630
Encore Capital Group, Inc. (a)(b)	1,699	50,188
Enova International, Inc. (a)	2,815	64,886
EZCORP, Inc. (non-vtg.) Class A (a)(b)	4,452	41,493
First Cash Financial Services, Inc.	3,723	306,887
Green Dot Corp. Class A (a)	3,669	271,579
LendingClub Corp. (a)	28,075	89,559
Navient Corp.	20,501	233,711
Nelnet, Inc. Class A	1,410	74,166
OneMain Holdings, Inc. (a)	5,692	170,134
PRA Group, Inc. (a)	3,602	106,295
Regional Management Corp. (a)	1,516	41,660
Santander Consumer U.S.A. Holdings, Inc.	8,940	170,396
SLM Corp.	33,959	363,701
Synchrony Financial	57,954	1,740,938
World Acceptance Corp. (a)	481	49,875
		15,937,143
Diversified Financial Services - 1.5%
Acushnet Holdings Corp.	2,806	64,510
AXA Equitable Holdings, Inc.	10,079	186,865
Berkshire Hathaway, Inc. Class B (a)	151,893	31,220,087
Cannae Holdings, Inc. (a)	5,505	106,467
Columbia Financial, Inc.	3,278	48,547
Donnelley Financial Solutions, Inc. (a)	2,754	40,319
FB Financial Corp.	859	28,416
Granite Point Mortgage Trust, Inc.	3,266	63,752
Jefferies Financial Group, Inc.	24,754	515,131
On Deck Capital, Inc. (a)	3,993	30,027
Pennymac Financial Services, Inc.	1,536	31,764
Rafael Holdings, Inc. (a)	1,441	22,220
Victory Capital Holdings, Inc. (a)	1,230	13,407
Voya Financial, Inc.	14,175	658,145
		33,029,657
Insurance - 2.6%
AFLAC, Inc.	62,127	2,963,458
Alleghany Corp.	1,215	767,345
Allstate Corp.	28,366	2,492,520
AMBAC Financial Group, Inc. (a)	3,630	68,680
American Equity Investment Life Holding Co.	6,673	208,998
American Financial Group, Inc.	5,352	510,527
American International Group, Inc.	70,969	3,067,990
American National Insurance Co.	672	93,536
Amerisafe, Inc.	1,564	92,917
Aon PLC	19,752	3,085,855
Arch Capital Group Ltd. (a)	30,990	909,557
Argo Group International Holdings, Ltd.	2,733	182,400
Arthur J. Gallagher & Co.	14,391	1,075,152
Aspen Insurance Holdings Ltd.	4,638	193,544
Assurant, Inc.	4,205	405,320
Assured Guaranty Ltd.	9,327	378,303
Athene Holding Ltd. (a)	6,471	277,606
Axis Capital Holdings Ltd.	6,466	346,254
Brown & Brown, Inc.	18,060	490,510
Chubb Ltd.	36,654	4,876,815
Cincinnati Financial Corp.	11,812	958,189
CNO Financial Group, Inc.	12,785	228,596
eHealth, Inc. (a)	1,318	80,609
Employers Holdings, Inc.	2,428	102,874
Enstar Group Ltd. (a)	785	139,730
Erie Indemnity Co. Class A	1,400	204,932
Everest Re Group Ltd.	3,255	713,008
FBL Financial Group, Inc. Class A	829	58,212
First American Financial Corp.	8,655	433,442
FNF Group	21,371	772,775
Genworth Financial, Inc. Class A (a)	38,763	187,613
Goosehead Insurance	650	18,681
Greenlight Capital Re, Ltd. (a)	3,005	31,162
Hanover Insurance Group, Inc.	3,338	380,666
Hartford Financial Services Group, Inc.	28,183	1,322,346
HCI Group, Inc.	610	28,902
Health Insurance Innovations, Inc. (a)(b)	880	33,739
Heritage Insurance Holdings, Inc.	1,651	23,973
Horace Mann Educators Corp.	3,232	134,613
James River Group Holdings Ltd.	1,880	72,512
Kemper Corp.	3,880	291,698
Kinsale Capital Group, Inc.	1,475	85,550
Lincoln National Corp.	17,404	1,017,960
Loews Corp.	21,813	1,044,843
Maiden Holdings Ltd.	4,427	5,711
Markel Corp. (a)	1,107	1,166,236
Marsh & McLennan Companies, Inc.	40,309	3,554,851
MBIA, Inc. (a)	7,555	72,604
Mercury General Corp.	2,721	140,676
MetLife, Inc.	83,102	3,795,268
National General Holdings Corp.	4,875	117,731
National Western Life Group, Inc.	153	46,405
Navigators Group, Inc.	1,693	118,171
Old Republic International Corp.	19,482	392,562
Primerica, Inc.	3,464	389,250
Principal Financial Group, Inc.	21,236	1,063,287
ProAssurance Corp.	4,355	185,784
Progressive Corp.	45,823	3,083,430
Prudential Financial, Inc.	33,489	3,085,676
Reinsurance Group of America, Inc.	5,108	737,851
RenaissanceRe Holdings Ltd.	3,175	438,245
RLI Corp.	3,074	202,915
Safety Insurance Group, Inc.	1,297	106,756
Selective Insurance Group, Inc.	4,675	284,801
Stewart Information Services Corp.	1,988	88,367
The Travelers Companies, Inc.	21,642	2,716,937
Third Point Reinsurance Ltd. (a)	7,463	78,436
Torchmark Corp.	8,401	703,668
Trupanion, Inc. (a)(b)	1,699	45,108
United Fire Group, Inc.	1,664	86,528
United Insurance Holdings Corp.	1,824	29,768
Universal Insurance Holdings, Inc.	2,401	90,566
Unum Group	17,618	612,402
W.R. Berkley Corp.	7,579	582,749
White Mountains Insurance Group Ltd.	282	251,990
Willis Group Holdings PLC	10,438	1,699,202
		56,827,843
Mortgage Real Estate Investment Trusts - 0.2%
AG Mortgage Investment Trust, Inc.	2,347	42,293
AGNC Investment Corp.	30,680	549,479
Annaly Capital Management, Inc.	92,468	965,366
Anworth Mortgage Asset Corp.	12,277	54,878
Apollo Commercial Real Estate Finance, Inc.	7,197	130,985
Arbor Realty Trust, Inc.	4,035	48,259
Ares Commercial Real Estate Corp.	2,596	37,382
Armour Residential REIT, Inc.	3,919	82,377
Blackstone Mortgage Trust, Inc.	8,088	278,955
Capstead Mortgage Corp.	7,143	52,644
Cherry Hill Mortgage Investment Corp.	157	2,905
Chimera Investment Corp.	14,172	269,693
Dynex Capital, Inc.	6,185	37,234
Ellington Residential Mortgage REIT	3,105	36,204
Exantas Capital Corp.	3,643	38,507
Invesco Mortgage Capital, Inc.	8,192	131,891
Ladder Capital Corp. Class A	6,422	111,165
MFA Financial, Inc.	30,851	226,138
New Residential Investment Corp.	26,084	442,906
New York Mortgage Trust, Inc.	6,793	42,660
Orchid Island Capital, Inc.	4,600	31,924
PennyMac Mortgage Investment Trust	5,407	109,438
Redwood Trust, Inc.	5,562	89,715
Starwood Property Trust, Inc.	20,411	450,675
TPG RE Finance Trust, Inc.	173	3,431
Two Harbors Investment Corp.	13,686	199,679
Western Asset Mortgage Capital Corp.	3,602	34,435
		4,501,218
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	638	42,114
Thrifts & Mortgage Finance - 0.2%
Axos Financial, Inc. (a)	4,390	133,280
Beneficial Bancorp, Inc.	5,716	89,112
Capitol Federal Financial, Inc.	10,631	136,821
Dime Community Bancshares, Inc.	2,413	47,584
Essent Group Ltd. (a)	6,116	243,111
Farmer Mac Class C (non-vtg.)	657	46,483
First Defiance Financial Corp.	1,543	43,482
Flagstar Bancorp, Inc.	1,509	46,553
HomeStreet, Inc. (a)	2,359	57,725
Kearny Financial Corp.	6,466	83,023
LendingTree, Inc. (a)	593	175,730
Meridian Bancorp, Inc. Maryland	4,100	64,924
Meta Financial Group, Inc.	2,902	68,342
MGIC Investment Corp. (a)	29,358	366,388
New York Community Bancorp, Inc. (b)	38,877	451,751
NMI Holdings, Inc. (a)	4,278	94,116
Northfield Bancorp, Inc.	3,322	47,538
Northwest Bancshares, Inc.	8,300	146,412
OceanFirst Financial Corp.	3,503	84,107
Ocwen Financial Corp. (a)	9,224	15,496
Oritani Financial Corp.	2,839	47,866
PDL Community Bancorp (a)	984	12,723
Provident Financial Services, Inc.	4,676	115,544
Radian Group, Inc.	16,904	325,233
Sterling Bancorp, Inc.	1,398	12,023
TFS Financial Corp.	5,467	89,167
Trustco Bank Corp., New York	8,255	64,059
United Financial Bancorp, Inc. New	3,789	56,115
Walker & Dunlop, Inc.	2,277	109,455
Washington Federal, Inc.	6,429	187,020
WSFS Financial Corp.	2,630	110,907
		3,572,090

TOTAL FINANCIALS		302,775,211

HEALTH CARE - 14.4%
Biotechnology - 3.0%
AbbVie, Inc.	125,839	10,103,613
Abeona Therapeutics, Inc. (a)	2,802	19,026
ACADIA Pharmaceuticals, Inc. (a)	7,802	177,730
Acceleron Pharma, Inc. (a)	3,194	135,426
Achaogen, Inc. (a)	573	865
Achillion Pharmaceuticals, Inc. (a)	11,224	24,581
Acorda Therapeutics, Inc. (a)	3,953	65,738
Adamas Pharmaceuticals, Inc. (a)	783	7,047
ADMA Biologics, Inc. (a)	3,250	9,588
Aduro Biotech, Inc. (a)	1,371	4,086
Advaxis, Inc. (a)	14,488	5,491
Agenus, Inc. (a)	7,486	25,228
Agios Pharmaceuticals, Inc. (a)	3,825	205,020
Aimmune Therapeutics, Inc. (a)	2,092	49,204
Akebia Therapeutics, Inc. (a)	3,382	18,635
Alder Biopharmaceuticals, Inc. (a)	4,784	67,359
Alexion Pharmaceuticals, Inc. (a)	17,658	2,171,228
Alkermes PLC (a)	11,814	388,326
Alnylam Pharmaceuticals, Inc. (a)	6,456	539,270
AMAG Pharmaceuticals, Inc. (a)	3,104	50,812
Amgen, Inc.	57,320	10,725,145
Amicus Therapeutics, Inc. (a)(b)	12,730	153,269
AnaptysBio, Inc. (a)	1,117	74,079
Anavex Life Sciences Corp. (a)	3,537	6,543
Apellis Pharmaceuticals, Inc. (a)	897	12,558
Arcus Biosciences, Inc.	500	5,085
Ardelyx, Inc. (a)	2,522	5,296
Arena Pharmaceuticals, Inc. (a)	3,192	146,736
Array BioPharma, Inc. (a)	15,763	294,295
Arrowhead Pharmaceuticals, Inc. (a)(b)	6,325	89,309
Atara Biotherapeutics, Inc. (a)	2,576	97,888
Athersys, Inc. (a)(b)	9,575	15,224
Audentes Therapeutics, Inc. (a)	2,062	51,138
AVEO Pharmaceuticals, Inc. (a)(b)	8,901	6,225
Bellicum Pharmaceuticals, Inc. (a)	4,128	13,622
BioCryst Pharmaceuticals, Inc. (a)	7,777	67,504
Biogen, Inc. (a)	16,653	5,558,438
Biohaven Pharmaceutical Holding Co. Ltd. (a)	905	34,471
BioMarin Pharmaceutical, Inc. (a)	13,895	1,364,072
bluebird bio, Inc. (a)(b)	3,861	515,173
Blueprint Medicines Corp. (a)	3,034	218,721
Calithera Biosciences, Inc. (a)	3,151	14,053
Cara Therapeutics, Inc. (a)(b)	1,564	23,851
Catalyst Pharmaceutical Partners, Inc. (a)	8,492	21,400
Celgene Corp. (a)	62,154	5,498,143
Celldex Therapeutics, Inc. (a)	18,770	9,531
Clovis Oncology, Inc. (a)	3,720	94,339
Coherus BioSciences, Inc. (a)	3,180	42,803
Conatus Pharmaceuticals, Inc. (a)	2,809	6,545
Concert Pharmaceuticals, Inc. (a)	1,087	15,381
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	4,504	34,050
Cue Biopharma, Inc. (a)(b)	1,555	7,946
Curis, Inc. (a)	4,693	5,491
Cytokinetics, Inc. (a)	4,148	29,160
CytomX Therapeutics, Inc. (a)	2,361	40,090
Deciphera Pharmaceuticals, Inc. (a)	294	7,900
Denali Therapeutics, Inc. (a)	1,372	26,150
Dynavax Technologies Corp. (a)(b)	4,318	47,584
Eagle Pharmaceuticals, Inc. (a)	715	30,216
Editas Medicine, Inc. (a)	2,925	63,560
Emergent BioSolutions, Inc. (a)	2,865	178,747
Enanta Pharmaceuticals, Inc. (a)	1,109	88,088
Epizyme, Inc. (a)	3,660	37,405
Esperion Therapeutics, Inc. (a)	1,647	76,503
Exact Sciences Corp. (a)	9,376	844,590
Exelixis, Inc. (a)	21,883	515,782
FibroGen, Inc. (a)	6,027	342,032
Five Prime Therapeutics, Inc. (a)	2,919	32,839
Flexion Therapeutics, Inc. (a)	2,281	33,508
Genomic Health, Inc. (a)	1,471	111,517
Geron Corp. (a)(b)	14,368	16,523
Gilead Sciences, Inc.	103,126	7,219,851
Global Blood Therapeutics, Inc. (a)	3,195	153,072
GlycoMimetics, Inc. (a)	1,979	22,165
Halozyme Therapeutics, Inc. (a)	9,935	160,748
Heron Therapeutics, Inc. (a)	4,008	107,815
Homology Medicines, Inc. (a)	810	16,419
Idera Pharmaceuticals, Inc. (a)	2,553	6,459
Immune Design Corp. (a)	5,096	7,950
ImmunoGen, Inc. (a)	6,738	35,375
Immunomedics, Inc. (a)	8,794	130,063
Incyte Corp. (a)	13,849	1,116,091
Inovio Pharmaceuticals, Inc. (a)	5,941	29,764
Insmed, Inc. (a)	5,855	142,335
Insys Therapeutics, Inc. (a)(b)	461	1,595
Intellia Therapeutics, Inc. (a)	1,919	27,135
Intercept Pharmaceuticals, Inc. (a)	1,429	172,452
Intrexon Corp. (a)(b)	6,109	46,795
Invitae Corp. (a)	2,686	37,819
Ionis Pharmaceuticals, Inc. (a)(b)	9,797	568,226
Iovance Biotherapeutics, Inc. (a)	5,951	54,452
Ironwood Pharmaceuticals, Inc. Class A (a)	10,113	138,144
Jounce Therapeutics, Inc. (a)	38	159
Kadmon Holdings, Inc. (a)	6,544	15,771
Karyopharm Therapeutics, Inc. (a)	1,847	15,644
Kura Oncology, Inc. (a)	1,867	29,685
La Jolla Pharmaceutical Co. (a)(b)	750	4,530
Lexicon Pharmaceuticals, Inc. (a)(b)	4,852	22,950
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,697	200,416
Loxo Oncology, Inc. (a)	1,715	402,339
Macrogenics, Inc. (a)	3,281	38,486
MannKind Corp. (a)(b)	7,626	9,609
Merrimack Pharmaceuticals, Inc. (a)	3,277	18,187
Minerva Neurosciences, Inc. (a)	3,081	20,273
Mirati Therapeutics, Inc. (a)	2,072	136,918
Momenta Pharmaceuticals, Inc. (a)	6,164	73,105
Myriad Genetics, Inc. (a)	5,524	155,722
Natera, Inc. (a)	1,980	26,908
Neurocrine Biosciences, Inc. (a)	7,005	617,981
NewLink Genetics Corp. (a)	7,714	11,494
Novavax, Inc. (a)(b)	24,577	57,510
Opko Health, Inc. (a)	28,262	104,004
Organovo Holdings, Inc. (a)	18,840	19,028
PDL BioPharma, Inc. (a)	10,554	33,562
Portola Pharmaceuticals, Inc. (a)(b)	5,187	140,568
Progenics Pharmaceuticals, Inc. (a)	4,842	21,450
Prothena Corp. PLC (a)	2,982	35,039
PTC Therapeutics, Inc. (a)	2,977	92,674
Puma Biotechnology, Inc. (a)	2,368	66,020
Radius Health, Inc. (a)	2,798	51,119
Regeneron Pharmaceuticals, Inc. (a)	6,075	2,607,815
REGENXBIO, Inc. (a)	2,010	88,360
Repligen Corp. (a)	3,049	173,823
Retrophin, Inc. (a)	3,421	73,757
Rigel Pharmaceuticals, Inc. (a)	13,061	28,212
Sage Therapeutics, Inc. (a)	3,178	453,151
Sangamo Therapeutics, Inc. (a)	6,464	75,564
Sarepta Therapeutics, Inc. (a)(b)	4,734	661,387
Savara, Inc. (a)	1,880	14,269
Seattle Genetics, Inc. (a)	8,153	623,134
Selecta Biosciences, Inc. (a)	165	259
Seres Therapeutics, Inc. (a)	1,744	10,743
Solid Biosciences, Inc. (a)	261	6,569
Sorrento Therapeutics, Inc. (a)(b)	2,952	6,081
Spark Therapeutics, Inc. (a)	2,643	126,388
Spectrum Pharmaceuticals, Inc. (a)	7,355	82,376
Stemline Therapeutics, Inc. (a)	1,893	20,937
Syndax Pharmaceuticals, Inc. (a)	2,311	12,942
Syros Pharmaceuticals, Inc. (a)	1,520	9,105
TG Therapeutics, Inc. (a)	2,704	11,086
Tocagen, Inc. (a)	881	9,920
Ultragenyx Pharmaceutical, Inc. (a)	3,274	161,474
United Therapeutics Corp. (a)	3,464	399,503
Vanda Pharmaceuticals, Inc. (a)	3,556	96,474
Verastem, Inc. (a)(b)	1,670	5,478
Vericel Corp. (a)	3,000	51,600
Vertex Pharmaceuticals, Inc. (a)	19,936	3,805,982
Voyager Therapeutics, Inc. (a)	790	8,287
Xencor, Inc. (a)	2,964	107,000
ZIOPHARM Oncology, Inc. (a)(b)	11,754	26,329
		64,192,672
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	137,470	10,032,561
Abiomed, Inc. (a)	3,323	1,166,606
Accuray, Inc. (a)	5,405	23,782
Align Technology, Inc. (a)	5,692	1,417,023
Angiodynamics, Inc. (a)	2,453	51,758
Anika Therapeutics, Inc. (a)	1,249	47,450
Antares Pharma, Inc. (a)	11,927	36,020
Atricure, Inc. (a)	2,605	80,625
Atrion Corp.	116	86,517
Avanos Medical, Inc. (a)	3,726	169,719
AxoGen, Inc. (a)	2,288	37,752
Baxter International, Inc.	39,604	2,870,894
Becton, Dickinson & Co.	20,931	5,221,447
Boston Scientific Corp. (a)	108,560	4,141,564
Cantel Medical Corp.	2,661	216,659
Cardiovascular Systems, Inc. (a)	2,605	81,094
Cerus Corp. (a)	10,155	60,524
CONMED Corp.	2,026	142,529
Cryolife, Inc. (a)	2,754	76,864
Cutera, Inc. (a)	655	9,406
Danaher Corp.	48,341	5,361,984
Dentsply Sirona, Inc.	18,163	761,938
DexCom, Inc. (a)	6,880	970,286
Edwards Lifesciences Corp. (a)	16,670	2,840,901
Endologix, Inc. (a)	9,313	7,055
Genmark Diagnostics, Inc. (a)	4,652	30,889
Glaukos Corp. (a)	2,405	153,415
Globus Medical, Inc. (a)	5,604	252,460
Haemonetics Corp. (a)	4,142	409,685
Heska Corp. (a)	573	56,498
Hill-Rom Holdings, Inc.	5,127	512,803
Hologic, Inc. (a)	21,874	971,206
ICU Medical, Inc. (a)	1,185	294,828
IDEXX Laboratories, Inc. (a)	6,905	1,469,246
Inogen, Inc. (a)	1,345	203,377
Inspire Medical Systems, Inc.	500	26,815
Insulet Corp. (a)(b)	4,676	379,644
Integer Holdings Corp. (a)	2,246	181,904
Integra LifeSciences Holdings Corp. (a)	4,832	228,844
Intuitive Surgical, Inc. (a)	8,853	4,635,785
Invacare Corp.	1,670	8,584
iRhythm Technologies, Inc. (a)	1,407	119,595
Lantheus Holdings, Inc. (a)	2,488	41,848
LeMaitre Vascular, Inc.	1,049	25,008
LivaNova PLC (a)	3,373	311,395
Masimo Corp. (a)	3,768	468,702
Medtronic PLC	106,874	9,446,593
Meridian Bioscience, Inc.	3,625	59,414
Merit Medical Systems, Inc. (a)	4,077	230,473
Natus Medical, Inc. (a)	2,435	82,157
Neogen Corp. (a)	3,978	242,300
Nevro Corp. (a)	2,090	101,490
NuVasive, Inc. (a)	4,012	201,162
NxStage Medical, Inc. (a)	5,222	151,804
OraSure Technologies, Inc. (a)	5,260	67,591
Orthofix International NV (a)	1,566	84,736
Penumbra, Inc. (a)	2,326	338,456
Pulse Biosciences, Inc. (a)	645	8,617
Quidel Corp. (a)	2,171	125,983
ResMed, Inc.	11,198	1,065,714
Rockwell Medical Technologies, Inc. (a)(b)	3,232	10,084
Sientra, Inc. (a)	513	5,705
Staar Surgical Co. (a)	2,056	73,461
Steris PLC	6,654	758,955
Stryker Corp.	25,410	4,512,054
Tactile Systems Technology, Inc. (a)	1,158	77,100
Teleflex, Inc.	3,592	982,412
The Cooper Companies, Inc.	3,838	1,069,881
Varex Imaging Corp. (a)	3,057	87,094
Varian Medical Systems, Inc. (a)	7,252	957,482
ViewRay, Inc. (a)	1,397	10,044
West Pharmaceutical Services, Inc.	5,883	636,952
Wright Medical Group NV (a)	8,292	247,433
Zimmer Biomet Holdings, Inc.	15,969	1,749,564
		70,080,200
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (a)	6,433	176,007
Aceto Corp.	5,204	6,297
Amedisys, Inc. (a)	2,277	298,651
American Renal Associates Holdings, Inc. (a)	1,330	16,120
AmerisourceBergen Corp.	12,741	1,062,217
AMN Healthcare Services, Inc. (a)	3,649	236,419
Anthem, Inc.	20,275	6,143,325
BioScrip, Inc. (a)	10,042	36,452
BioTelemetry, Inc. (a)	2,473	177,611
Brookdale Senior Living, Inc. (a)	14,812	120,718
Capital Senior Living Corp. (a)	2,885	20,108
Cardinal Health, Inc.	24,665	1,232,510
Centene Corp. (a)	13,652	1,782,542
Chemed Corp.	1,282	381,959
Cigna Corp.	19,488	3,893,897
Community Health Systems, Inc. (a)	8,130	32,032
Corvel Corp. (a)	879	54,911
Cross Country Healthcare, Inc. (a)	2,664	25,654
CVS Health Corp.	80,001	5,244,066
DaVita HealthCare Partners, Inc. (a)	12,000	673,560
Diplomat Pharmacy, Inc. (a)	3,863	56,014
Encompass Health Corp.	7,775	519,681
G1 Therapeutics, Inc. (a)	354	7,572
HCA Holdings, Inc.	22,323	3,112,496
HealthEquity, Inc. (a)	4,041	251,916
Henry Schein, Inc. (a)	12,325	957,653
Humana, Inc.	11,263	3,480,154
Laboratory Corp. of America Holdings (a)	8,043	1,120,792
LHC Group, Inc. (a)	1,240	131,105
Magellan Health Services, Inc. (a)	1,789	116,571
McKesson Corp.	16,431	2,107,276
MEDNAX, Inc. (a)	7,511	271,222
Molina Healthcare, Inc. (a)	3,489	463,967
National Healthcare Corp.	853	68,521
National Vision Holdings, Inc. (a)	992	31,506
OptiNose, Inc. (a)	135	869
Owens & Minor, Inc.	4,072	30,825
Patterson Companies, Inc.	6,175	137,641
PetIQ, Inc. Class A (a)	322	9,795
Premier, Inc. (a)	4,506	179,294
Providence Service Corp.	919	58,945
Quest Diagnostics, Inc.	10,692	933,946
RadNet, Inc. (a)	2,844	38,821
Select Medical Holdings Corp. (a)	8,151	127,319
Surgery Partners, Inc. (a)	1,486	19,437
Tenet Healthcare Corp. (a)	6,505	143,045
The Ensign Group, Inc.	3,800	165,566
Tivity Health, Inc. (a)	2,838	63,174
Triple-S Management Corp. (a)	1,922	38,748
U.S. Physical Therapy, Inc.	988	104,619
UnitedHealth Group, Inc.	76,499	20,670,030
Universal Health Services, Inc. Class B	6,869	910,349
Wellcare Health Plans, Inc. (a)	3,530	975,974
		58,919,899
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	14,381	169,552
athenahealth, Inc. (a)	3,183	428,877
Castlight Health, Inc. Class B (a)	6,591	19,575
Cerner Corp. (a)	24,769	1,360,066
Computer Programs & Systems, Inc.	790	20,730
Evolent Health, Inc. (a)	4,519	79,896
HealthStream, Inc.	2,466	62,045
HMS Holdings Corp. (a)	6,623	198,624
Inovalon Holdings, Inc. Class A (a)	4,948	70,707
Medidata Solutions, Inc. (a)	4,763	337,982
Nextgen Healthcare, Inc. (a)	3,926	69,412
Omnicell, Inc. (a)	3,128	203,727
Tabula Rasa HealthCare, Inc. (a)	1,018	61,365
Teladoc Health, Inc. (a)(b)	3,962	254,360
Veeva Systems, Inc. Class A (a)	8,971	978,377
Vocera Communications, Inc. (a)	2,224	90,784
		4,406,079
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. (a)(b)	2,275	41,428
Agilent Technologies, Inc.	25,392	1,931,062
Bio-Rad Laboratories, Inc. Class A (a)	1,624	405,789
Bio-Techne Corp.	2,931	511,342
Bruker Corp.	7,703	270,067
Cambrex Corp. (a)	2,489	108,645
Charles River Laboratories International, Inc. (a)	3,740	460,731
Codexis, Inc. (a)	2,934	55,218
Enzo Biochem, Inc. (a)	2,836	10,663
Fluidigm Corp. (a)	1,771	15,319
Illumina, Inc. (a)	11,503	3,218,424
IQVIA Holdings, Inc. (a)	11,544	1,489,291
Luminex Corp.	3,319	92,567
Medpace Holdings, Inc. (a)	1,023	65,881
Mettler-Toledo International, Inc. (a)	2,021	1,289,721
Nanostring Technologies, Inc. (a)	1,620	36,029
NeoGenomics, Inc. (a)	4,490	74,624
Pacific Biosciences of California, Inc. (a)	7,207	49,872
PerkinElmer, Inc.	8,761	792,871
PRA Health Sciences, Inc. (a)	3,990	422,820
Syneos Health, Inc. (a)	4,462	227,740
Thermo Fisher Scientific, Inc.	31,675	7,781,597
Waters Corp. (a)	6,273	1,450,443
		20,802,144
Pharmaceuticals - 4.3%
Aclaris Therapeutics, Inc. (a)	1,020	7,109
Adamis Pharmaceuticals Corp. (a)(b)	3,327	10,214
Aerie Pharmaceuticals, Inc. (a)	2,806	131,938
Akcea Therapeutics, Inc. (a)(b)	1,235	32,826
Akorn, Inc. (a)	7,762	29,185
Allergan PLC	26,261	3,781,059
Amneal Pharmaceuticals, Inc. (a)(b)	5,771	70,868
Amphastar Pharmaceuticals, Inc. (a)	3,037	69,122
ANI Pharmaceuticals, Inc. (a)	793	42,616
Aratana Therapeutics, Inc. (a)	2,496	11,057
Assembly Biosciences, Inc. (a)	1,448	32,985
Assertio Therapeutics, Inc. (a)	5,743	25,614
Biodelivery Sciences International, Inc. (a)	4,781	22,088
Bristol-Myers Squibb Co.	129,250	6,381,073
Catalent, Inc. (a)	10,584	390,867
Clementia Pharmaceuticals, Inc. (a)	801	10,886
Collegium Pharmaceutical, Inc. (a)	1,475	23,615
Corcept Therapeutics, Inc. (a)	7,459	83,392
CymaBay Therapeutics, Inc. (a)	3,651	31,764
Dermira, Inc. (a)	2,446	16,144
Eli Lilly & Co.	76,498	9,169,050
Endo International PLC (a)	15,908	155,103
Evolus, Inc. (a)	500	8,175
Horizon Pharma PLC (a)	12,959	278,489
Innoviva, Inc. (a)	5,928	101,369
Intersect ENT, Inc. (a)	2,195	65,126
Intra-Cellular Therapies, Inc. (a)	3,676	44,259
Jazz Pharmaceuticals PLC (a)	4,752	598,229
Johnson & Johnson	212,040	28,218,283
Kala Pharmaceuticals, Inc. (a)	101	559
Lannett Co., Inc. (a)(b)	2,230	16,636
Mallinckrodt PLC (a)	7,210	157,611
Melinta Therapeutics, Inc. (a)	2,632	2,222
Merck & Co., Inc.	215,975	16,075,019
Mylan NV (a)	42,320	1,267,484
MyoKardia, Inc. (a)	1,628	67,367
Nektar Therapeutics (a)	12,447	527,006
Neos Therapeutics, Inc. (a)	2,362	5,055
Ocular Therapeutix, Inc. (a)	4,110	15,536
Omeros Corp. (a)(b)	3,521	48,026
Otonomy, Inc. (a)	4,175	8,475
Pacira Pharmaceuticals, Inc. (a)	3,002	122,121
Paratek Pharmaceuticals, Inc. (a)(b)	2,578	17,389
Perrigo Co. PLC	10,170	472,397
Pfizer, Inc.	470,581	19,976,163
Phibro Animal Health Corp. Class A	1,305	40,742
Prestige Brands Holdings, Inc. (a)	4,298	120,000
Reata Pharmaceuticals, Inc. (a)	911	72,670
Revance Therapeutics, Inc. (a)	2,499	43,158
Rhythm Pharmaceuticals, Inc. (a)	494	13,140
Supernus Pharmaceuticals, Inc. (a)	4,085	155,761
Teligent, Inc. (a)(b)	3,939	6,696
Tetraphase Pharmaceuticals, Inc. (a)	5,965	7,337
The Medicines Company (a)(b)	4,703	108,686
TherapeuticsMD, Inc. (a)(b)	14,421	75,710
Theravance Biopharma, Inc. (a)	3,329	86,720
WAVE Life Sciences (a)	1,148	42,763
Zoetis, Inc. Class A	38,465	3,314,144
Zogenix, Inc. (a)	2,567	112,306
Zynerba Pharmaceuticals, Inc. (a)	184	964
		92,822,368

TOTAL HEALTH CARE		311,223,362

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.5%
AAR Corp.	2,465	92,881
Aerojet Rocketdyne Holdings, Inc. (a)	5,961	235,281
AeroVironment, Inc. (a)	1,694	131,556
Arconic, Inc.	33,302	626,744
Astronics Corp. (a)	2,063	63,272
Axon Enterprise, Inc. (a)	4,195	213,987
BWX Technologies, Inc.	7,672	356,134
Cubic Corp.	1,829	117,550
Curtiss-Wright Corp.	3,374	383,016
Ducommun, Inc. (a)	902	35,512
Esterline Technologies Corp. (a)	2,043	248,633
General Dynamics Corp.	21,935	3,754,614
Harris Corp.	9,427	1,444,028
HEICO Corp.	3,905	329,973
HEICO Corp. Class A	4,825	337,895
Hexcel Corp.	7,075	479,048
Huntington Ingalls Industries, Inc.	3,615	746,317
KEYW Holding Corp. (a)	3,030	21,755
Kratos Defense & Security Solutions, Inc. (a)	6,478	100,344
L3 Technologies, Inc.	6,166	1,213,962
Lockheed Martin Corp.	19,699	5,706,603
Mercury Systems, Inc. (a)	3,811	223,439
Moog, Inc. Class A	2,473	221,259
National Presto Industries, Inc.	450	53,829
Northrop Grumman Corp.	13,747	3,787,986
Raytheon Co.	22,845	3,763,942
Sparton Corp. (a)	794	14,602
Spirit AeroSystems Holdings, Inc. Class A	9,180	765,612
Teledyne Technologies, Inc. (a)	2,805	628,937
Textron, Inc.	20,665	1,099,998
The Boeing Co.	44,194	17,042,090
TransDigm Group, Inc. (a)	3,824	1,495,184
Triumph Group, Inc.	3,807	67,955
United Technologies Corp.	58,655	6,925,396
Vectrus, Inc. (a)	799	20,127
Wesco Aircraft Holdings, Inc. (a)	5,066	44,277
		52,793,738
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	3,427	81,391
Atlas Air Worldwide Holdings, Inc. (a)	1,949	103,726
C.H. Robinson Worldwide, Inc.	10,907	946,400
Echo Global Logistics, Inc. (a)	1,908	45,334
Expeditors International of Washington, Inc.	14,093	976,645
FedEx Corp.	19,491	3,461,017
Forward Air Corp.	2,369	138,658
Hub Group, Inc. Class A (a)	2,563	114,079
United Parcel Service, Inc. Class B	54,278	5,720,901
XPO Logistics, Inc. (a)	7,768	472,139
		12,060,290
Airlines - 0.5%
Alaska Air Group, Inc.	9,638	616,350
Allegiant Travel Co.	948	123,240
American Airlines Group, Inc.	33,601	1,201,908
Delta Air Lines, Inc.	51,938	2,567,295
Hawaiian Holdings, Inc.	4,126	132,115
JetBlue Airways Corp. (a)	25,821	464,520
SkyWest, Inc.	4,105	209,150
Southwest Airlines Co.	43,128	2,447,945
Spirit Airlines, Inc. (a)	5,437	319,804
United Continental Holdings, Inc. (a)	19,896	1,736,324
		9,818,651
Building Products - 0.4%
A.O. Smith Corp.	11,545	552,544
AAON, Inc.	3,064	113,184
Advanced Drain Systems, Inc. Del	3,333	84,992
Allegion PLC	7,516	645,324
American Woodmark Corp. (a)	1,023	71,559
Apogee Enterprises, Inc.	2,408	82,041
Armstrong World Industries, Inc.	4,290	291,892
Builders FirstSource, Inc. (a)	8,944	118,240
Continental Building Products, Inc. (a)	3,400	89,556
COVIA Corp. (a)(b)	2,428	11,363
CSW Industrials, Inc. (a)	1,416	73,136
Fortune Brands Home & Security, Inc.	12,296	557,009
GCP Applied Technologies, Inc. (a)	5,280	133,056
Gibraltar Industries, Inc. (a)	2,412	85,988
GMS, Inc. (a)	2,626	49,710
Griffon Corp.	2,924	46,521
Insteel Industries, Inc.	1,229	27,149
Jeld-Wen Holding, Inc. (a)	5,107	91,109
Johnson Controls International PLC	72,854	2,460,280
Lennox International, Inc.	2,993	686,235
Masco Corp.	24,573	796,411
Masonite International Corp. (a)	2,321	132,761
NCI Building Systems, Inc. (a)	3,847	31,392
Owens Corning	8,882	465,328
Patrick Industries, Inc. (a)	1,951	77,845
PGT, Inc. (a)	3,935	65,478
Quanex Building Products Corp.	2,351	36,793
Resideo Technologies, Inc. (a)	10,000	219,300
Simpson Manufacturing Co. Ltd.	3,098	190,155
Trex Co., Inc. (a)	4,741	330,732
Universal Forest Products, Inc.	4,792	147,689
USG Corp.	6,971	300,799
		9,065,571
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	4,195	143,427
ACCO Brands Corp.	8,324	73,501
ADS Waste Holdings, Inc. (a)	3,605	90,846
Brady Corp. Class A	3,820	170,792
Casella Waste Systems, Inc. Class A (a)	3,144	94,697
CECO Environmental Corp. (a)	2,932	20,172
Cintas Corp.	6,825	1,279,756
Clean Harbors, Inc. (a)	4,100	242,761
Copart, Inc. (a)	15,917	805,878
Covanta Holding Corp.	9,891	159,245
Deluxe Corp.	3,833	180,036
Ennis, Inc.	1,820	36,109
Essendant, Inc.	2,972	38,042
Evoqua Water Technologies Corp. (a)	2,438	26,355
Healthcare Services Group, Inc.	5,792	252,647
Heritage-Crystal Clean, Inc. (a)	1,029	26,342
Herman Miller, Inc.	4,656	159,375
HNI Corp.	3,241	125,978
Hudson Technologies, Inc. (a)(b)	4,214	4,930
Interface, Inc.	5,201	85,348
KAR Auction Services, Inc.	10,666	554,739
Kimball International, Inc. Class B	2,781	39,296
Knoll, Inc.	4,401	88,724
LSC Communications, Inc.	2,942	23,330
Matthews International Corp. Class A	2,499	111,181
McGrath RentCorp.	1,827	92,081
Mobile Mini, Inc.	3,380	127,730
Msa Safety, Inc.	2,589	259,366
Multi-Color Corp.	1,115	51,903
PICO Holdings, Inc. (a)	2,683	26,052
Pitney Bowes, Inc.	14,304	103,132
Quad/Graphics, Inc.	2,496	33,721
R.R. Donnelley & Sons Co.	5,158	26,306
Republic Services, Inc.	17,894	1,372,649
Rollins, Inc.	11,305	420,998
SP Plus Corp. (a)	1,970	65,207
Steelcase, Inc. Class A	6,238	102,927
Stericycle, Inc. (a)	6,758	297,893
Team, Inc. (a)	1,940	27,820
Tetra Tech, Inc.	4,470	246,699
The Brink's Co.	3,972	294,127
U.S. Ecology, Inc.	1,744	111,040
UniFirst Corp.	1,172	162,240
Viad Corp.	1,432	75,466
VSE Corp.	809	26,398
Waste Management, Inc.	31,568	3,020,111
		11,777,373
Construction & Engineering - 0.2%
AECOM (a)	12,378	378,891
Aegion Corp. (a)	2,723	49,422
Arcosa, Inc.	3,739	110,039
Argan, Inc.	934	39,433
Comfort Systems U.S.A., Inc.	2,922	140,168
Construction Partners, Inc. Class A	700	8,358
Dycom Industries, Inc. (a)	2,338	135,721
EMCOR Group, Inc.	4,695	306,255
Fluor Corp.	11,106	406,146
Goldfield Corp.	2,276	6,213
Granite Construction, Inc.	3,161	136,618
Great Lakes Dredge & Dock Corp. (a)	4,524	31,985
Jacobs Engineering Group, Inc.	9,514	616,507
KBR, Inc.	11,485	197,542
Keane Group, Inc. (a)	3,749	37,790
MasTec, Inc. (a)	5,263	233,572
MYR Group, Inc. (a)	1,450	44,182
NV5 Holdings, Inc. (a)	551	38,994
Primoris Services Corp.	3,008	60,010
Quanta Services, Inc.	12,117	428,215
Sterling Construction Co., Inc. (a)	2,484	32,888
Tutor Perini Corp. (a)	3,237	55,709
Valmont Industries, Inc.	1,798	231,942
		3,726,600
Electrical Equipment - 0.6%
Acuity Brands, Inc.	3,356	405,774
AMETEK, Inc.	18,130	1,321,677
AZZ, Inc.	2,144	95,944
Babcock & Wilcox Enterprises, Inc. (a)	124	73
Eaton Corp. PLC	34,730	2,648,163
Emerson Electric Co.	50,746	3,322,341
Encore Wire Corp.	1,474	79,449
Energous Corp. (a)(b)	2,003	14,942
EnerSys	3,328	283,745
Fortive Corp.	24,083	1,805,984
FuelCell Energy, Inc. (a)(b)	1,242	637
Generac Holdings, Inc. (a)	4,889	258,775
Hubbell, Inc. Class B	4,363	477,007
Plug Power, Inc. (a)(b)	12,226	16,750
Powell Industries, Inc.	660	18,421
Regal Beloit Corp.	3,394	260,523
Rockwell Automation, Inc.	10,186	1,726,731
Sensata Technologies, Inc. PLC (a)	13,563	644,243
Sunrun, Inc. (a)	5,231	69,572
Thermon Group Holdings, Inc. (a)	2,804	64,660
TPI Composites, Inc. (a)	1,293	39,139
Vivint Solar, Inc. (a)	1,431	6,282
		13,560,832
Industrial Conglomerates - 1.3%
3M Co.	47,112	9,436,534
Carlisle Companies, Inc.	4,906	528,523
General Electric Co.	684,529	6,954,815
Honeywell International, Inc.	60,130	8,636,472
ITT, Inc.	6,800	357,408
Raven Industries, Inc.	2,737	101,242
Roper Technologies, Inc.	8,058	2,282,509
		28,297,503
Machinery - 1.8%
Actuant Corp. Class A	4,565	104,493
AGCO Corp.	5,063	325,045
Alamo Group, Inc.	809	69,679
Albany International Corp. Class A	2,154	147,894
Allison Transmission Holdings, Inc.	10,546	513,274
Altra Industrial Motion Corp.	2,360	72,240
Apergy Corp. (a)	6,139	206,393
Astec Industries, Inc.	1,497	55,419
Barnes Group, Inc.	3,702	218,714
Briggs & Stratton Corp.	2,743	35,330
Cactus, Inc. (a)	2,244	73,648
Caterpillar, Inc.	46,991	6,257,322
Chart Industries, Inc. (a)	2,375	177,413
CIRCOR International, Inc. (a)	1,574	43,521
Colfax Corp. (a)	7,867	194,708
Columbus McKinnon Corp. (NY Shares)	1,761	63,748
Commercial Vehicle Group, Inc. (a)	2,190	16,359
Crane Co.	4,079	337,578
Cummins, Inc.	12,315	1,811,660
Deere & Co.	25,276	4,145,264
Donaldson Co., Inc.	10,109	477,954
Douglas Dynamics, Inc.	1,930	68,322
Dover Corp.	12,331	1,083,032
Energy Recovery, Inc. (a)(b)	3,032	23,043
EnPro Industries, Inc.	1,676	110,700
ESCO Technologies, Inc.	1,940	126,313
ExOne Co. (a)	1,141	10,269
Federal Signal Corp.	4,708	103,482
Flowserve Corp.	10,317	454,361
Franklin Electric Co., Inc.	3,008	143,722
FreightCar America, Inc. (a)	990	7,049
Gardner Denver Holdings, Inc. (a)	5,595	138,029
Global Brass & Copper Holdings, Inc.	1,572	47,537
Gorman-Rupp Co.	1,618	55,902
Graco, Inc.	13,102	567,710
Greenbrier Companies, Inc.	2,400	101,784
Harsco Corp. (a)	6,044	128,737
Hillenbrand, Inc.	4,862	206,149
Hyster-Yale Materials Handling Class A	848	59,012
IDEX Corp.	6,004	827,711
Illinois Tool Works, Inc.	24,376	3,347,069
Ingersoll-Rand PLC	19,699	1,970,688
John Bean Technologies Corp.	2,386	189,544
Kadant, Inc.	803	68,496
Kennametal, Inc.	6,474	243,293
Lincoln Electric Holdings, Inc.	4,912	424,593
Lindsay Corp.	866	74,372
Lydall, Inc. (a)	1,476	39,144
Manitowoc Co., Inc. (a)	3,144	47,852
Meritor, Inc. (a)	7,120	147,242
Middleby Corp. (a)(b)	4,364	513,294
Milacron Holdings Corp. (a)	3,614	50,090
Mueller Industries, Inc.	4,463	115,636
Mueller Water Products, Inc. Class A	12,980	128,242
Navistar International Corp. New (a)	4,936	162,098
NN, Inc.	1,341	12,243
Nordson Corp.	4,022	521,412
Oshkosh Corp.	5,903	443,020
PACCAR, Inc.	27,699	1,814,838
Parker Hannifin Corp.	10,564	1,741,053
Pentair PLC	12,977	534,523
ProPetro Holding Corp. (a)	4,581	74,854
Proto Labs, Inc. (a)	1,930	239,610
RBC Bearings, Inc. (a)	1,916	267,129
Rexnord Corp. (a)	8,303	217,123
Snap-On, Inc.	4,535	752,765
Spartan Motors, Inc.	2,954	24,873
SPX Corp. (a)	3,808	113,288
SPX Flow, Inc. (a)	3,333	109,222
Standex International Corp.	1,021	76,146
Stanley Black & Decker, Inc.	12,096	1,529,418
Sun Hydraulics Corp.	2,128	75,374
Tennant Co.	1,511	88,741
Terex Corp.	6,526	200,413
Timken Co.	5,160	219,764
Titan International, Inc.	4,843	27,218
Toro Co.	8,425	501,288
TriMas Corp. (a)	3,765	109,147
Trinity Industries, Inc.	12,077	282,360
Wabash National Corp.	4,989	69,547
WABCO Holdings, Inc. (a)	4,006	457,605
Wabtec Corp. (b)	6,797	470,081
Watts Water Technologies, Inc. Class A	2,247	168,233
Woodward, Inc.	4,372	397,196
Xylem, Inc.	14,100	1,004,766
		39,675,423
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	2,910	11,960
Kirby Corp. (a)	4,272	320,016
Matson, Inc.	3,300	110,583
		442,559
Professional Services - 0.5%
Acacia Research Corp. (a)	5,259	15,987
Asgn, Inc. (a)	3,817	240,433
Barrett Business Services, Inc.	644	40,347
CBIZ, Inc. (a)	3,911	76,656
CoStar Group, Inc. (a)	2,870	1,121,424
CRA International, Inc.	759	31,681
Dun & Bradstreet Corp.	2,883	417,285
Equifax, Inc.	9,490	1,015,620
Exponent, Inc.	4,008	200,240
Forrester Research, Inc.	665	29,865
FTI Consulting, Inc. (a)	2,990	204,277
Heidrick & Struggles International, Inc.	1,479	48,881
Huron Consulting Group, Inc. (a)	1,718	83,065
ICF International, Inc.	1,503	99,078
IHS Markit Ltd. (a)	28,777	1,494,102
InnerWorkings, Inc. (a)	4,096	18,801
Insperity, Inc.	2,911	310,545
Kelly Services, Inc. Class A (non-vtg.)	2,485	55,664
Kforce, Inc.	1,849	60,666
Korn Ferry	4,244	193,526
Manpower, Inc.	5,153	407,242
MISTRAS Group, Inc. (a)	1,141	16,784
Navigant Consulting, Inc.	3,856	99,948
Nielsen Holdings PLC	26,246	673,997
Resources Connection, Inc.	2,194	36,662
Robert Half International, Inc.	9,907	638,308
TransUnion Holding Co., Inc.	11,805	717,980
TriNet Group, Inc. (a)	3,094	141,272
TrueBlue, Inc. (a)	3,777	92,121
Verisk Analytics, Inc. (a)	12,324	1,446,961
WageWorks, Inc. (a)	3,191	100,676
Willdan Group, Inc. (a)	549	18,474
		10,148,568
Road & Rail - 1.1%
AMERCO	531	192,572
ArcBest Corp.	2,107	79,265
Avis Budget Group, Inc. (a)	5,456	145,348
Covenant Transport Group, Inc. Class A (a)	1,130	26,645
CSX Corp.	70,623	4,639,931
Daseke, Inc. (a)	3,898	16,255
Genesee & Wyoming, Inc. Class A (a)	4,834	379,566
Heartland Express, Inc.	4,043	80,900
J.B. Hunt Transport Services, Inc.	6,781	725,838
Kansas City Southern	8,107	857,315
Knight-Swift Transportation Holdings, Inc. Class A	10,091	320,389
Landstar System, Inc.	3,253	330,440
Marten Transport Ltd.	2,571	49,749
Norfolk Southern Corp.	22,611	3,792,769
Old Dominion Freight Lines, Inc.	5,402	734,294
Ryder System, Inc.	4,266	247,044
Saia, Inc. (a)	1,986	119,100
Schneider National, Inc. Class B	2,154	45,751
Union Pacific Corp.	62,144	9,885,246
Werner Enterprises, Inc.	3,428	112,850
YRC Worldwide, Inc. (a)	3,002	18,732
		22,799,999
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	7,260	275,444
Aircastle Ltd.	3,859	80,422
Applied Industrial Technologies, Inc.	3,134	184,937
Beacon Roofing Supply, Inc. (a)	5,307	192,803
BMC Stock Holdings, Inc. (a)	4,139	71,025
CAI International, Inc. (a)	1,023	25,391
DXP Enterprises, Inc. (a)	1,320	43,441
Fastenal Co.	22,773	1,376,856
GATX Corp.	3,105	234,986
H&E Equipment Services, Inc.	2,520	67,460
HD Supply Holdings, Inc. (a)	14,756	618,867
Herc Holdings, Inc. (a)	2,354	87,216
Kaman Corp.	2,147	126,931
MRC Global, Inc. (a)	7,687	120,071
MSC Industrial Direct Co., Inc. Class A	3,401	283,949
Nexeo Solutions, Inc. (a)	3,954	37,168
Now, Inc. (a)	7,973	107,875
Rush Enterprises, Inc. Class A	2,481	94,898
SiteOne Landscape Supply, Inc. (a)	3,078	164,057
Systemax, Inc.	1,146	26,748
Textainer Group Holdings Ltd. (a)	2,087	27,173
Titan Machinery, Inc. (a)	1,700	31,858
Triton International Ltd.	3,734	134,237
United Rentals, Inc. (a)	6,691	838,115
Univar, Inc. (a)	8,913	185,658
Veritiv Corp. (a)	910	31,077
W.W. Grainger, Inc.	4,108	1,213,462
Watsco, Inc.	2,367	349,085
WESCO International, Inc. (a)	3,613	189,321
		7,220,531
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	6,236	269,208

TOTAL INDUSTRIALS		221,656,846

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 1.2%
ADTRAN, Inc.	3,999	58,305
Aerohive Networks, Inc. (a)	3,687	14,084
Applied Optoelectronics, Inc. (a)	1,198	20,821
Arista Networks, Inc. (a)	3,660	786,095
Arris International PLC (a)	13,845	434,595
CalAmp Corp. (a)	3,365	48,490
Calix Networks, Inc. (a)	3,577	38,918
Ciena Corp. (a)	11,118	423,485
Cisco Systems, Inc.	390,397	18,461,874
CommScope Holding Co., Inc. (a)	15,077	315,260
Comtech Telecommunications Corp.	2,043	51,014
EchoStar Holding Corp. Class A(a)	3,691	151,257
EMCORE Corp. (a)	2,339	10,268
Extreme Networks, Inc. (a)	8,528	64,472
F5 Networks, Inc. (a)	4,978	801,209
Finisar Corp. (a)	9,010	205,248
Harmonic, Inc. (a)	7,667	40,558
Infinera Corp. (a)	11,917	52,435
InterDigital, Inc.	2,795	203,504
Juniper Networks, Inc.	29,251	758,771
Lumentum Holdings, Inc. (a)	4,748	232,225
Motorola Solutions, Inc.	12,873	1,504,982
NETGEAR, Inc. (a)	2,233	88,449
NetScout Systems, Inc. (a)	6,601	171,164
Plantronics, Inc.	2,530	98,139
Quantenna Communications, Inc. (a)	1,411	21,080
Sonus Networks, Inc. (a)	3,621	20,205
Ubiquiti Networks, Inc.	1,708	184,823
ViaSat, Inc. (a)(b)	4,245	266,119
Viavi Solutions, Inc. (a)	18,186	202,228
		25,730,077
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A	24,095	2,118,432
Anixter International, Inc. (a)	2,225	135,080
Arlo Technologies, Inc.	4,421	31,787
Arrow Electronics, Inc. (a)	7,000	531,650
Avnet, Inc.	9,334	384,561
AVX Corp.	3,115	55,291
Badger Meter, Inc.	2,137	112,812
Belden, Inc.	3,322	178,092
Benchmark Electronics, Inc.	3,781	96,113
Cardtronics PLC (a)	3,356	90,847
Casa Systems, Inc. (a)	6,112	71,144
CDW Corp.	12,137	1,010,648
Cognex Corp.	13,730	624,715
Coherent, Inc. (a)	1,965	232,263
Control4 Corp. (a)	1,258	24,996
Corning, Inc.	68,493	2,278,077
CTS Corp.	2,923	82,926
Daktronics, Inc.	2,500	18,825
Dell Technologies, Inc. (a)	28,922	1,405,320
Dolby Laboratories, Inc. Class A	4,560	294,713
Electro Scientific Industries, Inc. (a)	2,533	75,990
ePlus, Inc. (a)	1,155	91,499
Fabrinet	3,024	171,884
FARO Technologies, Inc. (a)	1,326	56,382
Fitbit, Inc. (a)	13,974	86,220
FLIR Systems, Inc.	10,834	529,566
II-VI, Inc. (a)	4,356	165,354
Insight Enterprises, Inc. (a)	2,864	131,515
IPG Photonics Corp. (a)(b)	2,932	389,956
Iteris, Inc. (a)	4,168	16,047
Itron, Inc. (a)	2,915	159,246
Jabil, Inc.	14,181	377,924
KEMET Corp.	3,678	65,174
Keysight Technologies, Inc. (a)	14,701	1,088,168
Knowles Corp. (a)	6,863	107,063
Littelfuse, Inc.	1,986	348,980
Maxwell Technologies, Inc. (a)	3,121	9,301
Mesa Laboratories, Inc.	268	60,710
Methode Electronics, Inc. Class A	3,039	78,254
MicroVision, Inc. (a)(b)	7,515	6,613
MTS Systems Corp.	1,283	64,227
National Instruments Corp.	8,377	370,431
Novanta, Inc. (a)	2,527	176,081
OSI Systems, Inc. (a)	1,478	132,562
Park Electrochemical Corp.	1,384	31,528
PC Mall, Inc. (a)	936	19,984
Plexus Corp. (a)	3,023	169,651
Rogers Corp. (a)	1,369	173,740
Sanmina Corp. (a)	5,727	178,797
ScanSource, Inc. (a)	2,326	89,109
SYNNEX Corp.	2,315	223,999
TE Connectivity Ltd.	27,740	2,245,553
Tech Data Corp. (a)	2,720	260,114
Trimble, Inc. (a)	20,008	753,501
TTM Technologies, Inc. (a)	7,567	86,869
Vishay Intertechnology, Inc.	9,984	194,688
Zebra Technologies Corp. Class A (a)	4,164	722,870
		19,687,842
Internet Software & Services - 0.0%
Yatra Online, Inc. (a)	1,519	7,747
IT Services - 4.6%
Accenture PLC Class A	48,791	7,491,858
Akamai Technologies, Inc. (a)	13,242	862,054
Alliance Data Systems Corp.	3,770	669,514
Amdocs Ltd.	11,548	645,302
Automatic Data Processing, Inc.	35,061	4,902,930
Booz Allen Hamilton Holding Corp. Class A	11,409	560,524
Broadridge Financial Solutions, Inc.	9,117	919,267
CACI International, Inc. Class A (a)	1,891	316,137
Carbonite, Inc. (a)	1,992	57,051
Cass Information Systems, Inc.	850	41,727
Cognizant Technology Solutions Corp. Class A	46,597	3,246,879
Conduent, Inc. (a)	15,676	199,869
CoreLogic, Inc. (a)	6,529	237,003
CSG Systems International, Inc.	2,431	87,978
DXC Technology Co.	22,530	1,444,624
Endurance International Group Holdings, Inc. (a)	5,210	42,201
EPAM Systems, Inc. (a)	3,903	552,196
Euronet Worldwide, Inc. (a)	4,120	473,841
Everi Holdings, Inc. (a)	6,681	44,429
EVERTEC, Inc.	4,519	125,041
ExlService Holdings, Inc. (a)	2,479	142,543
Fidelity National Information Services, Inc.	26,433	2,763,041
First Data Corp. Class A (a)	34,938	861,222
Fiserv, Inc. (a)	32,935	2,731,300
FleetCor Technologies, Inc. (a)	7,082	1,429,218
Gartner, Inc. (a)	7,176	975,147
Genpact Ltd.	11,627	346,833
Global Payments, Inc.	12,662	1,421,689
GoDaddy, Inc. (a)	8,052	552,609
GTT Communications, Inc. (a)(b)	2,617	66,995
Hackett Group, Inc.	2,069	37,221
IBM Corp.	67,958	9,134,914
Internap Network Services Corp. (a)	1,445	7,817
Jack Henry & Associates, Inc.	6,047	807,577
Leidos Holdings, Inc.	11,039	640,262
Limelight Networks, Inc. (a)	7,696	24,012
Liveramp Holdings, Inc. (a)	6,374	276,887
ManTech International Corp. Class A	2,070	116,686
MasterCard, Inc. Class A	73,330	15,482,163
Maximus, Inc.	5,129	359,697
MoneyGram International, Inc. (a)	554	1,180
MongoDB, Inc. Class A (a)(b)	698	64,467
NIC, Inc.	4,953	81,229
Okta, Inc. (a)	3,166	260,973
Paychex, Inc.	25,205	1,784,514
PayPal Holdings, Inc. (a)	89,205	7,917,836
Perficient, Inc. (a)	3,182	81,173
Perspecta, Inc.	11,230	225,162
Presidio, Inc.	2,470	39,347
Sabre Corp.	16,527	379,790
Science Applications International Corp.	3,696	248,149
Square, Inc. (a)	21,250	1,516,188
Switch, Inc. Class A	3,213	26,796
Sykes Enterprises, Inc. (a)	3,238	89,272
The Western Union Co.	36,487	665,888
Total System Services, Inc.	13,093	1,173,264
Travelport Worldwide Ltd.	9,781	153,170
Ttec Holdings, Inc.	1,075	35,937
Twilio, Inc. Class A (a)(b)	5,451	606,805
Unisys Corp. (a)(b)	4,356	56,976
VeriSign, Inc. (a)	6,683	1,131,231
Virtusa Corp. (a)	2,205	106,987
Visa, Inc. Class A	143,168	19,329,112
WEX, Inc. (a)	3,219	519,321
Worldpay, Inc. (a)	23,424	1,955,436
		99,548,461
Semiconductors & Semiconductor Equipment - 3.5%
Acacia Communications, Inc. (a)	1,551	67,484
Advanced Energy Industries, Inc. (a)	3,084	158,178
Advanced Micro Devices, Inc. (a)(b)	64,767	1,580,962
Alpha & Omega Semiconductor Ltd. (a)	1,309	15,590
Amkor Technology, Inc. (a)	9,843	78,744
Analog Devices, Inc.	29,070	2,873,860
Applied Materials, Inc.	84,014	3,283,267
Axcelis Technologies, Inc. (a)	2,928	60,990
AXT, Inc. (a)	3,490	14,344
Broadcom, Inc.	32,096	8,609,752
Brooks Automation, Inc.	5,555	172,927
Cabot Microelectronics Corp.	2,026	206,429
Ceva, Inc. (a)	1,777	50,538
Cirrus Logic, Inc. (a)	5,086	188,945
Cohu, Inc.	1,886	33,080
Cree, Inc. (a)	7,629	384,730
CyberOptics Corp. (a)	519	10,946
Cypress Semiconductor Corp.	26,609	369,067
Diodes, Inc. (a)	3,195	107,448
Entegris, Inc.	11,249	371,779
First Solar, Inc. (a)	6,408	324,181
FormFactor, Inc. (a)	5,645	84,788
Ichor Holdings Ltd. (a)(b)	1,527	31,410
Impinj, Inc. (a)	1,146	17,557
Inphi Corp. (a)	3,227	127,273
Integrated Device Technology, Inc. (a)	10,528	514,293
Intel Corp.	369,408	17,406,505
KLA-Tencor Corp.	12,396	1,321,042
Kopin Corp. (a)	4,985	6,879
Kulicke & Soffa Industries, Inc.	6,073	136,825
Lam Research Corp.	12,770	2,165,537
Lattice Semiconductor Corp. (a)	8,638	67,376
MACOM Technology Solutions Holdings, Inc. (a)	2,904	52,359
Marvell Technology Group Ltd.	33,530	621,311
Maxim Integrated Products, Inc. (b)	22,338	1,212,283
MaxLinear, Inc. Class A (a)	4,831	94,784
Microchip Technology, Inc. (b)	18,504	1,487,166
Micron Technology, Inc. (a)	91,095	3,481,651
MKS Instruments, Inc.	4,275	348,968
Monolithic Power Systems, Inc.	3,033	383,856
Nanometrics, Inc. (a)	2,106	64,423
NeoPhotonics Corp. (a)	1,538	11,104
NVE Corp.	327	31,160
NVIDIA Corp.	47,839	6,876,856
ON Semiconductor Corp. (a)	33,330	667,933
PDF Solutions, Inc. (a)	2,334	24,530
Photronics, Inc. (a)	5,890	62,964
Pixelworks, Inc. (a)	3,557	13,445
Power Integrations, Inc.	2,439	160,974
Qorvo, Inc. (a)	9,963	651,182
Qualcomm, Inc.	116,412	5,764,722
Rambus, Inc. (a)	9,444	85,185
Rudolph Technologies, Inc. (a)	2,680	58,210
Semtech Corp. (a)	5,212	253,095
Silicon Laboratories, Inc. (a)	3,391	259,412
Skyworks Solutions, Inc.	14,544	1,062,294
SMART Global Holdings, Inc. (a)(b)	550	13,646
SolarEdge Technologies, Inc. (a)	2,914	127,604
SunPower Corp. (a)(b)	3,715	21,584
Synaptics, Inc. (a)	2,668	106,186
Teradyne, Inc.	15,497	557,737
Texas Instruments, Inc.	77,826	7,835,522
Ultra Clean Holdings, Inc. (a)	2,668	31,642
Universal Display Corp. (b)	3,273	339,836
Veeco Instruments, Inc. (a)	3,120	30,607
Versum Materials, Inc.	8,712	320,340
Xilinx, Inc.	19,767	2,212,718
Xperi Corp.	3,814	81,734
		76,251,749
Software - 6.3%
2U, Inc. (a)	4,121	234,279
8x8, Inc. (a)	7,449	131,177
A10 Networks, Inc. (a)	4,723	32,069
ACI Worldwide, Inc. (a)	9,088	268,641
Adobe, Inc. (a)	38,928	9,647,137
Alarm.com Holdings, Inc. (a)	1,904	119,819
Altair Engineering, Inc. Class A (a)	1,678	54,334
Alteryx, Inc. Class A (a)(b)	1,782	126,789
ANSYS, Inc. (a)	6,728	1,105,747
AppFolio, Inc. (a)	879	55,649
Appian Corp. Class A (a)	1,028	33,091
Aspen Technology, Inc. (a)	5,690	549,825
Asure Software, Inc. (a)	198	1,051
Autodesk, Inc. (a)	17,278	2,543,322
Avaya Holdings Corp. (a)	7,891	133,437
Benefitfocus, Inc. (a)	1,770	99,032
Black Knight, Inc. (a)	8,730	429,429
Blackbaud, Inc.	3,720	266,352
BlackLine, Inc. (a)	2,245	106,817
Bottomline Technologies, Inc. (a)	2,904	149,992
Box, Inc. Class A (a)	9,155	191,523
Cadence Design Systems, Inc. (a)	22,316	1,071,837
Cardlytics, Inc. (a)	500	8,745
CDK Global, Inc.	10,400	508,664
Ceridian HCM Holding, Inc.	1,639	67,543
Cision Ltd. (a)	2,710	33,604
Citrix Systems, Inc.	11,371	1,165,982
Cloudera, Inc. (a)	8,442	113,967
CommVault Systems, Inc. (a)	3,472	229,395
Cornerstone OnDemand, Inc. (a)	3,956	226,837
Coupa Software, Inc. (a)	1,979	172,094
Digimarc Corp. (a)	1,019	19,860
Dropbox, Inc. Class A (a)	3,297	81,469
Ebix, Inc.	1,696	96,876
Ellie Mae, Inc. (a)(b)	2,644	200,415
Envestnet, Inc. (a)	3,287	178,320
Everbridge, Inc. (a)	1,415	87,532
Fair Isaac Corp. (a)	2,412	543,182
FireEye, Inc. (a)	14,045	248,316
Five9, Inc. (a)	4,197	214,593
Forescout Technologies, Inc. (a)	2,000	61,000
Fortinet, Inc. (a)	11,724	897,707
Guidewire Software, Inc. (a)	6,029	522,594
HubSpot, Inc. (a)	2,701	427,595
Instructure, Inc. (a)	1,606	63,485
Intuit, Inc.	19,147	4,132,306
j2 Global, Inc.	3,855	289,742
LivePerson, Inc. (a)	4,424	103,831
LogMeIn, Inc.	4,149	385,940
Manhattan Associates, Inc. (a)	5,492	267,845
Microsoft Corp.	608,910	63,588,471
MicroStrategy, Inc. Class A (a)	712	90,346
MINDBODY, Inc. (a)	2,200	80,212
Mitek Systems, Inc. (a)	2,054	22,656
MobileIron, Inc. (a)	5,012	24,308
Model N, Inc. (a)	2,041	29,615
Monotype Imaging Holdings, Inc.	3,573	59,312
New Relic, Inc. (a)	3,364	341,951
Nuance Communications, Inc. (a)	21,223	336,809
Nutanix, Inc. Class A (a)	4,579	234,582
Onespan, Inc. (a)	2,032	29,647
Oracle Corp.	240,473	12,078,959
Palo Alto Networks, Inc. (a)	7,262	1,560,023
Parametric Technology Corp. (a)	9,191	779,305
Paycom Software, Inc. (a)	3,838	568,945
Paylocity Holding Corp. (a)	2,148	152,572
Pegasystems, Inc.	2,810	158,175
Pivotal Software, Inc.	3,337	61,701
Pluralsight, Inc.	1,735	52,015
Progress Software Corp.	3,485	126,262
Proofpoint, Inc. (a)	3,566	363,268
PROS Holdings, Inc. (a)	2,087	72,210
Q2 Holdings, Inc. (a)	2,578	153,211
QAD, Inc. Class A	742	31,283
Qualys, Inc. (a)	2,609	225,757
Rapid7, Inc. (a)	1,755	70,516
RealPage, Inc. (a)	4,705	262,398
Red Hat, Inc. (a)	13,970	2,484,425
Red Violet, Inc. (a)	510	3,856
RingCentral, Inc. (a)	5,065	468,209
SailPoint Technologies Holding, Inc. (a)	1,819	51,932
Salesforce.com, Inc. (a)	54,201	8,236,926
ServiceNow, Inc. (a)	13,627	2,998,213
Smartsheet, Inc.	840	26,359
Splunk, Inc. (a)	11,068	1,381,729
SPS Commerce, Inc. (a)	1,268	112,421
SS&C Technologies Holdings, Inc.	13,577	699,080
Symantec Corp.	48,901	1,027,899
Synopsys, Inc. (a)	11,935	1,114,132
Tableau Software, Inc. (a)	4,987	637,538
Teradata Corp. (a)	9,701	430,530
The Rubicon Project, Inc. (a)	3,696	16,484
The Trade Desk, Inc. (a)	1,574	224,578
TiVo Corp.	9,163	101,984
Tyler Technologies, Inc. (a)	2,733	517,056
Ultimate Software Group, Inc. (a)	2,237	610,858
Upland Software, Inc. (a)	763	23,836
Varonis Systems, Inc. (a)	1,460	86,257
Verint Systems, Inc. (a)	5,141	248,670
VirnetX Holding Corp. (a)(b)	4,993	25,464
VMware, Inc. Class A	5,393	814,721
Workday, Inc. Class A (a)	10,566	1,918,046
Workiva, Inc. (a)	1,953	81,831
Zendesk, Inc. (a)	7,931	535,580
Zuora, Inc.	730	15,797
		135,149,708
Technology Hardware, Storage & Peripherals - 3.6%
3D Systems Corp. (a)	8,756	111,727
Apple, Inc.	405,243	67,448,615
Avid Technology, Inc. (a)	2,313	11,010
Cray, Inc. (a)	3,087	67,729
Diebold Nixdorf, Inc.	6,403	27,213
Eastman Kodak Co. (a)(b)	3,894	11,332
Electronics for Imaging, Inc. (a)	3,768	99,513
Hewlett Packard Enterprise Co.	125,741	1,960,302
HP, Inc.	131,648	2,900,205
Immersion Corp. (a)	1,963	18,629
NCR Corp. (a)	9,639	257,843
NetApp, Inc.	21,331	1,360,278
Pure Storage, Inc. Class A (a)	8,757	156,838
Seagate Technology LLC	22,901	1,014,056
U.S.A. Technologies, Inc. (a)	3,943	23,303
Western Digital Corp.	23,391	1,052,361
Xerox Corp.	16,575	467,581
		76,988,535

TOTAL INFORMATION TECHNOLOGY		433,364,119

MATERIALS - 2.8%
Chemicals - 1.9%
A. Schulman, Inc. rights (a)(d)	493	942
Advanced Emissions Solutions, Inc.	2,842	32,200
AdvanSix, Inc. (a)	2,279	72,108
Air Products & Chemicals, Inc.	17,239	2,833,919
Albemarle Corp. U.S.	8,626	696,377
American Vanguard Corp.	2,336	40,927
Ashland Global Holdings, Inc.	4,994	379,045
Axalta Coating Systems Ltd. (a)	17,534	449,221
Balchem Corp.	2,464	204,561
Cabot Corp.	4,655	218,273
Celanese Corp. Class A	10,647	1,019,557
CF Industries Holdings, Inc.	18,495	807,307
Chase Corp.	582	58,677
DowDuPont, Inc.	184,718	9,939,676
Eastman Chemical Co.	11,402	919,229
Ecolab, Inc.	20,545	3,249,603
Element Solutions, Inc. (a)	16,365	183,943
Ferro Corp. (a)	6,616	110,289
Flotek Industries, Inc. (a)	5,788	14,817
FMC Corp.	10,654	850,189
H.B. Fuller Co.	3,796	187,484
Hawkins, Inc.	737	30,578
Huntsman Corp.	16,792	368,920
Ingevity Corp. (a)	3,342	314,382
Innophos Holdings, Inc.	1,598	47,780
Innospec, Inc.	1,889	132,740
International Flavors & Fragrances, Inc.	6,257	887,117
Intrepid Potash, Inc. (a)	8,599	26,743
Koppers Holdings, Inc. (a)	1,827	41,637
Kraton Performance Polymers, Inc. (a)	2,614	73,715
Kronos Worldwide, Inc.	2,110	27,789
Linde PLC	22,606	3,685,004
LSB Industries, Inc. (a)	1,507	11,227
LyondellBasell Industries NV Class A	25,463	2,214,517
Minerals Technologies, Inc.	2,891	169,326
NewMarket Corp.	745	298,812
Olin Corp.	12,854	303,483
OMNOVA Solutions, Inc. (a)	3,299	29,394
PolyOne Corp.	6,106	197,651
PPG Industries, Inc.	20,034	2,112,385
PQ Group Holdings, Inc. (a)	2,419	36,406
Quaker Chemical Corp.	1,074	219,590
Rayonier Advanced Materials, Inc.	4,264	61,743
RPM International, Inc.	10,429	596,122
Sensient Technologies Corp.	3,433	215,524
Sherwin-Williams Co.	6,511	2,744,517
Stepan Co.	1,546	135,940
The Chemours Co. LLC	14,472	517,374
The Mosaic Co.	27,388	884,085
The Scotts Miracle-Gro Co. Class A	3,327	247,362
Trinseo SA	3,489	171,135
Tronox Ltd. Class A	7,112	62,301
Valvoline, Inc.	15,815	349,670
Venator Materials PLC (a)	2,162	10,053
W.R. Grace & Co.	5,387	382,531
Westlake Chemical Corp.	2,898	214,162
		40,090,059
Construction Materials - 0.1%
Eagle Materials, Inc.	3,949	280,379
Forterra, Inc. (a)(b)	2,133	10,942
Foundation Building Materials, Inc. (a)	1,181	10,794
Martin Marietta Materials, Inc.	4,935	871,916
nVent Electric PLC	12,824	320,856
Summit Materials, Inc. (a)	8,099	123,591
U.S. Concrete, Inc. (a)	1,311	46,672
United States Lime & Minerals, Inc.	196	13,526
Vulcan Materials Co.	10,461	1,063,361
		2,742,037
Containers & Packaging - 0.4%
Aptargroup, Inc.	4,942	489,851
Avery Dennison Corp.	7,013	732,508
Ball Corp.	27,674	1,446,797
Bemis Co., Inc.	7,098	346,666
Berry Global Group, Inc. (a)	10,408	512,594
Crown Holdings, Inc. (a)	10,670	544,170
Graphic Packaging Holding Co.	24,804	299,384
Greif, Inc. Class A	2,108	82,212
International Paper Co.	32,522	1,542,518
Myers Industries, Inc.	1,506	24,488
Owens-Illinois, Inc.	12,664	254,166
Packaging Corp. of America	7,484	705,891
Sealed Air Corp.	14,305	565,048
Silgan Holdings, Inc.	5,657	156,246
Sonoco Products Co.	7,859	452,521
WestRock Co.	19,967	812,857
		8,967,917
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)(b)	26,938	79,467
Alcoa Corp. (a)	13,473	399,879
Allegheny Technologies, Inc. (a)	9,783	267,956
Atkore International Group, Inc. (a)	1,545	35,829
Carpenter Technology Corp.	3,498	165,315
Century Aluminum Co. (a)	4,166	38,327
Cleveland-Cliffs, Inc.	23,564	252,370
Coeur d'Alene Mines Corp. (a)	13,205	68,006
Commercial Metals Co.	9,179	160,174
Compass Minerals International, Inc.	2,697	140,918
Freeport-McMoRan, Inc.	106,319	1,237,553
Gold Resource Corp.	3,817	17,138
Haynes International, Inc.	1,092	35,818
Hecla Mining Co.	30,222	81,599
Kaiser Aluminum Corp.	1,308	131,284
Materion Corp.	1,699	79,734
McEwen Mining, Inc. (b)	19,089	34,551
Newmont Mining Corp.	42,081	1,435,383
Nucor Corp.	25,177	1,541,839
Olympic Steel, Inc.	1,178	22,700
Reliance Steel & Aluminum Co.	5,738	469,827
Royal Gold, Inc.	5,102	445,762
Ryerson Holding Corp. (a)	1,359	9,554
Schnitzer Steel Industries, Inc. Class A	1,801	43,584
Steel Dynamics, Inc.	18,785	687,343
SunCoke Energy, Inc.	5,585	62,775
TimkenSteel Corp. (a)	2,498	31,800
United States Steel Corp.	13,794	310,917
Warrior Metropolitan Coal, Inc.	1,348	38,728
Worthington Industries, Inc.	3,585	135,262
		8,461,392
Paper & Forest Products - 0.0%
Boise Cascade Co.	3,224	88,563
Clearwater Paper Corp. (a)	1,379	46,500
Domtar Corp.	4,900	229,810
Louisiana-Pacific Corp.	11,205	273,178
Mercer International, Inc. (SBI)	3,890	57,455
Neenah, Inc.	1,278	89,038
P.H. Glatfelter Co.	3,567	45,586
Resolute Forest Products	6,650	51,870
Schweitzer-Mauduit International, Inc.	2,399	76,912
Verso Corp. (a)	2,607	64,315
		1,023,227

TOTAL MATERIALS		61,284,632

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Acadia Realty Trust (SBI)	6,555	188,325
Agree Realty Corp.	2,183	144,143
Alexander & Baldwin, Inc.	5,306	122,250
Alexanders, Inc.	310	103,249
Alexandria Real Estate Equities, Inc.	8,047	1,059,870
American Assets Trust, Inc.	3,148	135,175
American Campus Communities, Inc.	10,657	490,435
American Homes 4 Rent Class A	19,693	435,412
American Tower Corp.	33,860	5,852,362
Americold Realty Trust	3,538	103,734
Apartment Investment & Management Co. Class A	12,631	625,487
Apple Hospitality (REIT), Inc.	16,350	268,304
Armada Hoffler Properties, Inc.	3,095	46,487
Ashford Hospitality Trust, Inc.	7,023	34,764
AvalonBay Communities, Inc.	10,866	2,096,269
Bluerock Residential Growth (REIT), Inc.	2,998	31,119
Boston Properties, Inc.	12,161	1,603,671
Braemar Hotels & Resorts, Inc.	2,720	30,246
Brandywine Realty Trust (SBI)	14,789	222,574
Brixmor Property Group, Inc.	24,401	417,989
Camden Property Trust (SBI)	7,351	712,679
CareTrust (REIT), Inc.	5,559	122,187
CatchMark Timber Trust, Inc.	4,356	40,032
CBL & Associates Properties, Inc. (b)	11,471	28,563
Cedar Realty Trust, Inc.	6,420	22,406
Chatham Lodging Trust	4,413	89,187
Chesapeake Lodging Trust	4,321	123,062
City Office REIT, Inc.	2,797	32,333
Colony Capital, Inc.	43,380	263,317
Columbia Property Trust, Inc.	9,900	218,493
Community Healthcare Trust, Inc.	1,094	36,124
CorEnergy Infrastructure Trust, Inc. (b)	1,627	58,263
CorePoint Lodging, Inc.	3,132	38,336
CoreSite Realty Corp.	2,751	271,771
Corporate Office Properties Trust (SBI)	7,896	194,952
Corrections Corp. of America	8,965	178,135
Cousins Properties, Inc.	33,154	293,413
Crown Castle International Corp.	32,094	3,756,924
CubeSmart	14,034	434,352
CyrusOne, Inc.	7,150	387,530
DDR Corp.	11,798	154,200
DiamondRock Hospitality Co.	15,980	162,357
Digital Realty Trust, Inc.	16,185	1,753,483
Douglas Emmett, Inc.	12,636	478,020
Duke Realty Corp.	28,304	827,609
Easterly Government Properties, Inc.	2,365	42,475
EastGroup Properties, Inc.	2,681	277,376
Empire State Realty Trust, Inc.	10,108	156,270
EPR Properties	5,138	375,382
Equinix, Inc.	6,162	2,427,828
Equity Commonwealth	9,510	307,744
Equity Lifestyle Properties, Inc.	6,817	721,784
Equity Residential (SBI)	28,936	2,099,596
Essex Property Trust, Inc.	5,203	1,411,054
Extra Space Storage, Inc.	9,950	981,170
Farmland Partners, Inc.	2,554	14,328
Federal Realty Investment Trust (SBI)	5,620	745,043
First Industrial Realty Trust, Inc.	9,831	321,670
Four Corners Property Trust, Inc.	4,567	128,972
Franklin Street Properties Corp.	7,438	55,190
Front Yard Residential Corp. Class B	4,252	46,007
Gaming & Leisure Properties	15,392	577,200
Getty Realty Corp.	3,251	104,227
Gladstone Commercial Corp.	2,318	46,244
Global Medical REIT, Inc.	1,652	15,843
Global Net Lease, Inc.	5,322	103,194
Government Properties Income Trust	2,012	64,444
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,043	91,331
HCP, Inc.	37,062	1,168,935
Healthcare Realty Trust, Inc.	10,020	323,546
Healthcare Trust of America, Inc.	16,305	463,388
Hersha Hospitality Trust	3,379	62,613
Highwoods Properties, Inc. (SBI)	8,135	360,543
Hospitality Properties Trust (SBI)	12,972	345,834
Host Hotels & Resorts, Inc.	58,650	1,059,219
Hudson Pacific Properties, Inc.	12,414	403,083
Independence Realty Trust, Inc.	9,062	94,698
Industrial Logistics Properties Trust	4,044	86,906
InfraReit, Inc.	3,076	64,904
Investors Real Estate Trust	870	51,217
Invitation Homes, Inc.	22,583	507,892
Iron Mountain, Inc.	22,253	827,812
iStar Financial, Inc.	4,793	45,965
JBG SMITH Properties	7,412	286,474
Jernigan Capital, Inc.	1,256	27,230
Kilroy Realty Corp.	7,694	542,119
Kimco Realty Corp.	33,901	576,656
Kite Realty Group Trust	7,160	119,071
Lamar Advertising Co. Class A	6,694	498,368
Lexington Corporate Properties Trust	15,868	152,491
Liberty Property Trust (SBI)	11,417	538,197
Life Storage, Inc.	3,707	364,287
LTC Properties, Inc.	2,920	138,525
Mack-Cali Realty Corp.	6,546	134,848
MedEquities Realty Trust, Inc.	2,427	28,080
Medical Properties Trust, Inc.	28,599	520,502
Mid-America Apartment Communities, Inc.	8,862	897,543
Monmouth Real Estate Investment Corp. Class A	6,430	88,348
National Health Investors, Inc.	3,309	275,507
National Retail Properties, Inc.	11,943	629,516
National Storage Affiliates Trust	3,733	108,630
New Senior Investment Group, Inc.	7,171	38,867
NexPoint Residential Trust, Inc.	1,417	53,010
NorthStar Realty Europe Corp.	4,331	72,717
Omega Healthcare Investors, Inc.	15,550	624,955
Outfront Media, Inc.	10,725	222,544
Paramount Group, Inc.	14,911	215,911
Park Hotels & Resorts, Inc.	12,860	386,700
Pebblebrook Hotel Trust (b)	7,755	248,548
Pennsylvania Real Estate Investment Trust (SBI) (b)	5,552	40,918
Physicians Realty Trust	13,939	252,435
Piedmont Office Realty Trust, Inc. Class A	12,155	235,321
Potlatch Corp.	3,439	126,830
Preferred Apartment Communities, Inc. Class A	3,291	52,327
Prologis, Inc.	42,025	2,906,449
PS Business Parks, Inc.	1,467	212,994
Public Storage	11,827	2,513,474
QTS Realty Trust, Inc. Class A	3,844	161,871
Ramco-Gershenson Properties Trust (SBI)	6,944	90,897
Rayonier, Inc.	10,177	309,788
Realty Income Corp.	22,283	1,530,619
Regency Centers Corp.	11,558	751,270
Retail Opportunity Investments Corp.	8,601	151,120
Retail Properties America, Inc.	16,996	214,829
Rexford Industrial Realty, Inc.	6,405	215,208
RLJ Lodging Trust	13,229	245,398
Ryman Hospitality Properties, Inc.	3,999	321,320
Sabra Health Care REIT, Inc.	14,302	293,763
Safety Income and Growth, Inc.	1,054	18,593
Saul Centers, Inc.	1,051	55,661
SBA Communications Corp. Class A (a)	9,261	1,690,410
Senior Housing Properties Trust (SBI)	19,061	262,470
Seritage Growth Properties (b)	1,814	72,941
Simon Property Group, Inc.	24,553	4,471,592
SL Green Realty Corp.	7,313	675,941
Spirit MTA REIT	3,363	26,299
Spirit Realty Capital, Inc.	7,424	294,881
Stag Industrial, Inc.	7,788	214,715
Store Capital Corp.	13,529	437,257
Summit Hotel Properties, Inc.	8,905	99,469
Sun Communities, Inc.	6,295	691,883
Sunstone Hotel Investors, Inc.	17,525	250,608
Tanger Factory Outlet Centers, Inc.	7,057	160,547
Taubman Centers, Inc.	4,757	236,899
Terreno Realty Corp.	4,452	179,594
The GEO Group, Inc.	9,293	209,557
The Macerich Co.	8,633	398,499
TIER REIT, Inc.	3,940	92,590
UDR, Inc.	20,880	913,500
UMH Properties, Inc.	2,207	30,964
Uniti Group, Inc.	13,005	258,930
Universal Health Realty Income Trust (SBI)	1,066	74,322
Urban Edge Properties	8,155	166,525
Urstadt Biddle Properties, Inc. Class A	1,835	39,306
Ventas, Inc.	28,039	1,808,235
VEREIT, Inc.	76,173	615,478
Vornado Realty Trust	13,417	937,982
Washington Prime Group, Inc.	13,883	78,855
Washington REIT (SBI)	5,741	145,534
Weingarten Realty Investors (SBI)	8,809	252,730
Welltower, Inc.	29,164	2,259,918
Weyerhaeuser Co.	59,632	1,564,744
Whitestone REIT Class B	3,662	51,927
WP Carey, Inc.	8,501	636,640
Xenia Hotels & Resorts, Inc.	8,477	159,113
		80,622,104
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)(b)	1,065	25,219
CBRE Group, Inc. (a)	23,888	1,092,876
Colony NorthStar Credit Real Estate, Inc.	6,226	104,036
Forestar Group, Inc. (a)	827	13,240
HFF, Inc.	3,007	124,550
Howard Hughes Corp. (a)	3,090	343,114
Jones Lang LaSalle, Inc.	3,569	511,830
Kennedy-Wilson Holdings, Inc.	9,885	197,601
Marcus & Millichap, Inc. (a)	1,144	45,302
Newmark Group, Inc.	18,264	190,859
RE/MAX Holdings, Inc.	1,601	66,794
Realogy Holdings Corp. (b)	10,732	190,493
Retail Value, Inc.	1,305	39,685
Tejon Ranch Co. (a)	2,143	40,331
The St. Joe Co. (a)	4,981	77,504
		3,063,434

TOTAL REAL ESTATE		83,685,538

UTILITIES - 3.0%
Electric Utilities - 1.7%
Allete, Inc.	3,890	299,297
Alliant Energy Corp.	18,393	817,937
American Electric Power Co., Inc.	38,843	3,073,258
Duke Energy Corp.	55,246	4,849,494
Edison International	25,661	1,461,907
El Paso Electric Co.	3,024	158,820
Entergy Corp.	14,285	1,274,079
Evergy, Inc.	11,118	637,284
Eversource Energy	24,959	1,732,404
Exelon Corp.	75,817	3,621,020
FirstEnergy Corp.	35,385	1,387,092
Hawaiian Electric Industries, Inc.	8,622	320,652
IDACORP, Inc.	3,883	378,593
MGE Energy, Inc.	2,605	167,528
NextEra Energy, Inc.	37,144	6,648,033
OGE Energy Corp.	15,694	642,669
Otter Tail Corp.	3,244	157,172
Pinnacle West Capital Corp.	8,752	771,226
PNM Resources, Inc.	6,380	271,724
Portland General Electric Co.	7,261	350,852
PPL Corp.	53,823	1,685,736
Southern Co.	79,222	3,850,189
Spark Energy, Inc. Class A,	1,577	13,089
Vistra Energy Corp. (a)	22,119	555,408
Xcel Energy, Inc.	40,039	2,096,442
		37,221,905
Gas Utilities - 0.2%
Atmos Energy Corp.	8,680	847,428
Chesapeake Utilities Corp.	1,191	107,869
National Fuel Gas Co.	6,768	387,806
New Jersey Resources Corp.	6,791	329,364
Northwest Natural Holding Co.	2,344	146,734
ONE Gas, Inc.	4,146	340,594
South Jersey Industries, Inc.	6,342	188,865
Southwest Gas Holdings, Inc.	3,775	295,658
Spire, Inc.	3,806	302,082
UGI Corp.	13,702	781,425
		3,727,825
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	23,878	976,849
NRG Yield, Inc.:
Class A	3,652	53,684
Class C	4,228	63,801
Ormat Technologies, Inc.	2,774	160,088
Pattern Energy Group, Inc.	7,307	155,493
Terraform Power, Inc.	3,729	44,301
The AES Corp.	52,473	860,032
		2,314,248
Multi-Utilities - 0.9%
Ameren Corp.	19,199	1,331,259
Avangrid, Inc.	4,213	210,102
Avista Corp.	4,886	204,479
Black Hills Corp.	4,285	290,909
CenterPoint Energy, Inc.	34,457	1,065,410
CMS Energy Corp.	22,443	1,170,178
Consolidated Edison, Inc.	24,471	1,900,173
Dominion Resources, Inc.	50,851	3,571,774
DTE Energy Co.	14,133	1,664,161
MDU Resources Group, Inc.	15,407	396,114
NiSource, Inc.	26,651	727,039
NorthWestern Energy Corp.	3,585	229,117
Public Service Enterprise Group, Inc.	39,871	2,174,963
Sempra Energy	19,797	2,315,853
Unitil Corp.	1,172	61,483
Vectren Corp.	6,591	477,057
WEC Energy Group, Inc.	24,880	1,816,986
		19,607,057
Water Utilities - 0.1%
American States Water Co.	2,863	193,882
American Water Works Co., Inc.	14,094	1,348,373
Aqua America, Inc.	13,883	486,599
AquaVenture Holdings Ltd. (a)	908	19,095
Cadiz, Inc. (a)	1,598	16,459
California Water Service Group	3,712	183,818
Connecticut Water Service, Inc.	888	60,242
Middlesex Water Co.	1,423	79,973
Select Energy Services, Inc. Class A (a)	2,396	20,366
SJW Corp.	1,310	78,535
		2,487,342

TOTAL UTILITIES		65,358,377

TOTAL COMMON STOCKS
(Cost $2,208,931,176)		2,151,127,312

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 2.43% (e)	15,112,127	15,115,150
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	18,984,090	18,985,988
TOTAL MONEY MARKET FUNDS
(Cost $34,099,333)		34,101,138
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $2,243,030,509)		2,185,228,450
NET OTHER ASSETS (LIABILITIES) - (1.4)%(g)		(31,004,449)
NET ASSETS - 100%		$2,154,224,001

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	5	March 2019	$375,050	$14,349	$14,349
CME E-mini S&P 500 Index Contracts (United States)	19	March 2019	2,569,275	19,636	19,636
TOTAL FUTURES CONTRACTS					$33,985

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $330,116 or 0.0% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $47,410 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$84,263
Fidelity Securities Lending Cash Central Fund	22,717
Total	$106,980

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$198,588,698	$198,588,698	$--	$--
Consumer Discretionary	226,229,065	225,898,949	330,116	--
Consumer Staples	139,813,866	139,813,866	--	--
Energy	107,147,598	107,147,598	--	--
Financials	302,775,211	302,775,211	--	--
Health Care	311,223,362	311,223,362	--	--
Industrials	221,656,846	221,656,846	--	--
Information Technology	433,364,119	433,364,119	--	--
Materials	61,284,632	61,283,690	--	942
Real Estate	83,685,538	83,685,538	--	--
Utilities	65,358,377	65,358,377	--	--
Money Market Funds	34,101,138	34,101,138	--	--
Total Investments in Securities:	$2,185,228,450	$2,184,897,392	$330,116	$942
Derivative Instruments:
Assets
Futures Contracts	$33,985	$33,985	$--	$--
Total Assets	$33,985	$33,985	$--	$--
Total Derivative Instruments:	$33,985	$33,985	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity ZERO℠ International Index Fund

January 31, 2019

IID-QTLY-0319
1.9891456.100

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.8%
	Shares	Value
Australia - 4.0%
AGL Energy Ltd.	19,829	$308,741
ALS Ltd.	14,836	78,186
Alumina Ltd.	62,911	111,124
Amcor Ltd.	32,905	326,490
AMP Ltd.	78,415	128,820
Ansell Ltd.	5,471	93,138
APA Group unit	32,684	218,098
Aristocrat Leisure Ltd.	17,911	320,670
Atlas Arteria Ltd. unit	16,434	79,440
Australia & New Zealand Banking Group Ltd.	84,096	1,530,872
Bank of Queensland Ltd.	8,740	64,611
Bendigo & Adelaide Bank Ltd.	14,316	112,180
BHP Billiton Ltd.	92,097	2,351,505
BlueScope Steel Ltd.	17,218	155,821
Boral Ltd.	33,742	121,409
Brambles Ltd.	45,924	355,186
Caltex Australia Ltd.	7,197	140,413
Carsales.com Ltd.	9,151	83,880
Challenger Ltd.	15,817	83,241
Cimic Group Ltd.	2,916	94,981
Coca-Cola Amatil Ltd.	14,544	88,805
Cochlear Ltd.	1,516	213,145
Coles Group Ltd. (a)	33,583	305,388
Commonwealth Bank of Australia	49,063	2,493,263
Computershare Ltd.	13,268	171,383
Crown Ltd.	8,968	77,900
CSL Ltd.	13,132	1,867,293
DEXUS Property Group unit	29,998	250,328
Dominos Pizza Enterprises Ltd.	2,130	70,448
Downer EDI Ltd.	13,424	69,769
Evolution Mining Ltd.	37,438	109,127
Flight Centre Travel Group Ltd.	1,379	43,133
Fortescue Metals Group Ltd.	45,224	185,734
Goodman Group unit	46,466	393,830
Healthscope Ltd.	50,923	87,358
Iluka Resources Ltd.	14,709	93,020
Incitec Pivot Ltd.	47,154	113,454
Insurance Australia Group Ltd.	66,959	345,088
IOOF Holdings Ltd.	5,254	19,210
JB Hi-Fi Ltd.	4,531	73,677
Lendlease Group unit	15,284	135,875
Link Administration Holdings Ltd.	9,965	51,719
Macquarie Group Ltd.	9,694	820,784
Medibank Private Ltd.	75,508	143,803
Metcash Ltd.	25,514	45,994
Mineral Resources Ltd.	4,877	56,083
Mirvac Group unit	99,415	173,435
National Australia Bank Ltd.	75,856	1,317,213
Newcrest Mining Ltd.	22,025	391,444
NIB Holdings Ltd.	16,688	64,777
Northern Star Resources Ltd.	16,623	105,970
Orica Ltd.	11,728	146,205
Origin Energy Ltd. (a)	52,469	273,080
Orora Ltd.	37,297	85,671
Qantas Airways Ltd.	60,005	237,280
QBE Insurance Group Ltd.	40,279	314,162
Qube Holdings Ltd.	31,676	61,938
Ramsay Health Care Ltd.	3,581	147,644
realestate.com.au Ltd.	1,232	67,810
Rio Tinto Ltd.	12,233	774,063
Santos Ltd.	49,595	233,247
Scentre Group unit	157,208	453,670
SEEK Ltd.	9,270	114,485
Sonic Healthcare Ltd.	11,252	188,282
South32 Ltd.	155,241	398,342
SP AusNet	33,283	39,919
Spark Infrastructure Group unit	52,730	92,374
Stockland Corp. Ltd. unit	64,329	176,756
Suncorp Group Ltd.	37,357	352,469
Sydney Airport unit	66,833	318,691
Tabcorp Holdings Ltd.	22,504	76,065
Telstra Corp. Ltd.	357,389	807,935
The GPT Group unit	56,327	237,476
The Star Entertainment Group Ltd.	24,392	78,724
Transurban Group unit	57,257	506,517
Treasury Wine Estates Ltd.	20,119	225,949
Vicinity Centres unit	100,953	191,529
Wesfarmers Ltd.	32,312	756,535
Westpac Banking Corp.	95,701	1,710,371
Whitehaven Coal Ltd.	24,627	88,612
Woodside Petroleum Ltd.	21,236	529,779
Woolworths Group Ltd.	36,422	777,575
WorleyParsons Ltd.	6,529	65,874

TOTAL AUSTRALIA		27,666,285

Austria - 0.2%
ams AG	2,400	64,389
Andritz AG	2,024	99,895
BAWAG Group AG (b)	1,105	46,746
CA Immobilien Anlagen AG	2,651	94,853
Erste Group Bank AG	9,255	322,036
IMMOFINANZ Immobilien Anlagen AG	2,471	65,334
Lenzing AG	84	8,221
Oesterreichische Post AG	715	26,892
OMV AG	3,864	191,947
Osterreichische Elektrizitatswirtschafts AG	3,686	188,252
Raiffeisen International Bank-Holding AG	3,287	86,834
UNIQA Insurance Group AG	3,353	30,607
Voestalpine AG	3,183	101,574
Wienerberger AG	3,039	68,177

TOTAL AUSTRIA		1,395,757

Bailiwick of Jersey - 0.4%
Experian PLC	27,231	683,705
Ferguson PLC	7,030	469,695
Glencore Xstrata PLC	349,487	1,418,479
Polymetal International PLC	6,496	73,972
WPP PLC	38,704	442,910

TOTAL BAILIWICK OF JERSEY		3,088,761

Belgium - 0.7%
Ackermans & Van Haaren SA	581	92,902
Ageas	6,158	286,026
Anheuser-Busch InBev SA NV	24,996	1,909,778
Bpost SA	1,601	14,651
Cofinimmo SA	810	107,083
Colruyt NV	1,633	117,269
Galapagos Genomics NV (a)	1,249	128,516
Groupe Bruxelles Lambert SA	2,236	210,530
KBC Ancora	1,605	71,646
KBC Groep NV	9,941	674,516
Proximus	4,001	107,207
Sofina SA	462	91,589
Solvay SA Class A	2,090	227,452
Telenet Group Holding NV	1,624	75,134
UCB SA	3,933	340,509
Umicore SA	5,116	216,291

TOTAL BELGIUM		4,671,099

Bermuda - 0.4%
Beijing Enterprises Water Group Ltd.	158,000	91,489
Brilliance China Automotive Holdings Ltd.	90,000	85,215
Cheung Kong Infrastructure Holdings Ltd.	23,000	185,699
China Gas Holdings Ltd.	67,800	216,418
China Resource Gas Group Ltd.	22,000	86,572
Credicorp Ltd. (United States)	1,989	482,889
Dairy Farm International Holdings Ltd.	8,900	80,367
GasLog Ltd.	871	15,617
Golar LNG Ltd.	3,620	80,617
Haier Electronics Group Co. Ltd.	39,000	112,040
Hiscox Ltd.	8,022	149,197
Hongkong Land Holdings Ltd.	33,496	240,166
Jardine Matheson Holdings Ltd.	8,006	534,961
Jardine Strategic Holdings Ltd.	5,300	202,884
Kerry Properties Ltd.	14,500	60,226
Kingston Financial Group Ltd.	112,000	32,638
Kunlun Energy Co. Ltd.	102,000	108,970
Landing International Development Ltd. (a)	6,000	1,984
Li & Fung Ltd.	112,000	19,036
Nine Dragons Paper (Holdings) Ltd.	33,000	33,726
NWS Holdings Ltd.	40,000	91,477
Shangri-La Asia Ltd.	26,000	33,951
Vtech Holdings Ltd.	3,400	32,477
Yue Yuen Industrial (Holdings) Ltd.	20,500	69,922

TOTAL BERMUDA		3,048,538

Brazil - 0.9%
Ambev SA	127,400	611,640
Banco Bradesco SA	24,900	274,861
Banco do Brasil SA	32,400	460,700
BB Seguridade Participacoes SA	17,400	148,181
BM&F BOVESPA SA	52,600	453,861
BR Malls Participacoes SA	21,800	86,968
Brasil Foods SA (a)	19,500	125,858
CCR SA	26,500	108,116
Centrais Eletricas Brasileiras SA (Electrobras) (a)	8,300	85,112
Cielo SA	30,100	98,540
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	9,700	115,346
Companhia Siderurgica Nacional SA (CSN)	19,900	55,654
Cosan SA Industria e Comercio	3,200	38,947
CVC Brasil Operadora e Agencia de Viagens SA	3,800	66,681
Drogasil SA	5,200	88,397
Embraer SA	20,600	109,236
ENGIE Brasil Energia SA	6,750	77,453
Equatorial Energia SA	5,400	130,514
Estacio Participacoes SA	9,800	83,565
Hypermarcas SA	10,500	91,694
IRB Brasil Resseguros SA	4,000	93,507
JBS SA	25,300	104,677
Klabin SA unit	19,100	97,354
Kroton Educacional SA	39,200	122,849
Localiza Rent A Car SA	12,700	115,955
Lojas Renner SA	21,200	264,477
M. Dias Branco SA	2,500	32,635
Multiplan Empreendimentos Imobiliarios SA	13,400	95,636
Natura Cosmeticos SA	5,900	76,727
Petrobras Distribuidora SA	8,200	59,917
Petroleo Brasileiro SA - Petrobras (ON)	71,500	579,301
Qualicorp SA	2,200	9,561
Rumo SA (a)	27,600	148,700
Sul America SA unit	6,800	59,849
Suzano Papel e Celulose SA	11,700	147,565
Terna Participacoes SA unit	12,100	85,329
TIM Participacoes SA	22,000	74,797
Ultrapar Participacoes SA	11,400	178,789
Vale SA	33,800	421,666
Weg SA	29,800	153,935

TOTAL BRAZIL		6,234,550

British Virgin Islands - 0.0%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	2,951	72,831
Canada - 5.9%
Agnico Eagle Mines Ltd. (Canada)	6,637	288,675
Air Canada (a)	8,857	199,998
Algonquin Power & Utilities Corp.	11,411	126,012
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	12,118	658,307
AltaGas Ltd.	3,602	36,871
ARC Resources Ltd.	11,740	84,881
ATCO Ltd. Class I (non-vtg.)	3,256	102,962
B2Gold Corp. (a)	28,363	89,798
Bank of Montreal	18,462	1,351,402
Bank of Nova Scotia	34,295	1,952,332
Barrick Gold Corp.	33,230	444,854
Bausch Health Cos., Inc. (Canada) (a)	8,060	197,889
BCE, Inc.	25,038	1,088,642
BlackBerry Ltd. (a)	13,973	112,511
Bombardier, Inc. Class B (sub. vtg.) (a)	51,598	78,146
Brookfield Asset Management, Inc. Class A	24,851	1,069,352
CAE, Inc.	7,708	163,787
Cameco Corp.	10,592	128,334
Canadian Imperial Bank of Commerce	11,353	962,622
Canadian National Railway Co.	22,020	1,837,584
Canadian Natural Resources Ltd.	32,061	860,605
Canadian Pacific Railway Ltd.	4,251	871,294
Canadian Tire Ltd. Class A (non-vtg.)	1,807	205,530
Canadian Utilities Ltd. Class A (non-vtg.)	3,994	102,681
Canadian Western Bank, Edmonton	2,016	45,139
CCL Industries, Inc. Class B	3,771	158,996
Cenovus Energy, Inc. (Canada)	21,809	170,296
CGI Group, Inc. Class A (sub. vtg.) (a)	7,984	527,851
CI Financial Corp.	8,698	117,103
Constellation Software, Inc.	576	429,877
Crescent Point Energy Corp.	10,819	32,277
Dollarama, Inc.	9,541	256,833
Element Financial Corp.	12,421	66,928
Emera, Inc.	5,353	187,403
Empire Co. Ltd. Class A (non-vtg.)	4,688	105,395
Enbridge, Inc.	25,325	925,342
Encana Corp.	27,192	186,668
Enerplus Corp.	7,562	65,436
Fairfax Financial Holdings Ltd. (sub. vtg.)	715	338,223
Finning International, Inc.	5,356	101,499
First Capital Realty, Inc.	4,420	69,027
First Quantum Minerals Ltd.	18,067	209,140
Fortis, Inc.	12,133	432,705
Franco-Nevada Corp.	5,203	403,624
George Weston Ltd.	1,354	98,349
Gildan Activewear, Inc.	6,898	233,459
Goldcorp, Inc.	25,271	282,723
Great-West Lifeco, Inc.	8,377	179,787
H&R (REIT) unit	8,097	136,742
Husky Energy, Inc.	8,521	101,102
Hydro One Ltd. (b)	4,714	73,870
iA Financial Corp, Inc.	3,543	131,614
IAMGOLD Corp. (a)	15,696	58,773
IGM Financial, Inc.	2,992	76,921
Imperial Oil Ltd.	6,750	191,514
Intact Financial Corp.	4,015	317,362
Inter Pipeline Ltd.	10,330	166,041
Keyera Corp.	6,010	127,706
Kinross Gold Corp. (a)	35,001	116,941
Kirkland Lake Gold Ltd.	5,767	185,525
Linamar Corp.	1,271	49,275
Loblaw Companies Ltd.	6,188	299,663
Lundin Mining Corp.	19,034	86,917
Magna International, Inc. Class A (sub. vtg.)	10,683	565,391
Manulife Financial Corp.	57,072	916,922
Methanex Corp.	2,972	161,951
Metro, Inc. Class A (sub. vtg.)	6,191	225,080
National Bank of Canada	10,104	475,229
Nfi Group, Inc.	1,063	27,854
Nutrien Ltd.	18,633	965,294
Onex Corp. (sub. vtg.)	2,497	141,160
Open Text Corp.	7,913	281,302
Pan American Silver Corp.	4,389	65,440
Parex Resources, Inc. (a)	5,427	81,367
Parkland Fuel Corp.	2,854	81,648
Pembina Pipeline Corp.	11,672	415,909
Power Corp. of Canada (sub. vtg.)	12,057	239,681
Power Financial Corp.	6,740	138,293
PrairieSky Royalty Ltd.	6,612	95,510
Quebecor, Inc. Class B (sub. vtg.)	4,753	111,884
Restaurant Brands International, Inc.	6,951	435,697
RioCan (REIT)	12,666	240,316
Ritchie Brothers Auctioneers, Inc.	3,125	112,328
Rogers Communications, Inc. Class B (non-vtg.)	10,134	548,213
Royal Bank of Canada	42,149	3,208,450
Saputo, Inc.	5,691	166,838
Seven Generations Energy Ltd. (a)	8,520	66,140
Shaw Communications, Inc. Class B	10,777	218,829
Shopify, Inc. Class A (a)	1,914	322,188
SNC-Lavalin Group, Inc.	3,941	109,686
Stantec, Inc.	3,580	85,117
Sun Life Financial, Inc.	18,000	649,340
Suncor Energy, Inc.	48,199	1,554,605
Teck Resources Ltd. Class B (sub. vtg.)	13,654	332,530
TELUS Corp.	17,179	601,680
The Stars Group, Inc. (a)	4,260	77,130
The Toronto-Dominion Bank	52,588	2,961,690
Thomson Reuters Corp.	7,545	394,548
Toromont Industries Ltd.	2,309	102,609
Tourmaline Oil Corp.	7,706	105,096
TransCanada Corp.	24,897	1,058,826
Turquoise Hill Resources Ltd. (a)	25,009	41,874
Vermilion Energy, Inc.	4,623	113,292
Waste Connection, Inc. (Canada)	7,654	638,731
West Fraser Timber Co. Ltd.	2,033	121,103
Wheaton Precious Metals Corp.	12,964	273,103
Whitecap Resources, Inc.	7,290	24,578
WSP Global, Inc.	1,901	97,571
Yamana Gold, Inc.	26,191	73,752

TOTAL CANADA		40,484,890

Cayman Islands - 3.5%
3SBio, Inc. (b)	39,000	65,333
58.com, Inc. ADR (a)	2,376	150,638
AAC Technology Holdings, Inc.	21,000	131,804
Agile Property Holdings Ltd.	48,000	63,788
Airtac International Group	2,000	23,597
Alibaba Group Holding Ltd. sponsored ADR (a)	31,081	5,236,838
Anta Sports Products Ltd.	29,000	150,016
ASM Pacific Technology Ltd.	7,100	76,497
Autohome, Inc. ADR Class A	1,399	101,260
Baidu.com, Inc. sponsored ADR (a)	7,800	1,346,514
BeiGene Ltd. ADR (a)	1,210	156,671
BizLink Holding, Inc.	1,000	5,976
Chailease Holding Co. Ltd.	38,000	141,976
Cheung Kong Property Holdings Ltd.	80,500	677,714
China Conch Venture Holdings Ltd.	54,000	180,596
China Literature Ltd. (a)(b)	7,600	37,564
China Medical System Holdings Ltd.	24,000	24,977
China Mengniu Dairy Co. Ltd.	80,000	247,789
China Resources Land Ltd.	78,000	304,338
China State Construction International Holdings Ltd.	54,000	51,482
CIFI Holdings Group Co. Ltd.	74,000	48,963
CK Hutchison Holdings Ltd.	78,500	792,788
Country Garden Holdings Co. Ltd.	231,000	328,365
Country Garden Services Holdings Co. Ltd. (a)	22,000	34,080
Ctrip.com International Ltd. ADR (a)	11,032	367,366
ENN Energy Holdings Ltd.	19,800	189,638
Evergrande Real Estate Group Ltd.	105,000	331,186
FIH Mobile Ltd. (a)	11,000	1,196
Fullshare Holdings Ltd.	132,500	30,102
GCL-Poly Energy Holdings Ltd. (a)	152,000	12,066
Geely Automobile Holdings Ltd.	150,000	255,210
General Interface Solution Holding Ltd.	2,000	7,030
Gourmet Master Co. Ltd.	1,000	7,031
Haitian International Holdings Ltd.	12,000	27,643
Hengan International Group Co. Ltd.	23,000	179,928
Himax Technologies, Inc. sponsored ADR	3,058	11,865
Huazhu Group Ltd. ADR	3,393	107,728
iQIYI, Inc. ADR (a)(c)	3,706	74,565
JD.com, Inc. sponsored ADR (a)	28,222	701,317
Kingboard Chemical Holdings Ltd.	23,000	80,931
Kingsoft Corp. Ltd.	19,000	36,398
KWG Property Holding Ltd.	48,000	47,517
Longfor Properties Co. Ltd.	32,500	101,272
Meitu, Inc. (a)(b)	33,500	11,461
Melco Crown Entertainment Ltd. sponsored ADR	5,590	120,632
MGM China Holdings Ltd.	28,800	55,920
Minth Group Ltd.	16,000	55,983
NetEase, Inc. ADR	2,141	539,382
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	3,812	293,676
PagSeguro Digital Ltd. (a)(c)	2,626	56,643
Parade Technologies Ltd.	1,000	16,604
Ping An Healthcare and Technology Co. Ltd. (a)(b)	16,200	76,741
Sands China Ltd.	71,600	343,489
Semiconductor Manufacturing International Corp. (a)	108,000	102,057
Shenzhou International Group Holdings Ltd.	15,000	176,630
Shimao Property Holdings Ltd.	39,000	111,059
Silergy Corp.	1,000	15,136
Silicon Motion Technology Corp. sponsored ADR	854	33,280
SINA Corp. (a)	1,852	113,750
Sino Biopharmaceutical Ltd.	182,000	153,961
Sunac China Holdings Ltd.	48,000	191,180
Sunny Optical Technology Group Co. Ltd.	17,700	175,658
TAL Education Group ADR (a)	7,872	244,268
Tencent Holdings Ltd.	154,300	6,868,605
Tingyi (Cayman Islands) Holding Corp.	58,000	80,774
TPK Holding Co. Ltd.	1,000	1,689
Vipshop Holdings Ltd. ADR (a)	8,431	64,834
Want Want China Holdings Ltd.	179,000	145,064
Weibo Corp. sponsored ADR (a)	1,276	77,402
WH Group Ltd. (b)	183,500	157,358
Wharf Real Estate Investment Co. Ltd.	35,000	239,434
Wynn Macau Ltd.	40,000	98,190
Xinyi Glass Holdings Ltd.	72,000	87,698
YY, Inc. ADR (a)	986	68,458
Zall Smart Commerce Ltd.	101,000	54,236
Zhen Ding Technology Holding Ltd.	14,000	36,806
ZTO Express (Cayman), Inc. sponsored ADR	8,317	142,387

TOTAL CAYMAN ISLANDS		23,959,998

Chile - 0.3%
Aguas Andinas SA	80,810	47,761
Banco de Chile	535,090	84,890
Banco de Credito e Inversiones	1,514	107,908
Banco Santander Chile	1,855,198	149,649
Cencosud SA	39,178	79,157
Colbun SA (a)	270,888	61,547
Compania Cervecerias Unidas SA	3,238	44,018
Compania de Petroleos de Chile SA (COPEC)	14,226	195,233
CorpBanca SA	3,681,877	36,998
E-CL SA	20,026	40,309
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,736	35,993
Empresas CMPC SA	33,508	121,095
Enel Chile SA	667,563	70,339
Enersis SA	827,190	169,020
LATAM Airlines Group SA	11,096	132,634
Parque Arauco SA	21,205	58,202
S.A.C.I. Falabella	31,094	249,634
Sociedad Matriz Banco de Chile Class B	107,185	54,295

TOTAL CHILE		1,738,682

China - 2.0%
Agricultural Bank of China Ltd. (H Shares)	711,000	336,625
Air China Ltd. (H Shares)	70,000	70,080
Aluminum Corp. of China Ltd. (H Shares) (a)	112,000	41,355
Anhui Conch Cement Co. Ltd. (H Shares)	35,000	190,867
Bank Communications Co. Ltd. (H Shares)	637,000	541,486
Bank of China Ltd. (H Shares)	2,109,000	980,562
Beijing Capital International Airport Co. Ltd. (H Shares)	24,000	22,512
BYD Co. Ltd. (H Shares)	18,500	109,493
CGN Power Co. Ltd. (H Shares) (b)	308,000	80,600
China Cinda Asset Management Co. Ltd. (H Shares)	232,000	60,034
China CITIC Bank Corp. Ltd. (H Shares)	326,000	212,387
China Communications Construction Co. Ltd. (H Shares)	115,000	115,395
China Construction Bank Corp. (H Shares)	2,654,000	2,390,728
China Galaxy Securities Co. Ltd. (H Shares)	64,500	33,473
China Huarong Asset Management Co. Ltd. (b)	269,000	54,773
China Life Insurance Co. Ltd. (H Shares)	214,000	531,408
China Longyuan Power Grid Corp. Ltd. (H Shares)	98,000	73,363
China Merchants Bank Co. Ltd. (H Shares)	107,500	473,941
China Minsheng Banking Corp. Ltd. (H Shares)	209,000	160,112
China Molybdenum Co. Ltd. (H Shares)	66,000	26,888
China National Building Materials Co. Ltd. (H Shares)	94,000	75,012
China Oilfield Services Ltd. (H Shares)	36,000	35,674
China Pacific Insurance (Group) Co. Ltd. (H Shares)	82,000	288,757
China Petroleum & Chemical Corp. (H Shares)	734,000	613,767
China Railway Construction Corp. Ltd. (H Shares)	57,000	79,155
China Railway Group Ltd. (H Shares)	104,000	97,396
China Shenhua Energy Co. Ltd. (H Shares)	89,500	227,784
China Southern Airlines Ltd. (H Shares)	48,000	34,397
China Telecom Corp. Ltd. (H Shares)	402,000	218,254
China Vanke Co. Ltd. (H Shares)	36,300	147,200
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	73,000	42,406
CITIC Securities Co. Ltd. (H Shares)	56,000	114,643
CRRC Corp. Ltd. (H Shares)	107,000	107,810
Dongfeng Motor Group Co. Ltd. (H Shares)	86,000	90,157
Fuyao Glass Industries Group Co. Ltd. (b)	16,800	58,592
GF Securities Co. Ltd. (H Shares)	51,600	74,122
Great Wall Motor Co. Ltd. (H Shares)	94,000	63,994
Guangzhou Automobile Group Co. Ltd. (H Shares)	92,000	99,920
Guangzhou R&F Properties Co. Ltd. (H Shares)	21,200	42,293
Haitong Securities Co. Ltd. (H Shares)	98,000	110,924
Huaneng Power International, Inc. (H Shares)	128,000	80,454
Huatai Securities Co. Ltd. (H Shares) (b)	50,600	94,732
Industrial & Commercial Bank of China Ltd. (H Shares)	2,219,000	1,723,862
New China Life Insurance Co. Ltd. (H Shares)	23,500	100,056
People's Insurance Co. of China Group (H Shares)	200,000	83,090
PetroChina Co. Ltd. (H Shares)	596,000	384,667
PICC Property & Casualty Co. Ltd. (H Shares)	200,000	207,112
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	145,000	1,411,656
Postal Savings Bank of China Co. Ltd. (b)	93,000	52,336
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	7,500	22,965
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	112,000	53,216
Sinopharm Group Co. Ltd. (H Shares)	32,000	143,010
TravelSky Technology Ltd. (H Shares)	27,000	73,338
Weichai Power Co. Ltd. (H Shares)	63,000	85,027
Yanzhou Coal Mining Co. Ltd. (H Shares)	30,000	27,582
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	15,000	83,440
Zijin Mng Group Co. Ltd. (H Shares)	198,000	74,308
ZTE Corp. (H Shares)	26,600	53,933

TOTAL CHINA		13,883,123

Colombia - 0.0%
Almacenes Exito SA	7,806	35,448
Bancolombia SA	10,504	112,787
Grupo de Inversiones Suramerica SA	9,277	103,018
Interconexion Electrica SA ESP	6,930	31,068
Inversiones Argos SA	6,677	39,911

TOTAL COLOMBIA		322,232

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	4,313	108,667
Komercni Banka A/S	2,235	89,979
MONETA Money Bank A/S (b)	5,710	19,410

TOTAL CZECH REPUBLIC		218,056

Denmark - 1.0%
A.P. Moller - Maersk A/S:
Series A	84	104,768
Series B	199	266,140
Ambu A/S Series B	4,416	116,859
Carlsberg A/S Series B	3,156	360,677
Christian Hansen Holding A/S	2,794	264,733
Coloplast A/S Series B	3,110	283,802
Danske Bank A/S	22,300	411,988
DONG Energy A/S (b)	5,970	429,279
DSV de Sammensluttede Vognmaend A/S	5,578	444,194
Genmab A/S (a)	1,786	260,352
GN Store Nord A/S	4,329	186,371
H Lundbeck A/S	1,341	58,740
ISS Holdings A/S	5,009	141,498
Jyske Bank A/S (Reg.)	2,313	86,706
Novo Nordisk A/S Series B	53,268	2,496,463
Novozymes A/S Series B	6,656	277,673
Pandora A/S	3,097	134,091
Sydbank A/S	2,500	57,724
Tryg A/S	3,371	85,950
Vestas Wind Systems A/S	6,423	529,801
William Demant Holding A/S (a)	2,744	86,497

TOTAL DENMARK		7,084,306

Egypt - 0.0%
Commercial International Bank SAE	34,011	159,686
EFG-Hermes Holding SAE (a)	1,804	1,743
Global Telecom Holding (a)	9,485	2,366
Talaat Moustafa Group Holding	3,691	2,338

TOTAL EGYPT		166,133

Finland - 0.8%
Amer Group PLC (A Shares)	3,300	146,555
Elisa Corp. (A Shares)	4,470	187,003
Fortum Corp.	12,712	288,384
Huhtamaki Oyj	2,681	87,979
KCI Konecranes Oyj	2,504	86,498
Kesko Oyj	1,766	101,513
Kone Oyj (B Shares)	10,923	529,980
Metso Corp.	3,843	112,607
Neste Oyj	3,710	340,312
Nokia Corp.	167,796	1,060,079
Nokian Tyres PLC	3,181	105,661
Nordea Bank ABP	91,786	833,528
Orion Oyj (B Shares)	3,254	114,827
Outokumpu Oyj (A Shares)	5,536	23,743
Sampo Oyj (A Shares)	13,993	641,094
Stora Enso Oyj (R Shares)	15,154	203,856
TietoEnator Oyj	1,684	48,226
UPM-Kymmene Corp.	15,529	448,984
Valmet Corp.	3,896	87,626
Wartsila Corp.	13,615	221,679

TOTAL FINLAND		5,670,134

France - 5.2%
Accor SA	5,852	254,733
Aeroports de Paris	899	172,048
Air Liquide SA	12,033	1,460,801
Alstom SA	4,588	184,745
Arkema SA	2,265	214,972
Atos Origin SA	2,703	246,642
AXA SA	54,616	1,266,555
BNP Paribas SA	32,074	1,503,903
Bouygues SA	5,868	207,675
Bureau Veritas SA	8,190	181,861
Capgemini SA	4,767	526,425
Carrefour SA	16,492	326,285
Compagnie de St. Gobain	15,226	525,419
Credit Agricole SA	35,091	400,789
Danone SA	17,515	1,274,598
Dassault Systemes SA	3,898	488,774
Edenred SA	5,976	242,414
Eiffage SA	1,773	166,246
ENGIE	45,886	734,508
Essilor International SA	5,547	702,690
Faurecia SA	2,342	102,294
Gecina SA	1,081	158,623
Groupe Eurotunnel SA	16,032	234,516
Hermes International SCA	596	357,736
Iliad SA	803	92,003
Ingenico SA	1,695	92,368
Kering SA	2,134	1,068,627
Klepierre SA	5,579	191,316
L'Oreal SA	6,933	1,671,028
Legrand SA	7,763	459,915
LVMH Moet Hennessy - Louis Vuitton SA	7,809	2,505,130
Michelin CGDE Series B	5,267	572,112
Natixis SA	25,165	128,811
Orange SA	65,820	1,020,895
Orpea	1,504	149,252
Pernod Ricard SA	6,315	1,048,082
Peugeot Citroen SA	13,211	332,518
Publicis Groupe SA	6,071	370,695
Renault SA	5,588	395,594
Rubis	2,530	150,728
Safran SA	9,293	1,221,001
Sanofi SA	33,714	2,930,351
Schneider Electric SA	17,092	1,215,612
SCOR SE	5,079	213,723
Societe Generale Series A	21,847	681,179
Sodexo SA	2,763	287,790
SR Teleperformance SA	1,664	286,264
Suez Environnement SA	9,978	127,742
Thales SA	2,986	330,362
Total SA	72,230	3,959,732
Valeo SA	6,340	198,338
Veolia Environnement SA	15,304	322,662
VINCI SA	14,447	1,271,199
Vivendi SA	25,594	652,621

TOTAL FRANCE		35,882,902

Germany - 4.4%
adidas AG	6,046	1,437,336
Allianz SE	12,981	2,754,213
Axel Springer Verlag AG	1,415	86,487
BASF AG	26,277	1,924,992
Bayer AG	24,080	1,825,164
Bayerische Motoren Werke AG (BMW)	8,170	686,953
Beiersdorf AG	2,837	283,483
Brenntag AG	5,000	236,738
Commerzbank AG (a)	28,724	205,846
Continental AG	3,125	493,864
Covestro AG (b)	2,146	118,345
Daimler AG (Germany)	28,751	1,700,048
Deutsche Bank AG	44,977	398,769
Deutsche Borse AG	5,477	729,251
Deutsche Lufthansa AG	6,403	161,675
Deutsche Post AG	27,948	825,476
Deutsche Telekom AG	91,003	1,479,788
Deutsche Wohnen AG (Bearer)	9,434	470,692
E.ON AG	57,621	640,537
Evonik Industries AG	4,235	115,659
Fraport AG Frankfurt Airport Services Worldwide	878	69,282
Freenet AG	4,734	100,676
Fresenius Medical Care AG & Co. KGaA	6,168	453,657
Fresenius SE & Co. KGaA	11,528	597,727
GEA Group AG	4,866	133,782
Hannover Reuck SE	1,613	232,442
HeidelbergCement Finance AG	3,405	235,787
Henkel AG & Co. KGaA	2,984	273,410
Hugo Boss AG	1,901	136,297
Infineon Technologies AG	33,406	743,066
innogy SE (b)	3,406	161,398
K&S AG	6,118	118,905
KION Group AG	1,820	105,034
Lanxess AG	2,753	151,315
LEG Immobilien AG	1,784	209,302
Merck KGaA	3,916	410,485
Morphosys AG (a)	906	97,790
MTU Aero Engines Holdings AG	1,547	333,245
Muenchener Rueckversicherungs AG	4,559	1,017,388
OSRAM Licht AG	2,640	112,137
ProSiebenSat.1 Media AG	6,322	112,851
Puma AG	158	87,982
Rheinmetall AG	1,181	122,444
RWE AG	13,991	346,545
SAP SE	28,037	2,899,174
Siemens AG	21,823	2,392,451
Symrise AG	3,564	296,161
Telefonica Deutschland Holding AG	19,676	68,915
Thyssenkrupp AG	12,963	229,535
TUI AG (GB)	12,534	189,713
Uniper SE	5,832	168,685
United Internet AG	3,436	136,037
Vonovia SE	13,231	663,468
Wirecard AG	3,324	550,533
Zalando SE (a)(b)	3,030	92,426

TOTAL GERMANY		30,625,361

Greece - 0.1%
Alpha Bank AE (a)	46,153	46,118
EFG Eurobank Ergasias SA (a)	62,731	39,060
Greek Organization of Football Prognostics SA	6,487	63,298
Hellenic Telecommunications Organization SA	5,933	74,360
Jumbo SA	3,755	61,375
Motor Oil (HELLAS) Corinth Refineries SA	2,217	55,192
Mytilineos Holdings SA	1,570	14,772
National Bank of Greece SA (a)	10,579	11,836
Piraeus Bank SA	3,797	2,477
Titan Cement Co. SA (Reg.)	636	14,312

TOTAL GREECE		382,800

Hong Kong - 2.3%
AIA Group Ltd.	345,600	3,120,600
Bank of East Asia Ltd.	33,729	113,770
Beijing Enterprises Holdings Ltd.	14,000	79,586
BOC Hong Kong (Holdings) Ltd.	105,500	407,643
China Everbright International Ltd.	78,185	78,953
China Jinmao Holdings Group Ltd.	140,000	71,066
China Merchants Holdings International Co. Ltd.	26,000	51,556
China Mobile Ltd.	157,000	1,651,223
China Overseas Land and Investment Ltd.	124,000	467,744
China Resources Beer Holdings Co. Ltd.	42,000	147,619
China Resources Pharmaceutical Group Ltd. (b)	63,500	90,555
China Resources Power Holdings Co. Ltd.	50,000	100,217
China Taiping Insurance Group Ltd.	39,600	109,317
China Unicom Ltd.	182,000	208,477
CITIC Pacific Ltd.	180,000	272,676
CLP Holdings Ltd.	57,000	663,883
CNOOC Ltd.	460,000	768,854
CSPC Pharmaceutical Group Ltd.	118,000	203,573
Far East Horizon Ltd.	69,000	71,327
Fosun International Ltd.	71,000	106,533
Galaxy Entertainment Group Ltd.	79,000	550,049
Guangdong Investment Ltd.	72,000	137,497
Hang Lung Group Ltd.	30,000	88,163
Hang Lung Properties Ltd.	62,000	135,758
Hang Seng Bank Ltd.	21,000	483,145
Henderson Land Development Co. Ltd.	44,000	250,128
Hong Kong & China Gas Co. Ltd.	251,000	545,435
Hong Kong Exchanges and Clearing Ltd.	33,300	1,041,928
Hysan Development Co. Ltd.	19,000	98,873
Lenovo Group Ltd.	186,000	135,789
Link (REIT)	65,000	714,489
MTR Corp. Ltd.	42,559	238,023
New World Development Co. Ltd.	145,000	228,687
PCCW Ltd.	145,000	86,317
Power Assets Holdings Ltd.	39,500	266,093
Sino Land Ltd.	87,425	157,215
Sino-Ocean Group Holding Ltd.	72,000	35,389
Sun Art Retail Group Ltd.	72,000	71,562
Sun Hung Kai Properties Ltd.	46,000	771,537
Swire Pacific Ltd. (A Shares)	13,500	159,883
Swire Properties Ltd.	27,200	106,167
Techtronic Industries Co. Ltd.	44,500	259,771
Vitasoy International Holdings Ltd.	28,000	113,910
Wharf Holdings Ltd.	93,000	281,093
Wheelock and Co. Ltd.	26,000	166,676

TOTAL HONG KONG		15,908,749

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	13,653	163,328
OTP Bank PLC	6,244	257,205
Richter Gedeon PLC	3,902	83,123

TOTAL HUNGARY		503,656

India - 2.4%
Adani Ports & Special Economic Zone Ltd. (a)	21,395	102,106
Asian Paints Ltd.	13,396	266,674
Aurobindo Pharma Ltd.	7,637	84,786
Axis Bank Ltd. (a)	48,980	498,842
Bajaj Auto Ltd.	3,567	128,412
Bajaj Finance Ltd.	6,137	222,687
Bajaj Finserv Ltd.	1,588	136,329
Bharat Petroleum Corp. Ltd.	20,428	99,448
Bharti Airtel Ltd.	28,863	124,628
Bharti Infratel Ltd.	22,576	92,980
Coal India Ltd.	39,336	124,533
Dr. Reddy's Laboratories Ltd.	3,339	128,109
Eicher Motors Ltd.	353	94,547
GAIL India Ltd. (a)	21,748	101,798
Grasim Industries Ltd. (a)	10,797	109,705
HCL Technologies Ltd.	16,539	234,287
HDFC Bank Ltd.	60,814	1,783,807
Hero Motocorp Ltd.	3,475	128,008
Hindalco Industries Ltd.	40,175	118,045
Hindustan Petroleum Corp. Ltd.	20,178	66,397
Hindustan Unilever Ltd.	20,551	510,662
Housing Development Finance Corp. Ltd.	45,245	1,225,715
ICICI Bank Ltd.	190,899	982,875
Indiabulls Housing Finance Ltd.	9,286	86,984
Indian Oil Corp. Ltd.	54,090	104,315
IndusInd Bank Ltd.	15,892	337,179
Infosys Ltd.	115,905	1,224,168
ITC Ltd.	251,751	988,591
JSW Steel Ltd.	32,054	124,042
Kotak Mahindra Bank Ltd.	31,902	564,557
Larsen & Toubro Ltd.	35,736	661,892
Lupin Ltd. (a)	7,099	87,607
Mahindra & Mahindra Ltd.	28,015	268,484
Maruti Suzuki India Ltd.	3,936	368,370
Motherson Sumi Systems Ltd.	31,928	63,262
NTPC Ltd.	77,640	152,851
Oil & Natural Gas Corp. Ltd.	71,564	142,452
Petronet LNG Ltd.	20,711	66,444
Piramal Enterprises Ltd.	2,052	58,774
Power Grid Corp. of India Ltd.	67,171	178,529
Reliance Industries Ltd.	95,645	1,654,041
State Bank of India (a)	92,514	382,846
Sun Pharmaceutical Industries Ltd.	29,144	173,915
Tata Consultancy Services Ltd.	30,694	871,206
Tata Motors Ltd. (a)	52,625	135,502
Tata Steel Ltd.	21,325	143,259
Titan Co. Ltd.	10,867	152,499
United Spirits Ltd. (a)	6,730	51,196
UPL Ltd. (a)	9,657	107,035
Vedanta Ltd.	28,712	79,852
Yes Bank Ltd.	43,785	119,767
Zee Entertainment Enterprises Ltd.	18,692	100,151

TOTAL INDIA		16,815,150

Indonesia - 0.5%
Barito Pacific Tbk PT	174,700	32,633
PT Adaro Energy Tbk	345,800	34,401
PT Astra International Tbk	586,100	354,449
PT Bank Central Asia Tbk	380,000	766,255
PT Bank Danamon Indonesia Tbk Series A	56,700	36,928
PT Bank Jabar Banten Tbk	232,900	38,838
PT Bank Mandiri (Persero) Tbk	504,700	270,481
PT Bank Negara Indonesia (Persero) Tbk	222,300	144,382
PT Bank Rakyat Indonesia Tbk	1,539,700	424,251
PT Bank Tabungan Negara Tbk	58,200	11,413
PT Bumi Resources Tbk (a)	167,700	2,016
PT Bumi Serpong Damai Tbk (a)	355,800	33,868
PT Charoen Pokphand Indonesia Tbk	191,400	101,368
PT Ciputra Development Tbk	272,700	19,029
PT Gudang Garam Tbk	11,300	67,650
PT Indah Kiat Pulp & Paper Tbk	57,900	53,870
PT Indo Tambangraya Megah Tbk	8,600	14,033
PT Indocement Tunggal Prakarsa Tbk	42,800	58,889
PT Indofood CBP Sukses Makmur Tbk	66,000	50,896
PT Indofood Sukses Makmur Tbk	146,200	81,091
PT Jasa Marga Tbk	90,500	31,867
PT Kalbe Farma Tbk	692,200	79,264
PT Matahari Department Store Tbk	77,000	38,576
PT Perusahaan Gas Negara Tbk Series B	352,400	64,818
PT Semen Gresik (Persero) Tbk	83,600	75,837
PT Surya Citra Media Tbk	89,600	12,088
PT Telekomunikasi Indonesia Tbk Series B	1,443,800	402,934
PT United Tractors Tbk	35,300	64,991
PT Waskita Karya Persero Tbk	187,000	26,432
PT XL Axiata Tbk (a)	40,700	6,321

TOTAL INDONESIA		3,399,869

Ireland - 0.5%
Bank Ireland Group PLC	29,342	175,649
CRH PLC	24,300	699,466
DCC PLC (United Kingdom)	2,628	214,569
Glanbia PLC	5,461	104,386
Grafton Group PLC unit	7,674	73,929
Greencore Group PLC	19,450	49,236
ICON PLC (a)	1,768	247,308
James Hardie Industries PLC CDI	13,422	149,566
Kerry Group PLC Class A	4,439	453,468
Kingspan Group PLC (Ireland)	4,385	179,181
Paddy Power Betfair PLC (Ireland)	2,534	207,235
Ryanair Holdings PLC sponsored ADR (a)	5,984	424,864
Smurfit Kappa Group PLC	7,254	209,068
United Drug PLC (United Kingdom)	8,426	64,099

TOTAL IRELAND		3,252,024

Isle of Man - 0.0%
Genting Singapore Ltd.	156,700	128,042
NEPI Rockcastle PLC	17,539	165,873

TOTAL ISLE OF MAN		293,915

Israel - 0.4%
Alony Hetz Properties & Investments Ltd.	4,170	44,093
Azrieli Group	811	43,145
Bank Hapoalim BM (Reg.)	28,735	194,367
Bank Leumi le-Israel BM	43,092	284,368
Bezeq The Israel Telecommunication Corp. Ltd.	64,433	51,630
Check Point Software Technologies Ltd. (a)	3,837	429,437
CyberArk Software Ltd. (a)	1,002	87,936
Elbit Systems Ltd. (Israel)	561	69,320
First International Bank of Israel	1,337	31,610
Gazit-Globe Ltd.	1,078	8,810
Israel Chemicals Ltd.	14,977	86,722
Israel Discount Bank Ltd. (Class A)	35,022	123,601
Mellanox Technologies Ltd. (a)	1,240	115,828
Mizrahi Tefahot Bank Ltd.	3,691	68,543
NICE Systems Ltd. (a)	1,549	170,480
Orbotech Ltd. (a)	1,715	105,181
Paz Oil Co. Ltd.	241	35,991
Strauss Group Ltd.	1,379	33,480
Taro Pharmaceutical Industries Ltd.	326	31,016
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	26,540	526,819
Tower Semiconductor Ltd. (a)	3,065	45,722
Wix.com Ltd. (a)	625	68,344

TOTAL ISRAEL		2,656,443

Italy - 1.2%
A2A SpA	49,017	89,319
Assicurazioni Generali SpA	36,152	632,901
Atlantia SpA	13,289	313,947
Azimut Holding SpA	5,166	65,457
Banca Generali SpA	1,014	23,909
Banca Mediolanum S.p.A.	8,889	54,178
Banca Popolare dell'Emilia Romagna	17,936	60,685
Banco BPM SpA (a)	50,774	98,309
Brembo SpA	5,078	57,948
Cerved Information Solutions SpA	6,820	60,029
Davide Campari-Milano SpA	15,227	136,729
DiaSorin S.p.A.	835	76,411
Enel SpA	217,606	1,315,194
Eni SpA	76,485	1,296,867
FinecoBank SpA	12,805	139,062
Hera SpA	24,597	83,110
Interpump Group SpA	2,664	85,744
Intesa Sanpaolo SpA	439,369	1,005,332
Italgas SpA	16,058	97,010
Leonardo SpA	10,918	105,697
Mediobanca SpA	17,148	149,441
Moncler SpA	3,576	134,663
Pirelli & C. S.p.A. (a)(b)	12,217	79,762
Poste Italiane SpA (b)	12,731	109,493
Prysmian SpA	6,024	129,145
Recordati SpA	3,262	118,134
Saipem SpA (a)	14,656	69,634
Snam Rete Gas SpA	69,316	330,844
Telecom Italia SpA (a)	307,938	171,338
Terna SpA	37,104	228,145
UniCredit SpA	61,101	705,516
Unione di Banche Italiane SCpA	27,172	69,635
Unipol Gruppo SpA	14,914	68,248
Unipolsai SpA	31,747	79,216

TOTAL ITALY		8,241,052

Japan - 16.6%
77 Bank Ltd.	1,400	24,665
ABC-MART, Inc.	600	34,372
ACOM Co. Ltd.	14,200	49,669
Activia Properties, Inc.	20	86,573
Adeka Corp.	2,500	39,339
Advance Residence Investment Corp.	36	106,422
Advantest Corp.	5,300	120,330
Aeon (REIT) Investment Corp.	43	50,293
AEON Co. Ltd.	25,600	519,051
AEON Financial Service Co. Ltd.	3,700	71,571
AEON MALL Co. Ltd.	2,800	46,425
Agc, Inc.	6,500	219,899
Aica Kogyo Co. Ltd.	2,300	80,555
Ain Holdings, Inc.	800	58,462
Air Water, Inc.	6,600	109,854
Aisin Seiki Co. Ltd.	5,300	208,740
Ajinomoto Co., Inc.	16,800	290,115
Alfresa Holdings Corp.	6,700	184,346
All Nippon Airways Ltd.	10,900	401,076
Alps Electric Co. Ltd.	5,900	123,877
Amada Holdings Co. Ltd.	10,700	107,270
Amano Corp.	1,200	24,931
Anritsu Corp.	4,000	70,801
Aoyama Trading Co. Ltd.	2,000	49,888
Aozora Bank Ltd.	3,100	95,341
Ariake Japan Co. Ltd.	400	24,127
Asahi Group Holdings	13,500	563,300
ASAHI INTECC Co. Ltd.	3,300	142,997
Asahi Kasei Corp.	38,400	420,223
Asics Corp.	5,400	77,833
Astellas Pharma, Inc.	63,400	940,744
Azbil Corp.	3,600	75,553
Bandai Namco Holdings, Inc.	6,500	286,137
Bank of Kyoto Ltd.	2,200	93,413
Benesse Holdings, Inc.	3,000	78,247
Bic Camera, Inc.	5,300	62,087
Bridgestone Corp.	19,400	745,900
Brother Industries Ltd.	7,400	124,460
Calbee, Inc.	3,200	102,529
Canon, Inc.	32,000	920,327
Casio Computer Co. Ltd.	7,500	99,633
Central Japan Railway Co.	5,900	1,272,353
Chiba Bank Ltd.	22,900	139,177
Chiyoda Corp.	3,300	9,998
Chubu Electric Power Co., Inc.	21,100	333,087
Chugai Pharmaceutical Co. Ltd.	6,200	365,426
Chugoku Electric Power Co., Inc.	10,200	139,246
Citizen Watch Co. Ltd.	6,500	34,611
CKD Corp.	600	5,630
Coca-Cola West Co. Ltd.	2,800	86,243
COMSYS Holdings Corp.	3,400	88,492
Concordia Financial Group Ltd.	35,600	146,420
Cosmo Energy Holdings Co. Ltd.	1,400	31,567
Cosmos Pharmaceutical Corp.	200	38,228
Credit Saison Co. Ltd.	4,300	56,452
CyberAgent, Inc.	2,800	89,970
Dai Nippon Printing Co. Ltd.	9,100	210,196
Dai-ichi Mutual Life Insurance Co.	34,900	563,751
Daicel Chemical Industries Ltd.	9,700	101,519
Daido Steel Co. Ltd.	1,500	62,520
Daifuku Co. Ltd.	3,300	164,811
Daiichi Sankyo Kabushiki Kaisha	18,900	653,627
Daiichikosho Co. Ltd.	1,300	61,345
Daikin Industries Ltd.	8,500	920,050
Dainippon Sumitomo Pharma Co. Ltd.	5,000	116,869
Daishi Hokuetsu Financial Group, Inc.	800	22,988
Daito Trust Construction Co. Ltd.	2,300	319,793
Daiwa House Industry Co. Ltd.	19,400	628,174
Daiwa House REIT Investment Corp.	43	101,139
Daiwa Office Investment Corp.	8	53,468
Daiwa Securities Group, Inc.	51,300	255,170
DeNA Co. Ltd.	2,000	35,254
Denki Kagaku Kogyo KK	3,000	96,121
DENSO Corp.	15,100	691,474
Dentsu, Inc.	7,400	350,553
Dic Corp.	2,800	89,585
Disco Corp.	900	132,862
Dmg Mori Co. Ltd.	2,200	29,710
Dowa Holdings Co. Ltd.	1,300	41,533
East Japan Railway Co.	11,200	1,036,456
Ebara Corp.	3,200	87,958
Eisai Co. Ltd.	8,700	672,438
Electric Power Development Co. Ltd.	4,800	119,730
Ezaki Glico Co. Ltd.	1,500	74,501
FamilyMart Co. Ltd.	2,700	315,300
Fanuc Corp.	5,600	952,457
Fast Retailing Co. Ltd.	1,800	823,447
Frontier Real Estate Investment Corp.	13	53,110
Fuji Corp.	1,600	20,814
Fuji Electric Co. Ltd.	3,700	113,794
Fuji Oil Holdings, Inc.	2,100	66,224
Fuji Seal International, Inc.	1,500	49,782
Fujifilm Holdings Corp.	13,300	569,608
Fujikura Ltd.	5,500	24,035
Fujitsu Ltd.	5,800	387,856
Fukuoka Financial Group, Inc.	5,100	112,418
Fukuyama Transporting Co. Ltd.	1,100	44,081
Furukawa Electric Co. Ltd.	2,200	65,642
Fuyo General Lease Co. Ltd.	400	19,904
Glory Ltd.	1,400	34,690
GLP J-REIT	92	97,722
GS Yuasa Corp.	2,700	56,169
Gunma Bank Ltd.	16,100	70,948
H2O Retailing Corp.	3,500	49,130
Hakuhodo DY Holdings, Inc.	7,800	119,587
Hamamatsu Photonics K.K.	4,100	146,422
Hankyu Hanshin Holdings, Inc.	7,600	270,718
Hanwa Co. Ltd.	800	22,144
Harmonic Drive Systems, Inc.	500	17,397
Haseko Corp.	9,700	107,308
Hikari Tsushin, Inc.	600	95,736
Hino Motors Ltd.	9,500	95,153
Hirose Electric Co. Ltd.	1,100	117,751
Hiroshima Bank Ltd.	11,800	68,249
Hisamitsu Pharmaceutical Co., Inc.	2,400	122,286
Hitachi Chemical Co. Ltd.	3,800	62,377
Hitachi Construction Machinery Co. Ltd.	3,600	90,822
Hitachi High-Technologies Corp.	2,300	82,773
Hitachi Ltd.	28,600	896,138
Hitachi Metals Ltd.	4,700	52,599
Hokuhoku Financial Group, Inc.	5,300	60,724
Honda Motor Co. Ltd.	51,700	1,552,136
Horiba Ltd.	1,100	53,826
Hoshizaki Corp.	1,600	113,399
House Foods Group, Inc.	2,000	69,314
Hoya Corp.	11,200	647,580
Hulic Co. Ltd.	13,700	126,152
Ibiden Co. Ltd.	4,100	59,585
Idemitsu Kosan Co. Ltd.	2,900	102,102
IHI Corp.	4,800	151,370
Iida Group Holdings Co. Ltd.	4,700	85,478
Industrial & Infrastructure Fund Investment Corp.	50	53,385
INPEX Corp.	32,300	310,027
Invincible Investment Corp.	160	69,552
Isetan Mitsukoshi Holdings Ltd.	10,700	109,824
Isuzu Motors Ltd.	18,100	268,530
IT Holdings Corp.	2,500	112,004
ITO EN Ltd.	2,000	88,777
Itochu Corp.	45,500	831,887
ITOCHU Techno-Solutions Corp.	2,700	56,070
Itoham Yonekyu Holdings, Inc.	6,100	38,697
Iyo Bank Ltd.	12,100	66,762
Izumi Co. Ltd.	1,600	80,496
J. Front Retailing Co. Ltd.	7,800	89,225
JAFCO Co. Ltd.	800	27,983
Japan Airlines Co. Ltd.	11,100	403,951
Japan Airport Terminal Co. Ltd.	2,400	91,659
Japan Excellent, Inc.	45	64,283
Japan Exchange Group, Inc.	15,900	278,952
Japan Hotel REIT Investment Corp.	105	80,491
Japan Logistics Fund, Inc.	23	48,566
Japan Prime Realty Investment Corp.	24	97,719
Japan Real Estate Investment Corp.	36	210,861
Japan Retail Fund Investment Corp.	67	137,168
Japan Steel Works Ltd.	1,400	25,783
Japan Tobacco, Inc.	32,000	807,895
JFE Holdings, Inc.	17,000	298,797
JGC Corp.	7,200	109,727
Joyful Honda Co. Ltd.	4,100	53,901
JSR Corp.	6,500	104,788
JTEKT Corp.	6,400	82,787
JX Holdings, Inc.	71,800	391,151
K's Holdings Corp.	5,700	56,621
Kagome Co. Ltd.	2,700	71,760
Kajima Corp.	15,300	217,157
Kakaku.com, Inc.	3,700	64,676
Kaken Pharmaceutical Co. Ltd.	1,000	47,097
Kamigumi Co. Ltd.	4,300	95,060
Kaneka Corp.	2,300	89,741
Kansai Electric Power Co., Inc.	23,400	355,323
Kansai Paint Co. Ltd.	7,500	131,513
Kao Corp.	14,500	1,021,290
Kawasaki Heavy Industries Ltd.	4,300	107,969
Kawasaki Kisen Kaisha Ltd. (a)	1,700	22,146
KDDI Corp.	51,700	1,291,706
Keihan Electric Railway Co., Ltd.	3,300	135,878
Keihin Electric Express Railway Co. Ltd.	7,600	129,149
Keio Corp.	3,600	206,564
Keisei Electric Railway Co.	5,400	171,035
Kenedix Office Investment Corp.	10	68,579
Kewpie Corp.	3,700	83,732
Keyence Corp.	2,500	1,282,075
Kikkoman Corp.	5,700	301,942
Kinden Corp.	3,700	60,735
Kintetsu Group Holdings Co. Ltd.	5,400	235,235
Kirin Holdings Co. Ltd.	26,700	634,868
Kobayashi Pharmaceutical Co. Ltd.	1,600	101,354
Kobe Steel Ltd.	10,800	86,261
Koito Manufacturing Co. Ltd.	3,800	227,808
Kokuyo Co. Ltd.	4,900	71,526
Komatsu Ltd.	28,400	747,833
Konami Holdings Corp.	3,100	142,584
Konica Minolta, Inc.	13,700	137,472
Kose Corp.	800	117,439
Kubota Corp.	34,600	544,452
Kuraray Co. Ltd.	9,700	148,806
Kurita Water Industries Ltd.	4,000	101,354
Kyocera Corp.	10,500	589,369
Kyowa Exeo Corp.	3,000	73,537
Kyowa Hakko Kirin Co., Ltd.	7,000	133,670
Kyudenko Corp.	1,500	53,776
Kyushu Electric Power Co., Inc.	14,200	175,471
Kyushu Financial Group, Inc.	17,800	72,393
Kyushu Railway Co.	4,200	143,053
Lawson, Inc.	1,400	86,243
Leopalace21 Corp.	5,200	24,586
LINE Corp. (a)	1,400	50,411
Lion Corp.	8,100	168,284
LIXIL Group Corp.	7,800	114,288
M3, Inc.	9,900	142,240
Mabuchi Motor Co. Ltd.	1,700	59,463
Maeda Corp.	5,700	56,202
Makita Corp.	8,200	289,832
Marubeni Corp.	51,000	396,388
Marui Group Co. Ltd.	7,400	149,868
Maruichi Steel Tube Ltd.	2,400	76,897
Matsumotokiyoshi Holdings Co. Ltd.	2,800	86,114
Mazda Motor Corp.	19,600	216,918
McDonald's Holdings Co. (Japan) Ltd.	1,700	75,148
Mebuki Financial Group, Inc.	36,000	100,803
Medipal Holdings Corp.	5,400	124,434
Meiji Holdings Co. Ltd.	4,500	347,441
Minebea Mitsumi, Inc.	13,400	219,222
Miraca Holdings, Inc.	1,800	44,436
Misumi Group, Inc.	8,300	188,974
Mitsubishi Chemical Holdings Corp.	44,400	380,350
Mitsubishi Corp.	45,500	1,328,763
Mitsubishi Electric Corp.	63,400	797,780
Mitsubishi Estate Co. Ltd.	40,200	710,258
Mitsubishi Gas Chemical Co., Inc.	6,300	99,192
Mitsubishi Heavy Industries Ltd.	9,500	366,569
Mitsubishi Logistics Corp.	2,900	74,067
Mitsubishi Materials Corp.	3,500	99,931
Mitsubishi Motors Corp. of Japan	23,500	145,196
Mitsubishi Tanabe Pharma Corp.	6,600	103,067
Mitsubishi UFJ Financial Group, Inc.	408,700	2,192,234
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,900	86,265
Mitsui & Co. Ltd.	51,600	839,670
Mitsui Chemicals, Inc.	5,800	145,047
Mitsui Fudosan Co. Ltd.	28,600	692,387
Mitsui Mining & Smelting Co. Ltd.	1,300	30,470
Mitsui OSK Lines Ltd.	3,200	79,673
Miura Co. Ltd.	3,400	84,278
mixi, Inc.	1,400	35,384
Mizuho Financial Group, Inc.	715,600	1,174,555
MonotaRO Co. Ltd.	4,200	89,186
Mori Hills REIT Investment Corp.	28	37,145
Morinaga & Co. Ltd.	1,800	73,702
Morinaga Milk Industry Co. Ltd.	1,000	28,919
MS&AD Insurance Group Holdings, Inc.	14,400	427,538
Murata Manufacturing Co. Ltd.	6,200	931,338
Nabtesco Corp.	3,500	92,123
Nachi-Fujikoshi Corp.	500	19,945
Nagase & Co. Ltd.	4,600	67,147
Nagoya Railroad Co. Ltd.	5,600	148,065
Nankai Electric Railway Co. Ltd.	3,400	90,896
NEC Corp.	7,600	254,671
New Hampshire Foods Ltd.	2,900	114,482
Nexon Co. Ltd. (a)	9,000	137,324
NGK Insulators Ltd.	8,000	122,653
NGK Spark Plug Co. Ltd.	5,100	109,468
NHK Spring Co. Ltd.	6,600	61,137
Nichias Corp.	2,200	38,052
Nichirei Corp.	4,300	115,904
Nidec Corp.	8,000	956,989
Nifco, Inc.	3,300	80,163
Nihon Kohden Corp.	2,300	72,109
Nihon M&A Center, Inc.	3,800	94,786
Nihon Parkerizing Co. Ltd.	2,100	24,793
Nihon Unisys Ltd.	2,100	49,991
Nikkon Holdings Co. Ltd.	2,300	57,814
Nikon Corp.	10,900	186,528
Nintendo Co. Ltd.	3,500	1,061,508
Nippon Accommodations Fund, Inc.	14	74,418
Nippon Building Fund, Inc.	41	264,990
Nippon Electric Glass Co. Ltd.	2,200	60,996
Nippon Express Co. Ltd.	2,600	164,223
Nippon Gas Co. Ltd.	1,300	47,560
Nippon Kayaku Co. Ltd.	6,200	77,923
Nippon Light Metal Holding Co. Ltd.	21,300	47,127
Nippon Paint Holdings Co. Ltd.	5,700	190,480
Nippon Paper Industries Co. Ltd.	3,800	74,343
Nippon Prologis REIT, Inc.	47	102,479
Nippon Shinyaku Co. Ltd.	1,800	114,023
Nippon Shokubai Co. Ltd.	1,000	66,101
Nippon Steel & Sumitomo Metal Corp.	26,400	487,161
Nippon Suisan Kaisha Co. Ltd.	6,800	41,827
Nippon Telegraph & Telephone Corp.	40,100	1,723,827
Nippon Yusen KK	5,900	98,473
Nipro Corp.	4,700	62,911
Nishi-Nippon Financial Holdings, Inc.	6,100	54,938
Nishi-Nippon Railroad Co. Ltd.	2,900	73,934
Nissan Chemical Corp.	4,500	238,788
Nissan Motor Co. Ltd.	69,000	589,260
Nisshin Seifun Group, Inc.	8,200	164,941
Nisshinbo Holdings, Inc.	3,500	30,397
Nissin Food Holdings Co. Ltd.	2,900	183,971
Nitori Holdings Co. Ltd.	2,500	324,994
Nitto Denko Corp.	4,800	270,571
NKSJ Holdings, Inc.	12,200	457,647
NOF Corp.	2,500	82,281
NOK Corp.	2,800	45,062
Nomura Holdings, Inc.	105,100	410,397
Nomura Real Estate Holdings, Inc.	4,200	81,474
Nomura Real Estate Master Fund, Inc.	124	177,476
Nomura Research Institute Ltd.	3,700	150,819
NSK Ltd.	14,900	144,862
NTN Corp.	22,300	72,883
NTT Data Corp.	19,000	226,064
NTT DOCOMO, Inc.	37,000	888,992
Obayashi Corp.	19,200	182,085
OBIC Co. Ltd.	2,000	188,754
Odakyu Electric Railway Co. Ltd.	9,300	208,754
Oji Holdings Corp.	24,900	143,788
Okuma Corp.	700	36,052
Okumura Corp.	700	22,075
Olympus Corp.	9,500	389,855
OMRON Corp.	5,900	241,037
Ono Pharmaceutical Co. Ltd.	16,500	359,084
Open House Co. Ltd.	1,200	49,906
Oracle Corp. Japan	1,000	72,711
Oriental Land Co. Ltd.	6,700	684,609
ORIX Corp.	37,900	570,631
ORIX JREIT, Inc.	67	117,054
Osaka Gas Co. Ltd.	12,300	242,443
OSG Corp.	3,700	75,512
Otsuka Corp.	3,000	96,672
Otsuka Holdings Co. Ltd.	16,600	678,630
Pan Pacific International Hold	3,800	220,831
Panasonic Corp.	67,800	663,913
Park24 Co. Ltd.	2,600	61,894
Penta-Ocean Construction Co. Ltd.	9,600	56,141
PeptiDream, Inc. (a)	2,300	97,870
Pigeon Corp.	3,500	136,241
Pilot Corp.	1,000	48,749
Pola Orbis Holdings, Inc.	2,800	83,415
Rakuten, Inc.	23,400	175,943
Recruit Holdings Co. Ltd.	40,400	1,080,239
Relo Group, Inc.	3,600	94,590
Rengo Co. Ltd.	7,400	64,540
Resona Holdings, Inc.	64,500	325,624
Resorttrust, Inc.	2,100	29,324
Ricoh Co. Ltd.	22,400	238,138
Rinnai Corp.	1,100	72,711
ROHM Co. Ltd.	2,500	175,350
Rohto Pharmaceutical Co. Ltd.	3,400	91,239
Ryohin Keikaku Co. Ltd.	700	165,160
Sankyu, Inc.	1,700	82,717
Santen Pharmaceutical Co. Ltd.	11,700	161,013
Sanwa Holdings Corp.	8,100	92,954
Sapporo Breweries Ltd.	1,700	38,721
Sawai Pharmaceutical Co. Ltd.	1,100	56,553
SBI Holdings, Inc. Japan	6,400	136,196
Screen Holdings Co. Ltd.	1,100	46,807
SCSK Corp.	1,100	44,384
Secom Co. Ltd.	6,100	509,673
Sega Sammy Holdings, Inc.	6,400	89,897
Seibu Holdings, Inc.	7,600	131,661
Seiko Epson Corp.	8,900	141,191
Seino Holdings Co. Ltd.	5,100	70,232
Sekisui Chemical Co. Ltd.	14,300	222,131
Sekisui House Ltd.	19,500	291,090
Seria Co. Ltd.	1,100	33,831
Seven & i Holdings Co. Ltd.	22,800	992,780
Seven Bank Ltd.	21,200	63,060
SG Holdings Co. Ltd.	2,200	58,916
Sharp Corp.	3,300	34,931
Shikoku Electric Power Co., Inc.	6,200	78,208
Shima Seiki Manufacturing Ltd.	500	16,273
Shimadzu Corp.	9,100	208,442
Shimamura Co. Ltd.	500	43,195
SHIMANO, Inc.	2,500	349,323
SHIMIZU Corp.	22,000	186,826
Shin-Etsu Chemical Co. Ltd.	11,700	986,504
Shinsei Bank Ltd.	6,800	91,894
Shionogi & Co. Ltd.	9,000	552,435
Shiseido Co. Ltd.	11,600	689,557
Shizuoka Bank Ltd.	17,200	144,011
SHO-BOND Holdings Co. Ltd.	500	35,300
Shochiku Co. Ltd.	300	30,076
Showa Denko K.K.	4,500	150,379
Showa Shell Sekiyu K.K.	5,300	78,825
Skylark Co. Ltd.	4,800	79,761
SMC Corp.	2,000	656,048
SoftBank Corp.	26,400	2,079,363
Sohgo Security Services Co., Ltd.	2,700	117,494
Sojitz Corp.	37,600	144,290
Sony Corp.	36,200	1,813,871
Sony Financial Holdings, Inc.	4,500	85,228
Sosei Group Corp. (a)	700	6,510
Sotetsu Holdings, Inc.	2,400	71,719
Square Enix Holdings Co. Ltd.	2,700	89,236
Stanley Electric Co. Ltd.	4,400	127,445
Subaru Corp.	18,900	442,807
Sugi Holdings Co. Ltd.	700	29,048
Sumco Corp.	6,800	94,017
Sumitomo Chemical Co. Ltd.	51,800	269,165
Sumitomo Corp.	36,500	563,459
Sumitomo Electric Industries Ltd.	22,800	323,711
Sumitomo Forestry Co. Ltd.	5,600	72,953
Sumitomo Heavy Industries Ltd.	3,700	124,834
Sumitomo Metal Mining Co. Ltd.	7,400	213,049
Sumitomo Mitsui Financial Group, Inc.	40,500	1,506,680
Sumitomo Mitsui Trust Holdings, Inc.	11,400	431,825
Sumitomo Osaka Cement Co. Ltd.	1,400	61,951
Sumitomo Realty & Development Co. Ltd.	13,700	522,342
Sumitomo Rubber Industries Ltd.	6,200	85,892
Sundrug Co. Ltd.	1,700	54,235
Suntory Beverage & Food Ltd.	3,400	150,296
Suzuken Co. Ltd.	2,500	130,824
Suzuki Motor Corp.	13,000	677,182
Sysmex Corp.	4,900	273,159
T&D Holdings, Inc.	19,800	244,762
Tadano Ltd.	2,700	30,613
Taiheiyo Cement Corp.	3,900	133,193
Taisei Corp.	6,700	314,317
Taisho Pharmaceutical Holdings Co. Ltd.	1,800	181,942
Taiyo Nippon Sanso Corp.	6,100	96,323
Taiyo Yuden Co. Ltd.	3,000	52,440
Takara Holdings, Inc.	5,900	67,382
Takashimaya Co. Ltd.	5,900	79,949
Takeda Pharmaceutical Co. Ltd.	21,684	875,454
TDK Corp.	3,500	275,373
TechnoPro Holdings, Inc.	1,400	73,261
Teijin Ltd.	5,800	99,999
Temp Holdings Co., Ltd.	4,800	85,182
Terumo Corp.	9,900	564,234
The Chugoku Bank Ltd.	7,900	72,600
The Hachijuni Bank Ltd.	15,700	69,473
The Suruga Bank Ltd.	6,100	26,097
THK Co. Ltd.	4,700	111,195
Toagosei Co. Ltd.	3,400	39,486
Tobu Railway Co. Ltd.	5,800	163,470
Toda Corp.	9,400	60,150
Toho Co. Ltd.	3,800	138,325
Toho Gas Co. Ltd.	2,700	115,387
Tohoku Electric Power Co., Inc.	13,400	181,086
Tokai Carbon Co. Ltd.	6,600	90,040
Tokai Tokyo Financial Holdings	4,100	17,992
Tokio Marine Holdings, Inc.	21,700	1,058,255
Tokuyama Corp.	1,400	32,543
Tokyo Century Corp.	1,700	79,284
Tokyo Electric Power Co., Inc. (a)	19,600	120,380
Tokyo Electron Ltd.	4,900	703,342
Tokyo Gas Co. Ltd.	11,600	304,417
Tokyo Ohka Kogyo Co. Ltd.	1,000	28,047
Tokyo Seimitsu Co. Ltd.	1,200	34,923
Tokyo Tatemono Co. Ltd.	7,900	95,881
Tokyu Corp.	17,100	291,999
Tokyu Fudosan Holdings Corp.	16,700	90,763
Topcon Corp.	4,700	63,084
Toppan Printing Co. Ltd.	8,600	140,616
Toray Industries, Inc.	47,700	353,509
Toshiba Corp.	11,900	375,272
Tosoh Corp.	9,300	131,741
Toto Ltd.	4,900	189,612
Toyo Seikan Group Holdings Ltd.	4,600	103,297
Toyo Suisan Kaisha Ltd.	2,900	103,966
Toyo Tire Corp.	2,300	32,264
Toyobo Co. Ltd.	2,100	31,117
Toyoda Gosei Co. Ltd.	2,500	54,418
Toyota Boshoku Corp.	2,900	47,018
Toyota Industries Corp.	6,000	295,800
Toyota Motor Corp.	84,600	5,207,139
Toyota Tsusho Corp.	6,300	200,119
Trend Micro, Inc.	3,100	164,499
TS tech Co. Ltd.	1,000	29,929
Tsumura & Co.	2,600	75,547
Tsuruha Holdings, Inc.	1,100	101,391
Ube Industries Ltd.	4,100	92,370
Ulvac, Inc.	900	29,497
Unicharm Corp.	12,600	387,977
United Urban Investment Corp.	74	118,006
Ushio, Inc.	4,700	53,375
USS Co. Ltd.	6,700	117,115
Wacoal Holdings Corp.	2,800	75,935
Welcia Holdings Co. Ltd.	1,400	52,954
West Japan Railway Co.	5,600	408,156
Yahoo! Japan Corp.	29,000	78,008
Yakult Honsha Co. Ltd.	4,800	318,605
Yamada Denki Co. Ltd.	17,700	87,098
Yamaguchi Financial Group, Inc.	8,400	85,369
Yamaha Corp.	4,800	209,759
Yamaha Motor Co. Ltd.	8,300	177,239
Yamato Holdings Co. Ltd.	12,100	321,759
Yamazaki Baking Co. Ltd.	4,800	93,863
Yaskawa Electric Corp.	7,300	205,077
Yokogawa Electric Corp.	6,700	124,374
Yokohama Rubber Co. Ltd.	4,400	93,070
Zenkoku Hosho Co. Ltd.	2,000	69,865
Zeon Corp.	6,500	66,477
Zozo, Inc.	4,700	94,626

TOTAL JAPAN		114,856,566

Korea (South) - 3.4%
AMOREPACIFIC Corp.	876	142,925
AMOREPACIFIC Group, Inc.	1,130	69,582
BGF Retail Co. Ltd.	303	50,117
BS Financial Group, Inc.	5,926	39,154
Bukwang Pharmaceutical Co. Ltd.	2,705	56,535
Cafe24 Corp. (a)	74	7,357
Celltrion Healthcare Co. Ltd.	1,462	97,779
Celltrion Pharm, Inc.	617	34,887
Celltrion, Inc. (a)	3,061	602,608
CHA Biotech Co. Ltd. (a)	1,750	33,508
Cheil Industries, Inc.	2,644	285,213
Cheil Worldwide, Inc.	2,501	52,833
Chong Kun Dang Pharmaceutical Corp.	142	13,531
CJ CGV Co. Ltd.	28	1,074
CJ CheilJedang Corp.	306	94,213
CJ Corp.	325	35,204
Com2uS Corp.	203	20,913
Cosmax, Inc.	156	17,669
Coway Co. Ltd.	1,508	113,056
Daelim Industrial Co.	989	94,683
Daewoo Engineering & Construction Co. Ltd. (a)	9,498	44,227
Daewoong Pharmaceutical Co. Ltd.	70	12,176
Db Insurance Co. Ltd.	1,549	96,775
DGB Financial Group Co. Ltd.	4,145	32,342
Dong Suh Companies, Inc.	2,848	49,155
Doosan Bobcat, Inc.	341	10,177
Doosan Co. Ltd.	357	37,708
Doosan Heavy Industries & Construction Co. Ltd. (a)	232	2,367
Doosan Infracore Co. Ltd. (a)	3,974	30,937
DuzonBizon Co. Ltd.	214	7,916
E-Mart Co. Ltd.	611	105,456
EO Technics Co. Ltd.	27	1,235
Fila Korea Ltd.	1,243	53,187
G-treeBNT Co. Ltd. (a)	97	2,237
Genexine Co. Ltd. (a)	474	30,508
Grand Korea Leisure Co. Ltd.	426	9,861
Green Cross Corp.	66	8,128
Green Cross Holdings Corp.	401	8,615
GS Engineering & Construction Corp.	2,011	85,055
GS Holdings Corp.	1,090	53,303
GS Retail Co. Ltd.	317	10,273
Hana Financial Group, Inc.	9,123	327,629
Hana Tour Service, Inc.	106	6,746
HanAll BioPharma Co. Ltd. (a)	434	13,596
Hanjin Kal Corp.	1,697	42,256
Hankook Tire Co. Ltd.	2,248	84,469
Hanmi Pharm Co. Ltd.	233	90,902
Hanmi Science Co. Ltd.	1,321	87,043
Hanon Systems	5,820	66,967
Hanssem Co. Ltd.	593	38,274
Hanwha Aerospace Co. Ltd. (a)	884	24,952
Hanwha Chemical Corp.	2,334	47,103
Hanwha Corp.	1,437	45,406
Hanwha Life Insurance Co. Ltd.	3,421	13,224
HDC Hyundai Development Co. (a)	830	36,746
HLB, Inc. (a)	962	64,858
Hotel Shilla Co.	770	53,021
HUGEL, Inc. (a)	23	6,916
Hyosung Advanced Materials Co. (a)	11	1,132
Hyosung Chemical Co. Ltd. (a)	10	1,268
Hyosung Corp.	37	2,328
Hyosung Heavy Industries Co. Ltd. (a)	33	1,345
Hyosung TNC Co. Ltd. (a)	9	1,388
Hyundai Construction Equipment Co. Ltd.	296	14,661
Hyundai Department Store Co. Ltd.	458	39,360
Hyundai Elevator Co. Ltd.	478	47,696
Hyundai Engineering & Construction Co. Ltd.	2,114	118,201
Hyundai Fire & Marine Insurance Co. Ltd.	2,105	70,676
Hyundai Glovis Co. Ltd.	634	80,929
Hyundai Greenfood Co. Ltd.	564	6,971
Hyundai Heavy Industries Co. Ltd. (a)	1,324	164,841
Hyundai Industrial Development & Construction Co.	92	1,542
Hyundai Merchant Marine Co. Ltd. (a)	4,077	14,678
Hyundai Mipo Dockyard Co. Ltd. (a)	872	49,227
Hyundai Mobis	2,037	412,003
Hyundai Motor Co.	4,317	502,550
Hyundai Robotics Co. Ltd. (a)	307	99,074
Hyundai Steel Co.	3,084	141,942
Hyundai Wia Corp.	73	2,864
Industrial Bank of Korea	8,480	108,627
ING Life Insurance Korea Ltd. (b)	1,230	33,115
JB Financial Group Co. Ltd.	4,677	26,109
Kakao Corp.	1,334	119,078
Kangwon Land, Inc.	3,494	106,790
KB Financial Group, Inc.	12,530	538,487
KCC Corp.	282	82,894
KEPCO Plant Service & Engineering Co. Ltd.	1,365	41,658
Kia Motors Corp.	7,413	242,229
Kiwoom Securities Co. Ltd.	283	21,904
Koh Young Technology, Inc.	420	30,959
Kolmar Korea Co. Ltd.	850	51,347
Kolon Industries, Inc.	1,000	53,307
Komipharm International Co. Ltd. (a)	512	10,494
Korea Aerospace Industries Ltd. (a)	1,340	41,076
Korea Electric Power Corp.	8,656	267,554
Korea Express Co. Ltd. (a)	198	29,902
Korea Gas Corp. (a)	1,646	80,049
Korea Investment Holdings Co. Ltd.	1,592	92,020
Korea Petro Chemical Industries Co. Ltd.	48	7,314
Korea Zinc Co. Ltd.	381	150,868
Korean Air Lines Co. Ltd.	1,779	58,211
Korean Reinsurance Co.	1,263	10,184
KT&G Corp.	3,463	308,499
Kumho Petro Chemical Co. Ltd.	651	52,668
LG Chemical Ltd.	1,335	441,628
LG Corp.	3,823	267,025
LG Display Co. Ltd.	7,723	131,569
LG Electronics, Inc.	3,070	183,798
LG Household & Health Care Ltd.	249	283,150
LG Innotek Co. Ltd.	244	21,386
LG International Corp.	404	6,265
LG Telecom Ltd.	8,435	114,496
Lotte Chemical Corp.	464	125,131
Lotte Confectionery Co. Ltd. (a)	235	11,048
Lotte Fine Chemical Co. Ltd.	192	7,819
Lotte Shopping Co. Ltd.	484	85,276
LS Cable Ltd.	505	26,012
LS Industrial Systems Ltd.	163	7,678
Mando Corp.	1,275	38,911
Medipost Co. Ltd. (a)	81	5,723
Medy-Tox, Inc.	120	55,878
Meritz Fire & Marine Insurance Co. Ltd.	1,490	29,735
Meritz Securities Co. Ltd.	4,710	19,413
Mirae Asset Daewoo Co. Ltd.	16,558	112,974
Naturecell Co. Ltd. (a)	299	3,669
NAVER Corp.	4,279	523,129
NCSOFT Corp.	527	221,946
Netmarble Corp. (b)	1,119	107,632
NHN Entertainment Corp. (a)	764	40,520
Nong Shim Co. Ltd.	204	51,255
Oci Co. Ltd.	612	58,866
Orion Corp./Republic of Korea	630	64,278
Ottogi Corp.	50	35,013
Paradise Co. Ltd.	2,032	33,336
Pearl Abyss Corp. (a)	128	22,242
Poongsan Corp.	57	1,563
POSCO	2,406	594,044
POSCO Chemtech Co. Ltd.	355	18,988
Posco Daewoo Corp.	1,050	18,878
S-Oil Corp.	1,245	116,953
S1 Corp.	395	36,573
Samsung Biologics Co. Ltd. (a)(b)	436	156,382
Samsung Card Co. Ltd.	1,559	46,738
Samsung Electro-Mechanics Co. Ltd.	1,649	160,093
Samsung Electronics Co. Ltd.	160,369	6,653,029
Samsung Engineering Co. Ltd. (a)	3,972	59,807
Samsung Fire & Marine Insurance Co. Ltd.	1,130	277,312
Samsung Heavy Industries Co. Ltd. (a)	9,786	80,052
Samsung Life Insurance Co. Ltd.	2,645	209,949
Samsung SDI Co. Ltd.	1,665	334,518
Samsung SDS Co. Ltd.	1,250	251,139
Samsung Securities Co. Ltd.	2,065	62,093
Seegene, Inc. (a)	66	1,121
Seoul Semiconductor Co. Ltd.	913	19,451
Shinhan Financial Group Co. Ltd.	14,320	553,980
Shinsegae Co. Ltd.	269	63,960
SillaJen, Inc. (a)	1,236	83,776
SK C&C Co. Ltd.	965	228,578
SK Chemicals Co. Ltd./New (a)	23	1,416
SK Energy Co. Ltd.	1,691	286,538
SK Hynix, Inc.	16,950	1,126,008
SK Materials Co., Ltd.	77	10,791
SK Networks Co. Ltd.	1,507	8,033
SK Telecom Co. Ltd.	1,542	357,057
SKC Co. Ltd.	449	15,620
Studio Dragon Corp. (a)	281	22,810
STX Pan Ocean Co. Ltd. (Korea) (a)	2,228	9,063
ViroMed Co. Ltd. (a)	498	123,557
WONIK IPS Co. Ltd.	122	2,511
Woori Bank	10,221	137,643
Woori Investment & Securities Co. Ltd.	3,136	39,326
Young Poong Corp.	2	1,381
Yuhan Corp.	245	52,417
YUNGJIN Pharmaceutical Co. Ltd. (a)	994	5,790

TOTAL KOREA (SOUTH)		23,310,345

Luxembourg - 0.2%
Aperam	992	30,316
ArcelorMittal SA (Netherlands)	18,526	428,232
B&M European Value Retail S.A.	27,329	116,209
Eurofins Scientific SA	262	105,440
Millicom International Cellular SA (depository receipt)	1,761	110,156
PLAY Communications SA (b)	4,541	27,814
SES SA (France) (depositary receipt)	11,381	232,136
Spotify Technology SA (a)	1,575	213,334
Subsea 7 SA	9,680	109,885
Tenaris SA	12,886	161,864

TOTAL LUXEMBOURG		1,535,386

Malaysia - 0.5%
AirAsia Group BHD	56,700	42,082
AMMB Holdings Bhd	46,800	51,416
Astro Malaysia Holdings Bhd	100,300	41,139
Axiata Group Bhd	79,800	78,125
British American Tobacco (Malaysia) Bhd	2,700	25,260
Bumiputra-Commerce Holdings Bhd	137,448	188,588
Bursa Malaysia Bhd	7,100	12,654
Dialog Group Bhd	87,200	63,867
DiGi.com Bhd	62,800	71,447
Gamuda Bhd	28,200	19,002
Genting Bhd	71,300	120,806
Genting Malaysia Bhd	99,800	80,162
Hartalega Holdings Bhd	36,600	48,252
Hong Leong Bank Bhd	17,800	89,695
IHH Healthcare Bhd	83,300	113,887
IJM Corp. Bhd	78,800	35,206
IOI Corp. Bhd	79,000	89,685
IOI Properties Group Bhd	22,800	8,684
Kuala Lumpur Kepong Bhd	18,000	108,457
Lotte Chemical Titan Holding BHD (b)	8,800	9,066
Malayan Banking Bhd	119,772	278,961
Malaysia Airports Holdings Bhd	13,000	25,518
Maxis Bhd	58,500	82,123
MISC Bhd	28,200	46,679
My E.G.Services Bhd	22,900	5,591
Nestle (Malaysia) BHD	700	25,378
Petronas Chemicals Group Bhd	55,300	114,083
Petronas Dagangan Bhd	9,700	62,472
Petronas Gas Bhd	14,800	65,328
PPB Group Bhd	21,800	96,865
Press Metal Bhd	75,500	79,445
Public Bank Bhd	69,500	420,461
RHB Capital Bhd	24,900	33,010
Sime Darby Bhd	365,800	200,047
Sime Darby Plantation Bhd	92,500	116,754
Sime Darby Property Bhd	33,700	9,462
Telekom Malaysia Bhd	31,500	22,379
Tenaga Nasional Bhd	74,400	234,316
Top Glove Corp. Bhd	49,000	57,661
YTL Corp. Bhd	111,700	29,998

TOTAL MALAYSIA		3,304,011

Malta - 0.0%
Kindred Group PLC (depositary receipt)	7,723	79,224
Mauritius - 0.0%
Golden Agri-Resources Ltd.	127,300	24,113
Mexico - 0.5%
Alfa SA de CV Series A	97,900	123,231
America Movil S.A.B. de CV Series L	675,900	541,151
Banco Santander Mexico SA	52,065	77,952
CEMEX S.A.B. de CV unit (a)	436,600	235,855
Coca-Cola FEMSA S.A.B. de CV Series L	16,300	101,863
Embotelladoras Arca S.A.B. de CV	6,700	38,969
Fibra Uno Administracion SA de CV	77,600	106,485
Fomento Economico Mexicano S.A.B. de CV unit	63,100	574,070
Gruma S.A.B. de CV Series B	6,230	75,901
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	11,700	105,012
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	5,820	105,286
Grupo Aeroportuario Norte S.A.B. de CV	10,200	56,755
Grupo Bimbo S.A.B. de CV Series A	37,100	73,357
Grupo Carso SA de CV Series A1	7,200	28,224
Grupo Elektra SA de CV	1,695	91,890
Grupo Financiero Banorte S.A.B. de CV Series O	70,500	391,391
Grupo Financiero Inbursa S.A.B. de CV Series O	48,500	70,256
Grupo Mexico SA de CV Series B	92,300	221,021
Grupo Televisa SA de CV	67,400	168,515
Industrias Penoles SA de CV	2,840	38,771
Infraestructura Energetica Nova S.A.B. de CV	16,400	64,400
Mexichem S.A.B. de CV	30,500	81,473
Promotora y Operadora de Infraestructura S.A.B. de CV	5,275	53,825
Wal-Mart de Mexico SA de CV Series V	138,600	363,855

TOTAL MEXICO		3,789,508

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	71,000	104,708
Netherlands - 2.7%
Aalberts Industries NV	3,324	116,384
ABN AMRO Group NV GDR (b)	5,261	130,792
AEGON NV	35,695	183,891
AerCap Holdings NV (a)	4,847	229,069
Airbus Group NV	17,309	1,995,037
Akzo Nobel NV	6,371	549,544
Altice Europe NV Class A	8,831	18,017
ASML Holding NV (Netherlands)	12,666	2,214,873
Cimpress NV (a)	910	75,685
CNH Industrial NV	29,095	285,200
Euronext NV (b)	2,202	135,724
EXOR NV	2,492	159,161
Ferrari NV	3,585	445,628
Fiat Chrysler Automobiles NV (a)	31,399	536,142
Gemalto NV (a)	2,282	132,323
Heineken Holding NV	3,480	301,927
Heineken NV (Bearer)	6,129	550,501
ING Groep NV (Certificaten Van Aandelen)	111,484	1,322,849
Interxion Holding N.V. (a)	2,301	138,152
Koninklijke Ahold Delhaize NV	36,617	964,810
Koninklijke DSM NV	5,299	495,542
Koninklijke KPN NV	130,365	400,771
Koninklijke Philips Electronics NV	27,258	1,074,649
NN Group NV	8,531	360,508
NXP Semiconductors NV	8,971	780,746
QIAGEN NV (Germany) (a)	6,800	250,622
Randstad NV	4,012	193,375
RHI Magnesita NV	883	49,383
STMicroelectronics NV (Italy)	20,047	319,342
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	2,925	526,165
Unilever NV (Certificaten Van Aandelen) (Bearer)	49,100	2,629,315
Wolters Kluwer NV	8,572	533,746
X5 Retail Group NV GDR (Reg. S)	2,904	76,549
Yandex NV Series A (a)	6,391	214,610

TOTAL NETHERLANDS		18,391,032

New Zealand - 0.2%
Auckland International Airport Ltd.	25,329	128,679
Contact Energy Ltd.	19,443	81,172
Fisher & Paykel Healthcare Corp.	17,670	153,402
Fletcher Building Ltd. (a)	23,319	80,590
Kiwi Property Group Ltd.	27,988	27,470
Mercury Nz Ltd.	13,461	32,844
Meridian Energy Ltd.	38,023	92,511
Ryman Healthcare Group Ltd.	16,059	116,328
SKYCITY Entertainment Group Ltd.	12,578	33,385
Spark New Zealand Ltd.	49,531	138,826
The a2 Milk Co. Ltd. (a)	19,574	171,149
Trade Maine Group Ltd.	8,433	36,955
Z Energy Ltd.	13,193	54,714

TOTAL NEW ZEALAND		1,148,025

Norway - 0.5%
Aker ASA (A Shares)	512	35,939
Aker Bp ASA	2,485	82,736
DNB ASA	26,847	476,514
Entra ASA (b)	1,906	27,571
Equinor ASA	30,747	702,876
Gjensidige Forsikring ASA	5,136	88,483
Leroy Seafood Group ASA	5,499	43,776
Marine Harvest ASA	10,984	241,717
Norsk Hydro ASA	35,772	165,840
Norwegian Finans Holding ASA (a)	2,051	16,840
Orkla ASA	22,023	177,303
Salmar ASA	1,445	75,557
Schibsted ASA:
(A Shares)	2,571	90,050
(B Shares)	2,623	83,194
SpareBank 1 SR-Bank ASA (primary capital certificate)	5,992	64,794
Sparebanken Midt-Norge	2,825	29,007
Storebrand ASA (A Shares)	14,253	109,070
Telenor ASA	20,244	382,608
TGS Nopec Geophysical Co. ASA	3,324	98,570
Tomra Systems ASA	3,163	81,944
Veidekke ASA	3,824	41,668
XXL ASA (b)	495	1,658
Yara International ASA	5,226	215,696

TOTAL NORWAY		3,333,411

Pakistan - 0.0%
Engro Corp. Ltd.	3,300	8,008
Habib Bank Ltd.	5,800	6,248
Lucky Cement Ltd.	1,800	6,112
Pakistan Oilfields Ltd.	5,820	19,897
Pakistan Petroleum Ltd.	18,630	25,517
Pakistan State Oil Co. Ltd.	3,120	5,558
United Bank Ltd.	9,400	10,384

TOTAL PAKISTAN		81,724

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	36,442	206,884
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	61,240	75,464
Alliance Global Group, Inc.	214,500	56,361
Ayala Corp.	9,500	168,901
Ayala Land, Inc.	192,500	163,924
Bank of the Philippine Islands (BPI)	40,680	70,999
BDO Unibank, Inc.	59,820	154,885
DMCI Holdings, Inc.	50,800	12,257
GT Capital Holdings, Inc.	2,300	47,068
International Container Terminal Services, Inc.	52,910	109,798
JG Summit Holdings, Inc.	96,260	119,356
Jollibee Food Corp.	17,420	105,576
Manila Electric Co.	5,380	37,745
Megaworld Corp.	381,000	37,705
Metro Pacific Investments Corp.	291,400	27,162
Metropolitan Bank & Trust Co.	70,320	113,289
Philippine Long Distance Telephone Co.	4,755	118,120
Security Bank Corp.	12,200	41,883
SM Investments Corp.	20,480	388,861
SM Prime Holdings, Inc.	444,400	324,734
Universal Robina Corp.	28,250	80,242

TOTAL PHILIPPINES		2,254,330

Poland - 0.2%
Alior Bank SA (a)	3,782	58,421
Bank Millennium SA (a)	12,323	29,199
Bank Polska Kasa Opieki SA	3,484	103,517
Bank Zachodni WBK SA	818	82,143
BRE Bank SA	429	51,746
CD Projekt RED SA (a)	1,955	99,788
Cyfrowy Polsat SA (a)	4,549	28,963
Grupa Lotos SA	1,982	49,518
ING Bank Slaski SA	683	35,119
Jastrzebska Spolka Weglowa SA (a)	1,305	23,945
KGHM Polska Miedz SA (Bearer) (a)	3,661	92,607
LPP SA	41	92,191
NG2 SA	880	42,270
Polish Oil & Gas Co. SA	47,028	96,396
Polska Grupa Energetyczna SA (a)	25,659	81,753
Polski Koncern Naftowy Orlen SA	9,012	253,481
Powszechna Kasa Oszczednosci Bank SA	25,495	270,607
Powszechny Zaklad Ubezpieczen SA	16,483	197,757

TOTAL POLAND		1,689,421

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	337,045	92,973
Energias de Portugal SA	73,265	267,511
Galp Energia SGPS SA Class B	12,790	199,755
Jeronimo Martins SGPS SA	7,877	111,528
NOS SGPS SA	4,969	32,220
Portucel Industrial Empresa Produtora de Celulosa SA	3,625	17,734
Sonae SGPS SA	11,097	11,578

TOTAL PORTUGAL		733,299

Qatar - 0.2%
Barwa Real Estate Co. (a)	2,208	24,697
Doha Bank (a)	6,373	36,998
Industries Qatar QSC (a)	5,952	234,719
Masraf al Rayan (a)	16,254	182,118
Qatar Electricity & Water Co. (a)	1,263	65,200
Qatar Islamic Bank (a)	5,878	255,046
Qatar National Bank SAQ	13,284	722,277
Qatar Navigation QPSC (a)	3,043	57,661
Qatar Telecom (Qtel) Q.S.C. (a)	3,446	71,827

TOTAL QATAR		1,650,543

Russia - 0.7%
Alrosa Co. Ltd.	61,560	92,816
Gazprom OAO	350,190	872,234
Lukoil PJSC	12,364	996,669
Magnit OJSC	1,867	118,669
MMC Norilsk Nickel PJSC	1,941	403,700
Moscow Exchange MICEX-RTS OAO	40,120	56,967
NOVATEK OAO	18,780	328,944
Novolipetsk Steel OJSC	1,450	3,372
Novolipetsk Steel OJSC GDR (Reg. S)	2,679	62,689
Sberbank of Russia	302,000	1,009,494
Severstal PAO	4,220	64,459
Surgutneftegas OJSC	139,300	58,292
Tatneft PAO	44,130	544,722
VTB Bank OJSC (a)	170,440,000	98,478

TOTAL RUSSIA		4,711,505

Singapore - 0.9%
Ascendas Real Estate Investment Trust	65,000	132,298
CapitaCommercial Trust (REIT)	62,700	87,562
CapitaLand Ltd.	70,800	175,133
CapitaMall Trust	73,300	130,679
City Developments Ltd.	18,700	127,658
ComfortDelgro Corp. Ltd.	60,600	104,886
DBS Group Holdings Ltd.	51,300	911,526
Flextronics International Ltd. (a)	16,572	159,423
Hutchison Port Holdings Trust	98,200	24,550
Jardine Cycle & Carriage Ltd.	2,400	67,336
K-REIT Asia	40,400	35,412
Keppel Corp. Ltd.	39,800	180,345
Mapletree Commercial Trust	49,000	64,062
Mapletree Greater China Commercial Trust	34,100	32,423
Mapletree Industrial (REIT)	36,961	54,912
Mapletree Logistics Trust (REIT)	60,983	62,061
Oversea-Chinese Banking Corp. Ltd.	108,627	928,760
Sembcorp Industries Ltd.	18,500	35,593
Sembcorp Marine Ltd.	19,900	23,652
Singapore Airlines Ltd.	18,600	133,331
Singapore Airport Terminal Service Ltd.	26,000	93,478
Singapore Exchange Ltd.	23,800	135,071
Singapore Press Holdings Ltd.	41,100	76,631
Singapore Technologies Engineering Ltd.	40,700	112,468
Singapore Telecommunications Ltd.	232,200	522,080
Suntec (REIT)	77,000	110,392
United Overseas Bank Ltd.	41,500	776,545
UOL Group Ltd.	26,100	128,736
Venture Corp. Ltd.	7,600	91,796
Wilmar International Ltd.	112,100	277,294
Yangzijiang Shipbuilding Holdings Ltd.	70,000	72,798

TOTAL SINGAPORE		5,868,891

South Africa - 1.3%
AngloGold Ashanti Ltd.	10,697	150,796
Aspen Pharmacare Holdings Ltd.	8,790	96,278
AVI Ltd.	10,695	75,021
Barclays Africa Group Ltd.	9,723	135,460
Barloworld Ltd.	6,126	55,885
Bidcorp Ltd.	8,669	185,200
Bidvest Group Ltd.	7,725	117,997
Capitec Bank Holdings Ltd.	1,678	147,532
Clicks Group Ltd.	6,441	95,616
Discovery Ltd.	11,651	139,860
Exxaro Resources Ltd.	6,990	81,121
FirstRand Ltd.	93,474	489,014
Foschini Ltd.	3,619	46,207
Gold Fields Ltd.	20,046	81,347
Growthpoint Properties Ltd.	63,378	124,092
Hyprop Investments Ltd.	6,690	45,394
Impala Platinum Holdings Ltd. (a)	15,970	46,906
Imperial Holdings Ltd.	5,071	25,963
Investec Ltd.	6,782	44,515
Life Healthcare Group Holdings Ltd.	21,326	43,605
Mondi Ltd.	3,691	91,306
Motus Holdings Ltd. (a)	5,071	34,126
Mr Price Group Ltd.	7,295	122,649
MTN Group Ltd.	44,720	293,430
Naspers Ltd. Class N	12,574	2,881,912
Nedbank Group Ltd.	9,345	201,340
Netcare Ltd.	49,110	91,639
Old Mutual Ltd.	142,884	247,789
Pick 'n Pay Stores Ltd.	11,801	61,791
Rand Merchant Insurance Holdings Ltd.	22,627	62,846
Redefine Properties Ltd.	179,618	142,868
Remgro Ltd.	14,444	229,819
Resilient Property Income Fund Ltd.	7,176	34,956
RMB Holdings Ltd.	20,238	127,421
Sanlam Ltd.	47,019	298,164
Sappi Ltd.	14,310	84,174
Sasol Ltd.	14,522	439,352
Shoprite Holdings Ltd.	10,218	126,071
Spar Group Ltd.	4,000	60,134
Standard Bank Group Ltd.	37,572	552,373
Tiger Brands Ltd.	5,229	108,899
Truworths International Ltd.	12,927	78,066
Vodacom Group Ltd.	13,158	119,619
Woolworths Holdings Ltd.	27,650	104,711

TOTAL SOUTH AFRICA		8,823,264

Spain - 1.8%
ACS Actividades de Construccion y Servicios SA	5,753	238,083
ACS Actividades de Construccion y Servicios SA rights (a)	5,753	3,157
Aena Sme SA (b)	2,087	360,228
Amadeus IT Holding SA Class A	12,617	916,741
Banco Bilbao Vizcaya Argentaria SA	188,923	1,121,287
Banco de Sabadell SA	144,998	165,865
Banco Santander SA (Spain)	421,524	1,993,592
Bankia SA	28,578	83,084
Bankinter SA	17,030	132,705
CaixaBank SA	102,849	388,975
Cellnex Telecom Sau (b)	4,565	128,485
EDP Renovaveis SA	4,037	36,273
Enagas SA	6,199	180,435
Endesa SA	8,788	219,482
Ferrovial SA	15,104	338,327
Gas Natural SDG SA	9,913	276,285
Grifols SA	8,479	220,790
Grifols SA ADR	8,259	153,783
Iberdrola SA	172,834	1,428,557
Inditex SA	32,239	901,829
Inmobiliaria Colonial SA	9,259	94,639
International Consolidated Airlines Group SA	2,604	22,008
International Consolidated Airlines Group SA CDI	62,687	529,448
MAPFRE SA (Reg.)	24,039	66,807
Merlin Properties Socimi SA	13,184	176,709
Red Electrica Corporacion SA	12,540	288,501
Repsol SA	34,180	599,963
Siemens Gamesa Renewable Energy SA (a)	5,814	82,385
Telefonica SA	125,584	1,080,221

TOTAL SPAIN		12,228,644

Sweden - 1.8%
AarhusKarlshamn AB	6,002	86,232
Alfa Laval AB	8,409	190,329
ASSA ABLOY AB (B Shares)	28,317	527,662
Atlas Copco AB:
(A Shares)	21,564	562,591
(B Shares)	8,091	193,236
Axfood AB	3,851	67,415
Billerud AB	4,281	54,007
Boliden AB	7,229	180,398
Castellum AB	8,082	153,095
Dometic Group AB (b)	10,308	73,536
Electrolux AB (B Shares)	6,727	158,875
Elekta AB (B Shares)	11,279	150,705
Epiroc AB:
Class A (a)	16,789	160,870
Class B (a)	13,203	118,061
Essity AB Class B	17,379	480,555
Fabege AB	7,902	115,137
Fastighets AB Balder (a)	2,821	88,854
Getinge AB (B Shares)	7,070	79,620
H&M Hennes & Mauritz AB (B Shares)	27,120	421,982
Hemfosa Fastigheter AB	4,485	39,753
Hexagon AB (B Shares)	7,784	379,894
HEXPOL AB (B Shares)	8,986	79,498
Holmen AB (B Shares)	2,893	61,886
Husqvarna AB (B Shares)	10,991	83,814
ICA Gruppen AB	1,996	70,148
Industrivarden AB:
(A Shares)	5,270	111,127
(C Shares)	4,173	85,850
Indutrade AB	2,835	71,186
Intrum Justitia AB (c)	2,189	62,464
Investor AB (B Shares)	12,211	535,898
Kinnevik AB (B Shares)	6,147	149,865
Loomis AB (B Shares)	1,892	67,706
Lundbergfoeretagen AB	2,152	66,356
Lundin Petroleum AB	6,466	206,878
Modern Times Group MTG AB (B Shares)	1,642	55,276
Nibe Industrier AB (B Shares)	11,641	132,127
Nyfosa AB (a)	4,485	24,238
Saab AB (B Shares)	2,079	71,756
Sandvik AB	31,847	507,885
Securitas AB (B Shares)	8,267	132,707
Skandinaviska Enskilda Banken AB (A Shares)	49,264	516,141
Skanska AB (B Shares)	10,539	184,204
SKF AB (B Shares)	10,509	176,363
SSAB Svenskt Stal AB (B Shares)	21,861	73,012
Svenska Cellulosa AB (SCA) (B Shares)	94,801	832,515
Svenska Handelsbanken AB (A Shares)	43,146	469,206
Swedbank AB (A Shares)	29,462	667,819
Swedish Match Co. AB	5,622	251,452
Swedish Orphan Biovitrum AB (a)	4,596	108,496
Tele2 AB (B Shares)	9,895	123,464
Telefonaktiebolaget LM Ericsson (B Shares)	87,413	779,153
TeliaSonera AB	78,227	340,458
Trelleborg AB (B Shares)	7,630	128,216
Volvo AB:
(A Shares)	4,645	66,633
(B Shares)	50,641	727,852
Wallenstam AB (B Shares)	6,329	63,686

TOTAL SWEDEN		12,368,142

Switzerland - 4.9%
ABB Ltd. (Reg.)	58,145	1,112,938
Adecco SA (Reg.)	4,726	236,336
Baloise Holdings AG	1,334	206,180
Clariant AG (Reg.)	9,343	185,272
Coca-Cola HBC AG	6,050	202,982
Compagnie Financiere Richemont SA Series A	15,224	1,049,359
Credit Suisse Group AG	59,484	723,049
Geberit AG (Reg.)	1,078	420,707
Givaudan SA	221	535,138
Julius Baer Group Ltd.	6,236	250,639
Kuehne & Nagel International AG	1,492	201,644
Lafargeholcim Ltd. (Reg.)	14,053	658,949
Lindt & Spruengli AG	3	220,222
Lindt & Spruengli AG (participation certificate)	31	197,169
Logitech International SA (Reg.)	5,774	210,476
Lonza Group AG	1,804	475,104
Nestle SA (Reg. S)	88,684	7,731,796
Novartis AG	75,946	6,630,144
Partners Group Holding AG	545	374,038
Roche Holding AG:
(Bearer)	852	223,613
(participation certificate)	20,105	5,348,649
Schindler Holding AG (participation certificate)	1,192	252,916
SGS SA (Reg.)	158	380,522
Sika AG	3,768	496,363
Sonova Holding AG Class B	1,600	299,583
Straumann Holding AG	285	206,489
Swatch Group AG (Bearer)	1,098	314,897
Swatch Group AG (Bearer) (Reg.)	1,626	90,420
Swiss Life Holding AG	933	384,008
Swiss Prime Site AG	2,064	174,655
Swiss Re Ltd.	9,318	891,837
Swisscom AG	760	363,779
Temenos Group AG	1,570	211,396
UBS Group AG	110,165	1,423,521
Zurich Insurance Group AG	4,174	1,310,022

TOTAL SWITZERLAND		33,994,812

Taiwan - 2.4%
Accton Technology Corp.	17,000	61,203
Acer, Inc.	87,000	56,742
Advantech Co. Ltd.	13,000	98,064
ASE Technology Holding Co. Ltd.	84,000	168,993
Asia Cement Corp.	80,000	96,222
Asia Optical Co., Inc.	1,000	2,456
ASUSTeK Computer, Inc.	19,000	148,161
AU Optronics Corp.	215,000	84,309
Catcher Technology Co. Ltd.	21,000	161,714
Cathay Financial Holding Co. Ltd.	256,000	368,273
Chang Hwa Commercial Bank	205,720	120,618
Cheng Shin Rubber Industry Co. Ltd.	71,000	100,636
Chicony Electronics Co. Ltd.	32,000	70,638
China Airlines Ltd.	94,000	32,618
China Development Finance Holding Corp.	557,000	183,024
China Life Insurance Co. Ltd.	125,120	114,035
China Petrochemical Development Corp. (a)	24,000	8,454
China Steel Corp.	378,000	315,288
China Synthetic Rubber Corp.	30,658	43,798
Chinatrust Financial Holding Co. Ltd.	536,000	365,110
Chipbond Technology Corp.	17,000	37,788
Chroma ATE, Inc.	13,000	52,300
Chunghwa Telecom Co. Ltd.	149,000	522,869
Compal Electronics, Inc.	90,000	53,990
Compeq Manufacturing Co. Ltd.	11,000	7,579
CTCI Corp.	18,000	27,661
Delta Electronics, Inc.	52,000	259,921
E Ink Holdings, Inc.	28,000	30,007
E.SUN Financial Holdings Co. Ltd.	290,000	203,331
ECLAT Textile Co. Ltd.	7,000	80,478
Elite Material Co. Ltd.	4,000	10,663
eMemory Technology, Inc.	1,000	9,689
EPISTAR Corp.	29,000	25,174
EVA Airways Corp.	110,328	53,960
Evergreen Marine Corp. (Taiwan)	73,723	29,055
Far Eastern Textile Ltd.	112,000	109,970
Far EasTone Telecommunications Co. Ltd.	69,000	162,000
Feng Tay Enterprise Co. Ltd.	9,000	57,377
First Financial Holding Co. Ltd.	285,420	190,394
FLEXium Interconnect, Inc.	4,000	9,982
Formosa Chemicals & Fibre Corp.	106,000	369,021
Formosa Petrochemical Corp.	50,000	177,607
Formosa Plastics Corp.	143,000	478,715
Foxconn Technology Co. Ltd.	23,000	44,900
Fubon Financial Holding Co. Ltd.	224,000	328,549
Genius Electronic Optical Co. Ltd.	1,000	7,684
Giant Manufacturing Co. Ltd.	8,000	40,151
Giga-Byte Technology Co. Ltd.	6,000	8,015
Global Unichip Corp.	1,000	6,757
Grand Pacific Petrochemical Corp.	8,000	6,580
Grape King Bio Ltd.	1,000	6,806
Great Wall Enterprise Co. Ltd.	7,490	8,545
HannStar Display Corp.	10,000	2,256
Highwealth Construction Corp.	47,000	74,110
HIWIN Technologies Corp.	6,000	48,631
Hon Hai Precision Industry Co. Ltd. (Foxconn)	351,800	815,725
Hota Industrial Manufacturing Co. Ltd.	3,000	11,983
Hotai Motor Co. Ltd.	12,000	116,230
HTC Corp. (a)	10,000	12,182
Hua Nan Financial Holdings Co. Ltd.	243,890	147,387
Innolux Corp.	296,000	102,111
Inventec Corp.	97,000	75,761
King Slide Works Co. Ltd.	1,000	11,215
King Yuan Electronics Co. Ltd.	42,000	32,545
Largan Precision Co. Ltd.	3,000	381,576
Lien Hwa Industrial Corp.	9,900	9,800
Lite-On Technology Corp.	87,000	129,957
Macronix International Co. Ltd.	37,340	24,724
Makalot Industrial Co. Ltd.	4,000	25,103
MediaTek, Inc.	49,000	397,180
Mega Financial Holding Co. Ltd.	294,000	256,744
Merida Industry Co. Ltd.	10,000	49,725
Merry Electronics Co. Ltd.	4,064	21,328
Micro-Star International Co. Ltd.	15,000	37,047
Nan Ya Plastics Corp.	154,000	384,928
Nanya Technology Corp.	19,000	38,600
Novatek Microelectronics Corp.	14,000	73,575
OBI Pharma, Inc. (a)	1,000	5,913
Pegatron Corp.	64,000	109,361
Phison Electronics Corp.	4,000	33,198
Pou Chen Corp.	58,000	70,366
Powertech Technology, Inc.	24,000	56,362
President Chain Store Corp.	15,000	159,375
Primax Electronics Ltd.	2,000	3,355
Qisda Corp.	52,000	33,584
Quanta Computer, Inc.	72,000	132,723
Radiant Opto-Electronics Corp.	9,000	25,832
Realtek Semiconductor Corp.	12,000	65,784
Ruentex Development Co. Ltd.	7,800	11,945
Ruentex Industries Ltd.	3,600	9,721
Shin Kong Financial Holding Co. Ltd.	343,843	98,801
Simplo Technology Co. Ltd.	6,000	44,070
Sino-American Silicon Products, Inc.	11,000	24,209
Sinopac Holdings Co.	413,180	141,031
St.Shine Optical Co. Ltd.	1,000	18,768
Standard Foods Corp.	2,000	3,275
Synnex Technology International Corp.	31,000	38,750
Taishin Financial Holdings Co. Ltd.	320,349	142,932
Taiwan Business Bank	110,840	40,263
Taiwan Cement Corp.	102,000	126,462
Taiwan Cooperative Financial Holding Co. Ltd.	257,890	156,467
Taiwan Fertilizer Co. Ltd.	8,000	11,374
Taiwan Mobile Co. Ltd.	80,000	285,977
Taiwan Paiho Ltd.	2,000	4,575
Taiwan Semiconductor Manufacturing Co. Ltd.	528,000	3,918,027
Tatung Co. Ltd. (a)	42,000	37,508
TECO Electric & Machinery Co. Ltd.	110,000	67,148
Tong Yang Industry Co. Ltd.	1,000	1,282
Tripod Technology Corp.	12,000	32,296
TSRC Corp.	2,000	1,837
TTY Biopharm Co. Ltd.	3,000	7,881
Unified-President Enterprises Corp.	147,000	348,464
Unimicron Technology Corp.	23,000	17,214
United Microelectronics Corp.	333,000	127,222
Vanguard International Semiconductor Corp.	33,000	73,264
Wafer Works Corp.	2,000	2,285
Walsin Lihwa Corp.	119,000	69,054
Walsin Technology Corp.	7,000	40,516
Win Semiconductors Corp.	11,000	56,122
Winbond Electronics Corp.	87,000	43,166
Wistron Corp.	71,000	49,777
Wistron NeWeb Corp.	14,020	34,785
WPG Holding Co. Ltd.	30,040	38,525
WT Microelectronics Co. Ltd.	1,000	1,341
Yageo Corp.	10,000	109,381
Yuanta Financial Holding Co. Ltd.	344,000	192,536

TOTAL TAIWAN		16,422,401

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	31,400	179,414
Airports of Thailand PCL (For. Reg.)	118,000	260,627
Bangkok Bank PCL	54,300	373,704
Bangkok Chain Hospital PCL	26,200	13,670
Bangkok Dusit Medical Services PCL (For. Reg.)	252,000	190,371
Bangkok Expressway and Metro PCL	198,500	66,082
Bangkok Land PCL	207,800	11,175
Bangkok Life Assurance PCL	11,600	10,211
Banpu PCL (For. Reg.)	179,400	95,328
Banpu Power PCL	2,100	1,546
BCPG PCL	2,600	1,398
Beauty Community PCL	21,600	5,359
Berli Jucker PCL (For. Reg)	41,500	64,761
BTS Group Holdings PCL	145,900	46,703
Bumrungrad Hospital PCL (For. Reg.)	9,000	53,585
C.P. ALL PCL (For. Reg.)	164,000	408,163
Carabao Group PCL	1,100	1,356
Central Pattana PCL (For. Reg.)	107,200	273,662
Central Plaza Hotel PCL (a)	15,900	21,885
Charoen Pokphand Foods PCL (For. Reg.)	83,400	72,748
Delta Electronics PCL (For. Reg.)	13,000	28,921
Electricity Generating PCL (For. Reg.)	10,400	87,222
Energy Absolute PCL	48,900	74,352
Esso Thailand PCL	14,100	4,920
Global Power Synergy Public Co. Ltd.	5,800	11,650
Glow Energy PCL	400	1,181
Glow Energy PCL (For. Reg.)	5,700	16,832
Hana Microelectronics PCL (For. Reg.)	5,400	5,964
Home Product Center PCL (For. Reg.)	197,300	98,524
Indorama Ventures PCL (For. Reg.)	54,700	84,046
Intouch Holdings PCL (For. Reg.)	76,900	133,541
IRPC PCL (For. Reg.)	395,100	72,722
Jasmine International Public Co. Ltd.	9,700	1,584
Kasikornbank PCL	58,200	372,599
KCE Electronics PCL	5,900	4,958
KCE Electronics PCL	13,400	11,260
Kiatnakin Bank PCL (For. Reg.)	31,200	68,412
Krung Thai Bank PCL (For. Reg.)	216,300	137,092
Krungthai Card PCL (For. Reg.)	20,700	19,547
Land & House PCL (For. Reg.)	234,300	80,250
Mega Lifesciences PCL	7,800	8,177
Minor International PCL (For. Reg.)	93,900	116,473
MK Restaurants Group PCL	1,900	4,546
Muangthai Leasing PCL	17,500	26,609
PTT Exploration and Production PCL (For. Reg.)	44,800	176,389
PTT Global Chemical PCL (For. Reg.)	67,400	146,709
PTT PCL (For. Reg.)	285,200	442,772
Ratchaburi Electric Generating Holding PCL (For. Reg.)	16,400	29,136
Robinsons Department Store PCL (For. Reg.)	6,700	14,584
Siam Cement PCL (For. Reg.)	23,300	349,053
Siam City Cement PCL (For. Reg.)	900	6,684
Siam Commercial Bank PCL (For. Reg.)	72,000	306,530
Siam Global House PCL	12,500	7,482
Siam Global House PCL	2,900	1,736
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	16,900	12,280
Srisawad Corp. PCL	22,000	34,331
Star Petroleum Refining PCL	22,700	7,920
Thai Beverage PCL	283,800	153,895
Thai Oil PCL (For. Reg.)	37,800	87,119
Thai Union Frozen Products PCL (For. Reg.)	129,200	77,338
Thanachart Capital PCL (For. Reg.)	29,400	50,584
TISCO Financial Group PCL	28,600	75,757
TMB PCL (For. Reg.)	859,100	60,500
TOA Paint Thailand PCL	1,600	1,831
Total Access Communication PCL (For. Reg.)	20,800	31,959
TPI Polene Power PCL	8,400	1,721
True Corp. PCL (For. Reg.)	420,400	68,631
TTW PCL	19,000	7,724
WHA Corp. PCL	154,600	21,775

TOTAL THAILAND		5,797,570

Turkey - 0.2%
Akbank TAS	57,102	78,248
Anadolu Efes Biracilik Ve Malt Sanayii A/S	656	2,798
Arcelik A/S	7,498	26,877
Bim Birlesik Magazalar A/S JSC	7,902	138,031
Coca-Cola Icecek Sanayi A/S	270	1,725
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,530	1,385
Enka Insaat ve Sanayi A/S	112,754	107,808
Eregli Demir ve Celik Fabrikalari T.A.S.	63,384	104,155
Ford Otomotiv Sanayi A/S	1,714	19,888
Haci Omer Sabanci Holding A/S	24,041	43,600
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	2,708	1,373
Koc Holding A/S	23,056	77,201
Petkim Petrokimya Holding A/S	26,410	29,494
TAV Havalimanlari Holding A/S	2,515	13,571
Tekfen Holding A/S	6,725	32,098
Tofas Turk Otomobil Fabrikasi A/S	354	1,443
Tupras Turkiye Petrol Rafinerileri A/S	3,845	103,443
Turk Hava Yollari AO (a)	16,272	48,564
Turk Sise ve Cam Fabrikalari A/S	12,756	16,764
Turkcell Iletisim Hizmet A/S	16,569	46,532
Turkiye Garanti Bankasi A/S	59,972	105,164
Turkiye Halk Bankasi A/S	26,013	38,264
Turkiye Is Bankasi A/S Series C	38,269	42,071
Turkiye Vakiflar Bankasi TAO	47,663	44,096
Ulker Biskuvi Sanayi A/S	521	1,855
Yapi ve Kredi Bankasi A/S (a)	9,658	3,645

TOTAL TURKEY		1,130,093

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	48,161	122,594
Aldar Properties PJSC	152,050	65,818
Damac Properties Dubai Co. PJSC	20,746	7,399
DP World Ltd.	4,864	86,579
Dubai Investments Ltd. (a)	131,522	47,264
Dubai Islamic Bank Pakistan Ltd. (a)	108,155	150,168
Emaar Properties PJSC	164,549	193,078
Emirates Telecommunications Corp.	104,472	484,084
National Bank of Abu Dhabi PJSC	35,992	144,432
Union National Bank (a)	28,239	39,977

TOTAL UNITED ARAB EMIRATES		1,341,393

United Kingdom - 9.1%
3i Group PLC	28,138	313,552
Admiral Group PLC	7,221	196,146
Anglo American PLC (United Kingdom)	40,913	1,042,535
Antofagasta PLC	10,443	119,137
Ashtead Group PLC	14,970	378,654
Associated British Foods PLC	10,364	324,611
AstraZeneca PLC (United Kingdom)	35,770	2,591,249
Atlassian Corp. PLC (a)	1,971	193,946
Auto Trader Group PLC (b)	29,537	177,262
Aviva PLC	117,397	638,477
Babcock International Group PLC	14,846	103,357
BAE Systems PLC	93,247	627,308
Barclays PLC	446,597	930,867
Barratt Developments PLC	30,342	214,344
BBA Aviation PLC	23,063	71,631
Bellway PLC	3,651	135,854
Berkeley Group Holdings PLC	3,743	184,247
BHP Billiton PLC	60,437	1,350,328
BP PLC	539,093	3,682,625
British American Tobacco PLC (United Kingdom)	52,890	1,864,376
British Land Co. PLC	28,070	211,454
BT Group PLC	253,512	773,060
Bunzl PLC	9,564	301,059
Burberry Group PLC	13,235	312,723
Carnival PLC	6,381	361,031
Centrica PLC	161,050	289,414
Cobham PLC (a)	64,070	90,631
Coca-Cola European Partners PLC	7,015	333,774
Compass Group PLC	45,413	971,186
Croda International PLC	3,921	247,934
Derwent London PLC	3,226	137,049
Diageo PLC	71,453	2,727,108
Direct Line Insurance Group PLC	41,816	184,666
DS Smith PLC	34,088	150,762
easyJet PLC	7,538	124,970
G4S PLC (United Kingdom)	41,801	107,213
GlaxoSmithKline PLC	140,061	2,720,626
Halma PLC	11,078	203,419
Hammerson PLC	22,781	111,122
Hargreaves Lansdown PLC	6,369	136,414
Hays PLC	42,991	84,975
HSBC Holdings PLC (United Kingdom)	567,940	4,782,199
IMI PLC	8,469	106,303
Imperial Tobacco Group PLC	27,870	922,996
Inchcape PLC	12,115	91,050
Informa PLC	24,365	216,158
InterContinental Hotel Group PLC	5,651	321,711
Intermediate Capital Group PLC	8,931	119,013
International Game Technology PLC	1,950	31,902
Intertek Group PLC	4,703	302,748
Investec PLC	18,493	118,658
ITV PLC	96,156	163,071
J Sainsbury PLC	44,154	165,166
John Wood Group PLC	11,537	81,894
Johnson Matthey PLC	5,179	206,704
Just Eat Holding Ltd. (a)	17,451	159,351
Kingfisher PLC	60,564	176,929
Land Securities Group PLC	20,254	229,842
Legal & General Group PLC	168,513	573,330
Lloyds Banking Group PLC	1,803,054	1,374,586
London Stock Exchange Group PLC	8,735	525,332
Man Group PLC	51,606	96,555
Marks & Spencer Group PLC	44,763	169,364
Mediclinic International PLC	12,579	52,284
Meggitt PLC	20,880	141,258
Melrose Industries PLC	54,297	120,106
Micro Focus International PLC	5,033	95,955
Mondi PLC	10,890	262,742
National Grid PLC	105,386	1,140,627
Next PLC	4,373	278,006
Pearson PLC	23,662	281,315
Pennon Group PLC	13,385	133,915
Persimmon PLC	9,007	280,573
Phoenix Group Holdings PLC	13,215	110,029
Prudential PLC	73,371	1,434,855
Quilter PLC (b)	57,838	93,156
Reckitt Benckiser Group PLC	19,161	1,474,338
RELX PLC	29,388	650,067
Rentokil Initial PLC	56,223	248,511
Rightmove PLC	29,847	184,775
Rio Tinto PLC	34,752	1,922,556
Rolls-Royce Holdings PLC	54,486	633,315
Royal Bank of Scotland Group PLC	92,247	292,627
Royal Dutch Shell PLC:
Class A (United Kingdom)	126,661	3,926,547
Class B (United Kingdom)	104,768	3,252,908
Royal Mail PLC	24,528	86,250
RPC Group PLC	12,868	134,177
RSA Insurance Group PLC	26,710	179,648
Sage Group PLC	33,247	272,978
Schroders PLC	3,132	107,258
Scottish & Southern Energy PLC	29,571	454,596
Segro PLC	26,244	222,708
Severn Trent PLC	7,313	191,691
Smith & Nephew PLC	25,953	488,921
Smiths Group PLC	11,764	222,881
Spectris PLC	3,445	117,525
Spirax-Sarco Engineering PLC	2,041	171,460
St. James's Place Capital PLC	16,092	197,977
Standard Chartered PLC (United Kingdom)	79,708	641,802
Standard Life PLC	45,987	151,787
Tate & Lyle PLC	13,831	124,772
Taylor Wimpey PLC	98,759	213,923
Tesco PLC	228,817	669,849
The Weir Group PLC	5,973	117,905
Travis Perkins PLC	7,462	119,795
Tullett Prebon PLC	14,039	58,003
Unilever PLC	36,799	1,933,202
United Utilities Group PLC	18,204	198,365
Vodafone Group PLC	760,127	1,386,309
Whitbread PLC	5,245	336,193
WM Morrison Supermarkets PLC	60,427	185,657

TOTAL UNITED KINGDOM		62,652,055

United States of America - 0.1%
Altice U.S.A., Inc. Class A	5,219	102,501
Kolon TissueGene, Inc. unit (a)	911	32,102
Maxar Technologies, Inc.	413	2,320
Stratasys Ltd. (a)	721	18,407
Yum China Holdings, Inc.	10,551	384,584

TOTAL UNITED STATES OF AMERICA		539,914

TOTAL COMMON STOCKS
(Cost $604,863,523)		600,038,510

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Azul SA (a)	6,700	68,172
Banco Bradesco SA (PN)	94,800	1,176,422
Bradespar SA (PN)	6,900	53,218
Braskem SA (PN-A)	4,600	65,912
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	6,000	66,955
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	4,600	122,694
Companhia Energetica de Minas Gerais (CEMIG) (PN)	23,000	87,341
Gerdau SA	24,200	103,841
Itau Unibanco Holding SA	139,050	1,478,493
Itausa-Investimentos Itau SA (PN)	126,900	469,716
Lojas Americanas SA (PN)	16,700	96,476
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	133,600	937,017
Telefonica Brasil SA	12,300	164,205

TOTAL BRAZIL		4,890,462

Chile - 0.0%
Embotelladora Andina SA Class B	11,370	44,003
Sociedad Quimica y Minera de Chile SA (PN-B)	2,750	117,204

TOTAL CHILE		161,207

Colombia - 0.0%
Bancolombia SA (PN)	11,783	130,391
Grupo Aval Acciones y Valores SA	84,775	29,214

TOTAL COLOMBIA		159,605

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,569	189,514
Henkel AG & Co. KGaA	4,994	485,185
Porsche Automobil Holding SE (Germany)	4,591	298,539
Sartorius AG (non-vtg.)	880	131,849
Volkswagen AG	5,235	890,528

TOTAL GERMANY		1,995,615

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	214,084	104,761
Korea (South) - 0.2%
CJ Corp. (a)(d)	48	1,582
Hyundai Motor Co.	207	14,309
Hyundai Motor Co. Series 2	1,615	122,094
LG Chemical Ltd.	307	55,884
LG Household & Health Care Ltd.	69	47,140
Samsung Electronics Co. Ltd.	25,028	843,694

TOTAL KOREA (SOUTH)		1,084,703

Russia - 0.1%
AK Transneft OAO	43	114,785
Sberbank of Russia	40,400	115,020
Surgutneftegas OJSC	306,300	190,096

TOTAL RUSSIA		419,901

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $7,734,306)		8,816,254

Money Market Funds - 10.4%
Fidelity Cash Central Fund, 2.43% (e)	72,026,483	72,040,888
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	156,664	156,680
TOTAL MONEY MARKET FUNDS
(Cost $72,197,379)		72,197,568
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $684,795,208)		681,052,332
NET OTHER ASSETS (LIABILITIES) - 1.5%(g)		10,415,559
NET ASSETS - 100%		$691,467,891

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	601	March 2019	$54,934,405	$1,298,703	$1,298,703
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	405	March 2019	21,558,150	1,001,424	1,001,424
TME S&P/TSX 60 Index Contracts (Canada)	40	March 2019	5,648,921	157,152	157,152
TOTAL FUTURES CONTRACTS					$ 2,457,279

The notional amount of futures purchased as a percentage of Net Assets is 11.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,373,195 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $3,833,192 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$257,162
Fidelity Securities Lending Cash Central Fund	3,240
Total	$260,402

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$45,829,131	$18,769,906	$27,059,225	$--
Consumer Discretionary	64,806,934	43,352,022	21,454,912	--
Consumer Staples	57,397,077	30,288,139	27,108,938	--
Energy	40,904,777	20,682,697	20,222,080	--
Financials	133,516,220	74,367,545	59,148,675	--
Health Care	49,271,171	16,826,267	32,444,904	--
Industrials	77,700,795	58,713,495	18,985,718	1,582
Information Technology	49,845,420	28,853,061	20,992,359	--
Materials	47,197,761	31,331,084	15,866,677	--
Real Estate	22,793,951	15,978,739	6,815,212	--
Utilities	19,591,527	12,398,731	7,192,796	--
Money Market Funds	72,197,568	72,197,568	--	--
Total Investments in Securities:	$681,052,332	$423,759,254	$257,291,496	$1,582
Derivative Instruments:
Assets
Futures Contracts	$2,457,279	$2,457,279	$--	$--
Total Assets	$2,457,279	$2,457,279	$--	$--
Total Derivative Instruments:	$2,457,279	$2,457,279	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity ZERO℠ Extended Market Index Fund

January 31, 2019

EMT-QTLY-0319
1.9891460.100

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.3%
Atn International, Inc.	538	$40,124
Cincinnati Bell, Inc. (a)	2,082	17,364
Cogent Communications Group, Inc.	2,050	99,323
Consolidated Communications Holdings, Inc.	2,518	26,892
Frontier Communications Corp. (a)(b)	3,881	7,762
Globalstar, Inc. (a)	15,920	10,469
IDT Corp. Class B	853	6,125
Intelsat SA (a)	1,960	47,687
Iridium Communications, Inc. (a)	4,020	77,908
ORBCOMM, Inc. (a)	3,276	26,667
Vonage Holdings Corp. (a)	9,583	87,301
WideOpenWest, Inc. (a)	973	7,356
Windstream Holdings, Inc. (a)(b)	903	2,718
Zayo Group Holdings, Inc. (a)	4,882	134,011
		591,707
Entertainment - 0.7%
AMC Entertainment Holdings, Inc. Class A (b)	2,658	38,940
Cinemark Holdings, Inc.	5,307	217,162
Glu Mobile, Inc. (a)	5,191	50,560
Lions Gate Entertainment Corp.:
Class A	3,034	55,735
Class B	5,365	94,048
Live Nation Entertainment, Inc. (a)	6,636	355,092
Marcus Corp.	948	42,252
Pandora Media, Inc. (a)	78	654
The Madison Square Garden Co. (a)	732	203,423
World Wrestling Entertainment, Inc. Class A	1,930	158,916
Zynga, Inc. (a)	38,845	174,026
		1,390,808
Interactive Media & Services - 0.5%
ANGI Homeservices, Inc. Class A (a)	2,517	42,789
Care.com, Inc. (a)	770	18,303
Liberty TripAdvisor Holdings, Inc. (a)	3,605	60,059
Match Group, Inc.	2,240	119,818
MeetMe, Inc. (a)	2,539	14,675
QuinStreet, Inc. (a)	1,793	34,139
Snap, Inc. Class A (a)(b)	10,919	72,939
TripAdvisor, Inc. (a)	5,735	329,074
TrueCar, Inc. (a)	2,719	25,504
Yelp, Inc. (a)	3,033	110,462
Zillow Group, Inc.:
Class A (a)	2,348	81,734
Class C (a)	5,201	182,503
		1,091,999
Media - 1.9%
Altice U.S.A., Inc. Class A	3,201	62,868
AMC Networks, Inc. Class A (a)	2,959	186,239
Cable One, Inc.	235	207,820
Discovery Communications, Inc.:
Class A (a)	7,866	223,237
Class C (non-vtg.) (a)	10,046	267,726
E.W. Scripps Co. Class A	2,868	53,861
Emerald Expositions Events, Inc.	772	10,962
Entercom Communications Corp. Class A	1,262	9,250
Entravision Communication Corp. Class A	3,256	12,829
Fluent, Inc. (a)	1,754	8,279
Gannett Co., Inc.	5,826	64,610
Gray Television, Inc. (a)	3,314	55,377
Hemisphere Media Group, Inc. (a)	842	11,165
Interpublic Group of Companies, Inc.	19,489	443,375
John Wiley & Sons, Inc. Class A	2,259	116,971
Liberty Latin America Ltd. (a)	5,893	103,010
Liberty Latin America Ltd. Class A (a)	2,278	39,717
Loral Space & Communications Ltd. (a)	611	22,063
Meredith Corp. (b)	1,826	99,097
MSG Network, Inc. Class A (a)	3,079	68,970
National CineMedia, Inc.	3,124	21,587
New Media Investment Group, Inc.	2,607	35,638
News Corp.:
Class A	19,354	248,312
Class B	5,825	75,317
Nexstar Broadcasting Group, Inc. Class A	2,188	182,632
Scholastic Corp.	1,361	56,740
Sinclair Broadcast Group, Inc. Class A	3,089	95,172
Sirius XM Holdings, Inc. (b)	73,746	429,939
Tegna, Inc.	17,167	201,541
The New York Times Co. Class A	6,115	157,217
Tribune Media Co. Class A	3,682	169,041
tronc, Inc. (a)	1,211	14,496
		3,755,058
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	1,927	46,479
Gogo, Inc. (a)(b)	2,779	11,477
Shenandoah Telecommunications Co.	2,296	109,358
Spok Holdings, Inc.	997	13,798
Sprint Corp. (a)	31,919	199,175
Telephone & Data Systems, Inc.	4,689	169,836
U.S. Cellular Corp. (a)	677	38,982
		589,105

TOTAL COMMUNICATION SERVICES		7,418,677

CONSUMER DISCRETIONARY - 13.2%
Auto Components - 1.0%
Adient PLC	4,700	92,778
American Axle & Manufacturing Holdings, Inc. (a)	3,814	56,371
Cooper Tire & Rubber Co.	2,683	94,442
Cooper-Standard Holding, Inc. (a)	882	67,438
Dana Holding Corp.	7,220	127,216
Delphi Technologies PLC	4,439	79,502
Dorman Products, Inc. (a)	1,523	130,902
Fox Factory Holding Corp. (a)	1,436	85,198
Gentex Corp.	14,362	304,187
Gentherm, Inc. (a)	1,837	78,183
Hertz Global Holdings, Inc. (a)	3,646	60,487
Horizon Global Corp. (a)(b)	1,144	2,402
LCI Industries	1,237	101,978
Modine Manufacturing Co. (a)	2,372	34,702
Motorcar Parts of America, Inc. (a)(b)	926	18,520
Shiloh Industries, Inc. (a)	568	3,402
Standard Motor Products, Inc.	1,005	49,406
Stoneridge, Inc. (a)	1,321	34,491
Superior Industries International, Inc.	1,144	5,892
Tenneco, Inc.	2,765	95,890
The Goodyear Tire & Rubber Co.	12,358	261,866
Tower International, Inc.	1,007	29,294
Visteon Corp. (a)	1,708	131,328
		1,945,875
Automobiles - 0.3%
Harley-Davidson, Inc.	8,441	311,135
REV Group, Inc.	606	5,036
Thor Industries, Inc.	2,401	156,353
Winnebago Industries, Inc.	1,331	38,067
		510,591
Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,304	64,236
Pool Corp.	2,074	310,913
		375,149
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	2,861	139,903
American Public Education, Inc. (a)	803	23,761
Bridgepoint Education, Inc. (a)	1,448	11,772
Bright Horizons Family Solutions, Inc. (a)	2,207	255,549
Career Education Corp. (a)	3,192	41,209
Carriage Services, Inc.	725	14,101
Chegg, Inc. (a)	2,933	103,300
Frontdoor, Inc. (a)	3,380	100,454
Graham Holdings Co.	233	154,945
Grand Canyon Education, Inc. (a)	2,376	220,825
H&R Block, Inc.	10,393	245,171
Houghton Mifflin Harcourt Co. (a)	5,097	53,366
K12, Inc. (a)	1,743	54,922
Laureate Education, Inc. Class A (a)	1,781	28,496
Regis Corp. (a)	1,770	33,011
Service Corp. International	9,552	409,972
ServiceMaster Global Holdings, Inc. (a)	6,758	263,494
Sotheby's Class A (Ltd. vtg.) (a)	2,303	93,018
Strategic Education, Inc.	523	57,216
Weight Watchers International, Inc. (a)	1,385	44,320
		2,348,805
Hotels, Restaurants & Leisure - 2.5%
Belmond Ltd. Class A (a)	4,238	105,611
Biglari Holdings, Inc. (a)	7	4,550
Biglari Holdings, Inc. (a)	45	5,891
BJ's Restaurants, Inc.	975	48,584
Bloomin' Brands, Inc.	5,264	97,016
Boyd Gaming Corp.	4,125	112,695
Brinker International, Inc.	2,496	101,138
Caesars Entertainment Corp. (a)	2,844	25,994
Carrols Restaurant Group, Inc. (a)	1,689	14,576
Chipotle Mexican Grill, Inc. (a)	1,246	659,894
Choice Hotels International, Inc.	1,806	142,963
Churchill Downs, Inc.	1,877	172,646
Chuy's Holdings, Inc. (a)	834	18,948
Cracker Barrel Old Country Store, Inc.	1,206	201,740
Dave & Buster's Entertainment, Inc.	1,880	96,726
Del Frisco's Restaurant Group, Inc. (a)	1,171	9,274
Del Taco Restaurants, Inc. (a)	1,652	17,164
Denny's Corp. (a)	3,664	64,816
Dine Brands Global, Inc.	850	64,830
Drive Shack, Inc. (a)	3,047	12,828
Dunkin' Brands Group, Inc.	4,603	314,799
El Pollo Loco Holdings, Inc. (a)	1,065	17,562
Eldorado Resorts, Inc. (a)(b)	1,058	49,324
Extended Stay America, Inc. unit	5,646	96,547
Fiesta Restaurant Group, Inc. (a)	1,326	19,704
Golden Entertainment, Inc. (a)	746	13,950
Habit Restaurants, Inc. Class A (a)	789	8,064
Hilton Grand Vacations, Inc. (a)	2,865	86,924
Hyatt Hotels Corp. Class A	1,925	134,577
International Speedway Corp. Class A	1,292	56,137
Jack in the Box, Inc.	1,625	131,544
Marriott Vacations Worldwide Corp.	1,221	108,107
Monarch Casino & Resort, Inc. (a)	560	24,214
Papa John's International, Inc. (b)	1,327	56,119
Penn National Gaming, Inc. (a)	3,810	92,354
Planet Fitness, Inc. (a)	2,512	145,495
Playa Hotels & Resorts NV (a)	2,701	21,284
PlayAGS, Inc. (a)	502	12,580
Potbelly Corp. (a)	1,220	10,577
RCI Hospitality Holdings, Inc.	446	9,950
Red Robin Gourmet Burgers, Inc. (a)	640	20,467
Red Rock Resorts, Inc.	1,439	36,522
Ruth's Hospitality Group, Inc.	1,475	34,073
Scientific Games Corp. Class A (a)(b)	2,534	63,502
SeaWorld Entertainment, Inc. (a)	3,352	87,320
Shake Shack, Inc. Class A (a)	904	43,175
Six Flags Entertainment Corp.	4,295	264,529
Texas Roadhouse, Inc. Class A	3,221	195,966
The Cheesecake Factory, Inc.	2,219	99,589
U.S. Foods Holding Corp. (a)	4,421	149,076
Vail Resorts, Inc.	2,000	376,520
Wendy's Co.	10,063	174,291
Wingstop, Inc.	1,446	94,930
		5,027,656
Household Durables - 1.4%
Beazer Homes U.S.A., Inc. (a)	1,647	20,637
Cavco Industries, Inc. (a)	423	70,341
Century Communities, Inc. (a)	767	17,994
Ethan Allen Interiors, Inc.	1,267	24,048
Flexsteel Industries, Inc.	329	8,215
Garmin Ltd.	5,762	398,615
GoPro, Inc. Class A (a)(b)	4,843	23,876
Green Brick Partners, Inc. (a)	1,189	10,059
Hamilton Beach Brands Holding Co. Class A	417	10,900
Helen of Troy Ltd. (a)	1,399	162,340
Hooker Furniture Corp.	575	16,543
Hovnanian Enterprises, Inc. Class A (a)	6,394	4,515
Installed Building Products, Inc. (a)	1,000	42,110
iRobot Corp. (a)(b)	1,363	122,384
KB Home	4,160	89,066
La-Z-Boy, Inc.	2,452	72,628
Leggett & Platt, Inc.	6,707	274,719
LGI Homes, Inc. (a)(b)	850	50,405
Libbey, Inc.	1,074	5,391
M.D.C. Holdings, Inc.	2,245	73,928
M/I Homes, Inc. (a)	1,236	32,742
Meritage Homes Corp. (a)	1,884	84,931
PulteGroup, Inc.	14,931	415,231
Roku, Inc. Class A (a)(b)	910	40,905
Taylor Morrison Home Corp. (a)	2,046	38,669
Tempur Sealy International, Inc. (a)	2,529	134,088
Toll Brothers, Inc.	7,487	276,570
TopBuild Corp. (a)	1,901	100,392
TRI Pointe Homes, Inc. (a)	7,282	97,943
Tupperware Brands Corp.	2,524	68,829
Universal Electronics, Inc. (a)	731	20,592
Vuzix Corp. (a)(b)	747	3,160
William Lyon Homes, Inc. (a)	1,169	15,501
Zagg, Inc. (a)	1,400	15,708
		2,843,975
Internet & Direct Marketing Retail - 0.7%
1-800-FLOWERS.com, Inc. Class A (a)	1,570	25,042
Blue Apron Holdings, Inc. Class A (a)	1,347	1,886
Duluth Holdings, Inc. (a)	463	11,056
Etsy, Inc. (a)	4,812	262,976
FTD Companies, Inc. (a)	832	2,138
Groupon, Inc. (a)	20,046	75,573
GrubHub, Inc. (a)	4,295	345,318
Lands' End, Inc. (a)(b)	670	11,993
Liberty Expedia Holdings, Inc. (a)	2,706	110,919
NutriSystem, Inc.	1,465	63,596
Overstock.com, Inc. (a)(b)	805	13,967
PetMed Express, Inc. (b)	1,037	24,556
Quotient Technology, Inc. (a)	3,408	34,080
Shutterfly, Inc. (a)	1,695	77,902
Shutterstock, Inc.	978	39,130
Stamps.com, Inc. (a)	796	148,120
Stitch Fix, Inc. (a)(b)	442	9,923
Wayfair LLC Class A (a)	1,514	165,722
		1,423,897
Leisure Products - 0.5%
American Outdoor Brands Corp. (a)	2,787	33,639
Brunswick Corp.	4,510	226,943
Callaway Golf Co.	4,720	76,889
Johnson Outdoors, Inc. Class A	286	17,918
Malibu Boats, Inc. Class A (a)	879	35,643
Mattel, Inc. (a)(b)	17,266	204,429
MCBC Holdings, Inc. (a)	820	17,901
Nautilus, Inc. (a)	1,546	11,610
Polaris Industries, Inc.	2,995	251,221
Sturm, Ruger & Co., Inc.	958	52,192
Vista Outdoor, Inc. (a)	2,927	29,211
		957,596
Multiline Retail - 0.5%
Big Lots, Inc.	2,223	70,113
Dillard's, Inc. Class A	1,297	86,627
Fred's, Inc. Class A (a)(b)	1,744	4,848
JC Penney Corp., Inc. (a)	15,288	20,180
Macy's, Inc.	15,279	401,838
Nordstrom, Inc.	5,827	270,431
Ollie's Bargain Outlet Holdings, Inc. (a)	2,387	186,592
		1,040,629
Specialty Retail - 3.2%
Aaron's, Inc. Class A	3,192	159,792
Abercrombie & Fitch Co. Class A	3,379	73,223
Advance Auto Parts, Inc.	3,706	589,995
America's Car Mart, Inc. (a)	388	27,144
American Eagle Outfitters, Inc.	8,583	181,273
Armstrong Flooring, Inc. (a)	1,242	16,792
Asbury Automotive Group, Inc. (a)	987	69,732
Ascena Retail Group, Inc. (a)	8,394	20,565
AutoNation, Inc. (a)	3,302	127,953
Barnes & Noble Education, Inc. (a)	1,906	10,902
Barnes & Noble, Inc.	2,739	16,516
Bed Bath & Beyond, Inc.	7,634	115,197
Big 5 Sporting Goods Corp. (b)	838	2,883
Boot Barn Holdings, Inc. (a)	633	14,831
Burlington Stores, Inc. (a)	3,541	608,025
Caleres, Inc.	2,187	65,260
Camping World Holdings, Inc.	600	8,508
Cars.com, Inc. (a)	3,572	97,551
Carvana Co. Class A (a)(b)	782	29,051
Chico's FAS, Inc.	6,522	37,828
Citi Trends, Inc.	741	15,183
Conn's, Inc. (a)	1,186	24,835
Dick's Sporting Goods, Inc.	4,416	155,929
DSW, Inc. Class A	3,842	104,695
Express, Inc. (a)	3,891	20,622
Five Below, Inc. (a)	2,753	340,629
Floor & Decor Holdings, Inc. Class A (a)	997	34,187
Foot Locker, Inc.	6,220	347,636
Francesca's Holdings Corp. (a)(b)	1,733	1,531
GameStop Corp. Class A (b)	5,087	57,687
Gap, Inc.	11,012	280,145
Genesco, Inc. (a)	1,042	47,078
GNC Holdings, Inc. Class A (a)(b)	3,315	10,111
Group 1 Automotive, Inc.	1,002	61,152
Guess?, Inc.	3,084	60,169
Haverty Furniture Companies, Inc.	950	19,352
Hibbett Sports, Inc. (a)	1,113	18,186
Kirkland's, Inc. (a)	692	7,072
Lithia Motors, Inc. Class A (sub. vtg.)	1,175	104,516
Lumber Liquidators Holdings, Inc. (a)(b)	1,356	16,299
MarineMax, Inc. (a)	1,226	21,798
Michaels Companies, Inc. (a)	5,761	79,847
Monro, Inc.	1,623	116,304
Murphy U.S.A., Inc. (a)	1,826	134,302
Office Depot, Inc.	26,376	77,809
Party City Holdco, Inc. (a)	1,189	13,127
Penske Automotive Group, Inc.	1,884	88,322
Pier 1 Imports, Inc.	3,915	3,193
Rent-A-Center, Inc. (a)	2,680	46,900
RH (a)(b)	1,920	260,870
Sally Beauty Holdings, Inc. (a)	7,244	124,742
Shoe Carnival, Inc.	658	24,267
Signet Jewelers Ltd.	3,474	84,627
Sleep Number Corp. (a)	2,248	80,928
Sonic Automotive, Inc. Class A (sub. vtg.)	1,331	20,364
Sportsman's Warehouse Holdings, Inc. (a)	1,306	6,713
Tailored Brands, Inc.	2,416	30,514
The Buckle, Inc.	1,392	24,179
The Cato Corp. Class A (sub. vtg.)	1,246	18,503
The Children's Place Retail Stores, Inc.	901	87,181
Tile Shop Holdings, Inc.	1,641	12,455
Tilly's, Inc.	647	7,835
Tractor Supply Co.	6,297	537,764
Urban Outfitters, Inc. (a)	4,439	143,380
Vitamin Shoppe, Inc. (a)	1,185	5,475
Williams-Sonoma, Inc. (b)	4,088	222,510
Zumiez, Inc. (a)	867	22,030
		6,295,974
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	2,479	205,509
Columbia Sportswear Co.	1,367	121,923
Crocs, Inc. (a)	3,694	106,092
Deckers Outdoor Corp. (a)	1,610	206,805
Fossil Group, Inc. (a)(b)	2,110	35,786
G-III Apparel Group Ltd. (a)	2,186	76,226
Hanesbrands, Inc.	18,962	284,240
J.Jill, Inc. (a)	526	3,130
lululemon athletica, Inc. (a)	5,360	792,250
Movado Group, Inc.	759	24,250
Oxford Industries, Inc.	755	57,818
Ralph Lauren Corp.	2,826	328,212
Samsonite International SA (c)	70,800	210,560
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	6,691	181,794
Steven Madden Ltd.	4,113	134,289
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	9,257	191,990
Class C (non-vtg.) (a)	9,219	174,608
Unifi, Inc. (a)	752	16,085
Vera Bradley, Inc. (a)	972	8,699
Wolverine World Wide, Inc.	4,956	170,040
		3,330,306

TOTAL CONSUMER DISCRETIONARY		26,100,453

CONSUMER STAPLES - 3.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	454	113,119
Coca-Cola Bottling Co. Consolidated	234	50,497
Craft Brew Alliance, Inc. (a)	431	7,094
MGP Ingredients, Inc. (b)	613	44,007
National Beverage Corp.	585	49,046
Primo Water Corp. (a)	1,125	14,659
		278,422
Food & Staples Retailing - 0.5%
Andersons, Inc.	1,310	45,916
Casey's General Stores, Inc.	1,966	252,985
Chefs' Warehouse Holdings (a)	950	30,514
Ingles Markets, Inc. Class A	692	19,750
Performance Food Group Co. (a)	2,856	97,561
PriceSmart, Inc.	1,141	69,886
Rite Aid Corp. (a)(b)	52,917	42,508
Smart & Final Stores, Inc. (a)	1,410	8,502
SpartanNash Co.	1,891	39,238
Sprouts Farmers Market LLC (a)	6,719	161,122
United Natural Foods, Inc. (a)	2,545	33,340
Weis Markets, Inc.	829	40,223
Welbilt, Inc. (a)	6,952	97,467
		939,012
Food Products - 1.6%
B&G Foods, Inc. Class A (b)	3,319	88,485
Cal-Maine Foods, Inc.	1,489	62,806
Calavo Growers, Inc.	766	62,322
Campbell Soup Co. (b)	9,645	341,722
Darling International, Inc. (a)	8,261	175,711
Dean Foods Co.	4,498	18,757
Farmer Brothers Co. (a)	489	12,029
Flowers Foods, Inc.	9,166	180,204
Fresh Del Monte Produce, Inc.	1,669	53,375
Freshpet, Inc. (a)	988	35,538
Hormel Foods Corp.	13,487	570,770
Hostess Brands, Inc. Class A (a)	4,026	46,259
J&J Snack Foods Corp.	751	115,917
John B. Sanfilippo & Son, Inc.	425	29,006
Lamb Weston Holdings, Inc.	6,954	502,774
Lancaster Colony Corp.	977	155,411
nLIGHT, Inc. (a)	262	5,122
Pilgrim's Pride Corp. (a)	2,878	58,308
Post Holdings, Inc. (a)	3,253	301,943
Sanderson Farms, Inc.	997	122,731
Seaboard Corp.	14	54,098
The Hain Celestial Group, Inc. (a)	5,196	95,243
Tootsie Roll Industries, Inc. (b)	917	31,774
TreeHouse Foods, Inc. (a)	2,846	166,093
		3,286,398
Household Products - 0.2%
Central Garden & Pet Co. (a)	542	21,252
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,630	58,061
Energizer Holdings, Inc.	3,100	146,940
Orchids Paper Products Co. (a)	332	349
Spectrum Brands Holdings, Inc.	1,115	62,306
WD-40 Co.	712	129,406
		418,314
Personal Products - 0.6%
Avon Products, Inc. (a)	21,995	51,468
Coty, Inc. Class A	23,696	183,881
Edgewell Personal Care Co. (a)	2,909	114,760
elf Beauty, Inc. (a)	989	8,308
Herbalife Nutrition Ltd. (a)	6,994	417,542
Inter Parfums, Inc.	862	57,289
MediFast, Inc.	556	70,745
Natural Health Trends Corp.	333	5,458
Nu Skin Enterprises, Inc. Class A	2,570	168,721
Revlon, Inc. (a)	572	14,986
USANA Health Sciences, Inc. (a)	524	61,360
		1,154,518
Tobacco - 0.1%
22nd Century Group, Inc. (a)(b)	5,429	12,161
Universal Corp.	1,269	73,221
Vector Group Ltd.	5,404	59,444
		144,826

TOTAL CONSUMER STAPLES		6,221,490

ENERGY - 3.1%
Energy Equipment & Services - 0.9%
Archrock, Inc.	3,499	33,031
Basic Energy Services, Inc. (a)	1,045	4,964
Bristow Group, Inc. (a)(b)	1,587	5,221
C&J Energy Services, Inc. (a)	3,226	51,842
Carbo Ceramics, Inc. (a)	1,056	4,256
Core Laboratories NV	2,213	149,289
Diamond Offshore Drilling, Inc. (a)(b)	3,205	35,031
Dril-Quip, Inc. (a)	1,905	71,323
Ensco PLC Class A	15,180	66,792
Exterran Corp. (a)	1,577	27,377
Forum Energy Technologies, Inc. (a)	3,539	17,376
Frank's International NV (a)	2,436	13,861
FTS International, Inc. (a)	990	8,069
Helix Energy Solutions Group, Inc. (a)	6,742	46,048
Helmerich & Payne, Inc.	5,431	304,082
Hornbeck Offshore Services, Inc. (a)	1,469	1,939
Key Energy Services, Inc. (a)	219	366
KLX Energy Services Holdings, Inc. (a)	1,042	27,155
Mammoth Energy Services, Inc.	392	8,675
Matrix Service Co. (a)	1,321	28,335
McDermott International, Inc. (a)	4,052	35,739
Nabors Industries Ltd.	14,278	42,263
NCS Multistage Holdings, Inc. (a)	415	2,349
Newpark Resources, Inc. (a)	4,303	35,758
Noble Corp. (a)	12,307	40,613
Oceaneering International, Inc. (a)	4,909	77,022
Oil States International, Inc. (a)	2,562	44,118
Patterson-UTI Energy, Inc.	8,213	99,624
Pioneer Energy Services Corp. (a)	3,635	5,380
Rowan Companies PLC (a)	6,273	76,468
RPC, Inc.	2,914	31,442
SEACOR Holdings, Inc. (a)	841	34,809
Smart Sand, Inc. (a)	998	2,535
Solaris Oilfield Infrastructure, Inc. Class A	540	8,122
Superior Energy Services, Inc. (a)	7,551	29,524
TETRA Technologies, Inc. (a)	5,707	12,156
Transocean Ltd. (United States) (a)	19,567	167,689
U.S. Silica Holdings, Inc. (b)	3,609	48,649
Unit Corp. (a)	2,607	41,608
Weatherford International PLC (a)(b)	48,518	31,459
		1,772,359
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	7,384	8,787
Antero Resources Corp. (a)	7,223	72,663
Approach Resources, Inc. (a)(b)	2,082	2,006
Arch Coal, Inc.	1,229	108,312
Ardmore Shipping Corp. (a)	1,431	8,114
Bonanza Creek Energy, Inc. (a)	1,048	24,156
California Resources Corp. (a)	2,077	41,852
Callon Petroleum Co. (a)	10,058	81,872
Carrizo Oil & Gas, Inc. (a)	3,045	37,393
Centennial Resource Development, Inc. Class A (a)(b)	8,584	113,051
Chesapeake Energy Corp. (a)(b)	37,438	106,698
Clean Energy Fuels Corp. (a)	4,781	9,084
Cloud Peak Energy, Inc. (a)	3,043	1,135
CNX Resources Corp. (a)	10,787	130,954
CONSOL Energy, Inc. (a)	1,277	45,372
Contango Oil & Gas Co. (a)	1,150	4,347
Continental Resources, Inc. (a)	4,326	199,731
CVR Energy, Inc.	775	31,116
Delek U.S. Holdings, Inc.	2,755	89,565
Denbury Resources, Inc. (a)	20,046	40,693
Eclipse Resources Corp. (a)(b)	4,265	4,905
EP Energy Corp. (a)	1,944	1,340
Extraction Oil & Gas, Inc. (a)	2,059	8,112
Green Plains, Inc.	1,771	25,166
Gulfport Energy Corp. (a)	7,720	64,771
Halcon Resources Corp. (a)(b)	7,442	12,205
Highpoint Resources, Inc. (a)	3,819	10,693
HollyFrontier Corp.	8,821	496,975
International Seaways, Inc. (a)	653	11,832
Kosmos Energy Ltd. (a)	9,559	49,038
Laredo Petroleum, Inc. (a)	6,993	26,573
Matador Resources Co. (a)	4,628	90,246
Midstates Petroleum Co., Inc. (a)	1,264	12,236
Murphy Oil Corp.	8,127	222,273
NACCO Industries, Inc. Class A	203	6,918
Newfield Exploration Co. (a)	9,908	181,118
Nine Energy Service, Inc. (a)	347	8,321
Oasis Petroleum, Inc. (a)	11,848	71,325
Overseas Shipholding Group, Inc. (a)	2,066	3,739
Pacific Ethanol, Inc. (a)	1,688	2,161
Par Pacific Holdings, Inc. (a)	1,574	25,593
Parsley Energy, Inc. Class A (a)	11,131	206,814
PBF Energy, Inc. Class A	5,471	200,348
PDC Energy, Inc. (a)	2,792	90,935
Peabody Energy Corp.	5,244	187,211
Penn Virginia Corp. (a)	672	35,253
QEP Resources, Inc. (a)	12,034	99,521
Range Resources Corp.	9,440	104,123
Renewable Energy Group, Inc. (a)	1,715	49,564
Resolute Energy Corp. (a)	979	32,043
Rex American Resources Corp. (a)	279	20,347
Ring Energy, Inc. (a)	2,120	12,466
Sanchez Energy Corp. (a)	3,287	861
SandRidge Energy, Inc. (a)	1,009	8,365
SemGroup Corp. Class A	2,679	42,918
SM Energy Co.	4,830	94,765
Southwestern Energy Co. (a)	24,645	107,699
SRC Energy, Inc. (a)	10,117	49,776
Talos Energy, Inc. (a)	994	18,985
Teekay Corp.	2,576	9,042
Teekay Tankers Ltd. (b)	6,128	6,128
Tellurian, Inc. (a)(b)	3,108	31,080
Ultra Petroleum Corp. (a)	9,762	7,029
Uranium Energy Corp. (a)(b)	6,454	8,390
W&T Offshore, Inc. (a)	4,582	23,093
Whiting Petroleum Corp. (a)	3,573	102,295
WildHorse Resource Development Corp. (a)	1,397	23,707
World Fuel Services Corp.	3,527	87,787
WPX Energy, Inc. (a)	19,577	240,014
		4,393,000

TOTAL ENERGY		6,165,359

FINANCIALS - 15.0%
Banks - 6.0%
1st Source Corp.	842	38,227
Ameris Bancorp	1,761	66,830
Associated Banc-Corp.	7,437	161,011
Atlantic Capital Bancshares, Inc. (a)	1,283	23,197
Banc of California, Inc.	2,470	36,013
BancFirst Corp.	796	42,729
Bancorp, Inc., Delaware (a)	2,735	23,193
BancorpSouth Bank	4,257	124,219
Bank of Hawaii Corp.	2,145	165,873
Bank of Marin Bancorp	553	23,193
Bank of the Ozarks, Inc.	4,557	138,259
BankUnited, Inc.	5,229	176,792
Banner Corp.	1,322	72,102
Berkshire Hills Bancorp, Inc.	1,589	43,300
BOK Financial Corp.	1,060	88,097
Boston Private Financial Holdings, Inc.	4,199	48,708
Bridge Bancorp, Inc.	917	28,234
Brookline Bancorp, Inc., Delaware	3,510	52,194
Bryn Mawr Bank Corp.	845	31,257
Byline Bancorp, Inc. (a)	278	5,251
Cadence Bancorp Class A	914	17,138
Camden National Corp.	779	31,565
Carolina Financial Corp.	839	29,046
Cathay General Bancorp	3,730	138,458
Centerstate Banks of Florida, Inc.	2,521	62,521
Central Pacific Financial Corp.	1,556	44,548
Chemical Financial Corp.	3,542	157,477
CIT Group, Inc.	6,586	304,207
City Holding Co.	746	53,473
Columbia Banking Systems, Inc.	2,902	106,649
Commerce Bancshares, Inc.	4,821	288,296
Community Bank System, Inc.	2,218	132,969
Community Trust Bancorp, Inc.	838	34,031
ConnectOne Bancorp, Inc.	1,466	29,320
Cullen/Frost Bankers, Inc.	2,811	273,454
Customers Bancorp, Inc. (a)	1,399	27,518
CVB Financial Corp.	5,023	110,054
Eagle Bancorp, Inc. (a)	1,463	80,289
Enterprise Financial Services Corp.	1,009	44,527
Equity Bancshares, Inc. (a)	551	17,494
Fidelity Southern Corp.	1,068	32,531
Financial Institutions, Inc.	708	18,989
First Bancorp, North Carolina	998	36,696
First Bancorp, Puerto Rico	7,812	83,198
First Busey Corp.	1,674	41,448
First Citizens Bancshares, Inc.	442	180,128
First Commonwealth Financial Corp.	4,452	60,547
First Financial Bancorp, Ohio	3,096	81,518
First Financial Bankshares, Inc.	3,317	202,669
First Foundation, Inc.	1,329	19,310
First Hawaiian, Inc.	2,644	68,030
First Horizon National Corp.	11,707	171,859
First Internet Bancorp	392	7,840
First Interstate Bancsystem, Inc.	978	38,064
First Merchants Corp.	2,064	75,604
First Midwest Bancorp, Inc., Delaware	4,050	89,181
First of Long Island Corp.	1,111	23,020
Flushing Financial Corp.	1,364	30,254
FNB Corp., Pennsylvania	10,471	121,987
Franklin Financial Network, Inc.	604	19,249
Fulton Financial Corp.	8,717	139,908
German American Bancorp, Inc.	1,075	31,444
Glacier Bancorp, Inc.	3,847	162,266
Great Western Bancorp, Inc.	2,935	103,576
Hancock Whitney Corp.	4,172	171,386
Hanmi Financial Corp.	1,633	35,812
Heartland Financial U.S.A., Inc.	1,085	49,216
Heritage Commerce Corp.	1,377	18,273
Heritage Financial Corp., Washington	1,495	46,315
Hilltop Holdings, Inc.	3,902	71,836
Home Bancshares, Inc.	6,172	113,009
Hope Bancorp, Inc.	6,344	90,783
Horizon Bancorp, Inc. Indiana	1,529	24,678
IBERIABANK Corp.	2,223	164,257
Independent Bank Corp.	1,095	24,265
Independent Bank Corp., Massachusetts	1,349	107,623
Independent Bank Group, Inc.	553	29,176
International Bancshares Corp.	2,915	103,395
Investors Bancorp, Inc.	15,522	188,437
Lakeland Bancorp, Inc.	1,903	29,782
Lakeland Financial Corp.	1,267	57,053
LegacyTexas Financial Group, Inc.	2,076	82,708
Live Oak Bancshares, Inc.	1,102	15,318
Luther Burbank Corp.	584	5,519
MB Financial, Inc.	3,565	158,215
Merchants Bancorp/IN	316	6,184
Metropolitan Bank Holding Corp. (a)	157	5,495
Midland States Bancorp, Inc.	309	7,450
National Bank Holdings Corp.	1,299	41,516
National Commerce Corp. (a)	614	24,999
NBT Bancorp, Inc.	2,167	77,189
OFG Bancorp	2,211	42,849
Old National Bancorp, Indiana	6,750	108,945
Opus Bank	909	18,998
Origin Bancorp, Inc.	265	9,029
Pacific Premier Bancorp, Inc.	1,395	41,501
PacWest Bancorp	6,037	232,968
Park National Corp.	661	62,147
Peapack-Gladstone Financial Corp.	819	21,859
Peoples United Financial, Inc.	15,606	255,626
Pinnacle Financial Partners, Inc.	2,311	124,262
Popular, Inc.	5,207	284,354
Preferred Bank, Los Angeles	630	29,333
Prosperity Bancshares, Inc.	3,486	247,994
QCR Holdings, Inc.	582	19,939
Renasant Corp.	2,107	74,841
S&T Bancorp, Inc.	1,764	67,773
Sandy Spring Bancorp, Inc.	1,189	38,773
Seacoast Banking Corp., Florida (a)	1,526	41,996
ServisFirst Bancshares, Inc.	2,234	75,398
Signature Bank	2,692	342,719
Simmons First National Corp. Class A	2,979	73,700
South State Corp.	1,212	80,416
Southside Bancshares, Inc.	1,363	44,965
Sterling Bancorp	6,563	126,272
Stock Yards Bancorp, Inc.	1,067	36,886
Synovus Financial Corp.	6,140	217,479
TCF Financial Corp.	8,581	190,155
Texas Capital Bancshares, Inc. (a)	2,460	143,344
Tompkins Financial Corp.	620	45,595
TowneBank	2,869	74,479
Trico Bancshares	1,007	37,984
TriState Capital Holdings, Inc. (a)	1,078	21,948
Triumph Bancorp, Inc. (a)	913	27,810
Trustmark Corp.	3,382	106,634
UMB Financial Corp.	2,193	141,141
Umpqua Holdings Corp.	11,060	195,541
Union Bankshares Corp.	2,181	68,832
United Bankshares, Inc., West Virginia	4,061	143,638
United Community Bank, Inc.	3,538	90,997
Univest Corp. of Pennsylvania	1,312	30,819
Valley National Bancorp	12,794	129,347
Veritex Holdings, Inc.	879	23,258
Washington Trust Bancorp, Inc.	734	38,197
Webster Financial Corp.	4,604	248,064
WesBanco, Inc.	2,035	82,641
Westamerica Bancorp.	1,286	80,581
Western Alliance Bancorp. (a)	4,746	210,153
Wintrust Financial Corp.	2,601	185,035
		11,998,133
Capital Markets - 2.1%
Arlington Asset Investment Corp.	1,178	10,154
Artisan Partners Asset Management, Inc.	2,028	47,293
B. Riley Financial, Inc.	771	11,758
BGC Partners, Inc. Class A	17,893	110,758
Blucora, Inc. (a)	1,936	57,131
Brighthouse Financial, Inc. (a)	4,811	179,643
Cohen & Steers, Inc.	1,001	37,668
Cowen Group, Inc. Class A (a)	1,253	20,261
Diamond Hill Investment Group, Inc.	153	23,715
Eaton Vance Corp. (non-vtg.)	5,694	219,333
Evercore, Inc. Class A	1,952	174,606
FactSet Research Systems, Inc.	2,001	437,479
Federated Investors, Inc. Class B (non-vtg.)	4,669	122,001
Gain Capital Holdings, Inc.	1,237	8,003
Greenhill & Co., Inc.	1,372	34,382
Hamilton Lane, Inc. Class A	681	24,700
Houlihan Lokey	1,041	46,054
Interactive Brokers Group, Inc.	3,415	172,116
INTL FCStone, Inc. (a)	744	28,443
Investment Technology Group, Inc.	1,549	46,873
Janus Henderson Group PLC	9,037	197,278
Lazard Ltd. Class A	6,514	259,192
Legg Mason, Inc.	4,518	134,636
LPL Financial	3,981	280,143
MarketAxess Holdings, Inc.	1,884	404,627
Moelis & Co. Class A	1,133	49,569
Morningstar, Inc.	928	115,211
Oppenheimer Holdings, Inc. Class A (non-vtg.)	465	12,522
Piper Jaffray Companies	710	49,011
PJT Partners, Inc.	814	35,393
Stifel Financial Corp.	3,328	159,311
The NASDAQ OMX Group, Inc.	5,712	502,884
Virtu Financial, Inc. Class A	1,964	50,180
Virtus Investment Partners, Inc.	323	29,060
Waddell & Reed Financial, Inc. Class A	4,148	71,014
Westwood Holdings Group, Inc.	417	15,271
WisdomTree Investments, Inc.	5,801	38,867
		4,216,540
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)	632	251,549
Elevate Credit, Inc. (a)	590	2,626
Encore Capital Group, Inc. (a)(b)	1,186	35,034
Enova International, Inc. (a)	1,155	26,623
EZCORP, Inc. (non-vtg.) Class A (a)(b)	2,423	22,582
First Cash Financial Services, Inc.	2,435	200,717
Green Dot Corp. Class A (a)	2,218	164,176
LendingClub Corp. (a)	16,103	51,369
Navient Corp.	15,225	173,565
Nelnet, Inc. Class A	982	51,653
OneMain Holdings, Inc. (a)	2,629	78,581
PRA Group, Inc. (a)	2,336	68,935
Regional Management Corp. (a)	480	13,190
Santander Consumer U.S.A. Holdings, Inc.	5,582	106,393
SLM Corp.	21,476	230,008
World Acceptance Corp. (a)	298	30,900
		1,507,901
Diversified Financial Services - 0.6%
Acushnet Holdings Corp.	969	22,277
AXA Equitable Holdings, Inc.	6,758	125,293
Cannae Holdings, Inc. (a)	3,369	65,156
Columbia Financial, Inc.	2,533	37,514
Donnelley Financial Solutions, Inc. (a)	1,314	19,237
FB Financial Corp.	316	10,453
Granite Point Mortgage Trust, Inc.	2,187	42,690
Jefferies Financial Group, Inc.	16,253	338,225
On Deck Capital, Inc. (a)	2,054	15,446
Pennymac Financial Services, Inc.	966	19,977
Rafael Holdings, Inc. (a)	427	6,584
Victory Capital Holdings, Inc. (a)	662	7,216
Voya Financial, Inc.	9,763	453,296
		1,163,364
Insurance - 3.3%
AMBAC Financial Group, Inc. (a)	2,283	43,194
American Equity Investment Life Holding Co.	4,431	138,779
American Financial Group, Inc.	3,656	348,746
American National Insurance Co.	405	56,372
Amerisafe, Inc.	969	57,568
Argo Group International Holdings, Ltd.	1,722	114,926
Aspen Insurance Holdings Ltd.	3,007	125,482
Assurant, Inc.	2,858	275,483
Assured Guaranty Ltd.	6,542	265,344
Athene Holding Ltd. (a)	2,597	111,411
Axis Capital Holdings Ltd.	4,436	237,548
Brown & Brown, Inc.	11,528	313,100
CNO Financial Group, Inc.	8,719	155,896
eHealth, Inc. (a)	832	50,885
Employers Holdings, Inc.	1,607	68,089
Enstar Group Ltd. (a)	535	95,230
Erie Indemnity Co. Class A	925	135,402
Everest Re Group Ltd.	2,060	451,243
FBL Financial Group, Inc. Class A	504	35,391
First American Financial Corp.	5,507	275,791
Genworth Financial, Inc. Class A (a)	25,003	121,015
Goosehead Insurance	469	13,479
Greenlight Capital Re, Ltd. (a)	1,450	15,037
Hanover Insurance Group, Inc.	2,134	243,361
HCI Group, Inc.	419	19,852
Health Insurance Innovations, Inc. (a)(b)	596	22,851
Heritage Insurance Holdings, Inc.	1,281	18,600
Horace Mann Educators Corp.	2,010	83,717
James River Group Holdings Ltd.	854	32,939
Kemper Corp.	2,440	183,439
Kinsale Capital Group, Inc.	552	32,016
Maiden Holdings Ltd.	3,629	4,681
MBIA, Inc. (a)	6,460	62,081
Mercury General Corp.	1,832	94,714
National General Holdings Corp.	3,083	74,454
National Western Life Group, Inc.	113	34,273
Navigators Group, Inc.	1,102	76,920
Old Republic International Corp.	12,255	246,938
Primerica, Inc.	2,298	258,226
ProAssurance Corp.	2,662	113,561
RenaissanceRe Holdings Ltd.	2,065	285,032
RLI Corp.	1,911	126,145
Safety Insurance Group, Inc.	722	59,428
Selective Insurance Group, Inc.	2,907	177,094
Stewart Information Services Corp.	1,181	52,495
Third Point Reinsurance Ltd. (a)	2,866	30,122
Trupanion, Inc. (a)(b)	772	20,497
United Fire Group, Inc.	1,079	56,108
United Insurance Holdings Corp.	865	14,117
Universal Insurance Holdings, Inc.	1,631	61,521
W.R. Berkley Corp.	4,863	373,916
White Mountains Insurance Group Ltd.	229	204,630
		6,569,139
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	1,375	24,778
AGNC Investment Corp.	16,572	296,805
Anworth Mortgage Asset Corp.	4,731	21,148
Apollo Commercial Real Estate Finance, Inc.	3,925	71,435
Arbor Realty Trust, Inc.	2,407	28,788
Ares Commercial Real Estate Corp.	1,484	21,370
Armour Residential REIT, Inc.	1,856	39,013
Blackstone Mortgage Trust, Inc.	4,697	162,000
Capstead Mortgage Corp.	4,756	35,052
Cherry Hill Mortgage Investment Corp.	582	10,767
Chimera Investment Corp.	8,940	170,128
Dynex Capital, Inc.	2,268	13,653
Ellington Residential Mortgage REIT	632	7,369
Exantas Capital Corp.	1,526	16,130
Invesco Mortgage Capital, Inc.	5,597	90,112
Ladder Capital Corp. Class A	3,308	57,261
MFA Financial, Inc.	18,609	136,404
New Residential Investment Corp.	15,025	255,125
New York Mortgage Trust, Inc.	5,441	34,169
Orchid Island Capital, Inc.	1,125	7,808
PennyMac Mortgage Investment Trust	3,368	68,168
Redwood Trust, Inc.	3,855	62,181
Starwood Property Trust, Inc.	12,841	283,529
TPG RE Finance Trust, Inc.	525	10,411
Two Harbors Investment Corp.	10,653	155,427
Western Asset Mortgage Capital Corp.	2,083	19,913
		2,098,944
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	350	23,104
Thrifts & Mortgage Finance - 1.1%
Axos Financial, Inc. (a)	2,875	87,285
Beneficial Bancorp, Inc.	3,793	59,133
Capitol Federal Financial, Inc.	6,317	81,300
Dime Community Bancshares, Inc.	1,547	30,507
Essent Group Ltd. (a)	3,693	146,797
Farmer Mac Class C (non-vtg.)	444	31,413
First Defiance Financial Corp.	887	24,996
Flagstar Bancorp, Inc.	1,028	31,714
HomeStreet, Inc. (a)	1,250	30,588
Kearny Financial Corp.	4,438	56,984
LendingTree, Inc. (a)	361	106,979
Meridian Bancorp, Inc. Maryland	2,480	39,271
Meta Financial Group, Inc.	1,327	31,251
MGIC Investment Corp. (a)	17,094	213,333
New York Community Bancorp, Inc. (b)	24,422	283,784
NMI Holdings, Inc. (a)	2,627	57,794
Northfield Bancorp, Inc.	2,228	31,883
Northwest Bancshares, Inc.	5,065	89,347
OceanFirst Financial Corp.	1,420	34,094
Ocwen Financial Corp. (a)	5,228	8,783
Oritani Financial Corp.	1,926	32,472
PDL Community Bancorp (a)	461	5,961
Provident Financial Services, Inc.	3,008	74,328
Radian Group, Inc.	10,762	207,061
Sterling Bancorp, Inc.	735	6,321
TFS Financial Corp.	2,978	48,571
Trustco Bank Corp., New York	4,854	37,667
United Financial Bancorp, Inc. New	2,528	37,440
Walker & Dunlop, Inc.	1,386	66,625
Washington Federal, Inc.	4,477	130,236
WSFS Financial Corp.	1,378	58,110
		2,182,028

TOTAL FINANCIALS		29,759,153

HEALTH CARE - 11.3%
Biotechnology - 3.6%
Abeona Therapeutics, Inc. (a)	1,516	10,294
ACADIA Pharmaceuticals, Inc. (a)	4,744	108,068
Acceleron Pharma, Inc. (a)	1,601	67,882
Achaogen, Inc. (a)(b)	1,321	1,995
Achillion Pharmaceuticals, Inc. (a)	5,846	12,803
Acorda Therapeutics, Inc. (a)	2,288	38,049
Adamas Pharmaceuticals, Inc. (a)	721	6,489
ADMA Biologics, Inc. (a)	1,350	3,983
Aduro Biotech, Inc. (a)	1,500	4,470
Advaxis, Inc. (a)	1,699	644
Agenus, Inc. (a)	3,749	12,634
Agios Pharmaceuticals, Inc. (a)	1,640	87,904
Aimmune Therapeutics, Inc. (a)	1,123	26,413
Akebia Therapeutics, Inc. (a)	1,670	9,202
Alder Biopharmaceuticals, Inc. (a)	2,178	30,666
Alkermes PLC (a)	7,639	251,094
AMAG Pharmaceuticals, Inc. (a)	1,705	27,911
Amicus Therapeutics, Inc. (a)(b)	7,120	85,725
AnaptysBio, Inc. (a)	260	17,243
Anavex Life Sciences Corp. (a)	1,611	2,980
Apellis Pharmaceuticals, Inc. (a)	560	7,840
Arcus Biosciences, Inc.	445	4,526
Ardelyx, Inc. (a)	902	1,894
Arena Pharmaceuticals, Inc. (a)	1,227	56,405
Array BioPharma, Inc. (a)	8,469	158,116
Arrowhead Pharmaceuticals, Inc. (a)(b)	3,601	50,846
Atara Biotherapeutics, Inc. (a)	1,003	38,114
Athersys, Inc. (a)(b)	5,851	9,303
Audentes Therapeutics, Inc. (a)	1,339	33,207
AVEO Pharmaceuticals, Inc. (a)(b)	5,019	3,510
Bellicum Pharmaceuticals, Inc. (a)	827	2,729
BioCryst Pharmaceuticals, Inc. (a)	3,656	31,734
Biohaven Pharmaceutical Holding Co. Ltd. (a)	514	19,578
Blueprint Medicines Corp. (a)	1,244	89,680
Calithera Biosciences, Inc. (a)	1,318	5,878
Cara Therapeutics, Inc. (a)(b)	1,137	17,339
Catalyst Pharmaceutical Partners, Inc. (a)	4,728	11,915
Celldex Therapeutics, Inc. (a)	5,298	2,690
Clovis Oncology, Inc. (a)(b)	2,176	55,183
Coherus BioSciences, Inc. (a)	1,630	21,940
Conatus Pharmaceuticals, Inc. (a)(b)	1,211	2,822
Concert Pharmaceuticals, Inc. (a)	705	9,976
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	2,415	18,257
Cue Biopharma, Inc. (a)(b)	524	2,678
Curis, Inc. (a)	1,171	1,370
Cytokinetics, Inc. (a)	1,906	13,399
CytomX Therapeutics, Inc. (a)	1,135	19,272
Deciphera Pharmaceuticals, Inc. (a)	362	9,727
Denali Therapeutics, Inc. (a)	713	13,590
Dynavax Technologies Corp. (a)(b)	1,922	21,180
Eagle Pharmaceuticals, Inc. (a)	390	16,481
Editas Medicine, Inc. (a)	742	16,124
Emergent BioSolutions, Inc. (a)	1,725	107,623
Enanta Pharmaceuticals, Inc. (a)	703	55,839
Epizyme, Inc. (a)	1,982	20,256
Esperion Therapeutics, Inc. (a)	820	38,089
Exact Sciences Corp. (a)	5,438	489,855
Exelixis, Inc. (a)	11,357	267,684
FibroGen, Inc. (a)	2,634	149,480
Five Prime Therapeutics, Inc. (a)	1,456	16,380
Flexion Therapeutics, Inc. (a)	1,188	17,452
Genomic Health, Inc. (a)	939	71,186
Geron Corp. (a)(b)	8,033	9,238
Global Blood Therapeutics, Inc. (a)	997	47,766
GlycoMimetics, Inc. (a)	1,226	13,731
Halozyme Therapeutics, Inc. (a)	5,698	92,194
Heron Therapeutics, Inc. (a)	2,158	58,050
Homology Medicines, Inc. (a)	464	9,405
Idera Pharmaceuticals, Inc. (a)	693	1,753
Immune Design Corp. (a)	1,611	2,513
ImmunoGen, Inc. (a)	4,325	22,706
Immunomedics, Inc. (a)	4,922	72,796
Inovio Pharmaceuticals, Inc. (a)	3,408	17,074
Insmed, Inc. (a)	3,088	75,069
Insys Therapeutics, Inc. (a)(b)	1,155	3,996
Intellia Therapeutics, Inc. (a)	306	4,327
Intercept Pharmaceuticals, Inc. (a)	880	106,198
Intrexon Corp. (a)(b)	3,015	23,095
Invitae Corp. (a)	1,496	21,064
Ionis Pharmaceuticals, Inc. (a)	6,085	352,930
Iovance Biotherapeutics, Inc. (a)	2,545	23,287
Ironwood Pharmaceuticals, Inc. Class A (a)	6,552	89,500
Jounce Therapeutics, Inc. (a)	387	1,622
Kadmon Holdings, Inc. (a)	4,057	9,777
Karyopharm Therapeutics, Inc. (a)	882	7,471
Kura Oncology, Inc. (a)	1,017	16,170
La Jolla Pharmaceutical Co. (a)(b)	641	3,872
Lexicon Pharmaceuticals, Inc. (a)(b)	2,274	10,756
Ligand Pharmaceuticals, Inc. Class B (a)(b)	951	112,313
Loxo Oncology, Inc. (a)	821	192,607
Macrogenics, Inc. (a)	1,554	18,228
MannKind Corp. (a)(b)	2,309	2,909
Merrimack Pharmaceuticals, Inc. (a)	581	3,225
MiMedx Group, Inc. (a)(b)	2,227	5,868
Minerva Neurosciences, Inc. (a)	828	5,448
Mirati Therapeutics, Inc. (a)	1,356	89,604
Momenta Pharmaceuticals, Inc. (a)	3,221	38,201
Myriad Genetics, Inc. (a)	3,417	96,325
Natera, Inc. (a)	1,272	17,286
Neurocrine Biosciences, Inc. (a)	4,359	384,551
NewLink Genetics Corp. (a)(b)	1,094	1,630
Novavax, Inc. (a)(b)	13,434	31,436
Opko Health, Inc. (a)	18,109	66,641
Organovo Holdings, Inc. (a)	4,671	4,718
PDL BioPharma, Inc. (a)	8,332	26,496
Portola Pharmaceuticals, Inc. (a)(b)	2,823	76,503
Progenics Pharmaceuticals, Inc. (a)	3,471	15,377
Prothena Corp. PLC (a)	1,727	20,292
PTC Therapeutics, Inc. (a)	1,734	53,979
Puma Biotechnology, Inc. (a)	1,413	39,394
Radius Health, Inc. (a)	1,849	33,781
REGENXBIO, Inc. (a)	990	43,520
Repligen Corp. (a)	1,692	96,461
Retrophin, Inc. (a)	1,752	37,773
Rigel Pharmaceuticals, Inc. (a)	5,888	12,718
Sage Therapeutics, Inc. (a)	1,567	223,439
Sangamo Therapeutics, Inc. (a)	3,564	41,663
Sarepta Therapeutics, Inc. (a)(b)	2,520	352,069
Savara, Inc. (a)	1,208	9,169
Seattle Genetics, Inc. (a)	4,830	369,157
Selecta Biosciences, Inc. (a)	234	367
Seres Therapeutics, Inc. (a)	981	6,043
Solid Biosciences, Inc. (a)	362	9,112
Sorrento Therapeutics, Inc. (a)(b)	1,199	2,470
Spark Therapeutics, Inc. (a)	1,119	53,511
Spectrum Pharmaceuticals, Inc. (a)	3,528	39,514
Stemline Therapeutics, Inc. (a)	1,032	11,414
Syndax Pharmaceuticals, Inc. (a)	955	5,348
Syros Pharmaceuticals, Inc. (a)	1,006	6,026
TG Therapeutics, Inc. (a)	2,030	8,323
Tocagen, Inc. (a)	452	5,090
Ultragenyx Pharmaceutical, Inc. (a)	1,879	92,672
United Therapeutics Corp. (a)	2,133	245,999
Vanda Pharmaceuticals, Inc. (a)	2,198	59,632
Verastem, Inc. (a)(b)	2,187	7,173
Vericel Corp. (a)	1,733	29,808
Voyager Therapeutics, Inc. (a)	996	10,448
Xencor, Inc. (a)	1,869	67,471
ZIOPHARM Oncology, Inc. (a)(b)	5,765	12,914
		7,100,072
Health Care Equipment & Supplies - 2.9%
Accuray, Inc. (a)	4,050	17,820
Angiodynamics, Inc. (a)	1,563	32,979
Anika Therapeutics, Inc. (a)	725	27,543
Antares Pharma, Inc. (a)	7,147	21,584
Atricure, Inc. (a)	1,552	48,034
Atrion Corp.	70	52,209
Avanos Medical, Inc. (a)	2,345	106,815
AxoGen, Inc. (a)	1,303	21,500
Cantel Medical Corp.	1,824	148,510
Cardiovascular Systems, Inc. (a)	1,664	51,800
Cerus Corp. (a)	5,129	30,569
CONMED Corp.	1,239	87,164
Cryolife, Inc. (a)	1,339	37,371
Cutera, Inc. (a)	688	9,880
DexCom, Inc. (a)	4,238	597,685
Endologix, Inc. (a)	4,098	3,104
Genmark Diagnostics, Inc. (a)	2,350	15,604
Glaukos Corp. (a)	574	36,615
Globus Medical, Inc. (a)	3,612	162,721
Haemonetics Corp. (a)	2,594	256,573
Heska Corp. (a)	308	30,369
Hill-Rom Holdings, Inc.	3,000	300,060
ICU Medical, Inc. (a)	745	185,356
Inogen, Inc. (a)	803	121,422
Inspire Medical Systems, Inc.	390	20,916
Insulet Corp. (a)	2,884	234,152
Integer Holdings Corp. (a)	1,372	111,118
Integra LifeSciences Holdings Corp. (a)	3,003	142,222
Invacare Corp.	1,576	8,101
iRhythm Technologies, Inc. (a)	329	27,965
Lantheus Holdings, Inc. (a)	1,469	24,709
LeMaitre Vascular, Inc.	634	15,115
LivaNova PLC (a)	2,194	202,550
Masimo Corp. (a)	2,217	275,773
Meridian Bioscience, Inc.	2,129	34,894
Merit Medical Systems, Inc. (a)	2,242	126,740
Natus Medical, Inc. (a)	1,651	55,705
Neogen Corp. (a)	2,524	153,737
Nevro Corp. (a)	1,121	54,436
NuVasive, Inc. (a)	2,528	126,754
NxStage Medical, Inc. (a)	2,982	86,687
OraSure Technologies, Inc. (a)	2,768	35,569
Orthofix International NV (a)	902	48,807
Penumbra, Inc. (a)	1,286	187,126
Pulse Biosciences, Inc. (a)(b)	236	3,153
Quidel Corp. (a)	1,402	81,358
Rockwell Medical Technologies, Inc. (a)(b)	2,425	7,566
Sientra, Inc. (a)	556	6,183
Staar Surgical Co. (a)	1,328	47,449
Steris PLC	4,271	487,150
Tactile Systems Technology, Inc. (a)	724	48,204
Varex Imaging Corp. (a)	1,890	53,846
ViewRay, Inc. (a)	1,541	11,080
West Pharmaceutical Services, Inc.	3,669	397,243
Wright Medical Group NV (a)	5,186	154,750
		5,674,345
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	3,823	104,597
Aceto Corp.	1,401	1,695
Amedisys, Inc. (a)	1,399	183,493
American Renal Associates Holdings, Inc. (a)	568	6,884
AMN Healthcare Services, Inc. (a)	2,412	156,273
BioScrip, Inc. (a)	5,867	21,297
BioTelemetry, Inc. (a)	1,419	101,913
Brookdale Senior Living, Inc. (a)	9,300	75,795
Capital Senior Living Corp. (a)	1,389	9,681
Chemed Corp.	815	242,821
Community Health Systems, Inc. (a)	5,633	22,194
Corvel Corp. (a)	494	30,860
Cross Country Healthcare, Inc. (a)	1,642	15,812
Diplomat Pharmacy, Inc. (a)	2,123	30,784
Encompass Health Corp.	4,509	301,382
G1 Therapeutics, Inc. (a)	381	8,150
HealthEquity, Inc. (a)	2,159	134,592
LHC Group, Inc. (a)	744	78,663
Magellan Health Services, Inc. (a)	1,162	75,716
MEDNAX, Inc. (a)	4,658	168,200
Molina Healthcare, Inc. (a)	2,138	284,311
National Healthcare Corp.	485	38,960
National Vision Holdings, Inc. (a)	790	25,090
OptiNose, Inc. (a)(b)	333	2,145
Owens & Minor, Inc.	3,046	23,058
Patterson Companies, Inc.	4,163	92,793
PetIQ, Inc. Class A (a)(b)	337	10,252
Premier, Inc. (a)	2,515	100,072
Providence Service Corp.	604	38,741
Quorum Health Corp. (a)	1,396	4,090
RadNet, Inc. (a)	1,466	20,011
Select Medical Holdings Corp. (a)	5,354	83,629
Surgery Partners, Inc. (a)	907	11,864
Tenet Healthcare Corp. (a)	3,978	87,476
The Ensign Group, Inc.	2,392	104,219
Tivity Health, Inc. (a)	1,685	37,508
Triple-S Management Corp. (a)	1,147	23,124
U.S. Physical Therapy, Inc.	628	66,499
Wellcare Health Plans, Inc. (a)	2,221	614,062
		3,438,706
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc. (a)	9,293	109,564
athenahealth, Inc. (a)	1,977	266,381
Castlight Health, Inc. Class B (a)	2,337	6,941
Computer Programs & Systems, Inc.	532	13,960
Evolent Health, Inc. (a)	889	15,718
HealthStream, Inc.	1,296	32,607
HMS Holdings Corp. (a)	4,252	127,517
Inovalon Holdings, Inc. Class A (a)	3,174	45,356
Medidata Solutions, Inc. (a)	2,750	195,140
Nextgen Healthcare, Inc. (a)	2,316	40,947
Omnicell, Inc. (a)	1,824	118,797
Tabula Rasa HealthCare, Inc. (a)	658	39,664
Teladoc Health, Inc. (a)(b)	1,805	115,881
Veeva Systems, Inc. Class A (a)	5,075	553,480
Vocera Communications, Inc. (a)	1,258	51,352
		1,733,305
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. (a)(b)	1,173	21,360
Bio-Rad Laboratories, Inc. Class A (a)	1,042	260,365
Bio-Techne Corp.	1,872	326,589
Bruker Corp.	5,314	186,309
Cambrex Corp. (a)	1,607	70,146
Charles River Laboratories International, Inc. (a)	2,376	292,699
Codexis, Inc. (a)	1,845	34,723
Enzo Biochem, Inc. (a)	2,162	8,129
Fluidigm Corp. (a)	1,448	12,525
Luminex Corp.	1,983	55,306
Medpace Holdings, Inc. (a)	362	23,313
Nanostring Technologies, Inc. (a)	668	14,856
NeoGenomics, Inc. (a)	2,544	42,281
Pacific Biosciences of California, Inc. (a)	4,328	29,950
PerkinElmer, Inc.	5,496	497,388
PRA Health Sciences, Inc. (a)	1,943	205,900
Syneos Health, Inc. (a)	2,691	137,349
		2,219,188
Pharmaceuticals - 1.1%
Aclaris Therapeutics, Inc. (a)	636	4,433
Adamis Pharmaceuticals Corp. (a)(b)	1,361	4,178
Aerie Pharmaceuticals, Inc. (a)	1,669	78,476
Akcea Therapeutics, Inc. (a)(b)	790	20,998
Akorn, Inc. (a)	4,354	16,371
Amneal Pharmaceuticals, Inc. (a)(b)	3,734	45,854
Amphastar Pharmaceuticals, Inc. (a)	1,792	40,786
ANI Pharmaceuticals, Inc. (a)	396	21,281
Aratana Therapeutics, Inc. (a)	1,454	6,441
Assembly Biosciences, Inc. (a)	840	19,135
Assertio Therapeutics, Inc. (a)	3,054	13,621
Biodelivery Sciences International, Inc. (a)	2,480	11,458
Catalent, Inc. (a)	6,265	231,366
Clementia Pharmaceuticals, Inc. (a)	393	5,341
Collegium Pharmaceutical, Inc. (a)	905	14,489
Corcept Therapeutics, Inc. (a)	4,079	45,603
CymaBay Therapeutics, Inc. (a)	2,846	24,760
Dermira, Inc. (a)	1,293	8,534
Endo International PLC (a)	9,964	97,149
Evolus, Inc. (a)	451	7,374
Horizon Pharma PLC (a)	8,099	174,048
Innoviva, Inc. (a)	3,867	66,126
Intersect ENT, Inc. (a)	1,261	37,414
Intra-Cellular Therapies, Inc. (a)	1,709	20,576
Jazz Pharmaceuticals PLC (a)	3,005	378,299
Kala Pharmaceuticals, Inc. (a)	318	1,759
Lannett Co., Inc. (a)(b)	1,450	10,817
Mallinckrodt PLC (a)	5,315	116,186
Melinta Therapeutics, Inc. (a)	181	153
MyoKardia, Inc. (a)	750	31,035
Neos Therapeutics, Inc. (a)	1,011	2,164
Ocular Therapeutix, Inc.(a)	1,079	4,079
Omeros Corp. (a)(b)	1,975	26,939
Otonomy, Inc. (a)	1,229	2,495
Pacira Pharmaceuticals, Inc. (a)	1,873	76,194
Paratek Pharmaceuticals, Inc. (a)(b)	812	5,477
Phibro Animal Health Corp. Class A	928	28,972
Prestige Brands Holdings, Inc. (a)	2,681	74,854
Reata Pharmaceuticals, Inc. (a)	359	28,637
Revance Therapeutics, Inc. (a)	1,004	17,339
Rhythm Pharmaceuticals, Inc. (a)	349	9,283
Supernus Pharmaceuticals, Inc. (a)	2,473	94,295
Teligent, Inc. (a)(b)	2,059	3,500
Tetraphase Pharmaceuticals, Inc. (a)	1,709	2,102
The Medicines Company (a)(b)	3,482	80,469
TherapeuticsMD, Inc. (a)(b)	8,122	42,641
Theravance Biopharma, Inc. (a)	1,917	49,938
WAVE Life Sciences (a)	431	16,055
Zogenix, Inc. (a)	1,253	54,819
Zynerba Pharmaceuticals, Inc. (a)(b)	498	2,610
		2,176,923

TOTAL HEALTH CARE		22,342,539

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.4%
AAR Corp.	1,606	60,514
Aerojet Rocketdyne Holdings, Inc. (a)	3,514	138,698
AeroVironment, Inc. (a)	1,027	79,757
Astronics Corp. (a)	1,268	38,890
Axon Enterprise, Inc. (a)	2,624	133,850
BWX Technologies, Inc.	4,979	231,125
Cubic Corp.	1,247	80,145
Curtiss-Wright Corp.	2,222	252,241
Ducommun, Inc. (a)	514	20,236
Esterline Technologies Corp. (a)	1,482	180,359
HEICO Corp.	2,084	176,098
HEICO Corp. Class A	3,516	246,225
Hexcel Corp.	4,604	311,737
KEYW Holding Corp. (a)	2,161	15,516
Kratos Defense & Security Solutions, Inc. (a)	2,805	43,449
Mercury Systems, Inc. (a)	2,350	137,781
Moog, Inc. Class A	1,614	144,405
National Presto Industries, Inc.	246	29,427
Sparton Corp. (a)	458	8,423
Teledyne Technologies, Inc. (a)	1,753	393,058
Triumph Group, Inc.	2,493	44,500
Vectrus, Inc. (a)	554	13,955
Wesco Aircraft Holdings, Inc. (a)	2,880	25,171
		2,805,560
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	2,382	56,573
Atlas Air Worldwide Holdings, Inc. (a)	1,250	66,525
Echo Global Logistics, Inc. (a)	1,365	32,432
Forward Air Corp.	1,528	89,434
Hub Group, Inc. Class A (a)	1,657	73,753
		318,717
Airlines - 0.6%
Alaska Air Group, Inc.	6,169	394,508
Allegiant Travel Co.	656	85,280
Hawaiian Holdings, Inc.	2,684	85,942
JetBlue Airways Corp. (a)	16,216	291,726
SkyWest, Inc.	2,598	132,368
Spirit Airlines, Inc. (a)	3,477	204,517
		1,194,341
Building Products - 1.2%
AAON, Inc.	1,980	73,141
Advanced Drain Systems, Inc. Del	1,817	46,334
Allegion PLC	4,807	412,729
American Woodmark Corp. (a)	707	49,455
Apogee Enterprises, Inc.	1,456	49,606
Armstrong World Industries, Inc.	2,494	169,692
Builders FirstSource, Inc. (a)	4,324	57,163
Continental Building Products, Inc. (a)	2,027	53,391
COVIA Corp. (a)(b)	1,503	7,034
CSW Industrials, Inc. (a)	801	41,372
GCP Applied Technologies, Inc. (a)	3,557	89,636
Gibraltar Industries, Inc. (a)	1,580	56,327
GMS, Inc. (a)	369	6,985
Griffon Corp.	1,477	23,499
Insteel Industries, Inc.	873	19,285
Jeld-Wen Holding, Inc. (a)	1,871	33,379
Lennox International, Inc.	1,943	445,491
Masonite International Corp. (a)	1,500	85,800
NCI Building Systems, Inc. (a)	1,908	15,569
Patrick Industries, Inc. (a)	1,102	43,970
PGT, Inc. (a)	2,473	41,151
Quanex Building Products Corp.	1,704	26,668
Simpson Manufacturing Co. Ltd.	2,023	124,172
Trex Co., Inc. (a)	2,951	205,862
Universal Forest Products, Inc.	3,055	94,155
USG Corp.	4,507	194,477
		2,466,343
Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	2,802	95,800
ACCO Brands Corp.	5,392	47,611
ADS Waste Holdings, Inc. (a)	1,003	25,276
Brady Corp. Class A	2,379	106,365
Casella Waste Systems, Inc. Class A (a)	1,932	58,192
CECO Environmental Corp. (a)	1,310	9,013
Clean Harbors, Inc. (a)	2,622	155,249
Copart, Inc. (a)	10,227	517,793
Covanta Holding Corp.	6,552	105,487
Deluxe Corp.	2,440	114,607
Ennis, Inc.	1,290	25,594
Essendant, Inc.	1,813	23,206
Evoqua Water Technologies Corp. (a)	1,403	15,166
Healthcare Services Group, Inc. (b)	3,644	158,951
Heritage-Crystal Clean, Inc. (a)	658	16,845
Herman Miller, Inc.	3,001	102,724
HNI Corp.	2,231	86,719
Hudson Technologies, Inc. (a)(b)	1,568	1,835
Interface, Inc.	3,273	53,710
KAR Auction Services, Inc.	6,929	360,377
Kimball International, Inc. Class B	1,848	26,112
Knoll, Inc.	2,476	49,916
LSC Communications, Inc.	1,337	10,602
Matthews International Corp. Class A	1,612	71,718
McGrath RentCorp.	1,208	60,883
Mobile Mini, Inc.	2,227	84,158
Msa Safety, Inc.	1,567	156,982
Multi-Color Corp.	654	30,444
PICO Holdings, Inc. (a)	1,206	11,710
Pitney Bowes, Inc.	9,277	66,887
Quad/Graphics, Inc.	1,469	19,846
R.R. Donnelley & Sons Co.	3,457	17,631
Rollins, Inc.	7,210	268,500
SP Plus Corp. (a)	913	30,220
Steelcase, Inc. Class A	4,339	71,594
Stericycle, Inc. (a)	4,270	188,222
Team, Inc. (a)	1,465	21,008
Tetra Tech, Inc.	2,853	157,457
The Brink's Co.	2,254	166,909
U.S. Ecology, Inc.	1,091	69,464
UniFirst Corp.	771	106,730
Viad Corp.	1,026	54,070
VSE Corp.	440	14,357
		3,835,940
Construction & Engineering - 1.2%
AECOM (a)	7,730	236,615
Aegion Corp. (a)	1,680	30,492
Arcosa, Inc.	2,536	74,634
Argan, Inc.	648	27,359
Comfort Systems U.S.A., Inc.	1,846	88,553
Construction Partners, Inc. Class A	594	7,092
Dycom Industries, Inc. (a)	1,572	91,255
EMCOR Group, Inc.	3,047	198,756
Fluor Corp.	6,988	255,551
Goldfield Corp.	1,023	2,793
Granite Construction, Inc.	1,978	85,489
Great Lakes Dredge & Dock Corp. (a)	3,073	21,726
Jacobs Engineering Group, Inc.	6,057	392,494
KBR, Inc.	7,171	123,341
Keane Group, Inc. (a)	1,443	14,545
MasTec, Inc. (a)	3,310	146,898
MYR Group, Inc. (a)	809	24,650
NV5 Holdings, Inc. (a)	376	26,610
Primoris Services Corp.	2,011	40,119
Quanta Services, Inc.	7,586	268,089
Sterling Construction Co., Inc. (a)	1,152	15,252
Tutor Perini Corp. (a)	1,957	33,680
Valmont Industries, Inc.	1,132	146,028
		2,352,021
Electrical Equipment - 0.7%
Acuity Brands, Inc.	2,115	255,725
AZZ, Inc.	1,315	58,846
Babcock & Wilcox Enterprises, Inc. (a)	641	376
Encore Wire Corp.	1,040	56,056
Energous Corp. (a)(b)	840	6,266
EnerSys	2,182	186,037
FuelCell Energy, Inc. (a)(b)	3,566	1,830
Generac Holdings, Inc. (a)	3,208	169,799
Hubbell, Inc. Class B	2,583	282,399
Plug Power, Inc. (a)(b)	9,453	12,951
Powell Industries, Inc.	416	11,611
Regal Beloit Corp.	2,251	172,787
Sunrun, Inc. (a)	3,188	42,400
Thermon Group Holdings, Inc. (a)	1,606	37,034
TPI Composites, Inc. (a)	654	19,797
Vivint Solar, Inc. (a)	1,259	5,527
		1,319,441
Industrial Conglomerates - 0.3%
Carlisle Companies, Inc.	3,233	348,291
ITT, Inc.	4,425	232,578
Raven Industries, Inc.	1,812	67,026
		647,895
Machinery - 4.2%
Actuant Corp. Class A	2,954	67,617
AGCO Corp.	3,383	217,189
Alamo Group, Inc.	477	41,084
Albany International Corp. Class A	1,443	99,076
Allison Transmission Holdings, Inc.	8,290	403,474
Altra Industrial Motion Corp.	1,308	40,038
Apergy Corp. (a)	3,890	130,782
Astec Industries, Inc.	964	35,687
Barnes Group, Inc.	2,518	148,763
Briggs & Stratton Corp.	2,123	27,344
Cactus, Inc. (a)	1,337	43,880
Chart Industries, Inc. (a)	1,537	114,814
CIRCOR International, Inc. (a)	823	22,756
Colfax Corp. (a)	4,929	121,993
Columbus McKinnon Corp. (NY Shares)	1,020	36,924
Commercial Vehicle Group, Inc. (a)	1,332	9,950
Crane Co.	2,501	206,983
Donaldson Co., Inc.	6,625	313,230
Douglas Dynamics, Inc.	1,136	40,214
Energy Recovery, Inc. (a)(b)	1,571	11,940
EnPro Industries, Inc.	1,069	70,607
ESCO Technologies, Inc.	1,286	83,731
ExOne Co. (a)	460	4,140
Federal Signal Corp.	2,999	65,918
Flowserve Corp.	6,546	288,286
Franklin Electric Co., Inc.	1,921	91,785
FreightCar America, Inc. (a)	589	4,194
Gardner Denver Holdings, Inc. (a)	2,151	53,065
Global Brass & Copper Holdings, Inc.	1,072	32,417
Gorman-Rupp Co.	945	32,650
Graco, Inc.	8,375	362,889
Greenbrier Companies, Inc.	1,419	60,180
Harsco Corp. (a)	4,006	85,328
Hillenbrand, Inc.	3,169	134,366
Hyster-Yale Materials Handling Class A	482	33,542
John Bean Technologies Corp.	1,464	116,300
Kadant, Inc.	552	47,086
Kennametal, Inc.	4,018	150,996
Lincoln Electric Holdings, Inc.	3,115	269,261
Lindsay Corp.	537	46,118
Lydall, Inc. (a)	853	22,622
Manitowoc Co., Inc. (a)	1,735	26,407
Meritor, Inc. (a)	4,360	90,165
Middleby Corp. (a)(b)	2,884	339,216
Milacron Holdings Corp. (a)	1,489	20,638
Mueller Industries, Inc.	2,873	74,439
Mueller Water Products, Inc. Class A	8,105	80,077
Navistar International Corp. New (a)	3,237	106,303
NN, Inc.	1,353	12,353
Nordson Corp.	2,668	345,880
Oshkosh Corp.	3,735	280,312
ProPetro Holding Corp. (a)	2,910	47,549
Proto Labs, Inc. (a)	1,222	151,711
RBC Bearings, Inc. (a)	1,192	166,189
Rexnord Corp. (a)	5,163	135,012
Spartan Motors, Inc.	1,604	13,506
SPX Corp. (a)	2,104	62,594
SPX Flow, Inc. (a)	2,098	68,751
Standex International Corp.	641	47,806
Sun Hydraulics Corp.	1,276	45,196
Tennant Co.	878	51,565
Terex Corp.	5,319	163,346
Timken Co.	3,520	149,917
Titan International, Inc.	2,175	12,224
Toro Co.	5,475	325,763
TriMas Corp. (a)	2,282	66,155
Trinity Industries, Inc.	7,637	178,553
Wabash National Corp.	3,127	43,590
WABCO Holdings, Inc. (a)	2,597	296,655
Wabtec Corp. (b)	4,468	309,007
Watts Water Technologies, Inc. Class A	1,392	104,219
Woodward, Inc.	2,781	252,654
		8,256,971
Marine - 0.1%
Eagle Bulk Shipping, Inc. (a)	1,436	5,902
Kirby Corp. (a)	2,704	202,557
Matson, Inc.	2,145	71,879
		280,338
Professional Services - 1.3%
Acacia Research Corp. (a)	2,384	7,247
Asgn, Inc. (a)	2,446	154,074
Barrett Business Services, Inc.	359	22,491
CBIZ, Inc. (a)	2,712	53,155
CRA International, Inc.	410	17,113
Dun & Bradstreet Corp.	1,841	266,466
Exponent, Inc.	2,560	127,898
Forrester Research, Inc.	504	22,635
FTI Consulting, Inc. (a)	2,128	145,385
Heidrick & Struggles International, Inc.	920	30,406
Huron Consulting Group, Inc. (a)	1,096	52,992
ICF International, Inc.	957	63,085
InnerWorkings, Inc. (a)	1,930	8,859
Insperity, Inc.	1,901	202,799
Kelly Services, Inc. Class A (non-vtg.)	1,457	32,637
Kforce, Inc.	1,219	39,995
Korn Ferry	2,909	132,650
Manpower, Inc.	3,366	266,015
MISTRAS Group, Inc. (a)	886	13,033
Navigant Consulting, Inc.	2,363	61,249
Resources Connection, Inc.	1,459	24,380
Robert Half International, Inc.	6,464	416,476
TransUnion Holding Co., Inc.	4,408	268,095
TriNet Group, Inc. (a)	1,758	80,270
TrueBlue, Inc. (a)	2,111	51,487
WageWorks, Inc. (a)	1,845	58,210
Willdan Group, Inc. (a)	365	12,282
		2,631,384
Road & Rail - 0.6%
AMERCO	275	99,732
ArcBest Corp.	1,200	45,144
Avis Budget Group, Inc. (a)	4,414	117,589
Covenant Transport Group, Inc. Class A (a)	561	13,228
Daseke, Inc. (a)	1,948	8,123
Genesee & Wyoming, Inc. Class A (a)	3,076	241,528
Heartland Express, Inc.	2,183	43,682
Knight-Swift Transportation Holdings, Inc. Class A	3,332	105,791
Landstar System, Inc.	2,095	212,810
Marten Transport Ltd.	1,910	36,959
Ryder System, Inc.	2,684	155,430
Saia, Inc. (a)	1,254	75,202
Schneider National, Inc. Class B	1,493	31,711
Werner Enterprises, Inc.	2,234	73,543
YRC Worldwide, Inc. (a)	1,609	10,040
		1,270,512
Trading Companies & Distributors - 1.2%
Air Lease Corp. Class A	4,803	182,226
Aircastle Ltd.	2,819	58,748
Applied Industrial Technologies, Inc.	1,952	115,188
Beacon Roofing Supply, Inc. (a)	3,007	109,244
BMC Stock Holdings, Inc. (a)	2,345	40,240
CAI International, Inc. (a)	756	18,764
DXP Enterprises, Inc. (a)	765	25,176
GATX Corp.	2,006	151,814
H&E Equipment Services, Inc.	1,575	42,163
HD Supply Holdings, Inc. (a)	9,359	392,516
Herc Holdings, Inc. (a)	1,226	45,423
Kaman Corp.	1,360	80,403
MRC Global, Inc. (a)	4,768	74,476
MSC Industrial Direct Co., Inc. Class A	2,243	187,268
Nexeo Solutions, Inc. (a)	2,995	28,153
Now, Inc. (a)	5,370	72,656
Rush Enterprises, Inc. Class A	1,509	57,719
SiteOne Landscape Supply, Inc. (a)	1,088	57,990
Systemax, Inc.	679	15,848
Textainer Group Holdings Ltd. (a)	1,319	17,173
Titan Machinery, Inc. (a)	919	17,222
Triton International Ltd.	1,634	58,742
Univar, Inc. (a)	5,073	105,671
Veritiv Corp. (a)	467	15,948
Watsco, Inc.	1,295	190,987
WESCO International, Inc. (a)	2,093	109,673
		2,271,431
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	3,779	163,139

TOTAL INDUSTRIALS		29,814,033

INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.4%
ADTRAN, Inc.	2,437	35,531
Aerohive Networks, Inc. (a)	1,497	5,719
Applied Optoelectronics, Inc. (a)	812	14,113
Arris International PLC (a)	9,559	300,057
CalAmp Corp. (a)	1,814	26,140
Calix Networks, Inc. (a)	2,143	23,316
Ciena Corp. (a)	6,990	266,249
CommScope Holding Co., Inc. (a)	9,679	202,388
Comtech Telecommunications Corp.	1,171	29,240
EchoStar Holding Corp. Class A (a)	2,320	95,074
EMCORE Corp. (a)	1,287	5,650
Extreme Networks, Inc. (a)	5,395	40,786
F5 Networks, Inc. (a)	3,141	505,544
Finisar Corp. (a)	5,534	126,065
Harmonic, Inc. (a)	3,877	20,509
Infinera Corp. (a)	7,162	31,513
InterDigital, Inc.	1,716	124,942
Lumentum Holdings, Inc. (a)	2,748	134,405
NETGEAR, Inc. (a)	1,656	65,594
NetScout Systems, Inc. (a)	4,576	118,656
Plantronics, Inc.	1,679	65,128
Quantenna Communications, Inc. (a)	320	4,781
Sonus Networks, Inc. (a)	2,443	13,632
Ubiquiti Networks, Inc.	1,278	138,292
ViaSat, Inc. (a)	2,587	162,179
Viavi Solutions, Inc. (a)	11,569	128,647
		2,684,150
Electronic Equipment & Components - 2.9%
Anixter International, Inc. (a)	1,423	86,390
Arlo Technologies, Inc.	3,242	23,310
Arrow Electronics, Inc. (a)	4,492	341,167
Avnet, Inc.	6,403	263,804
AVX Corp.	2,275	40,381
Badger Meter, Inc.	1,459	77,021
Belden, Inc.	2,116	113,439
Benchmark Electronics, Inc.	2,447	62,203
Cardtronics PLC (a)	2,262	61,232
Casa Systems, Inc. (a)	3,723	43,336
Coherent, Inc. (a)	1,232	145,622
Control4 Corp. (a)	879	17,466
CTS Corp.	1,660	47,094
Daktronics, Inc.	2,047	15,414
Dolby Laboratories, Inc. Class A	2,862	184,971
Electro Scientific Industries, Inc. (a)	1,667	50,010
ePlus, Inc. (a)	664	52,602
Fabrinet	1,850	105,154
FARO Technologies, Inc. (a)	829	35,249
Fitbit, Inc. (a)	6,961	42,949
FLIR Systems, Inc.	6,825	333,606
II-VI, Inc. (a)	2,721	103,289
Insight Enterprises, Inc. (a)	1,771	81,324
IPG Photonics Corp. (a)	1,865	248,045
Iteris, Inc. (a)	1,353	5,209
Itron, Inc. (a)	1,666	91,014
Jabil, Inc.	9,310	248,112
KEMET Corp.	2,116	37,496
Keysight Technologies, Inc. (a)	8,518	630,502
Knowles Corp. (a)	4,433	69,155
Littelfuse, Inc.	1,131	198,739
Maxwell Technologies, Inc. (a)	1,563	4,658
Mesa Laboratories, Inc.	166	37,604
Methode Electronics, Inc. Class A	1,861	47,921
MicroVision, Inc. (a)(b)	3,886	3,420
MTS Systems Corp.	840	42,050
National Instruments Corp.	5,303	234,499
Novanta, Inc. (a)	1,574	109,676
OSI Systems, Inc. (a)	909	81,528
Park Electrochemical Corp.	943	21,482
PC Mall, Inc. (a)	441	9,415
Plexus Corp. (a)	1,678	94,169
Rogers Corp. (a)	903	114,600
Sanmina Corp. (a)	3,683	114,983
ScanSource, Inc. (a)	1,270	48,654
SYNNEX Corp.	1,457	140,979
Tech Data Corp. (a)	1,767	168,978
TTM Technologies, Inc. (a)	4,242	48,698
Vishay Intertechnology, Inc.	6,729	131,216
Zebra Technologies Corp. Class A (a)	2,647	459,519
		5,769,354
Internet Software & Services - 0.0%
Yatra Online, Inc. (a)	836	4,264
IT Services - 2.4%
Booz Allen Hamilton Holding Corp. Class A	7,471	367,050
CACI International, Inc. Class A (a)	1,223	204,461
Carbonite, Inc. (a)	892	25,547
Cass Information Systems, Inc.	583	28,619
Conduent, Inc. (a)	8,549	109,000
CoreLogic, Inc. (a)	4,335	157,361
CSG Systems International, Inc.	1,631	59,026
Endurance International Group Holdings, Inc. (a)	3,221	26,090
EPAM Systems, Inc. (a)	2,252	318,613
Euronet Worldwide, Inc. (a)	2,617	300,981
Everi Holdings, Inc. (a)	3,338	22,198
EVERTEC, Inc.	3,072	85,002
ExlService Holdings, Inc. (a)	1,676	96,370
First Data Corp. Class A (a)	9,487	233,855
Genpact Ltd.	6,844	204,157
GoDaddy, Inc. (a)	2,502	171,712
GTT Communications, Inc. (a)(b)	1,311	33,562
Hackett Group, Inc.	1,188	21,372
Internap Network Services Corp. (a)	725	3,922
Limelight Networks, Inc. (a)	4,449	13,881
Liveramp Holdings, Inc. (a)	3,888	168,895
ManTech International Corp. Class A	1,272	71,703
Maximus, Inc.	3,247	227,712
MoneyGram International, Inc. (a)	1,321	2,814
MongoDB, Inc. Class A (a)(b)	466	43,040
NIC, Inc.	3,101	50,856
Okta, Inc. (a)	966	79,627
Perficient, Inc. (a)	1,826	46,581
Perspecta, Inc.	7,153	143,418
Presidio, Inc.	854	13,604
Sabre Corp.	10,402	239,038
Science Applications International Corp.	2,251	151,132
Switch, Inc. Class A	1,781	14,854
Sykes Enterprises, Inc. (a)	1,989	54,837
The Western Union Co.	23,011	419,951
Travelport Worldwide Ltd.	6,221	97,421
Ttec Holdings, Inc.	782	26,142
Twilio, Inc. Class A (a)	708	78,815
Unisys Corp. (a)(b)	2,532	33,119
Virtusa Corp. (a)	1,380	66,958
WEX, Inc. (a)	1,929	311,206
		4,824,502
Semiconductors & Semiconductor Equipment - 2.2%
Acacia Communications, Inc. (a)	667	29,021
Advanced Energy Industries, Inc. (a)	1,983	101,708
Alpha & Omega Semiconductor Ltd. (a)	953	11,350
Amkor Technology, Inc. (a)	6,334	50,672
Axcelis Technologies, Inc. (a)	1,458	30,370
AXT, Inc. (a)	1,522	6,255
Brooks Automation, Inc.	3,466	107,897
Cabot Microelectronics Corp.	1,217	124,000
Ceva, Inc. (a)	1,053	29,947
Cirrus Logic, Inc. (a)	3,200	118,880
Cohu, Inc.	1,401	24,574
Cree, Inc. (a)	5,001	252,200
CyberOptics Corp. (a)	342	7,213
Cypress Semiconductor Corp.	16,116	223,529
Diodes, Inc. (a)	1,937	65,141
Entegris, Inc.	7,090	234,325
First Solar, Inc. (a)	3,909	197,756
FormFactor, Inc. (a)	3,538	53,141
Ichor Holdings Ltd. (a)(b)	874	17,978
Impinj, Inc. (a)	901	13,803
Inphi Corp. (a)	1,874	73,911
Integrated Device Technology, Inc. (a)	6,713	327,930
Kopin Corp. (a)	3,161	4,362
Kulicke & Soffa Industries, Inc.	3,568	80,387
Lattice Semiconductor Corp. (a)	6,094	47,533
MACOM Technology Solutions Holdings, Inc. (a)	1,721	31,030
MaxLinear, Inc. Class A (a)	2,594	50,894
MKS Instruments, Inc.	2,688	219,421
Monolithic Power Systems, Inc.	1,879	237,806
Nanometrics, Inc. (a)	1,255	38,390
NeoPhotonics Corp. (a)	1,534	11,075
NVE Corp.	239	22,774
PDF Solutions, Inc. (a)	1,342	14,104
Photronics, Inc. (a)	3,434	36,709
Pixelworks, Inc. (a)	1,531	5,787
Power Integrations, Inc.	1,460	96,360
Rambus, Inc. (a)	5,579	50,323
Rudolph Technologies, Inc. (a)	1,538	33,405
Semtech Corp. (a)	3,295	160,005
Silicon Laboratories, Inc. (a)	2,097	160,421
SMART Global Holdings, Inc. (a)(b)	266	6,599
SolarEdge Technologies, Inc. (a)	1,434	62,795
SunPower Corp. (a)(b)	2,883	16,750
Synaptics, Inc. (a)	1,750	69,650
Teradyne, Inc.	10,090	363,139
Ultra Clean Holdings, Inc. (a)	1,636	19,403
Universal Display Corp.	2,238	232,372
Veeco Instruments, Inc. (a)	2,019	19,806
Versum Materials, Inc.	5,451	200,433
Xperi Corp.	2,443	52,353
		4,445,687
Software - 5.6%
2U, Inc. (a)	2,078	118,134
8x8, Inc. (a)	4,526	79,703
A10 Networks, Inc. (a)	2,212	15,019
ACI Worldwide, Inc. (a)	5,886	173,990
Alarm.com Holdings, Inc. (a)	640	40,275
Altair Engineering, Inc. Class A (a)	1,044	33,805
Alteryx, Inc. Class A (a)(b)	932	66,312
AppFolio, Inc. (a)	528	33,428
Appian Corp. Class A (a)	306	9,850
Aspen Technology, Inc. (a)	3,872	374,151
Asure Software, Inc. (a)	507	2,692
Avaya Holdings Corp. (a)	5,243	88,659
Benefitfocus, Inc. (a)	716	40,060
Black Knight, Inc. (a)	1,175	57,798
Blackbaud, Inc.	2,387	170,909
BlackLine, Inc. (a)	430	20,459
Bottomline Technologies, Inc. (a)	1,825	94,261
Box, Inc. Class A (a)	2,879	60,229
Cardlytics, Inc. (a)	443	7,748
CDK Global, Inc.	6,585	322,072
Ceridian HCM Holding, Inc. (b)	1,097	45,207
Cision Ltd. (a)	1,954	24,230
Cloudera, Inc. (a)	5,321	71,834
CommVault Systems, Inc. (a)	2,113	139,606
Cornerstone OnDemand, Inc. (a)	2,541	145,701
Coupa Software, Inc. (a)	1,505	130,875
Digimarc Corp. (a)	511	9,959
Dropbox, Inc. Class A (a)	2,290	56,586
Ebix, Inc.	1,115	63,689
Ellie Mae, Inc. (a)(b)	1,683	127,571
Envestnet, Inc. (a)	2,150	116,638
Everbridge, Inc. (a)	836	51,715
Fair Isaac Corp. (a)	1,551	349,285
FireEye, Inc. (a)	7,642	135,111
Five9, Inc. (a)	1,941	99,243
Forescout Technologies, Inc. (a)	1,006	30,683
Fortinet, Inc. (a)	7,373	564,551
Guidewire Software, Inc. (a)	3,686	319,502
HubSpot, Inc. (a)	1,536	243,164
Instructure, Inc. (a)	230	9,092
j2 Global, Inc.	2,407	180,910
LivePerson, Inc. (a)	2,662	62,477
LogMeIn, Inc.	2,620	243,712
Manhattan Associates, Inc. (a)	3,566	173,914
MicroStrategy, Inc. Class A (a)	472	59,892
MINDBODY, Inc. (a)	868	31,647
Mitek Systems, Inc. (a)	1,614	17,802
MobileIron, Inc. (a)	2,334	11,320
Model N, Inc. (a)	1,086	15,758
Monotype Imaging Holdings, Inc.	2,047	33,980
New Relic, Inc. (a)	1,569	159,489
Nuance Communications, Inc. (a)	12,836	203,707
Nutanix, Inc. Class A (a)	906	46,414
Onespan, Inc. (a)	1,488	21,710
Parametric Technology Corp. (a)	5,797	491,528
Paycom Software, Inc. (a)	2,017	299,000
Paylocity Holding Corp. (a)	1,202	85,378
Pegasystems, Inc.	1,796	101,097
Pivotal Software, Inc.	2,010	37,165
Pluralsight, Inc.	1,059	31,749
Progress Software Corp.	2,424	87,822
Proofpoint, Inc. (a)	2,130	216,983
PROS Holdings, Inc. (a)	1,292	44,703
Q2 Holdings, Inc. (a)	1,340	79,636
QAD, Inc. Class A	484	20,405
Qualys, Inc. (a)	1,451	125,555
Rapid7, Inc. (a)	820	32,948
RealPage, Inc. (a)	2,663	148,516
Red Violet, Inc. (a)	260	1,966
RingCentral, Inc. (a)	3,034	280,463
SailPoint Technologies Holding, Inc. (a)	973	27,779
Smartsheet, Inc.	660	20,711
SPS Commerce, Inc. (a)	850	75,361
SS&C Technologies Holdings, Inc.	8,535	439,467
Tableau Software, Inc. (a)	2,896	370,225
Teradata Corp. (a)	6,507	288,781
The Rubicon Project, Inc. (a)	1,892	8,438
The Trade Desk, Inc. (a)	551	78,617
TiVo Corp.	5,967	66,413
Tyler Technologies, Inc. (a)	1,670	315,947
Ultimate Software Group, Inc. (a)	1,454	397,044
Upland Software, Inc. (a)	525	16,401
Varonis Systems, Inc. (a)	824	48,682
Verint Systems, Inc. (a)	3,169	153,285
VirnetX Holding Corp. (a)(b)	2,384	12,158
VMware, Inc. Class A	3,578	540,528
Workiva, Inc. (a)	1,064	44,582
Zendesk, Inc. (a)	3,730	251,887
Zuora, Inc.	546	11,815
		11,059,563
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp.(a)	5,327	67,973
Avid Technology, Inc. (a)	1,611	7,668
Cray, Inc. (a)	2,059	45,174
Diebold Nixdorf, Inc.	3,723	15,823
Eastman Kodak Co. (a)(b)	1,895	5,514
Electronics for Imaging, Inc. (a)	2,359	62,301
Immersion Corp. (a)	1,429	13,561
NCR Corp. (a)	6,233	166,733
Pure Storage, Inc. Class A (a)	4,123	73,843
U.S.A. Technologies, Inc. (a)	1,999	11,814
Xerox Corp.	10,675	301,142
		771,546

TOTAL INFORMATION TECHNOLOGY		29,559,066

MATERIALS - 5.2%
Chemicals - 2.4%
Advanced Emissions Solutions, Inc.	1,061	12,021
AdvanSix, Inc. (a)	1,536	48,599
American Vanguard Corp.	1,290	22,601
Ashland Global Holdings, Inc.	3,121	236,884
Axalta Coating Systems Ltd. (a)	10,856	278,131
Balchem Corp.	1,594	132,334
Cabot Corp.	3,137	147,094
Chase Corp.	349	35,186
Element Solutions, Inc. (a)	10,580	118,919
Ferro Corp. (a)	4,207	70,131
Flotek Industries, Inc. (a)	2,532	6,482
H.B. Fuller Co.	2,526	124,759
Hawkins, Inc.	478	19,832
Huntsman Corp.	9,920	217,942
Ingevity Corp. (a)	2,114	198,864
Innophos Holdings, Inc.	963	28,794
Innospec, Inc.	1,200	84,324
Intrepid Potash, Inc. (a)	4,729	14,707
Koppers Holdings, Inc. (a)	1,024	23,337
Kraton Performance Polymers, Inc. (a)	1,557	43,907
Kronos Worldwide, Inc.	1,094	14,408
LSB Industries, Inc. (a)	1,001	7,457
Minerals Technologies, Inc.	1,749	102,439
NewMarket Corp.	464	186,106
Olin Corp.	8,294	195,821
OMNOVA Solutions, Inc. (a)	2,103	18,738
PolyOne Corp.	4,209	136,245
PQ Group Holdings, Inc. (a)	1,413	21,266
Quaker Chemical Corp.	666	136,170
Rayonier Advanced Materials, Inc.	2,184	31,624
RPM International, Inc.	6,689	382,343
Sensient Technologies Corp.	2,234	140,251
Stepan Co.	975	85,732
The Mosaic Co.	17,531	565,901
The Scotts Miracle-Gro Co. Class A	2,233	166,024
Trinseo SA	2,242	109,970
Tronox Ltd. Class A	3,227	28,269
Valvoline, Inc.	10,259	226,826
Venator Materials PLC (a)	1,110	5,162
W.R. Grace & Co.	3,516	249,671
Westlake Chemical Corp.	1,876	138,636
		4,813,907
Construction Materials - 0.2%
Eagle Materials, Inc.	2,421	171,891
Forterra, Inc. (a)(b)	922	4,730
Foundation Building Materials, Inc. (a)	654	5,978
Summit Materials, Inc. (a)	5,368	81,916
U.S. Concrete, Inc. (a)	705	25,098
United States Lime & Minerals, Inc.	94	6,487
		296,100
Containers & Packaging - 1.2%
Aptargroup, Inc.	3,143	311,534
Bemis Co., Inc.	4,692	229,157
Berry Global Group, Inc. (a)	6,416	315,988
Crown Holdings, Inc. (a)	7,009	357,459
Graphic Packaging Holding Co.	15,922	192,179
Greif, Inc. Class A	1,298	50,622
Myers Industries, Inc.	1,099	17,870
Owens-Illinois, Inc.	8,139	163,350
Sealed Air Corp.	9,047	357,357
Silgan Holdings, Inc.	3,756	103,741
Sonoco Products Co.	5,004	288,130
		2,387,387
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)(b)	15,781	46,554
Alcoa Corp. (a)	7,335	217,703
Allegheny Technologies, Inc. (a)	5,470	149,823
Atkore International Group, Inc. (a)	990	22,958
Carpenter Technology Corp.	2,343	110,730
Century Aluminum Co. (a)	2,458	22,614
Cleveland-Cliffs, Inc.	10,534	112,819
Coeur d'Alene Mines Corp. (a)	9,465	48,745
Commercial Metals Co.	5,813	101,437
Compass Minerals International, Inc.	1,697	88,668
Gold Resource Corp.	2,805	12,594
Haynes International, Inc.	627	20,566
Hecla Mining Co.	19,754	53,336
Kaiser Aluminum Corp.	897	90,032
Materion Corp.	1,009	47,352
McEwen Mining, Inc. (b)	11,133	20,151
Olympic Steel, Inc.	455	8,768
Reliance Steel & Aluminum Co.	3,639	297,961
Royal Gold, Inc.	3,277	286,311
Ryerson Holding Corp. (a)	760	5,343
Schnitzer Steel Industries, Inc. Class A	1,330	32,186
SunCoke Energy, Inc.	3,187	35,822
TimkenSteel Corp. (a)	1,934	24,620
United States Steel Corp.	8,768	197,631
Warrior Metropolitan Coal, Inc.	817	23,472
Worthington Industries, Inc.	2,192	82,704
		2,160,900
Paper & Forest Products - 0.3%
Boise Cascade Co.	1,952	53,621
Clearwater Paper Corp. (a)	841	28,359
Domtar Corp.	3,137	147,125
Louisiana-Pacific Corp.	7,133	173,903
Mercer International, Inc. (SBI)	2,146	31,696
Neenah, Inc.	842	58,662
P.H. Glatfelter Co.	2,162	27,630
Resolute Forest Products	4,511	35,186
Schweitzer-Mauduit International, Inc.	1,538	49,308
Verso Corp. (a)	1,528	37,696
		643,186

TOTAL MATERIALS		10,301,480

REAL ESTATE - 10.2%
Equity Real Estate Investment Trusts (REITs) - 9.6%
Acadia Realty Trust (SBI)	4,043	116,155
Agree Realty Corp.	1,308	86,367
Alexander & Baldwin, Inc.	2,323	53,522
Alexanders, Inc.	178	59,285
American Assets Trust, Inc.	2,024	86,911
American Campus Communities, Inc.	6,621	304,698
American Homes 4 Rent Class A	10,837	239,606
Americold Realty Trust	2,343	68,697
Apartment Investment & Management Co. Class A	7,862	389,326
Apple Hospitality (REIT), Inc.	7,844	128,720
Armada Hoffler Properties, Inc.	1,849	27,772
Ashford Hospitality Trust, Inc.	3,959	19,597
Bluerock Residential Growth (REIT), Inc.	1,185	12,300
Braemar Hotels & Resorts, Inc.	1,331	14,801
Brandywine Realty Trust (SBI)	8,809	132,575
Brixmor Property Group, Inc.	13,124	224,814
Camden Property Trust (SBI)	4,384	425,029
CareTrust (REIT), Inc.	3,222	70,820
CatchMark Timber Trust, Inc.	1,929	17,728
CBL & Associates Properties, Inc. (b)	8,489	21,138
Cedar Realty Trust, Inc.	3,907	13,635
Chatham Lodging Trust	1,931	39,026
Chesapeake Lodging Trust	3,034	86,408
City Office REIT, Inc.	1,229	14,207
Colony Capital, Inc.	27,849	169,043
Columbia Property Trust, Inc.	6,171	136,194
Community Healthcare Trust, Inc.	642	21,199
CorEnergy Infrastructure Trust, Inc. (b)	602	21,558
CorePoint Lodging, Inc.	1,968	24,088
CoreSite Realty Corp.	1,702	168,141
Corporate Office Properties Trust (SBI)	4,762	117,574
Corrections Corp. of America	5,878	116,796
Cousins Properties, Inc.	17,163	151,893
CubeSmart	9,028	279,417
CyrusOne, Inc.	3,731	202,220
DDR Corp.	7,685	100,443
DiamondRock Hospitality Co.	10,016	101,763
Douglas Emmett, Inc.	7,220	273,133
Easterly Government Properties, Inc.	1,190	21,372
EastGroup Properties, Inc.	1,646	170,295
Empire State Realty Trust, Inc.	6,225	96,239
EPR Properties	3,189	232,988
Equity Commonwealth	6,293	203,641
Equity Lifestyle Properties, Inc.	4,018	425,426
Farmland Partners, Inc.	1,553	8,712
Federal Realty Investment Trust (SBI)	3,634	481,759
First Industrial Realty Trust, Inc.	5,870	192,066
Four Corners Property Trust, Inc.	3,010	85,002
Franklin Street Properties Corp.	5,438	40,350
Front Yard Residential Corp. Class B	2,675	28,944
Gaming & Leisure Properties	9,744	365,400
Getty Realty Corp.	1,320	42,319
Gladstone Commercial Corp.	1,241	24,758
Global Medical REIT, Inc.	943	9,043
Global Net Lease, Inc.	2,873	55,707
Government Properties Income Trust	882	28,250
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,239	50,579
Healthcare Realty Trust, Inc.	5,816	187,799
Healthcare Trust of America, Inc.	7,106	201,953
Hersha Hospitality Trust	2,083	38,598
Highwoods Properties, Inc. (SBI)	5,026	222,752
Hospitality Properties Trust (SBI)	8,254	220,052
Hudson Pacific Properties, Inc.	7,332	238,070
Independence Realty Trust, Inc.	2,974	31,078
Industrial Logistics Properties Trust	2,593	55,724
InfraReit, Inc.	1,807	38,128
Investors Real Estate Trust	609	35,852
Invitation Homes, Inc.	3,876	87,171
iStar Financial, Inc.	3,522	33,776
JBG SMITH Properties	4,689	181,230
Jernigan Capital, Inc.	648	14,049
Kilroy Realty Corp.	4,896	344,972
Kimco Realty Corp.	21,338	362,959
Kite Realty Group Trust	4,217	70,129
Lamar Advertising Co. Class A	4,152	309,116
Lexington Corporate Properties Trust	10,659	102,433
Liberty Property Trust (SBI)	7,368	347,328
Life Storage, Inc.	2,329	228,871
LTC Properties, Inc.	1,965	93,220
Mack-Cali Realty Corp.	4,485	92,391
MedEquities Realty Trust, Inc.	1,037	11,998
Medical Properties Trust, Inc.	16,051	292,128
Monmouth Real Estate Investment Corp. Class A	3,478	47,788
National Health Investors, Inc.	2,000	166,520
National Retail Properties, Inc.	7,373	388,631
National Storage Affiliates Trust	2,142	62,332
New Senior Investment Group, Inc.	4,067	22,043
NexPoint Residential Trust, Inc.	865	32,360
NorthStar Realty Europe Corp.	2,820	47,348
Omega Healthcare Investors, Inc.	9,780	393,058
Outfront Media, Inc.	6,933	143,860
Paramount Group, Inc.	8,735	126,483
Park Hotels & Resorts, Inc.	5,752	172,963
Pebblebrook Hotel Trust (b)	3,620	116,021
Pennsylvania Real Estate Investment Trust (SBI) (b)	3,468	25,559
Physicians Realty Trust	6,810	123,329
Piedmont Office Realty Trust, Inc. Class A	7,275	140,844
Potlatch Corp.	2,187	80,657
Preferred Apartment Communities, Inc. Class A	1,326	21,083
PS Business Parks, Inc.	980	142,286
QTS Realty Trust, Inc. Class A	2,388	100,559
Ramco-Gershenson Properties Trust (SBI)	3,942	51,601
Rayonier, Inc.	6,158	187,450
Regency Centers Corp.	5,235	340,275
Retail Opportunity Investments Corp.	5,484	96,354
Retail Properties America, Inc.	11,922	150,694
Rexford Industrial Realty, Inc.	3,310	111,216
RLJ Lodging Trust	6,217	115,325
Ryman Hospitality Properties, Inc.	2,559	205,616
Sabra Health Care REIT, Inc.	3,254	66,837
Safety Income and Growth, Inc.	504	8,891
Saul Centers, Inc.	590	31,246
Senior Housing Properties Trust (SBI)	11,930	164,276
Seritage Growth Properties (b)	1,241	49,901
Spirit MTA REIT	2,397	18,745
Spirit Realty Capital, Inc.	4,854	192,801
Stag Industrial, Inc.	3,781	104,242
Store Capital Corp.	7,800	252,096
Summit Hotel Properties, Inc.	4,348	48,567
Sun Communities, Inc.	3,329	365,890
Sunstone Hotel Investors, Inc.	10,881	155,598
Tanger Factory Outlet Centers, Inc.	4,804	109,291
Taubman Centers, Inc.	3,040	151,392
Terreno Realty Corp.	2,320	93,589
The GEO Group, Inc.	5,660	127,633
The Macerich Co.	6,061	279,776
TIER REIT, Inc.	2,416	56,776
UDR, Inc.	13,404	586,425
UMH Properties, Inc.	1,346	18,884
Uniti Group, Inc.	7,043	140,226
Universal Health Realty Income Trust (SBI)	625	43,575
Urban Edge Properties	4,586	93,646
Urstadt Biddle Properties, Inc. Class A	1,480	31,702
VEREIT, Inc.	48,813	394,409
Washington Prime Group, Inc.	9,336	53,028
Washington REIT (SBI)	3,740	94,809
Weingarten Realty Investors (SBI)	5,920	169,845
Whitestone REIT Class B	1,451	20,575
WP Carey, Inc.	5,321	398,490
Xenia Hotels & Resorts, Inc.	5,354	100,495
		18,977,137
Real Estate Management & Development - 0.6%
Altisource Portfolio Solutions SA (a)(b)	610	14,445
Colony NorthStar Credit Real Estate, Inc.	4,208	70,316
Forestar Group, Inc. (a)	1,317	21,085
HFF, Inc.	1,765	73,106
Howard Hughes Corp. (a)	1,799	199,761
Jones Lang LaSalle, Inc.	2,268	325,254
Kennedy-Wilson Holdings, Inc.	4,645	92,854
Marcus & Millichap, Inc. (a)	741	29,344
Newmark Group, Inc.	11,104	116,037
RE/MAX Holdings, Inc.	875	36,505
Realogy Holdings Corp. (b)	7,163	127,143
Retail Value, Inc.	764	23,233
Tejon Ranch Co. (a)	950	17,879
The St. Joe Co. (a)	3,757	58,459
		1,205,421

TOTAL REAL ESTATE		20,182,558

UTILITIES - 4.9%
Electric Utilities - 1.8%
Allete, Inc.	2,485	191,196
Alliant Energy Corp.	11,588	515,318
El Paso Electric Co.	2,028	106,511
Evergy, Inc.	7,096	406,743
Hawaiian Electric Industries, Inc.	5,444	202,462
IDACORP, Inc.	2,530	246,675
MGE Energy, Inc.	1,735	111,578
OGE Energy Corp.	10,006	409,746
Otter Tail Corp.	1,985	96,173
Pinnacle West Capital Corp.	5,600	493,472
PNM Resources, Inc.	4,004	170,530
Portland General Electric Co.	4,463	215,652
Spark Energy, Inc. Class A,	613	5,088
Vistra Energy Corp. (a)	14,174	355,909
		3,527,053
Gas Utilities - 1.2%
Atmos Energy Corp.	5,211	508,750
Chesapeake Utilities Corp.	815	73,815
National Fuel Gas Co.	4,268	244,556
New Jersey Resources Corp.	4,321	209,569
Northwest Natural Holding Co.	1,429	89,455
ONE Gas, Inc.	2,622	215,397
South Jersey Industries, Inc.	3,981	118,554
Southwest Gas Holdings, Inc.	2,383	186,637
Spire, Inc.	2,291	181,837
UGI Corp.	8,670	494,450
		2,323,020
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	15,822	647,278
NRG Yield, Inc.:
Class A	1,686	24,784
Class C	3,178	47,956
Ormat Technologies, Inc.	1,753	101,166
Pattern Energy Group, Inc.	3,320	70,650
Terraform Power, Inc.	3,698	43,932
The AES Corp.	33,051	541,706
		1,477,472
Multi-Utilities - 0.8%
Avangrid, Inc.	2,787	138,988
Avista Corp.	3,221	134,799
Black Hills Corp.	2,667	181,063
MDU Resources Group, Inc.	9,799	251,932
NiSource, Inc.	16,179	441,363
NorthWestern Energy Corp.	2,425	154,982
Unitil Corp.	709	37,194
Vectren Corp.	4,136	299,364
		1,639,685
Water Utilities - 0.4%
American States Water Co.	1,830	123,928
Aqua America, Inc.	8,896	311,805
AquaVenture Holdings Ltd. (a)	341	7,171
Cadiz, Inc. (a)	1,128	11,618
California Water Service Group	2,403	118,997
Connecticut Water Service, Inc.	568	38,533
Middlesex Water Co.	823	46,253
Select Energy Services, Inc. Class A (a)	1,073	9,121
SJW Corp.	793	47,540
		714,966

TOTAL UTILITIES		9,682,196

TOTAL COMMON STOCKS
(Cost $196,863,849)		197,547,004

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.43% (d)	1,385,389	1,385,666
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	4,847,284	4,847,768
TOTAL MONEY MARKET FUNDS
(Cost $6,233,434)		6,233,434
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $203,097,283)		203,780,438
NET OTHER ASSETS (LIABILITIES) - (2.7)%(f)		(5,448,507)
NET ASSETS - 100%		$198,331,931

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	6	March 2019	$450,060	$2,720	$2,720
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	March 2019	183,610	48	48
TOTAL FUTURES CONTRACTS					$2,768

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $210,560 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $7,100 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,899
Fidelity Securities Lending Cash Central Fund	10,336
Total	$22,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$7,418,677	$7,418,677	$--	$--
Consumer Discretionary	26,100,453	25,889,893	210,560	--
Consumer Staples	6,221,490	6,221,490	--	--
Energy	6,165,359	6,165,359	--	--
Financials	29,759,153	29,759,153	--	--
Health Care	22,342,539	22,342,539	--	--
Industrials	29,814,033	29,814,033	--	--
Information Technology	29,559,066	29,559,066	--	--
Materials	10,301,480	10,301,480	--	--
Real Estate	20,182,558	20,182,558	--	--
Utilities	9,682,196	9,682,196	--	--
Money Market Funds	6,233,434	6,233,434	--	--
Total Investments in Securities:	$203,780,438	$203,569,878	$210,560	$--
Derivative Instruments:
Assets
Futures Contracts	$2,768	$2,768	$--	$--
Total Assets	$2,768	$2,768	$--	$--
Total Derivative Instruments:	$2,768	$2,768	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity ZERO℠ Large Cap Index Fund

January 31, 2019

LCX-QTLY-0319
1.9891462.100

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	88,421	$2,657,935
CenturyLink, Inc.	14,009	214,618
Verizon Communications, Inc.	58,746	3,234,555
		6,107,108
Entertainment - 2.0%
Activision Blizzard, Inc.	10,889	514,396
Electronic Arts, Inc. (a)	4,435	409,084
Netflix, Inc. (a)	6,232	2,115,764
Take-Two Interactive Software, Inc. (a)	1,643	173,419
The Walt Disney Co.	21,749	2,425,448
Twenty-First Century Fox, Inc.:
Class A	15,171	748,082
Class B	6,332	310,648
Viacom, Inc.:
Class A	200	6,858
Class B (non-vtg.)	4,991	146,835
		6,850,534
Interactive Media & Services - 4.8%
Alphabet, Inc.:
Class A (a)	4,292	4,832,320
Class C (a)	4,347	4,852,860
Facebook, Inc. Class A (a)	34,343	5,724,635
IAC/InterActiveCorp (a)	1,097	231,774
Twitter, Inc. (a)	9,307	312,343
		15,953,932
Media - 1.5%
CBS Corp. Class B	5,222	258,280
Charter Communications, Inc. Class A (a)	2,793	924,623
Comcast Corp. Class A	67,171	2,456,443
DISH Network Corp. Class A (a)	3,285	100,751
Interpublic Group of Companies, Inc.	5,599	127,377
Liberty Broadband Corp.:
Class A (a)	390	33,060
Class C (a)	2,192	186,364
Liberty Global PLC:
Class A (a)	3,169	77,324
Class C (a)	8,593	202,451
Liberty Media Corp.:
Liberty Braves Class A (a)	140	3,800
Liberty Braves Class C (a)	461	12,429
Liberty Formula One Group Series C (a)	2,900	90,973
Liberty Media Class A (a)	371	11,353
Liberty SiriusXM Series A (a)	1,217	48,412
Liberty SiriusXM Series C (a)	2,442	97,582
Omnicom Group, Inc.	3,320	258,562
		4,889,784
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	4,193	291,917

TOTAL COMMUNICATION SERVICES		34,093,275

CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.2%
Aptiv PLC	3,830	303,068
Autoliv, Inc.	1,778	141,973
BorgWarner, Inc.	2,858	116,892
Garrett Motion, Inc. (a)(b)	1,068	17,056
Lear Corp.	974	149,928
		728,917
Automobiles - 0.5%
Ford Motor Co.	56,186	494,437
General Motors Co.	18,410	718,358
Tesla, Inc. (a)(b)	1,912	587,022
		1,799,817
Distributors - 0.1%
Genuine Parts Co.	2,112	210,820
LKQ Corp. (a)	4,456	116,836
		327,656
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	3,504	115,457
Carnival Corp.	5,874	338,225
Darden Restaurants, Inc.	1,781	186,880
Domino's Pizza, Inc.	630	178,750
Hilton Worldwide Holdings, Inc.	2,913	216,960
Las Vegas Sands Corp.	5,237	305,631
Marriott International, Inc. Class A	4,411	505,192
McDonald's Corp.	11,480	2,052,394
MGM Mirage, Inc.	7,339	216,060
Norwegian Cruise Line Holdings Ltd. (a)	2,568	132,072
Royal Caribbean Cruises Ltd.	2,467	296,163
Starbucks Corp.	20,490	1,396,189
Wyndham Destinations, Inc.	3,300	139,062
Wynn Resorts Ltd.	1,155	142,077
Yum! Brands, Inc.	4,853	456,085
		6,677,197
Household Durables - 0.3%
D.R. Horton, Inc.	4,916	189,020
Lennar Corp.:
Class A	3,769	178,726
Class B	404	15,400
Mohawk Industries, Inc. (a)	910	117,199
Newell Brands, Inc.	7,059	149,721
NVR, Inc. (a)	50	133,000
Whirlpool Corp.	1,035	137,665
		920,731
Internet & Direct Marketing Retail - 3.6%
Amazon.com, Inc. (a)	5,760	9,899,885
eBay, Inc.	13,990	470,764
Expedia, Inc.	1,770	211,073
Liberty Interactive Corp. QVC Group Series A (a)	6,839	148,748
The Booking Holdings, Inc. (a)	702	1,286,633
		12,017,103
Leisure Products - 0.0%
Hasbro, Inc.	1,633	147,884
Multiline Retail - 0.5%
Dollar General Corp.	3,752	433,093
Dollar Tree, Inc. (a)	3,415	330,674
Kohl's Corp.	2,428	166,779
Target Corp.	7,828	571,444
		1,501,990
Specialty Retail - 2.2%
AutoZone, Inc. (a)	396	335,547
Best Buy Co., Inc.	3,663	216,996
CarMax, Inc. (a)	2,627	154,415
Home Depot, Inc.	16,817	3,086,424
L Brands, Inc.	3,559	99,083
Lowe's Companies, Inc.	11,994	1,153,343
O'Reilly Automotive, Inc. (a)	1,225	422,209
Ross Stores, Inc.	5,553	511,542
Tiffany & Co., Inc.	1,460	129,546
TJX Companies, Inc.	18,326	911,352
Ulta Beauty, Inc. (a)	841	245,505
		7,265,962
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (a)	2,192	93,116
NIKE, Inc. Class B	18,921	1,549,251
PVH Corp.	1,116	121,767
Tapestry, Inc.	4,097	158,595
VF Corp.	4,723	397,535
		2,320,264

TOTAL CONSUMER DISCRETIONARY		33,707,521

CONSUMER STAPLES - 7.1%
Beverages - 1.8%
Brown-Forman Corp. Class B (non-vtg.)	3,526	166,604
Constellation Brands, Inc. Class A (sub. vtg.)	2,481	430,850
Keurig Dr. Pepper, Inc.	2,600	70,772
Molson Coors Brewing Co. Class B	2,662	177,316
Monster Beverage Corp. (a)	5,930	339,433
PepsiCo, Inc.	20,480	2,307,482
The Coca-Cola Co.	55,220	2,657,739
		6,150,196
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	6,293	1,350,667
Kroger Co.	12,811	362,936
Sysco Corp.	6,904	440,820
Walgreens Boots Alliance, Inc.	12,503	903,467
Walmart, Inc.	21,079	2,020,001
		5,077,891
Food Products - 1.1%
Archer Daniels Midland Co.	8,055	361,670
Bunge Ltd.	2,010	110,691
Conagra Brands, Inc.	5,886	127,373
General Mills, Inc.	8,186	363,786
Ingredion, Inc.	1,036	102,564
Kellogg Co.	3,583	211,433
McCormick & Co., Inc. (non-vtg.)	1,725	213,279
Mondelez International, Inc.	21,522	995,608
The Hershey Co.	2,032	215,595
The J.M. Smucker Co.	1,637	171,689
The Kraft Heinz Co.	8,600	413,316
Tyson Foods, Inc. Class A	4,287	265,451
		3,552,455
Household Products - 1.6%
Church & Dwight Co., Inc.	3,600	232,596
Clorox Co.	1,857	275,542
Colgate-Palmolive Co.	12,646	817,943
Kimberly-Clark Corp.	5,066	564,251
Procter & Gamble Co.	36,695	3,539,967
		5,430,299
Personal Products - 0.2%
Coty, Inc. Class A	6,754	52,411
Estee Lauder Companies, Inc. Class A	3,224	439,818
		492,229
Tobacco - 0.9%
Altria Group, Inc.	27,480	1,356,138
Philip Morris International, Inc.	22,366	1,715,920
		3,072,058

TOTAL CONSUMER STAPLES		23,775,128

ENERGY - 5.3%
Energy Equipment & Services - 0.5%
Baker Hughes, a GE Co. Class A	6,167	145,356
Halliburton Co.	12,567	394,101
National Oilwell Varco, Inc.	5,474	161,374
Schlumberger Ltd.	19,949	881,945
TechnipFMC PLC	6,316	145,015
		1,727,791
Oil, Gas & Consumable Fuels - 4.8%
Anadarko Petroleum Corp.	7,881	373,008
Apache Corp.	5,487	180,083
Cabot Oil & Gas Corp.	6,662	166,217
Cheniere Energy, Inc. (a)	2,910	191,042
Chevron Corp.	27,352	3,135,907
Cimarex Energy Co.	1,373	103,442
Concho Resources, Inc. (a)	2,142	256,697
ConocoPhillips Co.	17,217	1,165,419
Devon Energy Corp.	7,570	201,741
Diamondback Energy, Inc.	1,415	145,915
EOG Resources, Inc.	8,327	826,038
EQT Corp.	3,499	68,126
Equitrans Midstream Corp.	2,800	58,296
Exxon Mobil Corp.	61,020	4,471,546
Hess Corp.	3,890	210,060
Kinder Morgan, Inc.	27,659	500,628
Marathon Oil Corp.	12,239	193,254
Marathon Petroleum Corp.	7,034	466,073
Noble Energy, Inc.	7,010	156,603
Occidental Petroleum Corp.	11,020	735,916
ONEOK, Inc.	5,912	379,610
Phillips 66 Co.	6,188	590,397
Pioneer Natural Resources Co.	2,451	348,826
Targa Resources Corp.	3,107	133,632
The Williams Companies, Inc.	11,907	320,656
Valero Energy Corp.	6,302	553,442
		15,932,574

TOTAL ENERGY		17,660,365

FINANCIALS - 13.8%
Banks - 6.0%
Bank of America Corp.	139,694	3,977,088
BB&T Corp.	11,361	554,417
Citigroup, Inc.	38,076	2,454,379
Citizens Financial Group, Inc.	7,086	240,357
Comerica, Inc.	2,505	197,244
East West Bancorp, Inc.	2,085	104,917
Fifth Third Bancorp	10,162	272,545
First Republic Bank	2,272	219,543
Huntington Bancshares, Inc.	15,571	206,160
JPMorgan Chase & Co.	49,966	5,171,481
KeyCorp	15,489	255,104
M&T Bank Corp.	2,168	356,723
PNC Financial Services Group, Inc.	6,852	840,535
Regions Financial Corp.	16,708	253,460
SunTrust Banks, Inc.	6,856	407,384
SVB Financial Group (a)	760	177,369
U.S. Bancorp	22,701	1,161,383
Wells Fargo & Co.	63,821	3,121,485
Zions Bancorporation	2,880	137,059
		20,108,633
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	802	84,170
Ameriprise Financial, Inc.	2,131	269,785
Bank of New York Mellon Corp.	14,747	771,563
BlackRock, Inc. Class A	1,778	738,012
Cboe Global Markets, Inc.	1,634	152,403
Charles Schwab Corp.	17,182	803,602
CME Group, Inc.	4,900	893,172
E*TRADE Financial Corp.	3,899	181,927
Franklin Resources, Inc.	4,706	139,345
Goldman Sachs Group, Inc.	5,052	1,000,347
IntercontinentalExchange, Inc.	8,425	646,703
Invesco Ltd.	5,866	106,879
Moody's Corp.	2,394	379,473
Morgan Stanley	20,047	847,988
MSCI, Inc.	1,297	220,840
Northern Trust Corp.	3,093	273,607
Raymond James Financial, Inc.	1,852	149,086
S&P Global, Inc.	3,672	703,739
SEI Investments Co.	1,884	89,565
State Street Corp.	5,341	378,677
T. Rowe Price Group, Inc.	3,489	326,082
TD Ameritrade Holding Corp.	3,919	219,268
		9,376,233
Consumer Finance - 0.7%
Ally Financial, Inc.	6,396	166,680
American Express Co.	10,375	1,065,513
Capital One Financial Corp.	6,981	562,599
Discover Financial Services	5,234	353,243
Synchrony Financial	10,595	318,274
		2,466,309
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	27,712	5,695,924
Insurance - 2.5%
AFLAC, Inc.	11,323	540,107
Allstate Corp.	5,168	454,112
American International Group, Inc.	12,946	559,656
Aon PLC	3,599	562,272
Arch Capital Group Ltd. (a)	5,658	166,062
Arthur J. Gallagher & Co.	2,604	194,545
Chubb Ltd.	6,685	889,439
Cincinnati Financial Corp.	2,150	174,408
Everest Re Group Ltd.	592	129,678
FNF Group	3,931	142,145
Hartford Financial Services Group, Inc.	5,138	241,075
Lincoln National Corp.	3,153	184,419
Loews Corp.	3,975	190,403
Markel Corp. (a)	201	211,756
Marsh & McLennan Companies, Inc.	7,349	648,108
MetLife, Inc.	15,154	692,083
Principal Financial Group, Inc.	3,868	193,671
Progressive Corp.	8,376	563,621
Prudential Financial, Inc.	6,106	562,607
Reinsurance Group of America, Inc.	928	134,050
The Travelers Companies, Inc.	3,942	494,879
Torchmark Corp.	1,536	128,655
Unum Group	3,234	112,414
Willis Group Holdings PLC	1,902	309,627
		8,479,792
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	16,700	174,348

TOTAL FINANCIALS		46,301,239

HEALTH CARE - 14.9%
Biotechnology - 2.8%
AbbVie, Inc.	22,956	1,843,137
Alexion Pharmaceuticals, Inc. (a)	3,217	395,562
Alkermes PLC (a)	2,223	73,070
Alnylam Pharmaceuticals, Inc. (a)	1,177	98,315
Amgen, Inc.	10,453	1,955,861
Biogen, Inc. (a)	3,045	1,016,360
BioMarin Pharmaceutical, Inc. (a)	2,529	248,272
bluebird bio, Inc. (a)	706	94,202
Celgene Corp. (a)	11,338	1,002,959
Gilead Sciences, Inc.	18,811	1,316,958
Incyte Corp. (a)	2,523	203,329
Regeneron Pharmaceuticals, Inc. (a)	1,109	476,060
Vertex Pharmaceuticals, Inc. (a)	3,642	695,294
		9,419,379
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	25,065	1,829,244
Abiomed, Inc. (a)	605	212,397
Align Technology, Inc. (a)	1,039	258,659
Baxter International, Inc.	7,219	523,305
Becton, Dickinson & Co.	3,816	951,939
Boston Scientific Corp. (a)	19,775	754,416
Danaher Corp.	8,815	977,760
Dentsply Sirona, Inc.	3,309	138,813
Edwards Lifesciences Corp. (a)	3,048	519,440
Hologic, Inc. (a)	3,971	176,312
IDEXX Laboratories, Inc. (a)	1,256	267,252
Intuitive Surgical, Inc. (a)	1,614	845,155
Medtronic PLC	19,493	1,722,986
ResMed, Inc.	2,044	194,527
Stryker Corp.	4,635	823,037
Teleflex, Inc.	649	177,502
The Cooper Companies, Inc.	705	196,526
Varian Medical Systems, Inc. (a)	1,320	174,280
Zimmer Biomet Holdings, Inc.	2,916	319,477
		11,063,027
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	2,324	193,752
Anthem, Inc.	3,698	1,120,494
Cardinal Health, Inc.	4,532	226,464
Centene Corp. (a)	2,484	324,336
Cigna Corp.	3,551	709,525
CVS Health Corp.	14,588	956,243
DaVita HealthCare Partners, Inc. (a)	2,164	121,465
HCA Holdings, Inc.	4,079	568,735
Henry Schein, Inc. (a)	2,261	175,680
Humana, Inc.	2,058	635,901
Laboratory Corp. of America Holdings (a)	1,467	204,426
McKesson Corp.	3,003	385,135
Quest Diagnostics, Inc.	1,964	171,555
UnitedHealth Group, Inc.	13,955	3,770,641
Universal Health Services, Inc. Class B	1,263	167,385
		9,731,737
Health Care Technology - 0.1%
Cerner Corp. (a)	4,548	249,731
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	4,635	352,492
Illumina, Inc. (a)	2,102	588,119
IQVIA Holdings, Inc. (a)	2,097	270,534
Mettler-Toledo International, Inc. (a)	368	234,843
Thermo Fisher Scientific, Inc.	5,775	1,418,744
Waters Corp. (a)	1,145	264,747
		3,129,479
Pharmaceuticals - 4.9%
Allergan PLC	4,790	689,664
Bristol-Myers Squibb Co.	23,570	1,163,651
Eli Lilly & Co.	13,952	1,672,287
Johnson & Johnson	38,688	5,148,599
Merck & Co., Inc.	39,387	2,931,574
Mylan NV (a)	7,724	231,334
Nektar Therapeutics (a)	2,270	96,112
Perrigo Co. PLC	1,887	87,651
Pfizer, Inc.	85,837	3,643,781
Zoetis, Inc. Class A	7,017	604,585
		16,269,238

TOTAL HEALTH CARE		49,862,591

INDUSTRIALS - 9.5%
Aerospace & Defense - 2.6%
Arconic, Inc.	6,053	113,917
General Dynamics Corp.	3,999	684,509
Harris Corp.	1,717	263,010
Huntington Ingalls Industries, Inc.	654	135,018
L3 Technologies, Inc.	1,126	221,687
Lockheed Martin Corp.	3,593	1,040,856
Northrop Grumman Corp.	2,507	690,804
Raytheon Co.	4,164	686,061
Spirit AeroSystems Holdings, Inc. Class A	1,666	138,944
Textron, Inc.	3,795	202,008
The Boeing Co.	8,062	3,108,868
TransDigm Group, Inc. (a)	696	272,136
United Technologies Corp.	10,696	1,262,877
		8,820,695
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	2,008	174,234
Expeditors International of Washington, Inc.	2,560	177,408
FedEx Corp.	3,553	630,906
United Parcel Service, Inc. Class B	9,894	1,042,828
		2,025,376
Airlines - 0.4%
American Airlines Group, Inc.	6,134	219,413
Delta Air Lines, Inc.	9,447	466,965
Southwest Airlines Co.	7,862	446,247
United Continental Holdings, Inc. (a)	3,627	316,528
		1,449,153
Building Products - 0.3%
A.O. Smith Corp.	2,101	100,554
Fortune Brands Home & Security, Inc.	2,220	100,566
Johnson Controls International PLC	13,326	450,019
Masco Corp.	4,534	146,947
Owens Corning	1,603	83,981
Resideo Technologies, Inc. (a)	1,829	40,110
		922,177
Commercial Services & Supplies - 0.4%
Cintas Corp.	1,240	232,512
Copart, Inc. (a)	2,897	146,675
Republic Services, Inc.	3,273	251,072
Waste Management, Inc.	5,753	550,390
		1,180,649
Electrical Equipment - 0.6%
AMETEK, Inc.	3,328	242,611
Eaton Corp. PLC	6,345	483,806
Emerson Electric Co.	9,242	605,074
Fortive Corp.	4,404	330,256
Rockwell Automation, Inc.	1,851	313,782
		1,975,529
Industrial Conglomerates - 1.5%
3M Co.	8,594	1,721,378
General Electric Co.	124,888	1,268,862
Honeywell International, Inc.	10,970	1,575,621
Roper Technologies, Inc.	1,474	417,525
		4,983,386
Machinery - 1.5%
Caterpillar, Inc.	8,568	1,140,915
Cummins, Inc.	2,247	330,556
Deere & Co.	4,606	755,384
Dover Corp.	2,841	249,525
IDEX Corp.	1,101	151,784
Illinois Tool Works, Inc.	4,440	609,656
Ingersoll-Rand PLC	3,598	359,944
PACCAR, Inc.	5,063	331,728
Parker Hannifin Corp.	1,919	316,270
Pentair PLC	3,586	147,707
Stanley Black & Decker, Inc.	2,209	279,306
Xylem, Inc.	2,586	184,278
		4,857,053
Professional Services - 0.3%
CoStar Group, Inc. (a)	521	203,576
Equifax, Inc.	1,730	185,145
IHS Markit Ltd. (a)	5,233	271,697
Nielsen Holdings PLC	4,823	123,855
Verisk Analytics, Inc. (a)	2,238	262,764
		1,047,037
Road & Rail - 1.1%
CSX Corp.	12,871	845,625
J.B. Hunt Transport Services, Inc.	1,225	131,124
Kansas City Southern	1,493	157,885
Norfolk Southern Corp.	4,121	691,257
Old Dominion Freight Lines, Inc.	986	134,027
Union Pacific Corp.	11,336	1,803,218
		3,763,136
Trading Companies & Distributors - 0.2%
Fastenal Co.	4,139	250,244
United Rentals, Inc. (a)	1,218	152,567
W.W. Grainger, Inc.	747	220,656
		623,467

TOTAL INDUSTRIALS		31,647,658

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 1.2%
Arista Networks, Inc. (a)	674	144,762
Cisco Systems, Inc.	71,192	3,366,670
Juniper Networks, Inc.	5,403	140,154
Motorola Solutions, Inc.	2,333	272,751
		3,924,337
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	4,399	386,760
CDW Corp.	2,205	183,610
Cognex Corp.	2,476	112,658
Corning, Inc.	12,518	416,349
Dell Technologies, Inc. (a)	5,286	256,847
TE Connectivity Ltd.	5,066	410,093
Trimble, Inc. (a)	3,629	136,668
		1,902,985
IT Services - 5.0%
Accenture PLC Class A	8,900	1,366,595
Akamai Technologies, Inc. (a)	2,438	158,714
Alliance Data Systems Corp.	693	123,070
Amdocs Ltd.	2,078	116,119
Automatic Data Processing, Inc.	6,387	893,158
Broadridge Financial Solutions, Inc.	1,679	169,294
Cognizant Technology Solutions Corp. Class A	8,493	591,792
DXC Technology Co.	4,714	302,262
Fidelity National Information Services, Inc.	4,809	502,685
Fiserv, Inc. (a)	6,003	497,829
FleetCor Technologies, Inc. (a)	1,290	260,335
Gartner, Inc. (a)	1,306	177,472
Global Payments, Inc.	2,293	257,458
IBM Corp.	12,399	1,666,674
Jack Henry & Associates, Inc.	1,114	148,775
Leidos Holdings, Inc.	2,033	117,914
MasterCard, Inc. Class A	13,376	2,824,075
Paychex, Inc.	4,606	326,105
PayPal Holdings, Inc. (a)	16,271	1,444,214
Square, Inc. (a)	3,872	276,267
The Western Union Co.	6,565	119,811
Total System Services, Inc.	2,411	216,050
VeriSign, Inc. (a)	1,221	206,679
Visa, Inc. Class A	26,116	3,525,921
Worldpay, Inc. (a)	4,277	357,044
		16,646,312
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	11,811	288,307
Analog Devices, Inc.	5,312	525,144
Applied Materials, Inc.	15,362	600,347
Broadcom, Inc.	5,856	1,570,872
Intel Corp.	67,399	3,175,841
KLA-Tencor Corp.	2,258	240,635
Lam Research Corp.	2,333	395,630
Marvell Technology Group Ltd.	6,108	113,181
Maxim Integrated Products, Inc.	4,059	220,282
Microchip Technology, Inc. (b)	3,370	270,847
Micron Technology, Inc. (a)	16,610	634,834
NVIDIA Corp.	8,727	1,254,506
ON Semiconductor Corp. (a)	6,064	121,523
Qorvo, Inc. (a)	1,819	118,890
Qualcomm, Inc.	21,231	1,051,359
Skyworks Solutions, Inc.	2,648	193,410
Texas Instruments, Inc.	14,196	1,429,253
Xilinx, Inc.	3,615	404,663
		12,609,524
Software - 6.3%
Adobe, Inc. (a)	7,099	1,759,274
ANSYS, Inc. (a)	1,222	200,836
Autodesk, Inc. (a)	3,157	464,710
Cadence Design Systems, Inc. (a)	4,067	195,338
Citrix Systems, Inc.	2,062	211,437
Intuit, Inc.	3,497	754,723
Microsoft Corp.	111,097	11,601,860
Oracle Corp.	43,874	2,203,791
Palo Alto Networks, Inc. (a)	1,323	284,207
Red Hat, Inc. (a)	2,548	453,136
Salesforce.com, Inc. (a)	9,881	1,501,616
ServiceNow, Inc. (a)	2,487	547,190
Splunk, Inc. (a)	2,016	251,677
Symantec Corp.	8,929	187,688
Synopsys, Inc. (a)	2,164	202,009
Workday, Inc. Class A (a)	1,930	350,353
		21,169,845
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	73,939	12,306,396
Hewlett Packard Enterprise Co.	22,973	358,149
HP, Inc.	24,055	529,932
NetApp, Inc.	3,886	247,810
Seagate Technology LLC	4,167	184,515
Western Digital Corp.	4,260	191,657
		13,818,459

TOTAL INFORMATION TECHNOLOGY		70,071,462

MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	3,138	515,856
Albemarle Corp. U.S.	1,592	128,522
Celanese Corp. Class A	1,953	187,019
CF Industries Holdings, Inc.	3,359	146,620
DowDuPont, Inc.	33,697	1,813,236
Eastman Chemical Co.	2,071	166,964
Ecolab, Inc.	3,744	592,188
FMC Corp.	1,934	154,333
International Flavors & Fragrances, Inc.	1,137	161,204
Linde PLC	4,123	672,090
LyondellBasell Industries NV Class A	4,658	405,106
PPG Industries, Inc.	3,665	386,438
Sherwin-Williams Co.	1,185	499,501
		5,829,077
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	906	160,072
Vulcan Materials Co.	1,905	193,643
		353,715
Containers & Packaging - 0.3%
Avery Dennison Corp.	1,273	132,965
Ball Corp.	5,040	263,491
International Paper Co.	5,946	282,019
Packaging Corp. of America	1,359	128,181
WestRock Co.	3,668	149,324
		955,980
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	19,388	225,676
Newmont Mining Corp.	7,681	261,999
Nucor Corp.	4,577	280,295
Steel Dynamics, Inc.	3,413	124,882
		892,852

TOTAL MATERIALS		8,031,624

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	1,457	191,901
American Tower Corp.	6,176	1,067,460
AvalonBay Communities, Inc.	1,988	383,525
Boston Properties, Inc.	2,222	293,015
Crown Castle International Corp.	5,850	684,801
Digital Realty Trust, Inc.	2,959	320,578
Equinix, Inc.	1,127	444,038
Equity Residential (SBI)	5,291	383,915
Essex Property Trust, Inc.	951	257,911
Extra Space Storage, Inc.	1,814	178,879
HCP, Inc.	6,755	213,053
Host Hotels & Resorts, Inc.	10,659	192,502
Iron Mountain, Inc.	4,055	150,846
Mid-America Apartment Communities, Inc.	1,638	165,897
Prologis, Inc.	7,662	529,904
Public Storage	2,155	457,981
Realty Income Corp.	4,057	278,675
SBA Communications Corp. Class A (a)	1,693	309,023
Simon Property Group, Inc.	4,476	815,169
Ventas, Inc.	5,129	330,769
Vornado Realty Trust	2,483	173,587
Welltower, Inc.	5,333	413,254
Weyerhaeuser Co.	10,871	285,255
		8,521,938
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	4,354	199,196

TOTAL REAL ESTATE		8,721,134

UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	7,083	560,407
Duke Energy Corp.	10,078	884,647
Edison International	4,692	267,303
Entergy Corp.	2,597	231,626
Eversource Energy	4,564	316,787
Exelon Corp.	13,825	660,282
FirstEnergy Corp.	6,431	252,095
NextEra Energy, Inc.	6,774	1,212,411
PPL Corp.	9,839	308,157
Southern Co.	14,453	702,416
Xcel Energy, Inc.	7,314	382,961
		5,779,092
Multi-Utilities - 0.9%
Ameren Corp.	3,494	242,274
CenterPoint Energy, Inc.	6,208	191,951
CMS Energy Corp.	4,062	211,793
Consolidated Edison, Inc.	4,466	346,785
Dominion Resources, Inc.	9,268	650,984
DTE Energy Co.	2,583	304,148
Public Service Enterprise Group, Inc.	7,287	397,506
Sempra Energy	3,616	423,000
WEC Energy Group, Inc.	4,545	331,921
		3,100,362
Water Utilities - 0.1%
American Water Works Co., Inc.	2,569	245,776

TOTAL UTILITIES		9,125,230

TOTAL COMMON STOCKS
(Cost $331,954,429)		332,997,227

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.43% (c)	4,598,847	4,599,767
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	521,827	521,879
TOTAL MONEY MARKET FUNDS
(Cost $5,121,575)		5,121,646
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $337,076,004)		338,118,873
NET OTHER ASSETS (LIABILITIES) - (1.1)%(e)		(3,751,906)
NET ASSETS - 100%		$334,366,967

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	10	March 2019	$1,352,250	$22,450	$22,450

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $48,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,401
Fidelity Securities Lending Cash Central Fund	110
Total	$24,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$34,093,275	$34,093,275	$--	$--
Consumer Discretionary	33,707,521	33,707,521	--	--
Consumer Staples	23,775,128	23,775,128	--	--
Energy	17,660,365	17,660,365	--	--
Financials	46,301,239	46,301,239	--	--
Health Care	49,862,591	49,862,591	--	--
Industrials	31,647,658	31,647,658	--	--
Information Technology	70,071,462	70,071,462	--	--
Materials	8,031,624	8,031,624	--	--
Real Estate	8,721,134	8,721,134	--	--
Utilities	9,125,230	9,125,230	--	--
Money Market Funds	5,121,646	5,121,646	--	--
Total Investments in Securities:	$338,118,873	$338,118,873	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$22,450	$22,450	$--	$--
Total Assets	$22,450	$22,450	$--	$--
Total Derivative Instruments:	$22,450	$22,450	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019